UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2011 Semi-Annual Report to Shareholders

April 30, 2011

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

PowerShares Dynamic Developed International Opportunities Portfolio (PFA)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

PowerShares Global Agriculture Portfolio (PAGG)

PowerShares Global Clean Energy Portfolio (PBD)

PowerShares Global Coal Portfolio (PKOL)

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

PowerShares Global Nuclear Energy Portfolio (PKN)

PowerShares Global Steel Portfolio (PSTL)

PowerShares Global Water Portfolio (PIO)

PowerShares Global Wind Energy Portfolio (PWND)

PowerShares MENA Frontier Countries Portfolio (PMNA)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

International Portfolios

Schedules of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	7

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	9

PowerShares Dynamic Developed International Opportunities Portfolio (PFA)	12

PowerShares Emerging Markets Infrastructure Portfolio (PXR)	16

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	18

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	21

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	33

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	50

PowerShares Global Agriculture Portfolio (PAGG)	55

PowerShares Global Clean Energy Portfolio (PBD)	57

PowerShares Global Coal Portfolio (PKOL)	60

PowerShares Global Gold and Precious Metals Portfolio (PSAU)	61

PowerShares Global Nuclear Energy Portfolio (PKN)	63

PowerShares Global Steel Portfolio (PSTL)	65

PowerShares Global Water Portfolio (PIO)	67

PowerShares Global Wind Energy Portfolio (PWND)	69

PowerShares MENA Frontier Countries Portfolio (PMNA)	71

Statements of Assets and Liabilities	74

Statements of Operations	78

Statements of Changes in Net Assets	82

Financial Highlights	88

Notes to Financial Statements	98

Board Considerations Regarding Continuation of Investment Advisory Agreement	112

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIZ	PowerShares DWA Developed Markets Technical Leaders Portfolio	12/28/07	841	114	111	145	69	17	35
PIE	PowerShares DWA Emerging Markets Technical Leaders Portfolio	12/28/07	841	78	78	187	84	35	43
PFA	PowerShares Dynamic Developed International Opportunities Portfolio	6/13/07	979	121	110	143	82	34	32
PXR	PowerShares Emerging Markets Infrastructure Portfolio	10/16/08	639	78	84	148	59	41	53
PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	6/25/07	971	99	110	181	120	52	52
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6/25/07	971	112	124	250	131	49	45
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9/27/07	905	60	83	148	157	104	90
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	9/27/07	905	95	112	279	140	34	25
PAGG	PowerShares Global Agriculture Portfolio	9/18/08	658	83	91	165	59	31	23
PBD	PowerShares Global Clean Energy Portfolio	6/13/07	979	105	123	204	94	54	26
PKOL	PowerShares Global Coal Portfolio	9/18/08	658	94	92	123	33	23	36
PSAU	PowerShares Global Gold and Precious Metals Portfolio	9/18/08	658	101	102	138	59	25	39
PKN	PowerShares Global Nuclear Energy Portfolio	4/3/08	776	124	137	123	52	11	9
PSTL	PowerShares Global Steel Portfolio	9/18/08	658	82	89	128	63	34	18
PIO	PowerShares Global Water Portfolio	6/13/07	979	146	181	218	69	22	15
PWND	PowerShares Global Wind Energy Portfolio	7/1/08	714	92	99	115	59	23	42
PMNA	PowerShares MENA Frontier Countries Portfolio	7/9/08	709	57	61	125	86	40	75

	Closing Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIZ	96	70	104	39	23	18
PIE	74	59	99	62	15	27
PFA	139	100	122	49	24	23
PXR	55	51	51	12	1	6
PAF	69	78	102	62	28	18
PXF	73	47	76	38	17	9
PDN	62	38	66	45	27	25
PXH	76	55	56	20	8	5
PAGG	74	50	64	13	4	1
PBD	122	103	97	29	12	10
PKOL	90	71	62	25	4	5
PSAU	67	51	39	20	7	10
PKN	136	88	61	20	4	11
PSTL	94	61	71	13	1	4
PIO	124	71	75	26	10	22
PWND	97	69	69	34	9	6
PMNA	54	52	72	41	20	26

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Developed Markets Technical Leaders Portfolio Actual	$1,000.00	$1,136.69	0.80%	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
PowerShares DWA Emerging Markets Technical Leaders Portfolio Actual	$1,000.00	$1,081.45	0.90%	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
PowerShares Dynamic Developed International Opportunities Portfolio Actual	$1,000.00	$1,178.91	0.75%	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Emerging Markets Infrastructure Portfolio Actual	$1,000.00	$1,128.83	0.75%	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio Actual	$1,000.00	$1,195.01	0.80%	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio Actual	$1,000.00	$1,135.56	0.75%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Actual	$1,000.00	$1,148.45	0.75%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Emerging Markets Portfolio Actual	$1,000.00	$1,097.44	0.85%	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26
PowerShares Global Agriculture Portfolio Actual	$1,000.00	$1,100.74	0.75%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Clean Energy Portfolio Actual	$1,000.00	$1,110.48	0.75%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Coal Portfolio Actual	$1,000.00	$1,175.10	0.75%	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Gold & Precious Metals Portfolio Actual	$1,000.00	$1,121.66	0.75%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Nuclear Energy Portfolio Actual	$1,000.00	$1,070.91	0.75%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Steel Portfolio Actual	$1,000.00	$1,117.81	0.75%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Water Portfolio Actual	$1,000.00	$1,143.57	0.75%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Global Wind Energy Portfolio Actual	$1,000.00	$1,105.94	0.75%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares MENA Frontier Countries Portfolio
Actual	$1,000.00	$949.21	0.70%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent six-month period may differ from expense ratios based on the one year data in the Financial Highlights.

Portfolio Composition

PowerShares DWA Developed Markets Technical Leaders Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Industrials	21.4
Materials	19.4
Consumer Discretionary	14.3
Energy	13.0
Financials	10.5
Information Technology	7.1
Consumer Staples	5.8
Telecommunication Services	3.2
Health Care	2.8
Utilities	2.3
Other assets less liabilities	0.2

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—11.4%
379,230	Alumina Ltd.	$937,924
69,022	Caltex Australia Ltd.	1,071,831
392,101	Challenger Financial Services Group Ltd.	2,068,242
91,180	Coca-Cola Amatil Ltd.	1,191,408
20,828	Cochlear Ltd.	1,835,303
279,794	Fortescue Metals Group Ltd.	1,883,085
1,917,861	Goodman Group REIT	1,490,157
235,487	Incitec Pivot Ltd.	968,972
24,534	Newcrest Mining Ltd.	1,112,883
138,387	Oil Search Ltd.	1,067,679
34,930	Orica Ltd.	1,016,038
89,330	Origin Energy Ltd.	1,598,349
		16,241,871
	Austria—1.0%
1,356	Bank of Austria 'Escrow'*	—
28,309	Erste Group Bank AG	1,433,014
		1,433,014
	Belgium—0.8%
20,368	Umicore SA	1,170,191
	Bermuda—1.1%
43,917	Seadrill Ltd.	1,558,330
	British Virgin Islands—0.8%
115,968	Renesola Ltd. ADR*	1,064,586
	Canada—14.0%
11,214	Agrium, Inc.	1,013,556
17,969	ATCO Ltd., Class I	1,103,119

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,715	Canadian National Railway Co.	$1,215,497
70,756	CGI Group, Inc., Class A*	1,543,605
16,800	Enbridge, Inc.	1,088,897
18,411	Goldcorp, Inc.	1,027,886
19,327	Imperial Oil Ltd.	1,018,443
22,590	Metro, Inc., Class A	1,102,300
13,820	National Bank of Canada	1,141,022
26,455	Onex Corp.	989,780
20,402	Saputo, Inc.	968,442
151,566	Sherritt International Corp.	1,277,892
82,038	Silver Wheaton Corp.	3,328,727
57,178	Sino-Forest Corp.*	1,416,720
26,854	SNC-Lavalin Group, Inc.	1,619,985
		19,855,871
	China—1.6%
1,543,000	Yangzijiang Shipbuilding Holdings Ltd.	2,284,991
	Finland—1.5%
31,024	Fortum Oyj	1,070,593
31,801	Sampo Oyj, Class A	1,071,929
		2,142,522
	France—5.5%
167,900	Alcatel-Lucent*	1,084,317
6,531	Christian Dior SA	1,049,846
13,473	Iliad SA	1,734,806
6,452	PPR	1,155,842
11,976	Technip SA	1,353,180
23,329	Valeo SA*	1,488,096
		7,866,087

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—7.1%
11,060	BASF SE*	$1,138,758
15,016	Continental AG*	1,509,763
14,010	Fresenius Medical Care AG & Co. KGaA	1,102,865
11,488	Hochtief AG	1,089,597
305,129	Infineon Technologies AG	3,469,412
18,915	Lanxess AG	1,737,898
		10,048,293
	Hong Kong—6.8%
534,000	Citic Pacific Ltd.	1,594,933
498,000	CNOOC Ltd.	1,228,395
198,000	Li & Fung Ltd.*	1,011,973
515,000	Lifestyle International Holdings Ltd.	1,471,883
830,000	Noble Group Ltd.	1,514,338
213,500	Orient Overseas International Ltd.	1,629,918
472,000	Tingyi (Cayman Islands) Holding Corp.	1,251,764
		9,703,204
	Italy—0.8%
20,845	Saipem SpA	1,185,380
	Japan—4.4%
6,097	FANUC Corp.	1,010,656
39,996	JGC Corp.	985,359
32,800	Komatsu Ltd.	1,148,041
13,596	ORIX Corp.	1,325,417
40,700	SoftBank Corp.	1,700,431
		6,169,904
	Norway—3.0%
104,953	DnB NOR ASA	1,708,801
95,703	Petroleum Geo-Services ASA*	1,513,441
35,807	Schibsted ASA	1,077,822
		4,300,064
	Philippines—0.7%
17,975	Philippine Long Distance Telephone Co.	1,043,818
	Portugal—0.8%
65,565	Jeronimo Martins SGPS SA	1,077,776
	Singapore—1.9%
118,800	Keppel Corp. Ltd.	1,156,654
324,000	SembCorp Marine Ltd.	1,503,031
		2,659,685
	Spain—0.8%
17,913	Red Electrica Corporacion SA	1,144,882
	Switzerland—11.0%
62,382	ABB Ltd.*	1,715,334
1,745	Banque Cantonale Vaudoise	1,067,957
1,747	Barry Callebaut AG*	1,662,612

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,973	Compagnie Financiere Richemont SA	$1,221,246
5,771	Geberit AG	1,345,647
9,778	Schindler Holding AG	1,253,142
601	SGS SA	1,188,228
407	Sika AG	1,034,782
6,675	Sulzer AG	1,198,264
2,518	Swatch Group AG	1,233,703
6,611	Swiss Life Holding AG*	1,201,239
4,198	Syngenta AG*	1,479,657
		15,601,811
	United Kingdom—21.6%
87,154	AMEC PLC	1,744,423
66,240	Antofagasta PLC	1,510,331
284,118	ARM Holdings PLC	2,940,518
103,318	Burberry Group PLC	2,231,665
247,094	Carphone Warehouse Group PLC*	1,639,290
118,269	Compass Group PLC	1,153,025
152,388	Cookson Group PLC*	1,818,627
79,232	IMI PLC	1,443,134
1,010,449	ITV PLC*	1,281,731
241,115	Kingfisher PLC	1,103,951
670,910	Legal & General Group PLC	1,374,187
89,650	Petrofac Ltd.	2,257,930
17,495	Rio Tinto PLC	1,272,283
27,363	SABMiller PLC	1,019,829
32,599	Shire PLC	1,005,911
80,227	Travis Perkins PLC	1,438,508
76,602	Tullow Oil PLC	1,830,921
68,521	Weir Group PLC (The)	2,198,933
52,596	Xstrata PLC	1,334,775
		30,599,972
	United States—3.2%
30,842	Domtar Corp.	2,858,130
41,330	Royal Caribbean Cruises Ltd.*	1,641,667
		4,499,797
	Total Investments (Cost $121,727,355)—99.8%	141,652,049
	Other assets less liabilities—0.2%	222,305
	Net Assets—100.0%	$141,874,354

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares DWA Emerging Markets Technical Leaders Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Materials	20.9
Consumer Discretionary	17.5
Industrials	16.7
Financials	15.2
Energy	9.5
Consumer Staples	9.2
Information Technology	3.8
Utilities	3.2
Health Care	2.4
Telecommunication Services	1.6
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Brazil—1.8%
35,756	Cia de Saneamento Basico do Estado de Sao Paulo ADR	$2,092,441
133,535	Cia Paranaense de Energia ADR	3,681,560
		5,774,001
	Chile—0.5%
63,065	Lan Airlines SA ADR	1,762,036
	China—9.5%
4,864,000	China National Building Material Co. Ltd., H-Shares	10,244,482
1,071,000	China Oilfield Services Ltd., H-Shares	2,117,843
119,905	Focus Media Holding Ltd. ADR*	4,214,661
1,560,330	Jiangxi Copper Co. Ltd., H-Shares	5,293,102
76,343	NetEase.com, Inc. ADR*	3,762,183
29,986	SINA Corp.*	4,040,613
1,608,000	Zijin Mining Group Co. Ltd., H-Shares	1,264,854
		30,937,738
	France—3.1%
319,684	Vivendi SA	10,047,691
	Hong Kong—0.5%
194,480	Hengan International Group Co. Ltd.	1,517,263
	India—0.8%
8,047	HDFC Bank Ltd. ADR	1,384,889
26,344	ICICI Bank Ltd. ADR	1,327,737
		2,712,626

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Indonesia—12.7%
800,309	PT Astra International Tbk	$5,247,238
73,783,500	PT Bakrie Telecom Tbk*	3,316,984
2,732,830	PT Bank Central Asia Tbk	2,361,390
16,657,500	PT Bank CIMB Niaga Tbk*	3,442,757
13,610,000	PT Bank Negara Indonesia (Persero) Tbk	6,436,303
6,184,500	PT Bumi Resources Tbk	2,473,367
27,979,000	PT Global MediaCom Tbk	2,450,286
3,710,000	PT Indofood Sukses Makmur Tbk	2,404,309
4,590,750	PT International Nickel Indonesia Tbk	2,666,859
1,401,080	PT Tambang Batubara Bukit Asam Tbk	3,648,305
2,544,720	PT United Tractors Tbk	6,908,540
		41,356,338
	Luxembourg—1.1%
102,148	Ternium SA ADR	3,434,216
	Malaysia—19.8%
2,008,800	Affin Holdings Bhd	2,373,667
2,854,200	AirAsia Bhd*	2,765,548
1,357,100	AMMB Holdings Bhd	2,923,126
54,100	Batu Kawan Bhd	279,815
1,088,200	Boustead Holdings Bhd	2,127,170
4,108,600	Dialog Group Bhd	3,453,887
3,554,500	DRB-Hicom Bhd	2,652,075
1,437,000	Gamuda Bhd	1,814,443
701,300	Genting Bhd	2,746,482
1,705,200	Hap Seng Consolidated Bhd	3,339,014
692,100	Hong Leong Financial Group Bhd	2,397,348
910,400	IJM Corp. Bhd	1,905,631
3,998,100	Kencana Petroleum Bhd	3,549,967

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
394,500	Kuala Lumpur Kepong Bhd	$2,812,910
1,084,900	Malaysia Airports Holdings Bhd	2,263,566
5,004,000	Malaysian Resources Corp. Bhd	3,598,420
2,535,200	Media Prima Bhd	2,251,039
2,439,500	Multi-Purpose Holdings Bhd	2,586,101
673,879	Parkson Holdings Bhd	1,301,346
412,100	Petronas Dagangan Bhd	2,153,716
939,800	RHB Capital Bhd	2,811,151
3,636,200	SapuraCrest Petroleum Bhd	4,566,733
1,072,100	SP Setia Bhd	1,512,957
6,449,900	TIME dotCom Bhd*	1,970,682
683,100	Top Glove Corp. Bhd	1,196,924
431,300	Tradewinds Plantation Bhd	499,446
2,407,500	WCT Bhd	2,470,898
		64,324,062
	Mexico—9.7%
332,900	Coca-Cola Femsa SAB de CV, Series L	2,651,768
3,640,500	Controladora Comercial Mexicana SAB de CV*	6,329,520
447,100	Fomento Economico Mexicano SAB de CV	2,806,588
526,700	Grupo Continental SAB	1,968,502
639,300	Grupo Financiero Banorte SAB de CV, Class O	3,187,630
1,153,000	Grupo Mexico SAB de CV, Series B	3,985,309
107,980	Industrias Penoles SAB de CV	4,194,853
1,046,400	Mexichem SAB de CV	3,969,823
574,100	Promotora y Operadora de Infraestructura SAB de CV*	2,489,161
		31,583,154
	Peru—2.7%
23,845	Credicorp Ltd.	2,301,519
1,298,781	Grana y Montero SA	2,369,382
103,515	Sociedad Minera Cerro Verde SA	4,088,843
		8,759,744
	Philippines—1.0%
600	JG Summit Holdings, Inc.	355
2,480	Jollibee Foods Corp.	5,474
9,646,900	Petron Corp.	3,118,736
		3,124,565
	Russia—2.0%
223,682	Mechel ADR	6,390,595
	South Africa—6.6%
165,219	Aspen Pharmacare Holdings Ltd.*	2,031,628
119,779	Exxaro Resources Ltd.	3,225,770
198,872	JSE Ltd.	1,981,414
53,485	Kumba Iron Ore Ltd.	3,897,539
821,739	Merafe Resources Ltd.	185,874

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
82,356	Naspers Ltd., Class N	$4,938,459
137,421	Palabora Mining Co. Ltd.	3,066,688
139,493	Shoprite Holdings Ltd.	2,191,755
		21,519,127
	South Korea—17.4%
14,984	CJ O Shopping Co. Ltd.	3,208,910
92,700	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,966,122
74,642	Dongbu Insurance Co. Ltd.	3,552,225
7,987	Hyundai Heavy Industries Co. Ltd.	3,987,351
8,020	Hyundai Mipo Dockyard	1,421,920
21,377	Hyundai Motor Co.	4,917,119
33,354	Hyundai Steel Co.	4,232,860
29,460	KB Financial Group, Inc. ADR	1,569,923
141,748	Kia Motors Corp.	10,171,624
35,244	Komipharm International Co. Ltd.*	1,743,043
24,591	OCI Materials Co. Ltd.	3,056,522
28,499	Samsung Engineering Co. Ltd.	6,315,973
79,660	SFA Engineering Corp.	4,556,672
24,545	S-Oil Corp.	3,653,177
		56,353,441
	Thailand—5.7%
6,190,900	Asian Property Development PCL	1,306,622
1,557,755	Bangkok Dusit Medical Services PCL	2,726,724
149,625	Banpu PCL	3,739,372
930,600	Big C Supercenter PCL	2,696,713
4,242,800	Charoen Pokphand Foods PCL	4,193,052
283,200	PTT Exploration & Production PCL	1,755,176
520,795	Siam Commercial Bank PCL	2,023,860
13,600	Thai Plastic & Chemical PCL	12,643
		18,454,162
	Turkey—3.8%
606,210	Aygaz AS	4,509,214
38,842	Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	2,633,529
450,957	Haci Omer Sabanci Holding AS	2,416,345
265,723	Koc Holding AS	1,430,810
261,417	Turkiye Garanti Bankasi AS	1,355,999
		12,345,897
	United Kingdom—1.3%
40,037	Anglo American PLC	2,083,862
54,760	BHP Billiton PLC	2,305,803
		4,389,665
	Total Common Stocks and Other Equity Interests (Cost $282,382,939)	324,786,321

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
216,692	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $216,692)	$216,692
	Total Investments (Cost $282,599,631)—100.1%	325,003,013
	Liabilities in excess of other assets—(0.1)%	(370,389)
	Net Assets—100.0%	$324,632,624

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Developed International Opportunities Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Financials	24.7
Consumer Discretionary	22.2
Materials	17.2
Industrials	14.1
Information Technology	6.7
Energy	5.0
Telecommunication Services	3.9
Health Care	2.8
Utilities	2.1
Consumer Staples	1.2
Other assets less liabilities	0.1

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.0%
	Australia—0.4%
74,913	OZ Minerals Ltd.	$118,053
	Austria—3.1%
1,244	Andritz AG	128,657
2,396	Erste Group Bank AG	121,287
6,733	EVN AG	129,359
2,812	OMV AG	128,452
2,119	Raiffeisen International Bank Holding AG	117,026
3,882	Strabag SE	130,564
2,093	Vienna Insurance Group AG Wiener Versicherung Gruppe	125,138
2,608	Voestalpine AG	128,555
		1,009,038
	Belgium—0.4%
3,095	KBC Groep NV*	126,365
	Bermuda—0.8%
20,230	Catlin Group Ltd.	133,452
12,534	Lancashire Holdings Ltd.	134,844
		268,296
	Canada—1.9%
2,032	ATCO Ltd., Class I	124,745
3,493	Encana Corp.	117,029
5,096	Sino-Forest Corp.*	126,265
2,476	Telus Corp.	130,108
1,403	Toronto-Dominion Bank (The)	121,130
		619,277
	China—2.7%
221,000	Bank of China Ltd., H-Shares	122,057
114,000	Bank of Communications Co. Ltd., H-Shares	120,786

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
120,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	$120,809
76,000	Dongfeng Motor Group Co. Ltd., H-Shares	118,585
84,000	PetroChina Co. Ltd., H-Shares	120,686
150,500	Soho China Ltd.	130,009
84,000	Yangzijiang Shipbuilding Holdings Ltd.	124,394
		857,326
	Cyprus—0.4%
19,780	Songa Offshore SE*	121,193
	Denmark—1.3%
14	A P Moller—Maersk A/S, Class B	142,043
5,282	H. Lundbeck A/S	127,042
751	Topdanmark A/S*	138,198
		407,283
	Finland—1.6%
8,551	Pohjola Bank PLC, Class A	127,116
10,616	Stora Enso Oyj, Class R	128,125
5,943	UPM-Kymmene Oyj	122,028
3,209	Wartsila Oyj	126,354
		503,623
	France—7.7%
1,403	Arkema SA	146,433
5,859	AXA SA	131,690
1,609	BNP Paribas	127,543
870	Christian Dior SA	139,851
5,641	CNP Assurances	129,678
3,345	Faurecia*	138,210
20,864	Natixis*	120,163
2,482	Nexity	135,140

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,525	Plastic Omnium SA	$146,383
3,094	PSA Peugeot Citroen SA*	140,737
2,274	Renault SA*	138,794
4,185	Rhodia SA	195,424
1,755	Sanofi	139,039
4,496	SCOR SE	137,574
1,792	Societe Generale	120,063
1,997	Total SA	128,050
2,093	Valeo SA*	133,507
4,368	Vivendi SA	137,287
		2,485,566
	Germany—5.9%
4,259	Aareal Bank AG*	129,343
880	Allianz SE	138,782
1,456	BASF SE*	149,912
1,486	Bayerische Motoren Werke (BMW) AG	140,369
14,891	Commerzbank AG*	94,997
1,427	Continental AG*	143,476
1,759	Daimler AG	136,198
2,214	Hannover Rueckversicherung AG	134,114
11,857	Infineon Technologies AG	134,818
1,637	Lanxess AG	150,406
2,911	Leoni AG*	160,248
788	Muenchener Rueckversicherungs - Gesellschaft AG	130,294
10,248	TUI AG*	130,875
819	Volkswagen AG*	146,294
		1,920,126
	Greece—0.3%
5,187	OPAP SA	109,814
	Hong Kong—2.7%
51,000	Cathay Pacific Airways Ltd.	127,244
10,000	Guoco Group Ltd.	125,715
5,000	Jardine Strategic Holdings Ltd.	142,000
69,000	New World Development Co. Ltd.	120,987
11,500	Orient Overseas International Ltd.	87,794
286,000	PCCW Ltd.	113,404
34,000	Wheelock & Co. Ltd.	140,069
		857,213
	Ireland—0.0%
842,107	Anglo Irish Bank Corp. Ltd.*	—
	Israel—0.8%
484	Delek Group Ltd.	129,009
59,022	Israel Discount Bank Ltd., Class A*	124,736
		253,745

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Italy—3.4%
4,004	Danieli SpA	$127,717
12,526	De'Longhi SpA	160,376
20,053	Enel SpA	143,220
4,935	Eni SpA	132,154
13,131	Fiat SpA	140,362
11,838	Mediobanca SpA	135,059
23,446	Mediolanum SpA	138,025
78,706	Telecom Italia SpA	118,753
		1,095,666
	Japan—41.4%
13,000	ADEKA Corp.	128,013
21,000	Aichi Steel Corp.	126,041
3,700	Aisin Seiki Co. Ltd.	129,915
13,100	Alps Electric Co. Ltd.	128,837
8,100	Aoyama Trading Co. Ltd.	133,270
55,000	Aozora Bank Ltd.	118,622
10,000	Asahi Glass Co. Ltd.	126,448
18,000	Asahi Kasei Corp.	122,899
8,200	Brother Industries Ltd.	124,910
33,000	Calsonic Kansei Corp.	133,399
4,500	Canon Electronics, Inc.	107,592
16	Central Japan Railway Co.	120,483
7,500	Century Tokyo Leasing Corp.	128,297
22,000	Chiba Bank Ltd. (The)	129,332
20,000	Daicel Chemical Industries Ltd.	128,174
9,000	Daihatsu Motor Co. Ltd.	144,306
7,100	Daiichikosho Co. Ltd.	123,817
13,000	Dainippon Screen Manufacturing Co. Ltd.	119,362
39,000	Daishi Bank Ltd. (The)	122,085
3,900	Denso Corp.	130,064
56,000	DIC Corp.	133,202
24,000	Ebara Corp.	134,582
9,700	Elpida Memory, Inc.*	143,695
4,300	EXEDY Corp.	136,462
5,100	FCC Co. Ltd.	119,549
39,000	Fuji Electric Co. Ltd.	121,124
19,000	Fuji Heavy Industries Ltd.	140,966
3,900	FUJIFILM Holdings Corp.	120,643
23,000	Gunma Bank Ltd. (The)	123,872
7,700	Heiwa Corp.	118,148
26,000	Hino Motors Ltd.	122,085
25,000	Hitachi Ltd.	134,952
3,300	Honda Motor Co. Ltd.	129,739
4,300	HORIBA Ltd.	128,830
1,100	Idemitsu Kosan Co. Ltd.	128,654
51,000	IHI Corp.	128,223
31,000	Isuzu Motors Ltd.	132,191
11,400	ITOCHU Corp.	117,878
28,000	JFE Shoji Holdings, Inc.	122,504

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
39,000	Juroku Bank Ltd. (The)	$120,163
19,000	Kagoshima Bank Ltd. (The)	126,916
11,000	Kaken Pharmaceutical Co. Ltd.	141,940
18,000	Kaneka Corp.	131,107
16,000	Kayaba Industry Co. Ltd.	132,315
19	KDDI Corp.	125,980
6,800	Keihin Corp.	128,474
9,000	Koito Manufacturing Co. Ltd.	141,089
6,500	Konami Corp.	127,853
4,200	K's Holdings Corp.	130,131
9,800	Kuraray Co. Ltd.	142,157
7,000	KYORIN Holdings, Inc.	124,661
4,500	Lintec Corp.	130,885
17,008	Marubeni Corp.	122,833
21,000	Mitsubishi Chemical Holdings Corp.	141,570
11,000	Mitsubishi Electric Corp.	120,791
6,600	Mitsui & Co. Ltd.	116,480
49,000	Mitsui Engineering & Shipbuilding Co. Ltd.	120,779
36,000	Mitsui Mining & Smelting Co. Ltd.	127,779
10,980	Mochida Pharmaceutical Co. Ltd.	121,654
24,000	Nachi-Fujikoshi Corp.	133,103
10,000	NGK Spark Plug Co. Ltd.	138,649
13,000	NHK Spring Co. Ltd.	122,566
9,000	Nippon Electric Glass Co. Ltd.	135,654
15,000	Nippon Kayaku Co. Ltd.	144,195
65,000	Nippon Light Metal Co. Ltd.	131,378
18,000	Nippon Paint Co. Ltd.	125,783
10,994	Nippon Shokubai Co. Ltd.	142,675
2,600	Nippon Telegraph & Telephone Corp.	120,002
43,000	Nishi-Nippon City Bank Ltd. (The)	120,828
14,400	Nissan Motor Co. Ltd.	137,363
18,000	Nissan Shatai Co. Ltd.	133,991
13,000	Nisshinbo Holdings, Inc.	128,013
7,400	Nissin Kogyo Co. Ltd.	124,397
2,300	Nitto Denko Corp.	122,030
68	NTT DoCoMo, Inc.	125,122
38,000	Ogaki Kyoritsu Bank Ltd. (The)	121,297
4,800	Otsuka Holdings Co. Ltd.	128,489
16,000	Pacific Metals Co. Ltd.	120,483
19,000	Rengo Co. Ltd.	113,101
6,700	Sega Sammy Holdings, Inc.	115,603
7,900	Seiko Epson Corp.	137,379
16,000	Sekisui Chemical Co. Ltd.	132,906
61	Seven Bank Ltd.	115,023
349	SKY Perfect JSAT Holdings, Inc.	139,144
25,000	Sumitomo Chemical Co. Ltd.	132,487
8,400	Sumitomo Corp.	114,602
7,000	Sumitomo Metal Mining Co. Ltd.	123,971
34,000	Sumitomo Mitsui Trust Holdings, Inc.	115,652
4,400	Takata Corp.	132,803
2,100	TDK Corp.	107,666

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,984	Toagosei Co. Ltd.	$128,876
7,600	Tokai Rika Co. Ltd.	131,881
10,300	Tokai Rubber Industries Ltd.	124,529
19	Tokyu REIT, Inc. REIT	131,131
10,000	TonenGeneral Sekiyu K.K.	123,737
25,000	Toshiba Corp.	131,563
11,000	Toshiba Plant Systems & Services Corp.	123,909
29,000	Toshiba TEC Corp.	132,955
34,000	Tosoh Corp.	130,737
25,000	Toyo Ink Manufacturing Co. Ltd.	126,017
7,700	Toyota Tsusho Corp.	127,258
7,100	TS Tech Co. Ltd.	124,167
24,000	Tsubakimoto Chain Co.	126,596
25,000	Yokohama Rubber Co. Ltd. (The)	126,941
14,000	Zeon Corp.	125,610
		13,390,984
	Jersey Island—0.4%
62,037	Beazley PLC	135,448
	Netherlands—1.6%
3,102	ASM International NV*	134,957
2,029	Koninklijke DSM NV	140,126
7,280	Koninklijke KPN NV	115,729
9,792	STMicroelectronics NV	115,783
		506,595
	New Zealand—0.4%
81,739	Telecom Corp. of New Zealand Ltd.	143,550
	Norway—2.5%
15,954	Austevoll Seafood ASA	122,722
7,126	Cermaq ASA*	146,898
100,023	Marine Harvest ASA	132,306
16,317	Prosafe SE	132,678
4,363	Statoil ASA	127,832
13,741	Storebrand ASA	142,943
		805,379
	Portugal—0.4%
10,162	Semapa-Sociedade de Investimento e Gestao SGPS SA	128,149
	Singapore—1.2%
77,000	Neptune Orient Lines Ltd.	118,437
31,000	SembCorp Industries Ltd.	136,961
32,000	UOL Group Ltd.	126,717
		382,115
	Spain—2.4%
2,608	ACS Actividades de Construccion y Servicios SA	131,419
17,228	Criteria Caixacorp SA	127,414
15,192	Duro Felguera SA	129,373

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,038	Endesa SA	$140,993
31,635	Mapfre SA	132,353
3,510	Repsol YPF SA	125,551
		787,103
	Sweden—2.0%
11,018	Billerud AB	134,357
5,799	Boliden AB*	131,039
5,403	Kinnevik Investment AB, Class B	139,839
4,459	NCC AB, Class B	119,476
11,404	Nordea Bank AB	130,455
		655,166
	Switzerland—3.6%
1,995	Allied World Assurance Co. Holdings Ltd.	129,615
1,199	Baloise Holding AG*	132,057
6,794	Clariant AG*	140,425
2,859	Credit Suisse Group AG	129,411
167	Forbo Holding AG*	136,146
3,560	Garmin Ltd.*	121,859
303	Helvetia Holding AG*	141,565
2,685	Noble Corp.	115,482
1,304	Pargesa Holding SA	133,486
		1,180,046
	United Kingdom—9.7%
2,336	Anglo American PLC	121,585
2,639	AstraZeneca PLC	131,611
26,023	Barclays PLC	122,533
41,370	BT Group PLC	135,108
158,596	Cable & Wireless Communications PLC	122,742
15,802	Cape PLC	148,653
20,139	Carillion PLC	131,542
18,139	Drax Group PLC	133,092
38,094	GKN PLC	141,692
43,099	Highland Gold Mining Ltd.*	124,185
20,078	Hiscox Ltd.	138,076
21,080	Inchcape PLC*	128,125
93,508	ITV PLC*	118,613
5,824	Kier Group PLC	129,198
64,364	Legal & General Group PLC	131,833
12,953	Mondi PLC	127,901
56,747	Old Mutual PLC	131,565
43,676	Paragon Group of Cos. PLC	125,957
1,790	Rio Tinto PLC	130,174
4,276	Schroders PLC	135,368
22,843	St. James's Place PLC	135,220
18,356	Tullett Prebon PLC	128,744
10,525	WS Atkins PLC	136,930
5,247	Xstrata PLC	133,158
		3,143,605
	Total Common Stocks and Other Equity Interests (Cost $28,102,492)	32,010,724

Number of Shares		Value
	Preferred Stocks—0.9%
	Germany—0.4%
4,306	ProSiebenSat.1 Media AG	$123,519
	Italy—0.5%
5,003	EXOR SpA	155,278
	Total Preferred Stocks (Cost $186,974)	278,797
	Total Investments (Cost $28,289,466)—99.9%	32,289,521
	Other assets less liabilities—0.1%	34,513
	Net Assets—100.0%	$32,324,034

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Emerging Markets Infrastructure Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Industrials	53.6
Materials	43.1
Utilities	2.4
Consumer Discretionary	0.6
Other assets less liabilities	0.3

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—0.4%
41,206	Leighton Holdings Ltd.	$1,094,878
	Brazil—10.4%
233,920	Cia Siderurgica Nacional SA ADR	3,726,345
209,622	Gerdau SA ADR	2,532,234
372,100	Iochpe-Maxion SA	5,204,527
115,000	Lupatech SA*	859,813
226,300	MMX Mineracao e Metalicos SA*	1,438,744
745,900	Paranapanema SA*	2,475,426
263,450	Vale SA ADR	8,799,230
62,900	Weg SA	781,801
		25,818,120
	Cayman Islands—1.2%
3,943,000	Lonking Holdings Ltd.	2,908,671
	Chile—2.5%
95,907	CAP SA	5,160,358
52,848	Molibdenos y Metales SA	1,171,974
		6,332,332
	China—16.8%
1,442,000	Angang Steel Co. Ltd., H-Shares	1,850,860
1,727,000	Anhui Conch Cement Co. Ltd., H-Shares	8,148,534
1,290,000	China Communications Construction Co. Ltd., H-Shares	1,190,754
1,742,000	China Molybdenum Co. Ltd., H-Shares	1,560,884
3,468,000	China National Building Material Co. Ltd., H-Shares	7,304,248
1,478,000	Dongfang Electric Corp. Ltd., H-Shares	4,861,592
1,984,000	First Tractor Co. Ltd., H-Shares	2,732,993
782,000	Guangzhou Shipyard International Co. Ltd., H-Shares	1,451,728
896,000	Harbin Power Equipment Co. Ltd., H-Shares	863,978
8,116,000	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares*	3,531,603

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,844,000	Jiangxi Copper Co. Ltd., H-Shares	$6,255,394
3,950,000	Shanghai Electric Group Co. Ltd., H-Shares	1,962,897
		41,715,465
	Egypt—0.4%
26,089	Orascom Construction Industries	1,060,406
	France—5.7%
59,476	Alstom SA	3,961,472
13,128	Areva SA CI	606,115
142,630	Vinci SA	9,543,427
		14,111,014
	India—3.3%
155,367	Larsen & Toubro Ltd. GDR	5,796,743
87,746	Mahindra & Mahindra Ltd. GDR	1,544,329
58,829	Sterlite Industries (India) Ltd. ADR	961,854
		8,302,926
	Indonesia—5.2%
4,428,500	PT Aneka Tambang Tbk	1,176,417
2,397,000	PT Indocement Tunggal Prakarsa Tbk	4,758,174
2,796,500	PT International Nickel Indonesia Tbk	1,624,543
3,860,000	PT Semen Gresik (Persero) Tbk	4,281,878
393,500	PT United Tractors Tbk	1,068,294
		12,909,306
	Israel—2.1%
293,173	Ormat Industries Ltd.	2,115,475
1,043,258	Shikun & Binui Ltd.	3,028,824
		5,144,299
	Malaysia—5.5%
6,189,600	Dialog Group Bhd	5,203,276
2,246,200	Gamuda Bhd	2,836,188
1,293,400	IJM Corp. Bhd	2,707,319
416,600	Lafarge Malayan Cement Bhd	1,018,293
1,895,700	WCT Bhd	1,945,621
		13,710,697

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Infrastructure Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Mexico—0.8%
854,200	Empresas ICA SAB de CV*	$2,103,649
	Poland—1.2%
50,013	PBG SA	3,093,977
	Russia—5.2%
35,263	Evraz Group SA GDR*	1,195,416
185,245	LSR Group OJSC GDR	1,732,041
33,622	Magnitogorsk Iron & Steel Works GDR	422,292
40,070	Mechel ADR	1,144,800
235,431	MMC Norilsk Nickel OJSC ADR	6,497,896
24,621	Novolipetsk Steel OJSC GDR	939,537
51,799	Severstal GDR	932,382
		12,864,364
	Singapore—3.6%
2,918,000	Hyflux Ltd.	5,132,911
4,476,000	Midas Holdings Ltd.	2,673,332
237,000	SembCorp Marine Ltd.	1,099,439
		8,905,682
	South Africa—8.6%
127,082	African Rainbow Minerals Ltd.	4,120,827
525,195	Aveng Ltd.	2,780,172
460,389	Group Five Ltd.	2,020,562
778,769	Pretoria Portland Cement Co. Ltd.	2,955,615
571,747	Raubex Group Ltd.	1,714,234
230,400	Reunert Ltd.	2,179,062
328,138	Wilson Bayly Holmes-Ovcon Ltd.	5,678,852
		21,449,324
	Spain—0.4%
7,459	Acciona SA	869,137
	Sweden—2.4%
204,473	Atlas Copco AB, Class A	6,018,102
	Switzerland—6.4%
361,597	ABB Ltd. ADR*	9,988,702
165,369	Foster Wheeler AG*	5,882,175
		15,870,877
	Taiwan—7.9%
3,042,326	China Steel Corp.	3,760,614
3,985,408	Chung Hung Steel Corp.*	2,372,722
2,344,000	CTCI Corp.	2,962,893
4,115,550	Taiwan Cement Corp.	6,028,504
3,917,505	Tung Ho Steel Enterprise Corp.	4,623,555
		19,748,288
	United States—9.7%
84,625	Caterpillar, Inc.	9,766,571
52,224	Fluor Corp.	3,652,547

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
53,629	ITT Corp.	$3,099,220
200,570	KBR, Inc.	7,695,871
		24,214,209
	Total Common Stocks and Other Equity Interests (Cost $202,590,018)	248,245,723
	Rights—0.0%
	Australia—0.0%
4,115	Leighton Holdings Ltd., expiring 05/06/11* (Cost $0)	8,016
	Total Investments (Cost $202,590,018)—99.7%	248,253,739
	Other assets less liabilities—0.3%	777,530
	Net Assets—100.0%	$249,031,269

Investment Abbreviations:

ADR—American Depositary Receipt

CI—Investment Certificate

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Financials	38.5
Industrials	16.5
Materials	12.7
Consumer Discretionary	7.6
Information Technology	7.2
Consumer Staples	5.7
Energy	4.6
Telecommunication Services	3.7
Utilities	2.8
Health Care	0.6
Other assets less liabilities	0.1

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—41.9%
13,464	AGL Energy Ltd.	$214,237
50,902	Amcor Ltd.	389,932
98,634	AMP Ltd.	591,512
76,644	Asciano Ltd.	138,394
3,614	ASX Ltd.	126,955
99,262	Australia & New Zealand Banking Group Ltd.	2,632,042
11,298	Bank of Queensland Ltd.	121,538
16,349	Bendigo and Adelaide Bank Ltd.	167,107
70,604	BHP Billiton Ltd.	3,541,079
174,172	BlueScope Steel Ltd.	329,747
34,445	Boral Ltd.	185,459
46,228	Brambles Ltd.	340,468
11,086	Caltex Australia Ltd.	172,153
61,806	CFS Retail Property Trust REIT	121,071
14,856	Coca-Cola Amatil Ltd.	194,117
54,259	Commonwealth Bank of Australia	3,189,212
11,860	Computershare Ltd.	125,637
8,201	CSL Ltd.	308,283
40,020	CSR Ltd.	131,388
213,420	Dexus Property Group REIT	205,530
56,050	Foster's Group Ltd.	344,722
104,530	Goodman Fielder Ltd.	122,972
225,655	Goodman Group REIT	175,331
76,218	GPT Group REIT	263,573
656,750	GPT Group-In Specie REIT*	—
44,734	Incitec Pivot Ltd.	184,070
104,343	Insurance Australia Group Ltd.	407,650
5,836	Leighton Holdings Ltd.	155,067
29,102	Lend Lease Group	277,076

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,716	Macquarie Group Ltd.	$681,665
47,916	MAP Group	154,689
51,673	Metcash Ltd.	229,586
174,139	Mirvac Group REIT	242,023
110,528	National Australia Bank Ltd.	3,275,499
5,069	Newcrest Mining Ltd.	229,934
17,064	Oil Search Ltd.	131,652
83,528	OneSteel Ltd.	194,701
11,331	Orica Ltd.	329,594
22,416	Origin Energy Ltd.	401,081
106,635	Qantas Airways Ltd.*	246,229
45,554	QBE Insurance Group Ltd.	932,732
6,809	Rio Tinto Ltd.	612,582
21,691	Santos Ltd.	358,912
10,627	Sims Metal Management Ltd.	203,054
12,769	Sonic Healthcare Ltd.	174,951
114,018	Stockland REIT	471,652
82,447	Suncorp Group Ltd.	750,680
46,185	TABCORP Holdings Ltd.	385,640
85,102	Tatts Group Ltd.	216,065
319,901	Telstra Corp. Ltd.	1,018,744
31,053	Toll Holdings Ltd.	191,324
27,361	Transurban Group	158,695
35,871	Wesfarmers Ltd.	1,307,206
5,446	Wesfarmers Ltd. — PPS	200,429
105,901	Westfield Group REIT	1,045,353
109,964	Westpac Banking Corp.	2,989,225
11,541	Woodside Petroleum Ltd.	591,079
45,642	Woolworths Ltd.	1,324,131
5,657	WorleyParsons Ltd.	187,889
		34,393,318

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—13.7%
182,800	AIA Group Ltd.*	$615,405
61,262	Bank of East Asia Ltd. (The)	253,168
133,932	BOC Hong Kong (Holdings) Ltd.	420,714
71,904	Cathay Pacific Airways Ltd.	179,399
174,000	Chaoda Modern Agriculture (Holdings) Ltd.	108,196
46,673	Cheung Kong (Holdings) Ltd.	734,260
73,845	CLP Holdings Ltd.	607,484
78,079	Esprit Holdings Ltd.	324,676
28,799	Hang Lung Group Ltd.	193,906
48,427	Hang Lung Properties Ltd.	215,713
26,860	Hang Seng Bank Ltd.	419,795
37,580	Henderson Land Development Co. Ltd.	257,142
97,819	Hong Kong & China Gas Co. Ltd.	242,797
6,600	Hong Kong Exchanges & Clearing Ltd.	150,564
51,684	Power Assets Holdings Ltd.	361,634
47,000	Hongkong Land Holdings Ltd.	352,030
119,948	Hutchison Whampoa Ltd.	1,369,714
7,200	Jardine Matheson Holdings Ltd.	345,600
4,500	Jardine Strategic Holdings Ltd.	127,800
25,390	Kerry Properties Ltd.	135,324
24,000	Kingboard Chemical Holdings Ltd.	131,469
45,667	Li & Fung Ltd.*	233,403
65,000	Link (The) REIT	204,600
42,694	MTR Corp. Ltd.	155,549
163,602	New World Development Co. Ltd.	286,866
205,454	Noble Group Ltd.	374,852
16,439	Orient Overseas International Ltd.	125,500
219,000	Pacific Basin Shipping Ltd.	135,613
511,029	PCCW Ltd.	202,633
87,895	Sino Land Co. Ltd.	154,571
55,888	Sun Hung Kai Properties Ltd.	872,755
33,020	Swire Pacific Ltd., Class A	504,168
42,236	Wharf Holdings Ltd. (The)	308,848
39,736	Yue Yuen Industrial (Holdings) Ltd.	137,354
		11,243,502
	New Zealand—0.8%
36,498	Fletcher Building Ltd.	270,832
238,221	Telecom Corp. of New Zealand Ltd.	418,365
		689,197
	Singapore—7.1%
111,000	CapitaLand Ltd.*	308,775
75,000	CapitaMall Trust REIT	115,975
18,000	City Developments Ltd.	174,367
105,000	ComfortDelGro Corp. Ltd.	131,438
62,000	DBS Group Holdings Ltd.	759,877
56,000	Fraser and Neave Ltd.	287,273
267,000	Golden Agri-Resources Ltd.	145,269
5,000	Jardine Cycle & Carriage Ltd.	150,869
49,000	Keppel Corp. Ltd.	477,071

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
72,000	Oversea-Chinese Banking Corp. Ltd.	$562,569
33,000	SembCorp Industries Ltd.	145,797
32,000	Singapore Airlines Ltd.	368,632
64,000	Singapore Press Holdings Ltd.	208,403
49,000	Singapore Technologies Engineering Ltd.	126,283
301,000	Singapore Telecommunications Ltd.	768,353
42,000	United Overseas Bank Ltd.	674,199
17,000	Venture Corp. Ltd.	134,220
60,000	Wilmar International Ltd.	258,703
		5,798,073
	South Korea—36.4%
9,640	BS Financial Group, Inc.*	140,329
1,093	Cheil Industries, Inc.	120,351
8,050	Daegu Bank Ltd.	134,461
2,390	Daelim Industrial Co. Ltd.	269,855
3,873	Dongbu Insurance Co. Ltd.	184,317
4,580	Dongkuk Steel Mill Co. Ltd.	182,063
2,989	Doosan Corp.	366,774
2,154	Doosan Heavy Industries and Construction Co. Ltd.	120,197
1,756	GS Engineering & Construction Corp.	211,379
4,787	GS Holdings	399,791
8,280	Hana Financial Group, Inc.	350,779
4,150	Hankook Tire Co. Ltd.	166,325
10,787	Hanwha Corp.	495,237
396	Honam Petrochemical Corp.	139,680
15,330	Hynix Semiconductor, Inc.	483,510
2,924	Hyosung Corp.	239,835
1,019	Hyundai Department Store Co. Ltd.	149,287
4,600	Hyundai Development Co.	125,769
2,076	Hyundai Engineering & Construction Co. Ltd.	174,154
1,460	Hyundai Heavy Industries Co. Ltd.	728,876
760	Hyundai Mipo Dockyard Co. Ltd.	134,746
1,392	Hyundai Mobis	466,316
8,580	Hyundai Motor Co.	1,973,564
1,336	Hyundai Steel Co.	169,548
8,640	Industrial Bank of Korea	165,681
4,810	Kangwon Land, Inc.	109,293
13,683	KB Financial Group, Inc.	734,169
7,030	Kia Motors Corp.	504,462
30,120	Korea Electric Power Corp.*	719,519
24,440	Korea Exchange Bank	207,762
3,840	Korea Gas Corp.	122,368
1,070	Korea Kumho Petrochemical Co. Ltd.	203,187
2,392	Korean Air Lines Co. Ltd.	146,201
8,480	KT Corp.	304,652
3,400	KT&G Corp.	201,148
1,020	LG Chem Ltd.	504,456
13,883	LG Corp.	1,276,047

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,420	LG Display Co. Ltd.	$553,978
10,500	LG Electronics, Inc.	1,009,191
4,850	LG International Corp.	191,891
408	Lotte Shopping Co. Ltd.	185,982
2,600	LS Corp.	287,501
4,436	POSCO	1,937,244
7,242	Samsung C&T Corp.	523,730
908	Samsung Electro-Mechanics Co. Ltd.	87,695
5,039	Samsung Electronics Co. Ltd.	4,198,971
1,688	Samsung Fire & Marine Insurance Co. Ltd.	362,282
7,580	Samsung Heavy Industries Co. Ltd.	343,050
2,328	Samsung Life Insurance Co. Ltd.	210,935
1,098	Samsung SDI Co. Ltd.	196,209
1,927	Samsung Securities Co. Ltd.	160,756
23,860	Shinhan Financial Group Co. Ltd.	1,168,898
956	Shinsegae Co. Ltd.	240,862
13,545	SK Holdings Co. Ltd.	2,426,762
3,848	SK Innovation Co. Ltd.	833,048
2,132	SK Telecom Co. Ltd.	323,287
5,013	S-Oil Corp.	746,114
6,830	STX Corp. Ltd.	170,168
5,040	STX Offshore & Shipbuilding Co. Ltd.	148,616
31,620	Woori Finance Holdings Co. Ltd.	430,786
		29,864,044
	Total Common Stocks and Other Equity Interests (Cost $65,832,265)	81,988,134
	Rights—0.0%
	Australia—0.0%
600	Leighton Holdings Ltd., expiring 05/06/11* (Cost $0)	1,169
	Total Investments (Cost $65,832,265)—99.9%	81,989,303
	Other assets less liabilities—0.1%	83,880
	Net Assets—100.0%	$82,073,183

Investment Abbreviations:

PPS—Price Protected Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Financials	29.2
Industrials	12.1
Energy	10.6
Consumer Discretionary	10.2
Materials	8.6
Telecommunication Services	7.3
Consumer Staples	7.0
Utilities	5.8
Health Care	4.9
Information Technology	4.1
Other assets less liabilities	0.2

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.3%
	Australia—5.1%
5,508	AGL Energy Ltd.	$87,642
20,996	Amcor Ltd.	160,839
47,681	AMP Ltd.	285,945
31,284	Asciano Group	56,489
1,475	ASX Ltd.	51,815
40,515	Australia & New Zealand Banking Group Ltd.	1,074,300
4,611	Bank of Queensland Ltd.	49,603
6,673	Bendigo and Adelaide Bank Ltd.	68,206
29,075	BHP Billiton Ltd.	1,458,230
71,092	BlueScope Steel Ltd.	134,593
14,060	Boral Ltd.	75,702
18,868	Brambles Ltd.	138,962
4,525	Caltex Australia Ltd.	70,268
25,227	CFS Retail Property Trust REIT	49,417
7,259	Coca-Cola Amatil Ltd.	94,850
22,147	Commonwealth Bank of Australia	1,301,747
4,841	Computershare Ltd.	51,282
3,313	CSL Ltd.	124,539
16,335	CSR Ltd.	53,629
87,110	Dexus Property Group REIT	83,889
22,879	Foster's Group Ltd.	140,712
42,666	Goodman Fielder Ltd.	50,193
92,105	Goodman Group REIT	71,565
31,046	GPT Group REIT	107,362
231,466	GPT Group-In Specie REIT*	—
18,258	Incitec Pivot Ltd.	75,127
41,866	Insurance Australia Group Ltd.	163,563
2,341	Leighton Holdings Ltd.	62,202
11,879	Lend Lease Group	113,098

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,231	Macquarie Group Ltd.	$278,230
18,529	MAP Group	59,818
21,093	Metcash Ltd.	93,717
71,077	Mirvac Group REIT	98,785
45,113	National Australia Bank Ltd.	1,336,924
2,070	Newcrest Mining Ltd.	93,897
6,965	Oil Search Ltd.	53,736
34,093	OneSteel Ltd.	79,470
4,571	Orica Ltd.	132,960
9,128	Origin Energy Ltd.	163,324
45,597	Qantas Airways Ltd.*	105,287
18,594	QBE Insurance Group Ltd.	380,718
2,778	Rio Tinto Ltd.	249,927
8,854	Santos Ltd.	146,503
4,795	Sims Metal Management Ltd.	91,620
6,431	Sonic Healthcare Ltd.	88,113
46,537	Stockland REIT	192,507
33,652	SunCorp Group Ltd.	306,401
18,851	TABCORP Holdings Ltd.	157,404
34,737	Tatts Group Ltd.	88,194
131,117	Telstra Corp. Ltd.	417,550
14,862	Toll Holdings Ltd.	91,568
11,167	Transurban Group	64,769
14,641	Wesfarmers Ltd.	533,545
2,116	Wesfarmers Ltd. — PPS	77,875
43,225	Westfield Group REIT	426,676
44,883	Westpac Banking Corp.	1,220,085
4,711	Woodside Petroleum Ltd.	241,277
18,628	Woolworths Ltd.	540,421
2,452	WorleyParsons Ltd.	81,440
		14,148,510

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Austria—0.5%
6,013	Erste Group Bank AG	$304,381
6,221	Immoeast AG*	—
22,102	Immofinanz AG*	105,257
5,360	OMV AG	244,845
1,065	Raiffeisen International Bank Holding AG	58,817
11,579	Telekom Austria AG	179,345
787	Vienna Insurance Group AG Wiener Versicherung Gruppe	47,054
4,777	Voestalpine AG	235,471
3,602	Wienerberger AG*	77,139
		1,252,309
	Belgium—1.0%
129,381	Ageas	393,305
11,270	Agfa Gevaert NV*	50,328
6,985	Anheuser-Busch InBev NV	446,125
424	Bekaert SA NV	53,148
4,634	Belgacom SA	182,566
871	Colruyt SA	50,351
3,694	Delhaize Group SA	320,385
63,263	Dexia SA*	252,475
738	D'ieteren SA	53,749
1,553	Groupe Bruxelles Lambert SA	154,255
7,126	KBC Groep NV	290,945
962	Solvay SA	138,997
2,860	UCB SA	138,346
2,120	Umicore SA	121,799
		2,646,774
	Bermuda—0.1%
9,990	Catlin Group Ltd.	65,902
2,542	Frontline Ltd.	56,186
1,392	Seadrill Ltd.	49,393
		171,481
	Canada—5.8%
1,142	Agrium, Inc.	103,217
2,877	Alimentation Couche Tard, Inc., Class B	75,347
1,069	ATCO Ltd., Class I	65,626
9,831	Bank of Montreal	643,830
13,477	Bank of Nova Scotia	819,400
5,436	Barrick Gold Corp.	276,827
5,225	BCE, Inc.	195,266
353	Bombardier, Inc., Class A	2,623
23,190	Bombardier, Inc., Class B	172,303
7,872	Brookfield Asset Management, Inc., Class A	264,322
4,605	Brookfield Properties Corp.	90,853
1,964	Cameco Corp.	57,812
5,813	Canadian Imperial Bank of Commerce	501,810
4,378	Canadian National Railway Co.	338,622

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,658	Canadian Natural Resources Ltd.	$359,232
2,015	Canadian Pacific Railway Ltd.	133,257
1,637	Canadian Tire Corp. Ltd., Class A	104,032
1,261	Canadian Utilities Ltd., Class A	71,273
6,685	Celestica, Inc.*	73,765
6,425	Cenovus Energy, Inc.	246,342
3,087	CGI Group, Inc., Class A*	67,346
3,594	CI Financial Corp.	87,724
1,513	Crescent Point Energy Corp.	68,502
1,590	Emera, Inc.	52,785
1,118	Empire Co. Ltd., Class A	63,273
4,143	Enbridge, Inc.	268,530
19,583	Encana Corp.	656,103
384	Fairfax Financial Holdings Ltd.	154,636
2,347	Finning International, Inc.	68,640
386	First Quantum Minerals Ltd.	54,850
2,382	Fortis, Inc.	81,563
1,623	George Weston Ltd.	115,954
4,145	Goldcorp, Inc.	231,047
5,021	Great-West Lifeco, Inc.	144,198
3,403	Groupe Aeroplan, Inc.	46,516
2,314	H&R REIT	53,408
5,053	Husky Energy, Inc.	157,632
1,786	IGM Financial, Inc.	91,611
2,904	Imperial Oil Ltd.	153,027
1,393	Industrial Alliance Insurance & Financial Services, Inc.	59,693
1,588	Intact Financial Corp.	80,333
4,642	Kinross Gold Corp.	73,384
2,741	Loblaw Cos. Ltd.	115,204
5,121	Magna International, Inc.	262,405
38,584	Manulife Financial Corp.	690,881
1,601	Methanex Corp.	51,615
2,317	Metro, Inc., Class A	113,060
2,432	National Bank of Canada	200,793
7,172	Nexen, Inc.	189,192
3,918	Onex Corp.	146,587
2,065	Pembina Pipeline Corp.	50,164
2,925	Potash Corp. of Saskatchewan, Inc.	164,769
12,002	Power Corp. of Canada	360,117
6,042	Power Financial Corp.	200,392
6,713	Precision Drilling Corp.*	101,383
1,416	Quebecor, Inc., Class B	50,157
3,426	Research In Motion Ltd.*	166,417
2,524	RioCan REIT	67,433
5,576	Rogers Communications, Inc., Class B	210,441
4,013	RONA, Inc.	58,492
19,983	Royal Bank of Canada	1,255,190
1,282	Saputo, Inc.	60,854
5,555	Shaw Communications, Inc., Class B	116,972
5,841	Sherritt International Corp.	49,247

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,161	Shoppers Drug Mart Corp.	$137,254
2,219	Sino-Forest Corp.*	54,981
1,066	SNC-Lavalin Group, Inc.	64,307
12,340	Sun Life Financial, Inc.	402,772
10,762	Suncor Energy, Inc.	494,631
4,311	Superior Plus Corp.	50,023
10,739	Talisman Energy, Inc.	258,614
4,928	Teck Resources Ltd., Class B	267,110
1,084	Telus Corp.	56,962
922	Telus Corp. NVTG	46,263
5,421	Thomson Reuters Corp.	219,160
11,539	Toronto-Dominion Bank (The)	996,232
4,776	TransAlta Corp.	106,105
10,032	TransCanada Corp.	430,419
1,574	Valeant Pharmaceuticals International, Inc.	82,777
874	Vermilion Energy, Inc.	46,793
8,205	Viterra, Inc.	98,320
5,818	Yamana Gold, Inc.	73,947
		15,994,949
	Denmark—0.7%
14	A P Moller - Maersk A/S, Class A	137,810
37	A P Moller - Maersk A/S, Class B	375,399
1,477	Carlsberg A/S, Class B	175,713
559	Danisco A/S	74,286
23,157	Danske Bank A/S*	557,428
2,274	DSV A/S	59,534
563	FLSmidth & Co. A/S	50,849
1,414	Jyske Bank A/S*	70,410
1,857	Novo Nordisk A/S, Class B	235,143
3,828	Vestas Wind Systems A/S*	136,164
		1,872,736
	Finland—1.3%
3,512	Elisa Oyj	84,669
7,560	Fortum Oyj	260,885
3,117	Huhtamaki Oyj	43,654
2,121	Kesko Oyj, Class B	110,292
1,536	Kone Oyj, Class B	96,371
2,735	Metso Corp. Oyj	167,986
5,663	Neste Oil Oyj	107,373
139,983	Nokia Oyj	1,291,762
1,362	Nokian Renkaat Oyj	70,723
5,473	Outokumpu Oyj	91,266
843	Outotec Oyj	53,516
3,649	Pohjola Bank PLC, Class A	54,245
4,020	Rautaruukki Oyj	104,431
10,445	Sampo Oyj, Class A	352,074
15,368	Stora Enso Oyj, Class R	185,478
14,374	UPM-Kymmene Oyj	295,142
1,558	Wartsila Oyj	61,346

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,290	YIT Oyj	$68,764
		3,499,977
	France—11.6%
4,795	Accor SA	213,416
10,424	Air France-KLM*	184,266
3,369	Air Liquide SA	499,225
46,103	Alcatel-Lucent*	297,738
4,920	Alstom SA	327,703
1,180	Arkema SA	123,158
1,418	Atos Origin SA*	87,526
95,849	AXA SA	2,154,354
26,157	BNP Paribas	2,073,433
953	Bourbon SA	45,209
9,315	Bouygues SA	464,550
3,190	Cap Gemini	193,638
22,264	Carrefour SA	1,057,318
1,657	Casino Guichard Perrachon SA	174,713
1,205	Christian Dior SA	193,701
13,859	Cie de Saint-Gobain	958,872
2,718	Cie Generale de Geophysique-Veritas*	96,274
2,920	Cie Generale des Etablissements Michelin, Class B	293,154
8,163	CNP Assurances	187,654
35,258	Credit Agricole SA	587,951
8,286	DANONE SA	607,956
6,180	EDF SA	260,619
2,252	Eiffage SA	155,978
131	Eramet	51,659
1,719	Essilor International SA	144,144
797	Eurazeo	66,500
2,046	Faurecia*	84,537
439	Fonciere des Regions REIT	49,890
79,017	France Telecom SA	1,856,331
34,922	GDF Suez	1,431,259
4,973	Groupe Eurotunnel SA	54,117
679	Imerys SA	52,695
1,420	Klepierre REIT	58,440
7,545	Lafarge SA	534,782
4,290	Lagardere SCA	188,680
2,213	Legrand SA	101,221
2,747	L'Oreal SA	348,899
3,035	LVMH Moet Hennessy Louis Vuitton SA	545,956
2,238	Metropole Television SA	59,516
22,959	Natixis*	132,229
568	Neopost SA	54,286
1,035	Nexans SA	109,882
5,183	PagesJaunes Groupe	54,126
3,148	Pernod-Ricard SA	316,932
2,197	PPR	393,581
14,181	PSA Peugeot Citroen SA*	645,054

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,660	Publicis Groupe SA	$94,226
1,173	Rallye SA	61,805
9,080	Renault SA*	554,201
1,900	Rexel SA*	52,135
2,109	Rhodia SA	98,483
2,790	Safran SA	108,448
28,878	Sanofi-Aventis SA	2,287,838
3,332	Schneider Electric SA	589,742
4,541	SCOR SE	138,951
20,600	Societe Generale	1,380,187
3,375	Societe Television Francaise 1	63,441
2,503	Sodexo	195,365
12,575	STMicroelectronics NV	148,747
8,972	Suez Environnement Co.	207,117
1,390	Technip SA	157,058
2,264	Thales SA	100,178
64,331	Total SA	4,124,981
1,506	Unibail-Rodamco SE REIT	352,908
1,994	Valeo SA*	127,192
2,122	Vallourec SA	265,047
18,128	Veolia Environnement	606,610
10,079	Vinci SA	674,390
38,333	Vivendi SA	1,204,809
482	Wendel	60,476
705	Zodiac Aerospace	55,435
		32,282,892
	Germany—8.9%
2,828	Adidas AG	210,872
15,218	Allianz SE	2,399,981
1,880	Aurubis AG	111,288
17,363	BASF SE*	1,787,727
12,300	Bayer AG	1,083,036
6,778	Bayerische Motoren Werke (BMW) AG	640,255
803	Beiersdorf AG	52,383
989	Bilfinger Berger AG*	95,417
4,310	Celesio AG	104,675
33,174	Commerzbank AG*	211,633
1,554	Continental AG*	156,245
27,555	Daimler AG	2,133,559
24,229	Deutsche Bank AG	1,585,225
2,583	Deutsche Boerse AG	214,983
9,887	Deutsche Lufthansa AG*	224,719
35,495	Deutsche Post AG*	703,543
142,883	Deutsche Telekom AG	2,377,370
983	Douglas Holding AG	57,723
68,413	E.ON AG	2,342,563
3,851	Freenet AG	49,135
2,371	Fresenius Medical Care AG & Co. KGaA	186,645
1,447	Fresenius SE	152,120
2,622	GEA Group AG	96,044

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,422	Hannover Rueckversicherung AG	$86,138
4,521	HeidelbergCement AG	346,301
1,552	Henkel AG & Co. KGaA	88,257
1,328	Hochtief AG	125,956
10,999	Infineon Technologies AG	125,062
1,556	K+S AG	126,112
1,351	Lanxess AG	124,129
1,647	Linde AG	297,128
2,246	MAN SE*	313,523
876	Merck KGaA	92,950
5,085	Metro AG	373,848
7,189	Muenchener Rueckversicherungs- Gesellschaft AG	1,188,681
3,814	Praktiker Bau- und Heimwerkermaerkte Holding AG	45,171
13,704	RWE AG	895,694
1,624	Salzgitter AG	127,720
6,134	SAP AG	395,868
12,141	Siemens AG	1,769,177
1,694	Symrise AG	55,969
12,592	ThyssenKrupp AG	580,341
2,052	Tognum AG	78,849
15,431	TUI AG*	197,067
732	Volkswagen AG*	130,754
552	Wincor Nixdorf AG	45,697
		24,587,533
	Greece—0.4%
26,108	Alpha Bank AE*	152,611
1,920	Coca-Cola Hellenic Bottling Co. SA	53,153
22,724	EFG Eurobank Ergasias SA*	128,111
16,405	Hellenic Telecommunications Organization SA	194,951
32,805	National Bank of Greece SA*	255,028
8,402	OPAP SA	177,879
51,822	Piraeus Bank SA*	84,571
5,228	Public Power Corp. SA	86,638
		1,132,942
	Hong Kong—1.6%
74,600	AIA Group Ltd.*	251,145
25,095	Bank of East Asia Ltd. (The)	103,706
55,242	BOC Hong Kong (Holdings) Ltd.	173,529
28,085	Cathay Pacific Airways Ltd.	70,071
72,000	Chaoda Modern Agriculture (Holdings) Ltd.	44,771
18,435	Cheung Kong (Holdings) Ltd.	290,020
30,210	CLP Holdings Ltd.	248,522
31,816	Esprit Holdings Ltd.	132,300
11,072	Hang Lung Group Ltd.	74,549
18,607	Hang Lung Properties Ltd.	82,883
11,369	Hang Seng Bank Ltd.	177,686

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,863	Henderson Land Development Co. Ltd.	$101,700
40,858	Hong Kong & China Gas Co. Ltd.	101,414
2,600	Hong Kong Exchanges & Clearing Ltd.	59,313
21,554	Hongkong Electric Holdings Ltd.	150,814
18,000	Hongkong Land Holdings Ltd.	134,820
49,856	Hutchison Whampoa Ltd.	569,317
2,800	Jardine Matheson Holdings Ltd.	134,400
2,000	Jardine Strategic Holdings Ltd.	56,800
9,987	Kerry Properties Ltd.	53,229
9,500	Kingboard Chemical Holdings Ltd.	52,040
16,981	Li & Fung Ltd.	86,789
26,500	Link (The) REIT	83,414
18,375	MTR Corp. Ltd.	66,946
66,928	New World Development Co. Ltd.	117,354
82,509	Noble Group Ltd.	150,538
6,664	Orient Overseas International Ltd.	50,875
88,000	Pacific Basin Shipping Ltd.	54,493
208,320	PCCW Ltd.	82,603
34,078	Sino Land Co. Ltd.	59,929
22,733	Sun Hung Kai Properties Ltd.	355,002
13,308	Swire Pacific Ltd., Class A	203,194
16,201	Wharf Holdings Ltd. (The)	118,469
17,148	Yue Yuen Industrial (Holdings) Ltd.	59,275
		4,551,910
	Ireland—0.3%
5,231	Anglo Irish Bank Corp. Ltd.*	—
18,801	CRH PLC	467,211
2,126	DCC PLC	70,968
289,675	Governor & Co. of the Bank of Ireland (The)*	120,333
1,845	Kerry Group PLC, Class A	76,643
10,552	Ryanair Holdings PLC	54,714
4,221	Smurfit Kappa Group PLC*	57,607
		847,476
	Israel—0.3%
44,205	Bank Hapoalim BM*	232,244
11,071	Bank Leumi Le-Israel	57,540
40,723	Bezeq Israeli Telecommunication Corp. Ltd.	120,996
1,463	Cellcom Israel Ltd.	46,943
4,339	Israel Chemicals Ltd.	76,760
6,933	Teva Pharmaceutical Industries Ltd.	323,293
		857,776
	Italy—5.1%
54,587	A2A SpA	98,721
49,820	Assicurazioni Generali SpA	1,195,912
7,021	Atlantia SpA	173,016
18,929	Banca Carige SpA	45,944
140,846	Banca Monte dei Paschi di Siena SpA*	191,198
9,100	Banca Popolare Dell'emilia Romagna Scrl	111,381

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,218	Banca Popolare di Milano Scarl	$100,133
6,548	Banca Popolare DI Sondrio Scarl	56,879
82,759	Banco Popolare Societa Cooperativa Scarl	245,808
3,295	Buzzi Unicem SpA	51,084
260,009	Enel SpA	1,856,998
95,733	Eni SpA	2,563,633
3,501	ERG SpA	51,811
1,104	EXOR SpA	39,883
12,753	Fiat Industrial SpA*	189,771
52,267	Fiat SpA	558,700
18,092	Finmeccanica SpA	244,793
9,896	Fondiaria-Sai SpA	92,128
5,100	Fondiaria-Sai SpA RSP	28,737
370,628	Intesa Sanpaolo SpA	1,232,795
5,825	Italcementi SpA	63,994
6,934	Italcementi SpA RSP	39,297
1,359	Luxottica Group SpA	44,941
29,924	Mediaset SpA	199,601
15,700	Mediobanca SpA	179,119
36,361	Parmalat SpA*	137,884
10,541	Piccolo Credito Valtellinese Scarl	50,325
9,347	Pirelli & C. SpA	97,417
3,593	Prysmian SpA	84,916
2,751	Saipem SpA	156,439
15,964	Saras SpA*	40,145
20,514	Snam Rete Gas SpA	127,825
706,903	Telecom Italia SpA	1,066,590
318,639	Telecom Italia SpA RSP	412,223
23,889	Terna-Rete Elettrica Nationale SpA	119,793
29,045	UBI Banca-Unione di Banche Italiane ScpA	260,702
777,379	UniCredit SpA	2,004,470
103,955	Unipol Gruppo Finanziario SpA	84,208
		14,299,214
	Japan—14.5%
24,400	Aeon Co. Ltd.	292,896
27,450	Aiful Corp.*	31,462
3,700	Aisin Seiki Co. Ltd.	129,915
10,000	Ajinomoto Co., Inc.	110,057
2,200	Alfresa Holdings Corp.	77,193
14,000	All Nippon Airways Co. Ltd.	40,892
3,400	Alps Electric Co. Ltd.	33,439
7,000	Amada Co. Ltd.	55,817
7,000	Asahi Breweries Ltd.	130,527
14,000	Asahi Glass Co. Ltd.	177,027
22,000	Asahi Kasei Corp.	150,210
6,000	Astellas Pharma, Inc.	228,494
5,000	Bank of Kyoto Ltd. (The)	46,093
18,000	Bank of Yokohama Ltd. (The)	88,736
1,000	Benesse Holdings, Inc.	41,533
13,600	Bridgestone Corp.	296,672

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,700	Brother Industries Ltd.	$71,595
20,700	Canon, Inc.	969,436
6,300	Casio Computer Co. Ltd.	49,847
34	Central Japan Railway Co.	256,027
11,000	Chiba Bank Ltd. (The)	64,666
14,600	Chubu Electric Power Co., Inc.	319,026
2,300	Chugai Pharmaceutical Co. Ltd.	37,842
4,000	Chugoku Bank Ltd. (The)	46,438
7,300	Chugoku Electric Power Co., Inc. (The)	129,014
59,000	Chuo Mitsui Trust Holdings, Inc.	200,690
44,000	Cosmo Oil Co. Ltd.	143,702
5,200	Credit Saison Co. Ltd.	86,709
15,000	Dai Nippon Printing Co. Ltd.	178,580
6,000	Daicel Chemical Industries Ltd.	38,452
4,000	Daihatsu Motor Co. Ltd.	64,136
198	Dai-Ichi Life Insurance Co. Ltd. (The)	325,038
8,700	Daiichi Sankyo Co. Ltd.	169,947
3,400	Daikin Industries Ltd.	107,523
1,200	Daito Trust Construction Co. Ltd.	95,391
11,000	Daiwa House Industry Co. Ltd.	131,908
39,000	Daiwa Securities Group, Inc.	167,266
9,000	Denki Kagaku Kogyo Kabushiki Kaisha	46,032
7,000	Denso Corp.	233,448
2,600	Dentsu, Inc.	68,829
23,000	DIC Corp.	54,708
7,000	DOWA Holdings Co. Ltd.	45,551
6,300	East Japan Railway Co.	347,455
4,400	EDION Corp.	37,851
3,700	Eisai Co. Ltd.	134,065
4,600	Electric Power Development Co. Ltd.	120,527
4,200	Elpida Memory, Inc.*	62,218
900	Fanuc Corp.	149,187
400	Fast Retailing Co. Ltd.	62,657
20,000	Fuji Electric Holdings Co. Ltd.	62,115
12,000	Fuji Heavy Industries Ltd.	89,031
8,300	FUJIFILM Holdings Corp.	256,754
12,000	Fujikura Ltd.	61,523
52,000	Fujitsu Ltd.	295,440
20,000	Fukuoka Financial Group, Inc.	82,327
16,000	Furukawa Electric Co. Ltd.	63,101
7,000	Gunma Bank Ltd. (The)	37,700
8,000	Hachijuni Bank Ltd. (The)	47,523
980	Hakuhodo DY Holdings, Inc.	50,848
24,000	Hankyu Hanshin Holdings, Inc.	105,891
17,000	Hanwa Co. Ltd.	72,073
52,000	HASEKO Corp.*	34,607
109,000	Hitachi Ltd.	588,390
4,400	Hokkaido Electric Power Co., Inc.	79,660
24,000	Hokuhoku Financial Group, Inc.	45,551
3,700	Hokuriku Electric Power Co.	74,784
24,600	Honda Motor Co. Ltd.	967,143

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,900	HOYA	$126,013
1,500	Ibiden Co. Ltd.	50,413
1,100	Idemitsu Kosan Co. Ltd.	128,654
28,000	IHI Corp.	70,397
40	Inpex Corp.	303,673
8,100	Isetan Mitsukoshi Holdings Ltd.	77,865
22,000	Isuzu Motors Ltd.	93,813
27,000	ITOCHU Corp.	279,184
14,000	J Front Retailing Co. Ltd.	60,217
59	Japan Tobacco, Inc.	228,321
13,400	JFE Holdings, Inc.	364,314
3,000	JGC Corp.	73,909
11,000	Joyo Bank Ltd. (The)	44,060
4,400	JS Group Corp.	105,418
2,400	JSR Corp.	49,840
7,300	JTEKT Corp.	94,286
40,000	Kajima Corp.	113,877
47,000	Kanematsu Corp.*	46,340
16,800	Kansai Electric Power Co., Inc. (The)	352,398
8,200	Kao Corp.	204,545
22,000	Kawasaki Heavy Industries Ltd.	90,288
20,000	Kawasaki Kisen Kaisha Ltd.	66,552
77	KDDI Corp.	510,550
8,000	Keio Corp.	44,762
300	Keyence Corp.	78,235
5,000	Kinden Corp.	42,519
23,000	Kintetsu Corp.	68,881
15,000	Kirin Holdings Co. Ltd.	208,528
67,000	Kobe Steel Ltd.	164,321
9,900	Komatsu Ltd.	346,512
11,000	Konica Minolta Holdings, Inc.	96,389
9,000	Kubota Corp.	85,408
5,700	Kuraray Co. Ltd.	82,683
2,500	Kyocera Corp.	273,909
10,800	Kyushu Electric Power Co., Inc.	199,123
1,200	Lawson, Inc.	58,639
1,300	Makita Corp.	59,360
36,000	Marubeni Corp.	259,995
7,400	Marui Group Co. Ltd.	50,890
69,000	Mazda Motor Corp.*	157,321
12,300	Medipal Holdings Corp.	101,717
1,900	MEIJI Holdings Co. Ltd.	81,020
7,000	Minebea Co. Ltd.	37,614
29,000	Mitsubishi Chemical Holdings Corp.	195,502
22,400	Mitsubishi Corp.	601,548
24,000	Mitsubishi Electric Corp.	263,544
9,000	Mitsubishi Estate Co. Ltd.	156,175
7,000	Mitsubishi Gas Chemical Co., Inc.	54,264
85,000	Mitsubishi Heavy Industries Ltd.	403,315
26,000	Mitsubishi Materials Corp.	89,401
95,000	Mitsubishi Motors Corp.*	115,911

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
289,260	Mitsubishi UFJ Financial Group, Inc.	$1,379,635
27,000	Mitsui & Co. Ltd.	476,510
29,000	Mitsui Chemicals, Inc.	106,150
17,000	Mitsui Engineering & Shipbuilding Co. Ltd.	41,903
11,000	Mitsui Fudosan Co. Ltd.	187,762
14,000	Mitsui Mining & Smelting Co. Ltd.	49,692
28,000	Mitsui OSK Lines Ltd.	155,287
390,100	Mizuho Financial Group, Inc.	615,391
10,800	MS&AD Insurance Group Holdings, Inc.	251,432
2,200	Murata Manufacturing Co. Ltd.	158,615
20,000	Nagoya Railroad Co. Ltd.	52,502
4,300	Namco Bandai Holdings, Inc.	47,271
134,000	NEC Corp.*	279,098
3,000	NGK Insulators Ltd.	51,541
800	Nidec Corp.	69,411
3,700	Nikon Corp.	77,110
1,300	Nintendo Co. Ltd.	307,136
4,000	Nippon Electric Glass Co. Ltd.	60,291
33,000	Nippon Express Co. Ltd.	130,552
5,000	Nippon Meat Packers, Inc.	68,893
4,200	Nippon Paper Group, Inc.	83,700
25,000	Nippon Sheet Glass Co. Ltd.	73,330
134,000	Nippon Steel Corp.	416,170
16,500	Nippon Telegraph & Telephone Corp.	761,554
45,000	Nippon Yusen Kabushiki Kaisha	165,270
60,300	Nissan Motor Co. Ltd.	575,206
3,500	Nisshin Seifun Group, Inc.	43,524
24,000	Nisshin Steel Co. Ltd.	47,326
1,300	Nissin Foods Holdings Co. Ltd.	45,950
1,500	Nitto Denko Corp.	79,585
2,500	NOK Corp.	42,673
61,700	Nomura Holdings, Inc.	313,291
2,200	Nomura Research Institute Ltd.	47,123
7,000	NSK Ltd.	61,770
10,000	NTN Corp.	47,695
21	NTT Data Corp.	68,896
329	NTT DoCoMo, Inc.	605,370
20,000	Obayashi Corp.	84,052
8,000	Odakyu Electric Railway Co. Ltd.	64,481
24,000	OJI Paper Co. Ltd.	107,370
2,900	Olympus Corp.	81,560
3,500	OMRON Corp.	95,631
1,200	Ono Pharmaceutical Co. Ltd.	60,858
2,290	ORIX Corp.	223,243
40,000	Osaka Gas Co. Ltd.	146,907
5,800	Otsuka Holdings Co. Ltd.	155,258
78,100	Panasonic Corp.	960,609
7,300	Promise Co. Ltd.*	61,628
12,500	Resona Holdings, Inc.	58,849
16,000	Ricoh Co. Ltd.	175,499
1,900	Rohm Co. Ltd.	114,272

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
800	Sankyo Co. Ltd.	$41,311
392	SBI Holdings, Inc.	41,934
2,200	Secom Co. Ltd.	108,861
1,900	Sega Sammy Holdings, Inc.	32,783
5,900	Seiko Epson Corp.	102,599
6,000	Seino Holdings Co. Ltd.	44,811
10,000	Sekisui Chemical Co. Ltd.	83,066
13,000	Sekisui House Ltd.	124,489
15,800	Seven & I Holdings Co. Ltd.	393,929
26,000	Sharp Corp.	237,441
3,300	Shikoku Electric Power Co., Inc.	83,537
22,000	Shimizu Corp.	92,729
4,600	Shin-Etsu Chemical Co. Ltd.	238,107
67,000	Shinsei Bank Ltd.	80,096
2,700	Shionogi & Co. Ltd.	43,658
4,500	Shiseido Co. Ltd.	74,371
9,000	Shizuoka Bank Ltd. (The)	81,637
36,000	Showa Denko K.K.	71,432
7,100	Showa Shell Sekiyu K.K.	77,003
400	SMC Corp.	72,714
6,000	SoftBank Corp.	250,678
138,300	Sojitz Corp.	262,487
23,200	Sony Corp.	646,192
2,200	Stanley Electric Co. Ltd.	36,793
33,000	Sumitomo Chemical Co. Ltd.	174,883
24,000	Sumitomo Corp.	327,434
13,500	Sumitomo Electric Industries Ltd.	186,511
5,700	Sumitomo Forestry Co. Ltd.	49,526
8,000	Sumitomo Heavy Industries Ltd.	52,058
95,000	Sumitomo Metal Industries Ltd.	199,039
8,000	Sumitomo Metal Mining Co. Ltd.	141,681
27,400	Sumitomo Mitsui Financial Group, Inc.	842,531
5,000	Sumitomo Realty & Development Co. Ltd.	102,354
2,000	Suzuken Co. Ltd.	49,667
10,200	Suzuki Motor Corp.	241,109
5,300	T&D Holdings, Inc.	130,051
45,000	Taiheiyo Cement Corp.	75,980
43,000	Taisei Corp.	100,160
3,000	Taisho Pharmaceutical Co. Ltd.	70,397
5,000	Taiyo Nippon Sanso Corp.	40,177
8,000	Takashimaya Co. Ltd.	54,523
9,800	Takeda Pharmaceutical Co. Ltd.	473,453
1,600	TDK Corp.	82,031
18,000	Teijin Ltd.	85,630
1,000	Terumo Corp.	55,460
12,000	Tobu Railway Co. Ltd.	46,586
9,000	Toho Gas Co. Ltd.	41,928
10,500	Tohoku Electric Power Co., Inc.	154,123
10,300	Tokio Marine Holdings, Inc.	285,491
28,600	Tokyo Electric Power Co., Inc. (The)	149,803
1,400	Tokyo Electron Ltd.	80,491

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
44,000	Tokyo Gas Co. Ltd.	$194,676
24,000	Tokyu Corp.	98,792
9,000	Tokyu Land Corp.	38,600
9,000	TonenGeneral Sekiyu K.K.	111,363
17,000	Toppan Printing Co. Ltd.	132,832
17,000	Toray Industries, Inc.	124,661
65,000	Toshiba Corp.	342,063
17,000	Tosoh Corp.	65,368
5,000	TOTO Ltd.	38,883
4,900	Toyo Seikan Kaisha Ltd.	82,673
2,700	Toyota Industries Corp.	81,526
54,000	Toyota Motor Corp.	2,149,618
7,800	Toyota Tsusho Corp.	128,911
17,000	Ube Industries Ltd.	53,845
7,600	UNY Co. Ltd.	66,221
41	West Japan Railway Co.	148,305
1,700	Yakult Honsha Co. Ltd.	46,973
1,940	Yamada Denki Co. Ltd.	134,370
4,000	Yamaguchi Financial Group, Inc.	35,938
4,200	Yamaha Corp.	52,435
5,900	Yamaha Motor Co. Ltd.*	111,761
7,400	Yamato Holdings Co. Ltd.	117,466
8,000	Yokohama Rubber Co. Ltd. (The)	40,621
		40,322,066
	Jersey Island—0.0%
8,920	Informa PLC	61,997
	Luxembourg—0.5%
2,398	APERAM	101,127
30,495	ArcelorMittal	1,123,821
4,093	SES SA	107,663
5,348	Tenaris SA	135,121
		1,467,732
	Netherlands—3.9%
95,746	Aegon NV*	761,524
5,061	Akzo Nobel NV	393,746
2,168	ASML Holding NV	89,916
1,170	Corio NV REIT	82,989
1,467	CSM NV	56,294
6,952	Delta Lloyd NV	183,280
7,902	European Aeronautic Defence and Space Co. NV*	244,902
804	Fugro NV CVA	73,871
866	Gemalto NV	44,460
2,254	Heineken Holding NV	119,165
3,128	Heineken NV	187,554
1,335	Imtech NV	50,783
379,060	ING Groep NV CVA*	5,005,124
29,887	Koninklijke Ahold NV	420,302
11,299	Koninklijke BAM Groep NV	90,454

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
941	Koninklijke Boskalis Westminster NV	$50,126
3,819	Koninklijke DSM NV	263,746
40,429	Koninklijke KPN NV	642,691
19,677	Koninklijke Philips Electronics NV	584,440
795	Nutreco NV	61,981
2,006	Randstad Holding NV	113,032
2,574	SBM Offshore NV*	75,440
20,059	SNS REAAL NV*	123,502
8,391	TNT NV	206,963
21,482	Unilever NV CVA	708,167
2,293	USG People NV*	45,466
429	Wereldhave NV REIT	44,902
5,139	Wolters Kluwer NV	119,929
		10,844,749
	New Zealand—0.1%
13,224	Fletcher Building Ltd.	98,128
97,758	Telecom Corp. of New Zealand Ltd.	171,683
		269,811
	Norway—0.9%
3,712	Aker Solutions ASA*	89,699
19,124	DnB NOR ASA	311,369
42,188	Norsk Hydro ASA	374,446
23,463	Norske Skogindustrier ASA*	66,729
24,458	Orkla ASA	248,126
3,372	Petroleum Geo-Services ASA*	53,325
31,863	Statoil ASA	933,561
12,371	Storebrand ASA	128,691
13,762	Telenor ASA	238,121
2,328	Yara International ASA	136,550
		2,580,617
	Portugal—0.4%
155,919	Banco Comercial Portugues SA, Class R*	124,682
8,661	Brisa Auto-Estradas de Portugal SA	58,041
81,766	EDP-Energias de Portugal SA	334,810
3,164	Galp Energia SGPS SA, Class B	70,905
27,467	Portugal Telecom SGPS SA	335,862
46,232	Sonae	55,626
		979,926
	Singapore—0.8%
47,000	CapitaLand Ltd.*	130,742
29,000	CapitaMall Trust REIT	44,844
7,000	City Developments Ltd.	67,809
44,000	ComfortDelGro Corp. Ltd.	55,079
25,000	DBS Group Holdings Ltd.	306,402
22,000	Fraser and Neave Ltd.	112,857
118,000	Golden Agri-Resources Ltd.	64,201
2,000	Jardine Cycle & Carriage Ltd.	60,348
17,600	Keppel Corp. Ltd.	171,356
28,000	Oversea-Chinese Banking Corp. Ltd.	218,777

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,000	SembCorp Industries Ltd.	$57,435
13,000	Singapore Airlines Ltd.	149,757
25,000	Singapore Press Holdings Ltd.	81,407
19,000	Singapore Technologies Engineering Ltd.	48,967
123,000	Singapore Telecommunications Ltd.	313,978
17,000	United Overseas Bank Ltd.	272,890
6,000	Venture Corp. Ltd.	47,372
23,000	Wilmar International Ltd.	99,170
		2,303,391
	South Korea—4.4%
3,880	BS Financial Group, Inc.*	56,481
446	Cheil Industries, Inc.	49,109
3,270	Daegu Bank Ltd.	54,620
976	Daelim Industrial Co. Ltd.	110,200
1,596	Dongbu Insurance Co. Ltd.	75,954
1,870	Dongkuk Steel Mill Co. Ltd.	74,336
1,333	Doosan Corp.	163,570
878	Doosan Heavy Industries and Construction Co. Ltd.	48,994
730	GS Engineering & Construction Corp.	87,874
1,954	GS Holdings	163,190
3,360	Hana Financial Group, Inc.	142,345
1,700	Hankook Tire Co. Ltd.	68,133
4,400	Hanwha Corp.	202,006
165	Honam Petrochemical Corp.	58,200
6,250	Hynix Semiconductor, Inc.	197,126
1,192	Hyosung Corp.	97,772
416	Hyundai Department Store Co. Ltd.	60,945
1,880	Hyundai Development Co.	51,401
926	Hyundai Engineering & Construction Co. Ltd.	77,682
597	Hyundai Heavy Industries Co. Ltd.	298,040
307	Hyundai Mipo Dockyard	54,430
567	Hyundai Mobis	189,944
3,502	Hyundai Motor Co.	805,527
546	Hyundai Steel Co.	69,291
3,540	Industrial Bank of Korea	67,883
1,990	Kangwon Land, Inc.	45,217
5,584	KB Financial Group, Inc.	299,613
2,870	Kia Motors Corp.	205,947
12,300	Korea Electric Power Corp.*	293,827
9,970	Korea Exchange Bank	84,754
1,610	Korea Gas Corp.	51,305
436	Korea Kumho Petrochemical Co. Ltd.	82,794
1,000	Korean Air Lines Co. Ltd.	61,121
3,660	KT Corp.	131,489
1,420	KT&G Corp.	84,009
417	LG Chem Ltd.	206,233
5,666	LG Corp.	520,787
6,290	LG Display Co. Ltd.	225,974

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,286	LG Electronics, Inc.	$411,942
1,970	LG International Corp.	77,943
174	Lotte Shopping Co. Ltd.	79,316
1,060	LS Corp.	117,212
1,811	POSCO	790,881
2,905	Samsung C&T Corp.	210,085
377	Samsung Electro-Mechanics Co. Ltd.	36,411
2,071	Samsung Electronics Co. Ltd.	1,725,753
689	Samsung Fire & Marine Insurance Co. Ltd.	147,875
3,090	Samsung Heavy Industries Co. Ltd.	139,845
951	Samsung Life Insurance Co. Ltd.	86,168
447	Samsung SDI Co. Ltd.	79,877
787	Samsung Securities Co. Ltd.	65,654
9,759	Shinhan Financial Group Co. Ltd.	478,092
406	Shinsegae Co. Ltd.	102,291
5,528	SK Holdings Co. Ltd.	990,413
1,572	SK Innovation Co. Ltd.	340,320
904	SK Telecom Co. Ltd.	137,078
2,045	S-Oil Corp.	304,369
2,830	STX Corp. Ltd.	70,509
2,070	STX Offshore & Shipbuilding Co. Ltd.	61,039
12,900	Woori Finance Holdings Co. Ltd.	175,748
		12,246,944
	Spain—4.5%
6,022	Abertis Infraestructuras SA	142,903
868	Acciona SA	101,141
5,035	Acerinox SA	101,330
5,896	ACS Actividades de Construccion y Servicios SA	297,102
128,489	Banco Bilbao Vizcaya Argentaria SA	1,650,824
50,885	Banco de Sabadell SA	225,951
45,579	Banco Popular Espanol SA	273,730
250,774	Banco Santander SA	3,207,801
11,186	Bankinter SA	83,642
20,953	Criteria Caixacorp SA	154,963
2,189	Ebro Foods SA	54,121
2,770	Enagas	68,650
3,484	Endesa SA	121,649
9,232	Ferrovial SA	127,557
2,909	Fomento de Construcciones y Contratas SA	98,961
7,793	Gamesa Corp. Tecnologica SA*	73,382
10,117	Gas Natural SDG SA	208,333
118,077	Iberdrola SA	1,098,373
3,276	Indra Sistemas SA	74,459
2,072	Industria de Diseno Textil SA	186,101
24,136	International Consolidated Airlines Group SA*	95,894
24,352	Mapfre SA	101,883
1,508	Obrascon Huarte Lain SA	61,883
35,481	Repsol YPF SA	1,269,141

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,163	Sacyr Vallehermoso SA*	$52,702
99,635	Telefonica SA	2,682,906
		12,615,382
	Sweden—3.0%
4,197	Alfa Laval AB	94,212
3,577	Assa Abloy AB, Class B	107,653
5,733	Atlas Copco AB, Class A	168,735
3,553	Atlas Copco AB, Class B	94,375
1,192	Axfood AB	43,904
4,124	Boliden AB*	93,189
6,700	Electrolux AB, Series B	170,852
2,461	Getinge AB, Class B	65,573
15,824	Hennes & Mauritz AB, Class B	560,511
1,994	Hexagon AB, Class B	51,939
2,040	Holmen AB, Class B	75,475
2,002	Husqvarna AB, Class A*	15,764
6,557	Husqvarna AB, Class B	51,695
4,224	Industrivarden AB, Class A	94,958
1,851	Industrivarden AB, Class C	37,036
15,361	Investor AB, Class B	383,554
3,104	Kinnevik Investment AB, Class B	80,337
758	Lundbergforetagen AB, Class B	60,125
3,977	NCC AB, Class B	106,561
71,518	Nordea Bank AB	818,125
5,473	Peab AB	50,713
1,885	Ratos AB, Class B	78,091
2,413	Saab AB, Class B	54,646
12,813	Sandvik AB	272,527
22,466	SAS AB*	74,919
593	Scania AB, Class A	15,289
9,864	Scania AB, Class B	256,935
9,948	Securitas AB, Class B	124,940
37,529	Skandinaviska Enskilda Banken AB, Class A	361,754
10,505	Skanska AB, Class B	226,225
5,305	SKF AB, Class B	167,844
6,077	SSAB AB, Class A	108,889
2,841	SSAB AB, Class B	44,542
18,624	Svenska Cellulosa AB, Class B	286,124
10,549	Svenska Handelsbanken AB, Class A	367,012
16,331	Swedbank AB, Class A	310,504
1,670	Swedish Match AB	59,403
7,226	Tele2 AB, Class B	181,867
51,430	Telefonaktiebolaget LM Ericsson, Class B	782,875
77,876	TeliaSonera AB	637,489
5,015	Trelleborg AB, Class B	60,780
11,349	Volvo AB, Class A	222,747
24,302	Volvo AB, Class B	478,186
		8,398,874
	Switzerland—4.7%
17,006	ABB Ltd.*	467,619

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,748	Adecco SA	$195,393
1,051	Aryzta AG	58,332
1,284	Baloise Holding AG	141,418
5,632	Clariant AG*	116,408
3,525	Compagnie Financiere Richemont SA	226,896
24,354	Credit Suisse Group AG	1,102,373
2,387	GAM Holding AG*	46,863
311	Geberit AG	72,517
80	Givaudan SA*	88,618
151	Helvetia Holding AG*	70,549
5,234	Holcim Ltd.	453,820
1,685	Julius Baer Group Ltd.*	78,424
548	Kuehne + Nagel International AG	87,206
1	Lindt & Spruengli AG*	37,072
6	Lindt & Spruengli AG-Bearer*	19,828
782	Lonza Group AG*	66,904
37,059	Nestle SA	2,291,517
31,302	Novartis AG	1,850,835
883	Pargesa Holding SA	90,389
6,136	Petroplus Holdings AG*	91,498
7,222	Roche Holding AG	1,166,730
260	Schindler Holding AG	33,321
185	Schindler Holding AG Participant Certificates	23,837
58	SGS SA	114,671
359	Sulzer AG	64,446
241	Swatch Group AG	118,079
355	Swatch Group AG-Registered	31,373
1,816	Swiss Life Holding AG*	329,973
9,792	Swiss Reinsurance Co. Ltd.*	581,240
347	Swisscom AG	158,586
713	Syngenta AG	251,309
318	Synthes, Inc.	54,559
5,288	Transocean Ltd.*	386,043
51,310	UBS AG*	1,021,533
3,727	Zurich Financial Services AG*	1,042,848
		13,033,027
	United Kingdom—18.9%
15,063	3i Group PLC	70,373
3,354	AMEC PLC	67,132
12,402	Amlin PLC	86,467
14,687	Anglo American PLC	764,435
3,302	Antofagasta PLC	75,289
8,576	Associated British Foods PLC	144,045
27,495	AstraZeneca PLC	1,371,223
144,367	Aviva PLC	1,075,881
86,085	BAE Systems PLC	470,817
18,826	Balfour Beatty PLC	102,932
363,598	Barclays PLC	1,712,047
55,867	Barratt Developments PLC*	104,179

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,943	Bellway PLC	$46,497
26,177	BG Group PLC	669,556
18,756	BHP Billiton PLC	789,767
652,524	BP PLC	5,034,293
23,568	British American Tobacco PLC	1,026,391
14,946	British Land Co. PLC REIT	149,700
12,710	British Sky Broadcasting Group PLC	178,501
287,089	BT Group PLC	937,589
6,645	Bunzl PLC	82,461
2,443	Burberry Group PLC	52,769
153,381	Cable & Wireless Communications PLC	118,706
55,066	Cable & Wireless Worldwide PLC	44,169
3,926	Capita Group PLC (The)	48,196
12,992	Capital Shopping Centres Group PLC REIT	87,959
10,346	Carillion PLC	67,577
3,137	Carnival PLC	126,362
98,705	Centrica PLC	528,314
3,546	Close Brothers Group PLC	47,937
15,764	Cobham PLC	59,976
31,743	Compass Group PLC	309,468
4,532	Cookson Group PLC*	54,086
5,056	De La Rue PLC	66,833
46,933	Debenhams PLC*	53,310
30,492	Diageo PLC	619,465
423,757	Dixons Retail PLC*	101,851
11,820	Drax Group PLC	86,727
8,563	easyJet PLC*	49,704
9,869	Electrocomponents PLC	45,795
44,178	Enterprise Inns PLC*	70,223
3,940	Eurasian Natural Resources Corp. PLC	59,901
8,075	Experian PLC	108,625
19,733	FirstGroup PLC	106,871
27,587	G4S PLC	127,090
27,957	GKN PLC	103,987
101,237	GlaxoSmithKline PLC	2,204,446
6,490	Greene King PLC	52,999
10,698	Hammerson PLC REIT	83,883
30,436	Hays PLC	60,259
8,629	Hiscox Ltd.	59,341
43,181	Home Retail Group PLC	158,380
372,122	HSBC Holdings PLC	4,067,945
9,531	ICAP PLC	82,427
4,103	IMI PLC	74,732
16,095	Imperial Tobacco Group PLC	565,638
15,308	Inchcape PLC*	93,042
4,472	Inmarsat PLC	45,426
2,313	InterContinental Hotels Group PLC	50,578
8,330	Intermediate Capital Group PLC	45,850
34,648	International Power PLC	191,058
7,725	Invensys PLC	43,886
11,805	Investec PLC	94,769

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
52,870	ITV PLC*	$67,064
58,099	J Sainsbury PLC	337,525
4,223	Johnson Matthey PLC	141,086
3,176	Kazakhmys PLC	73,051
39,820	Kesa Electricals PLC	85,679
63,151	Kingfisher PLC	289,138
28,665	Ladbrokes PLC	72,770
17,273	Land Securities Group PLC REIT	226,163
171,177	Legal & General Group PLC	350,612
977,354	Lloyds Banking Group PLC*	965,881
41,147	Logica PLC	92,515
2,436	Lonmin PLC	66,310
42,141	Man Group PLC	175,512
53,236	Marks & Spencer Group PLC	344,525
10,275	Meggitt PLC	61,526
19,134	Mitchells & Butlers PLC*	104,999
9,930	Mondi PLC	98,051
16,612	National Express Group PLC	72,844
73,179	National Grid PLC	749,442
3,702	Next PLC	138,129
147,206	Old Mutual PLC	341,290
14,222	Pearson PLC	273,036
6,033	Pennon Group PLC	66,364
13,055	Persimmon PLC	105,196
98,612	Premier Foods PLC*	52,913
51,510	Prudential PLC	664,132
49,410	Punch Taverns PLC*	64,571
6,839	Reckitt Benckiser Group PLC	379,173
52,344	Rentokil Initial PLC*	82,287
32,534	Resolution Ltd.	164,261
23,955	Rexam PLC	156,067
12,988	Rio Tinto PLC	944,522
2,066,016	Rolls-Royce Group PLC, Class C*	3,446
22,249	Rolls-Royce Group PLC*	238,062
638,992	Royal Bank of Scotland Group PLC*	441,990
98,553	Royal Dutch Shell PLC, Class A	3,817,762
75,616	Royal Dutch Shell PLC, Class B	2,934,900
109,369	RSA Insurance Group PLC	251,013
12,215	SABMiller PLC	455,257
18,836	Sage Group PLC (The)	89,540
1,562	Schroders PLC	49,449
555	Schroders PLC NVTG	14,321
23,563	Scottish & Southern Energy PLC	533,720
17,143	Segro PLC REIT	92,958
6,355	Serco Group PLC	59,942
5,247	Severn Trent PLC	131,364
1,925	Shire PLC	59,400
24,277	SIG PLC	56,609
7,401	Smith & Nephew PLC	81,165
5,301	Smiths Group PLC	117,773
13,818	Stagecoach Group PLC	56,905

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,692	Standard Chartered PLC	$738,603
62,416	Standard Life PLC	235,386
10,331	Tate & Lyle PLC	102,270
153,475	Taylor Wimpey PLC*	99,605
179,061	Tesco PLC	1,205,262
45,582	Thomas Cook Group PLC	130,237
4,834	Travis Perkins PLC	86,676
31,717	TUI Travel PLC	126,543
2,457	Tullow Oil PLC	58,727
18,154	Unilever PLC	588,037
8,244	United Business Media Ltd.	83,054
22,884	United Utilities Group PLC	241,040
2,076	Vedanta Resources PLC	80,507
1,310,658	Vodafone Group PLC	3,751,370
3,454	Whitbread PLC	96,787
20,686	William Hill PLC	77,115
63,580	William Morrison Supermarkets PLC	312,630
7,795	Wolseley PLC	281,876
22,327	WPP PLC	291,033
21,653	Xstrata PLC	549,507
410,857	Yell Group PLC*	48,861
		52,557,471
	Total Common Stocks and Other Equity Interests (Cost $228,448,616)	275,828,466
	Preferred Stocks—0.5%
	Germany—0.4%
2,153	Henkel AG & Co. KGaA	146,869
2,244	Porsche Automobil Holding SE	162,897
4,227	Volkswagen AG*	834,067
		1,143,833
	Italy—0.1%
725	EXOR SpA	22,502
128,063	Unipol Gruppo Finanziario SpA	79,437
		101,939
	Total Preferred Stocks (Cost $796,187)	1,245,772

Number of Shares		Value
	Rights—0.0%
	Australia—0.0%
252	Leighton Holdings Ltd., expiring 05/06/11*	$491
	Portugal—0.0%
155,919	Banco Comercial Portugues SA, expiring 05/05/11*	5,320
	Total Rights (Cost $0)	5,811
	Total Investments (Cost $229,244,803)—99.8%	277,080,049
	Other assets less liabilities—0.2%	568,241
	Net Assets—100.0%	$277,648,290

Investment Abbreviations:

CVA—Dutch Certificate

NVTG—Non Voting

PPS—Price Protected Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Industrials	23.3
Financials	19.5
Consumer Discretionary	18.0
Materials	12.3
Consumer Staples	7.7
Information Technology	7.6
Energy	4.3
Health Care	4.2
Utilities	2.1
Telecommunication Services	0.9
Other assets less liabilities	0.1

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Australia—5.2%
10,718	Abacus Property Group REIT	$26,391
15,883	Adelaide Brighton Ltd.	54,926
11,624	Alesco Corp. Ltd.	41,469
32,310	Alumina Ltd.	79,910
3,498	Ansell Ltd.	53,325
21,480	APA Group	99,903
15,133	APN News & Media Ltd.	26,000
16,967	Ardent Leisure Group REIT	25,716
24,905	Aristocrat Leisure Ltd.	71,408
16,639	Australand Property Group REIT	55,173
21,092	AWE Ltd.*	36,008
42,959	Beach Energy Ltd.	45,132
8,123	Billabong International Ltd.	60,004
12,919	Boart Longyear Group	64,610
4,641	Bradken Ltd.	40,428
13,643	Bwp Trust REIT	26,501
1,129	Campbell Brothers Ltd.	55,920
3,133	Cardno Ltd.	19,852
72,295	Centro Retail Group REIT*	28,877
12,081	Challenger Financial Services Group Ltd.	63,724
9,598	Charter Hall Group REIT	25,944
23,115	Charter Hall Office REIT	88,789
12,255	Charter Hall Retail REIT	42,916
755	Cochlear Ltd.	66,528
88,798	Commonwealth Property Office Fund REIT	88,916
107,543	ConnectEast Group	55,314
6,532	Consolidated Media Holdings Ltd.	19,944
5,716	Crane Group Ltd.	64,306
10,656	Crown Ltd.	98,305
20,704	David Jones Ltd.	105,584

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
25,442	Downer EDI Ltd.	$103,018
109,399	Elders Ltd.*	61,058
29,684	Emeco Holdings Ltd.	35,571
2,009	Energy Resources of Australia Ltd.	11,982
56,287	Envestra Ltd.	39,423
58,922	Fairfax Media Ltd.	85,115
33,825	FKP Property Group	28,873
1,670	Fleetwood Corp. Ltd.	20,304
1,759	Flight Centre Ltd.	45,256
4,517	Fortescue Metals Group Ltd.	30,401
6,705	GrainCorp Ltd.	57,380
3,078	Gud Holdings Ltd.	31,596
93,585	Gunns Ltd.*	53,768
13,022	GWA International Ltd.	45,602
25,423	Harvey Norman Holdings Ltd.	74,562
19,865	Hills Industries Ltd.	34,131
4,680	Iluka Resources Ltd.	64,071
130,936	Infigen Energy	63,764
109,187	Investa Office Fund REIT	75,278
3,833	IOOF Holdings Ltd.	30,034
2,148	Iress Market Technology Ltd.	21,485
2,323	JB Hi-Fi Ltd.	48,073
26,689	Kagara Ltd.*	17,232
3,624	Macarthur Coal Ltd.	46,005
42,884	Macmahon Holdings Ltd.	24,638
65,385	Minara Resources Ltd.*	55,097
2,064	Monadelphous Group Ltd.	43,368
20,123	Mount Gibson Iron Ltd.*	41,401
6,445	New Hope Corp. Ltd.	34,560
11,659	Nufarm Ltd.*	61,626
62,529	OZ Minerals Ltd.	98,536

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
83,997	Pacific Brands Ltd.*	$67,103
5,064	Paladin Energy Ltd.*	18,288
124,265	PaperlinX Ltd.*	39,437
2,041	Perpetual Ltd.	64,527
4,293	Platinum Asset Management Ltd.	21,705
4,553	Premier Investments Ltd.	29,895
20,918	Primary Health Care Ltd.	79,435
13,184	Programmed Maintenance Services Ltd.	27,413
3,753	Ramsay Health Care Ltd.	74,297
4,391	Seek Ltd.	33,397
3,589	Seven Group Holdings Ltd.	35,820
122,826	Sigma Pharmaceuticals Ltd.*	49,733
76,364	SP Ausnet	73,123
27,553	Spotless Group Ltd.	59,099
14,942	Stw Communications Group Ltd.	18,968
36,723	Ten Network Holdings Ltd.	54,254
9,068	Tower Australia Group Ltd.	39,694
17,831	Transfield Services Ltd.	69,272
5,514	UGL Ltd.	90,996
202,729	Virgin Blue Holdings Ltd.*	63,229
8,126	Westfield Retail Trust REIT	23,566
		4,148,282
	Austria—0.9%
1,090	Andritz AG	112,730
3,986	CA Immobilien Anlagen AG*	78,621
3,460	Conwert Immobilien Invest SE	60,932
610	Flughafen Wien AG	38,462
359	Mayr-Melnhof Karton AG	43,674
2,510	Oesterreichische Post AG	91,011
1,319	RHI AG*	47,200
243	Schoeller-Bleckmann Oilfield Equipment AG	24,652
606	Semperit AG Holding	35,490
3,082	Sparkassen Immobilien AG*	23,553
3,556	Strabag SE	119,600
1,797	Verbund AG	81,381
		757,306
	Belgium—1.2%
852	Ackermans & van Haaren NV	89,291
9	Banque Nationale de Belgique	46,733
390	Barco NV*	34,132
694	Befimmo SCA Sicafi REIT	64,506
617	Cie d'Entreprises CFE	53,550
920	Cie Maritime Belge SA	28,841
608	Cofinimmo REIT*	93,720
2,220	Euronav NV	37,382
303	Evs Broadcast Equipment SA	20,791
392	Gimv NV	26,031
1,089	Mobistar SA	80,927
5,852	Nyrstar	80,917
878	Omega Pharma SA	45,070

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,466	RHJ International*	$53,817
674	Sofina SA	70,166
1,713	Telenet Group Holding NV*	85,302
2,267	Tessenderlo Chemie NV	90,406
		1,001,582
	Bermuda—0.7%
9,182	Aquarius Platinum Ltd.	52,715
11,209	BW Offshore Ltd.*	29,097
22,000	China Yurun Food Group Ltd.	80,578
130,000	Citic Resources Holdings Ltd.*	32,133
780	Dockwise Ltd.*	22,630
36,926	Golden Ocean Group Ltd.	45,285
9,608	Lancashire Holdings Ltd.	103,366
44,000	Midland Holdings Ltd.	33,931
165,000	Mongolia Energy Co. Ltd.*	38,873
6,000	Ports Design Ltd.	16,530
278,000	Samling Global Ltd.	38,295
82,000	Skyworth Digital Holdings Ltd.	52,256
308,000	Sre Group Ltd.	27,756
		573,445
	Canada—7.3%
12,737	Advantage Oil & Gas Ltd.*	107,926
3,595	Aecon Group, Inc.	35,463
4,522	AGF Management Ltd., Class B	94,362
1,222	Agnico-Eagle Mines Ltd.	84,897
1,164	Allied Properties Real Estate Investment Trust REIT	28,399
3,969	Altagas Ltd.	106,163
1,393	Artis Real Estate Investment Trust REIT	20,113
1,504	Astral Media, Inc.	58,347
2,861	Atlantic Power Corp.	43,269
3,717	Ats Automation Tooling Systems, Inc.*	26,834
1,844	Birchcliff Energy Ltd.*	25,420
1,004	Boardwalk REIT	51,002
5,402	CAE, Inc.	72,588
2,939	Calloway REIT	77,528
1,844	Canaccord Financial, Inc.	27,791
1,827	Canadian REIT	64,504
2,396	Canadian Apartment Properties REIT	48,104
1,537	Canadian Western Bank	49,098
5,488	Canfor Corp.*	72,067
10,657	Cascades, Inc.	77,497
1,330	CCL Industries, Inc., Class B	44,364
1,943	Centerra Gold, Inc.	36,040
6,049	Chartwell Seniors Housing REIT	56,611
5,168	CML Healthcare, Inc.	55,610
930	Cogeco Cable, Inc.	44,498
1,890	Cominar REIT	45,295
15,461	Connacher Oil And Gas Ltd.*	21,835
1,238	Consolidated Thompson Iron Mines Ltd.*	22,337

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
855	Corus Entertainment, Inc., Class B	$17,923
6,465	Cott Corp.*	57,438
1,166	Crew Energy, Inc.*	20,092
6,626	Daylight Energy Ltd.	75,837
5,083	Denison Mines Corp.*	11,785
1,604	Dollarama, Inc.*	50,122
1,770	Dorel Industries, Inc., Class B	58,686
962	Dundee REIT	33,508
2,651	Dundee Corp., Class A*	68,451
4,791	Eldorado Gold Corp.	88,918
5,761	Ensign Energy Services, Inc.	110,927
3,927	Equinox Minerals Ltd.*	33,523
5,863	Extendicare REIT	73,469
6,567	Fairborne Energy Ltd.*	33,152
1,908	First Capital Realty, Inc.	33,099
1,027	FirstService Corp.*	39,268
2,033	Flint Energy Services Ltd.*	30,832
1,694	Forzani Group Ltd. (The), Class A	33,350
1,533	Franco-Nevada Corp.	60,619
7,448	Galleon Energy, Inc., Class A*	27,473
2,858	Gammon Gold, Inc.*	31,175
1,840	Genworth MI Canada, Inc.	50,263
2,204	Gildan Activewear, Inc.*	81,856
3,404	GMP Capital, Inc.	54,243
6,426	Golden Star Resources Ltd.*	20,724
3,073	Great Canadian Gaming Corp.*	25,359
3,348	Harry Winston Diamond Corp.*	56,809
559	Home Capital Group, Inc.	33,581
4,971	HudBay Minerals, Inc.	79,109
3,839	IAMGOLD Corp.	79,584
3,169	IESI-BFC Ltd.	80,189
1,183	Inmet Mining Corp.	82,786
6,937	InnVest REIT	52,493
6,144	Jean Coutu Group PJC, Inc. (The), Class A	67,990
5,158	Lake Shore Gold Corp.*	22,070
1,139	Laurentian Bank of Canada	60,344
3,044	Linamar Corp.	68,108
11,763	Lundin Mining Corp.*	114,796
852	MacDonald Dettwiler & Associates Ltd.*	51,191
1,265	Major Drilling Group International	21,011
3,261	Manitoba Telecom Services, Inc.	103,619
6,303	Maple Leaf Foods, Inc.	78,252
4,060	Martinrea International, Inc.*	36,456
1,578	Meg Energy Corp.*	83,087
1,721	Morguard REIT	27,370
4,286	Mullen Group Ltd.	95,852
5,173	New Gold, Inc.*	57,953
403	Niko Resources Ltd.	33,957
1,560	Norbord, Inc.*	21,801
11,616	Northgate Minerals Corp.*	34,645
3,668	Nuvista Energy Ltd.	36,956
980	Open Text Corp.*	59,863

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
118,078	OPTI Canada, Inc.*	$29,866
1,538	Osisko Mining Corp.*	22,450
1,616	Pacific Rubiales Energy Corp.	48,965
1,344	Pan American Silver Corp.	48,343
1,712	Petrobakken Energy Ltd., Class A	32,405
3,282	Petrobank Energy & Resources Ltd.*	69,248
682	Petrominerales Ltd.	26,026
2,235	Primaris Retail REIT	48,994
6,627	Progress Energy Resources Corp.	90,376
3,460	Quadra FNX Mining Ltd.*	56,630
2,339	Reitmans (Canada) Ltd., Class A	43,016
1,668	Ritchie Bros Auctioneers, Inc.	52,140
3,756	Russel Metals, Inc.	102,920
2,970	Savanna Energy Services Corp.*	32,271
1,085	ShawCor Ltd., Class A	38,719
1,355	Silver Wheaton Corp.*	54,980
1,349	Stantec, Inc.*	42,396
507	Sxc Health Solutions Corp.	27,940
4,434	Thompson Creek Metals Co., Inc.*	54,347
2,210	Tim Hortons, Inc.	107,210
1,896	TMX Group, Inc.	81,047
2,099	Toromont Industries Ltd.	72,935
2,908	Torstar Corp., Class B	42,845
4,371	Transcontinental, Inc., Class A	67,165
6,649	TransForce, Inc.	98,735
1,721	Trican Well Service Ltd.	42,297
1,716	Trilogy Energy Corp.	41,216
8,215	Trinidad Drilling Ltd.	93,851
3,445	Uranium One, Inc.	14,305
1,355	West Fraser Timber Co. Ltd.	76,828
		5,920,392
	Cayman Islands—1.0%
14,000	Aac Acoustic Technologies Holdings, Inc.	36,588
22,000	Anta Sports Products Ltd.	35,573
50,000	Belle International Holdings Ltd.	97,585
86,000	Bosideng International Holdings Ltd.	27,236
44,000	China Shanshui Cement Group Ltd.	49,282
123,600	China Zhongwang Holdings Ltd.	63,490
38,000	GCL Poly Energy Holdings Ltd.*	27,151
75,000	Geely Automobile Holdings Ltd.	30,029
70,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	22,079
58,000	Ju Teng International Holdings Ltd.	19,115
32,500	KWG Property Holding Ltd.	23,473
21,000	Li Ning Co. Ltd.	35,957
24,000	Minth Group Ltd.	36,892
222,000	Renhe Commercial Holdings Co. Ltd.	38,011
27,600	Sands China Ltd.*	77,460
91,000	Want Want China Holdings Ltd.	81,656
20,000	Xinao Gas Holdings Ltd.	68,490
		770,067

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—1.0%
47,405	Agile Property Holdings Ltd.	$77,018
33,000	BYD Electronic International Co. Ltd.	17,673
99,000	China Dongxiang Group Co.	34,540
26,000	China High Speed Transmission Equipment Group Co. Ltd.	34,410
121,000	Country Garden Holdings Co.	49,069
91,000	Fosun International	71,815
37,500	Greentown China Holdings Ltd.	37,560
41,500	Kingboard Laminates Holdings Ltd.	36,758
42,000	Nine Dragons Paper Holdings Ltd.	47,961
1,268,000	Semiconductor Manufacturing International Corp.*	114,270
41,500	Shimao Property Holdings Ltd.	56,419
123,150	Shui On Land Ltd.	54,539
59,000	Soho China Ltd.	50,967
7,500	Stella International Holdings Ltd.	17,032
2,300	Tencent Holdings Ltd.	65,438
22,000	Yangzijiang Shipbuilding Holdings Ltd.	32,579
20,000	Yanlord Land Group Ltd.	23,727
		821,775
	Cyprus—0.1%
6,613	Songa Offshore SE*	40,518
	Denmark—1.2%
392	Alk-Abello A/S	23,863
1,420	Bang & Olufsen A/S*	22,317
431	Coloplast A/S, Class B	63,449
803	D/S Norden A/S	28,819
1,995	East Asiatic Co. Ltd. A/S	66,478
4,041	GN Store Nord A/S*	40,156
1,899	H. Lundbeck A/S	45,675
907	NKT Holding A/S	55,918
640	Novozymes A/S, Class B	110,770
186	Rockwool International A/S, Class B	24,625
251	Simcorp A/S	45,689
3,453	Sydbank A/S*	100,293
663	Topdanmark A/S*	122,004
7,645	Torm A/S*	49,931
1,741	Trygvesta AS	111,353
219	William Demant Holding*	20,451
		931,791
	Finland—1.5%
6,108	Amer Sports Oyj, Class A	100,314
1,868	Cargotec Corp., Class B	104,923
5,862	Citycon Oyj	27,830
913	Cramo Oyj*	24,232
3,527	Finnair Oyj*	19,047
3,615	HKScan Oyj, Class A	36,148
4,628	Kemira Oyj	84,796

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,912	Konecranes Oyj	$92,106
1,598	Lassila & Tikanoja Oyj	30,560
21,301	M-real Oyj, Class B*	100,811
6,485	Oriola-KD Oyj, Class B	28,286
4,236	Orion Oyj, Class B	105,454
2,311	Poyry Oyj	39,429
2,483	Ramirent Oyj	42,364
3,112	Sanoma Oyj	64,776
11,633	Sponda Oyj	68,690
1,328	Stockmann Oyj Abp, Class B	40,823
5,122	Tieto Oyj	94,608
5,216	Uponor Oyj	101,916
		1,207,113
	France—3.9%
991	Aeroports de Paris	95,125
831	Alten Ltd.	34,144
8,727	Altran Technologies SA*	69,011
1,137	Beneteau SA	24,443
375	bioMerieux	40,864
176	Bollore	44,337
322	Bonduelle SCA	32,647
4,846	Bull*	32,281
950	Bureau Veritas SA	82,099
3,224	Canal +	26,403
2,368	Cfao SA	95,382
670	Ciments Francais SA	70,933
2,172	Club Mediterranee SA*	50,704
846	Dassault Systemes SA	68,932
6,595	Derichebourg SA*	62,571
3,181	Edenred*	98,823
519	EDF Energies Nouvelles SA	30,923
4,329	Etablissements Maurel et Prom	92,420
677	Euler Hermes SA*	72,286
1,626	Eutelsat Communications	70,259
793	Gecina SA REIT	114,531
1,468	Groupe Steria SCA	48,796
16,181	Havas SA	92,424
379	Hermes International	88,953
798	ICADE REIT	102,539
182	Iliad SA	23,435
489	Ingenico	24,307
616	Ipsen SA	24,163
768	Ipsos	39,993
1,668	JC Decaux SA*	58,377
634	Manitou BF SA*	21,474
1,216	Medica SA*	25,131
991	Mercialys SA REIT	42,931
784	Mersen	47,735
1,763	Nexity	95,991
322	Pierre & Vacances	28,773

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
585	Plastic Omnium SA	$56,154
589	Remy Cointreau SA	48,620
483	Rubis	59,476
642	SA des Ciments Vicat*	58,701
963	Saft Groupe SA	44,290
749	SEB SA	82,475
232	Seche Environnement SA	22,204
1,429	Sechilienne-Sidec	41,871
2,338	Sequana	40,150
1,223	Societe BIC SA	119,099
318	Societe de La Tour Eiffel REIT	31,949
472	Societe Fonciere Financiere et de Participations	39,194
416	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	62,489
2,408	SOITEC*	39,173
215	Sopra Group SA	25,342
10,356	Technicolor*	79,310
2,467	Teleperformance	94,301
7,292	UbiSoft Entertainment SA*	73,327
167	Vilmorin & Cie	21,184
133	Virbac SA	24,567
		3,138,016
	Germany—3.5%
2,729	Aareal Bank AG*	82,878
8,796	Air Berlin PLC*	39,358
534	Aixtron SE	22,817
564	Axel Springer AG	92,545
830	Bauer AG	44,742
1,854	BayWa AG	87,607
914	Bechtle AG	43,596
688	Brenntag AG*	84,720
744	Demag Cranes AG*	40,062
880	Deutsche Beteiligungs AG	25,889
1,483	Deutsche Euroshop AG	60,021
2,656	Deutsche Wohnen AG*	41,907
6,281	Deutz AG*	57,579
1,854	DIC Asset AG	25,030
616	ElringKlinger AG	21,646
293	Fielmann AG	31,237
1,357	Fraport AG	108,775
278	Fuchs Petrolub AG	40,304
391	Gerry Weber International AG	25,524
2,522	Gildemeister AG	64,077
1,044	H&R Wasag AG	32,759
843	Hamburger Hafen und Logistik AG	40,960
19,009	Heidelberger Druckmaschinen AG*	84,973
5,889	IVG Immobilien AG*	49,774
2,738	Jenoptik AG*	22,516
1,393	Kabel Deutschland Holding AG*	87,203

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,102	Kloeckner & Co. SE*	$75,718
2,259	Kontron AG	27,894
623	Krones AG*	50,512
29	Ksb AG	25,623
1,372	KUKA AG*	37,535
1,822	Leoni AG*	100,299
1,490	Medion AG	21,553
1,501	MTU Aero Engines Holding AG	115,241
203	Pfeiffer Vacuum Technology AG	28,159
13,011	Pfleiderer AG*	13,531
194	Puma AG Rudolf Dassler Sport	64,759
8,650	Q-Cells SE*	36,895
565	Rheinmetall AG	50,763
2,769	Rhoen Klinikum AG	63,449
2,573	SGL Carbon SE*	137,423
817	Sixt AG	41,187
7,595	Sky Deutschland AG	33,533
346	Software AG	65,577
4,316	Solarworld AG	69,379
2,475	Stada Arzneimittel AG	109,698
3,215	Suedzucker AG	99,331
2,341	United Internet AG	45,949
351	Vossloh AG	50,543
453	Wacker Chemie AG	112,437
		2,835,487
	Gibraltar—0.1%
21,097	Bwin.Party Digital Entertainment PLC*	53,663
	Greece—0.7%
36,956	Alapis Holding Industrial and Commercial SA	9,869
8,644	Ellaktor SA	39,242
3,276	Hellenic Exchanges SA Holding Clearing Settlement And Registry	26,245
5,253	Hellenic Petroleum SA	56,112
12,616	Intralot SA-Integrated Lottery Systems & Services	45,108
4,577	JUMBO SA	37,008
57,012	Marfin Investment Group SA*	60,054
6,017	Motor Oil (Hellas) Corinth Refineries SA	79,895
6,813	Mytilineos Holdings SA*	54,380
2,725	Titan Cement Co. SA	72,771
5,441	TT Hellenic Postbank SA*	23,410
5,354	Viohalco*	31,773
		535,867
	Hong Kong—3.8%
3,912	ASM Pacific Technology Ltd.	52,579
22,935	Cafe de Coral Holdings Ltd.	53,325
90,213	Champion REIT	52,263
11,000	Cheung Kong Infrastructure Holdings Ltd.	53,601

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
60,000	China Gas Holdings Ltd.	$23,482
672,000	China Grand Forestry Green Resources Group Ltd.*	20,504
26,134	China Mengniu Dairy Co. Ltd.	80,243
133,799	China Travel International Investment Hong Kong Ltd.*	27,388
20,500	Chinese Estates Holdings Ltd.	38,849
36,000	Dah Chong Hong Holdings Ltd.	41,156
13,298	Dah Sing Banking Group Ltd.	21,503
8,527	Dah Sing Financial Holdings Ltd.	53,406
35,710	Digital China Holdings Ltd.	69,419
137,328	First Pacific Co. Ltd.	129,061
134,000	Foxconn International Holdings Ltd.*	79,011
36,000	Fushan International Energy Group Ltd.	25,259
87,315	Giordano International Ltd.	63,062
218,490	Global Bio-Chem Technology Group Co. Ltd.*	53,163
293,760	GOME Electrical Appliances Holdings Ltd.*	105,514
22,000	Great Eagle Holdings Ltd.	78,170
6,000	Guoco Group Ltd.	75,429
11,888	Hengan International Group Co. Ltd.	92,746
45,378	HKR International Ltd.	26,464
3,329	Hong Kong Aircraft Engineering Co. Ltd.	49,287
15,861	Hongkong & Shanghai Hotels Ltd. (The)	27,934
36,604	Hopewell Highway Infrastructure Ltd.	23,750
21,715	Hopewell Holdings Ltd.	65,557
50,206	Hopson Development Holdings Ltd.*	49,511
25,000	Hysan Development Co. Ltd.	116,670
73,083	Johnson Electric Holdings Ltd.	44,785
36,000	K Wah International Holdings Ltd.	14,275
15,313	Kowloon Development Co. Ltd.	20,108
42,000	Lee & Man Paper Manufacturing Ltd.	30,171
6,000	Lifestyle International Holdings Ltd.	17,148
93,200	New World China Land Ltd.	33,476
46,000	NWS Holdings Ltd.	67,748
44,000	Shangri-La Asia Ltd.	122,637
96,174	Shun Tak Holdings Ltd.	59,926
68,000	Singamas Container Holdings Ltd.*	31,165
73,000	SJM Holdings Ltd.	157,322
13,500	SmarTone Telecommunications Holding Ltd.	20,891
57,818	Techtronic Industries Co.	78,901
15,025	Television Broadcasts Ltd.	88,011
36,857	Texwinca Holdings Ltd.	41,566
40,000	Tingyi (Cayman Islands) Holding Corp.	106,082
118,000	TPV Technology Ltd.	67,753
42,000	Vitasoy International Holdings Ltd.	36,065
9,070	VTech Holdings Ltd.	103,339
31,000	Wheelock & Co. Ltd.	127,709
7,925	Wing Hang Bank Ltd.	88,355
44,000	Xinyi Glass Holdings Co. Ltd.	53,020
		3,058,759

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Ireland—0.6%
19,343	Aer Lingus Group PLC*	$23,675
14,649	C&C Group PLC	75,197
4,075	Elan Corp. PLC*	32,465
6,012	Glanbia PLC	38,844
13,038	Grafton Group PLC	68,668
24,250	Greencore Group PLC	39,576
34,264	Independent News & Media PLC*	29,738
51,939	Irish Life & Permanent Group Holdings PLC*	11,559
9,972	James Hardie Industries SE*	64,386
5,339	Kingspan Group PLC	52,278
780	Paddy Power PLC	38,188
10,725	United Drug PLC	37,026
		511,600
	Israel—1.2%
3,343	Clal Industries Ltd.	26,663
722	Clal Insurance Enterprise Holdings Ltd.	20,434
186	Delek Group Ltd.	49,577
90,451	Delek Real Estate Ltd.*	16,914
4,917	Discount Investment Corp.	100,120
742	Elbit Systems Ltd.	42,111
2,765	Gazit-Globe Ltd.	37,827
345	Harel Insurance Investments & Financial Services Ltd.	20,573
867	IDB Holding Corp. Ltd.	26,507
76	Israel Corp. Ltd. (The)	94,408
44,630	Israel Discount Bank Ltd., Class A*	94,320
11,762	Makhteshim-Agan Industries Ltd.*	63,506
13,723	Migdal Insurance & Financial Holding Ltd.	25,906
4,286	Mizrahi Tefahot Bank Ltd.	47,491
1,266	NICE Systems Ltd.*	48,100
111,355	Oil Refineries Ltd.*	83,094
4,667	Partner Communications Co. Ltd.	86,580
190	Paz Oil Co. Ltd.	35,220
4,956	Shufersal Ltd.	30,966
1,450	Strauss Group Ltd.	24,240
		974,557
	Italy—3.0%
6,090	ACEA SpA*	78,741
2,391	Ansaldo STS SpA	36,998
14,403	Arnoldo Mondadori Editore SpA*	61,114
3,522	Astaldi SpA	30,777
6,743	Autogrill SpA*	96,788
3,151	Autostrada Torino-Milano SpA	53,106
2,563	Azimut Holding SpA	32,815
9,154	Benetton Group SpA*	74,423
52,767	Beni Stabili SpA REIT	59,810
1,820	Brembo SpA	24,895
4,565	Bulgari SpA	83,235
6,690	Cementir Holding SpA	21,538

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
36,761	CIR-Compagnie Industriali Riunite SpA*	$96,533
7,292	Credito Emiliano SpA	50,327
1,959	Danieli & C Officine Meccaniche Spa-RSP	35,139
767	Danieli SpA	24,465
6,891	Davide Campari-Milano SpA	49,707
2,192	de'longhi SpA	28,065
55,569	Edison SpA*	68,963
3,234	Esprinet SpA	27,924
39,538	Gemina SpA*	41,032
4,224	Geox SpA	29,905
11,806	Gruppo Editoriale L'Espresso SpA*	36,712
44,313	Hera SpA	112,223
18,579	Immsi SpA	24,146
31,130	Impregilo SpA*	107,056
4,098	Indesit Co. SpA	54,080
3,027	Interpump Group SpA*	27,394
37,190	Iren SpA	76,914
646	Italmobiliare SpA	28,302
1,565	Italmobiliare SpA RSP	42,954
4,535	Lottomatica SpA	101,460
6,906	Maire Tecnimont SpA	28,995
1,893	Marr SpA	24,897
14,399	Mediolanum SpA	84,766
50,764	Milano Assicurazioni SpA*	75,012
8,863	Piaggio & C. SpA	34,714
69,529	Prelios SpA*	54,620
3,623	Recordati SpA	38,405
2,634	Safilo Group SpA*	50,372
492,432	Seat Pagine Gialle SpA*	59,176
2,786	Societa' Cattolica di Assicurazioni Scrl	78,492
3,214	Societa Iniziative Autostradali e Servizi SpA	41,460
12,484	Sorin SpA*	35,931
215,369	Tiscali SpA*	25,274
274	Tod's SpA	37,256
1,484	Trevi Finanziaria SpA	24,174
		2,411,085
	Japan—33.4%
19,000	77 Bank Ltd. (The)	87,343
43	Accordia Golf Co. Ltd.	27,345
4,810	Acom Co. Ltd.*	70,070
4,500	ADEKA Corp.	44,312
4,100	Advantest Corp.	80,696
3,800	AEON Credit Service Co. Ltd.	51,329
1,900	AEON Mall Co. Ltd.	45,147
2,200	Aica Kogyo Co. Ltd.	28,876
700	Aichi Bank Ltd. (The)	41,626
7,000	Aichi Steel Corp.	42,014
9,000	Air Water, Inc.	108,146
5,500	Akebono Brake Industry Co. Ltd.	28,808
13,000	Akita Bank Ltd. (The)	38,132

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Alpen Co. Ltd.	$32,684
1,800	Alpine Electronics, Inc.	22,472
4,200	Amano Corp.	38,718
4,000	Anritsu Corp.	31,649
6,500	AOC Holdings, Inc.*	42,698
700	AOKI Holdings, Inc.	10,689
15,000	Aomori Bank Ltd. (The)	45,662
4,200	Aoyama Trading Co. Ltd.	69,103
21,000	Aozora Bank Ltd.	45,292
1,600	Arcs Co. Ltd.	24,747
1,800	Asatsu-DK, Inc.	46,919
7,000	Asics Corp.	100,763
2,300	Autobacs Seven Co. Ltd.	84,160
15,000	Awa Bank Ltd. (The)	93,357
8,000	Bando Chemical Industries Ltd.	33,424
1,300	Bank of Iwate Ltd. (The)	49,106
20,000	Bank of Nagoya Ltd. (The)	63,101
1,400	Bank of Okinawa Ltd. (The)	55,731
2,000	Bank of The Ryukyus Ltd.	23,441
5,500	Best Denki Co. Ltd.*	14,777
70	BIC Camera, Inc.	31,920
14,000	Calsonic Kansei Corp.*	56,594
1,200	Canon Electronics, Inc.	28,691
7,100	Canon Marketing Japan, Inc.	78,490
1,700	Capcom Co. Ltd.	31,406
2,000	Cawachi Ltd.	38,008
21,000	Central Glass Co. Ltd.	82,562
2,100	Century Tokyo Leasing Corp.	35,923
1,300	Chiyoda Co. Ltd.	17,207
11,000	Chiyoda Corp.	108,727
1,800	Chofu Seisakusho Co. Ltd.	43,680
1,400	Chudenko Corp.	17,220
5,000	Chugoku Marine Paints Ltd.	42,149
2,900	Circle K Sunkus Co. Ltd.	44,390
13,500	Citizen Holdings Co. Ltd.	81,193
1,600	CKD Corp.	14,395
4,300	CMK Corp.	17,594
1,200	Coca-Cola Central Japan Co. Ltd.	16,327
4,300	Coca-Cola West Co. Ltd.	88,660
1,400	Cocokara Fine, Inc.	29,850
6,700	COMSYS Holdings Corp.	69,857
6,500	CSK Holdings Corp.*	20,588
2,500	Daibiru Corp.	19,781
18,000	Daido Steel Co. Ltd.	102,267
22,350	Daiei, Inc. (The)*	77,677
11,000	Daifuku Co. Ltd.	74,020
9,000	Daihen Corp.	35,938
11,000	Daikyo, Inc.*	17,488
8,000	Dainippon Screen Manufacturing Co. Ltd.	73,453
6,500	Dainippon Sumitomo Pharma Co. Ltd.	62,004
12,000	Daio Paper Corp.	86,221

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,000	Daishi Bank Ltd. (The)	$71,999
17,000	Daiwabo Holdings Co. Ltd.	34,360
7,300	DCM Holdings Co. Ltd.	46,423
8,000	Denki Kogyo Co. Ltd.	38,058
600	Disco Corp.	40,670
2,200	Don Quijote Co. Ltd.	81,748
2,700	Doutor Nichires Holdings Co. Ltd.	32,111
4,300	Duskin Co. Ltd.	86,647
41	eAccess Ltd.	19,201
1,200	Earth Chemical Co. Ltd.	40,108
19,000	Ebara Corp.*	106,544
11,000	Ehime Bank Ltd. (The)	30,774
10,000	Eighteenth Bank Ltd. (The)	26,990
1,800	EXEDY Corp.	57,123
6,000	Ezaki Glico Co. Ltd.	71,358
2,900	FamilyMart Co. Ltd.	104,506
2,000	Fancl Corp.	27,409
1,400	FCC Co. Ltd.	32,817
1,200	Foster Electric Co. Ltd.	27,552
1,100	FP Corp.	63,175
1,900	Fuji Co. Ltd.	39,152
46	Fuji Media Holdings, Inc.	61,057
4,300	Fuji Oil Co. Ltd.	59,566
3,200	Fuji Soft, Inc.	48,745
9,000	Fujitec Co. Ltd.	45,921
14,000	Fukui Bank Ltd. (The)	42,273
12,000	Fukuyama Transporting Co. Ltd.	57,678
1,400	Funai Electric Co. Ltd.	42,445
33,000	Furukawa Co. Ltd.*	36,603
13,000	Furukawa-Sky Aluminum Corp.	37,010
1,500	Futaba Corp.	27,859
9,900	Futaba Industrial Co. Ltd.*	56,491
1,600	Fuyo General Lease Co. Ltd.	49,495
32	Geo Corp.	36,914
2,100	Glory Ltd.	46,069
20,000	Godo Steel Ltd.	51,023
720	Goldcrest Co. Ltd.	11,899
14,000	GS Yuasa Corp.	95,243
19,000	Gunze Ltd.	68,376
13,000	H2O Retailing Corp.	94,047
1,900	Hamamatsu Photonics KK	74,347
2,200	Heiwa Corp.	33,756
12,000	Heiwa Real Estate Co. Ltd.	26,769
2,100	Heiwado Co. Ltd.	26,425
12,000	Higashi-Nippon Bank Ltd. (The)	24,254
17,000	Higo Bank Ltd. (The)	97,633
1,800	Hikari Tsushin, Inc.	35,161
23,000	Hino Motors Ltd.	107,998
1,000	Hirose Electric Co. Ltd.	103,526
25,000	Hiroshima Bank Ltd. (The)	108,762
2,200	HIS Co. Ltd.	52,573

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Hisamitsu Pharmaceutical Co., Inc.	$83,066
22,000	Hitachi Cable Ltd.	52,329
2,300	Hitachi Capital Corp.	32,626
5,000	Hitachi Chemical Co. Ltd.	102,416
4,900	Hitachi Construction Machinery Co. Ltd.	118,725
2,400	Hitachi High-Technologies Corp.	50,017
2,600	Hitachi Koki Co. Ltd.	23,712
7,000	Hitachi Kokusai Electric, Inc.	57,974
6,000	Hitachi Metals Ltd.	78,531
1,200	Hitachi Transport System Ltd.	16,638
48,000	Hitachi Zosen Corp.	69,805
800	Hogy Medical Co. Ltd.	32,881
21,000	Hokkoku Bank Ltd. (The)	70,656
10,000	Hokuetsu Kishu Paper Co. Ltd.	55,706
1,700	Hokuto Corp.	37,859
2,000	Horiba Ltd.	59,921
2,600	Hoshizaki Electric Co. Ltd.	50,116
7,100	Hosiden Corp.	70,615
2,700	House Foods Corp.	44,057
2,700	Hulic Co. Ltd.	22,461
17,000	Hyakugo Bank Ltd. (The)	73,540
19,000	Hyakujushi Bank Ltd. (The)	70,483
1,800	IBJ Leasing Co. Ltd.	44,212
3,100	Iino Kaiun Kaisha Ltd.	14,709
2,400	Inaba Denki Sangyo Co. Ltd.	63,298
6,400	Inabata & Co. Ltd.	36,441
17,000	Iseki & Co. Ltd.*	38,341
25,000	Ishihara Sangyo Kaisha Ltd.*	29,579
7,100	IT Holdings Corp.	69,215
4,400	ITO EN Ltd.	77,599
3,900	ITOCHU Enex Co. Ltd.	21,101
2,200	ITOCHU Techno-Solutions Corp.	77,002
21,000	Itoham Foods, Inc.	82,820
21,000	Iwatani Corp.	68,585
13,000	Iyo Bank Ltd. (The)	108,145
4,800	Izumi Co. Ltd.	68,208
7,000	Izumiya Co. Ltd.	30,281
19,000	Jaccs Co. Ltd.	52,218
1,500	Jafco Co. Ltd.	37,990
3,100	Japan Airport Terminal Co. Ltd.	39,848
5,000	Japan Aviation Electronics Industry Ltd.	36,295
1,900	Japan Petroleum Exploration Co. Ltd.	92,494
14,000	Japan Radio Co. Ltd.	34,681
3,700	Japan Securities Finance Co. Ltd.	22,891
12,000	Japan Steel Works Ltd. (The)	96,130
6,000	Japan Wool Textile Co. Ltd. (The)	52,946
25,000	JFE Shoji Holdings, Inc.	109,380
11,000	J-Oil Mills, Inc.	30,774
5,000	Joshin Denki Co. Ltd.	48,003
24,000	Juroku Bank Ltd. (The)	73,946
7,500	JVC KENWOOD Holdings, Inc.*	38,544

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,100	Kadokawa Group Holdings, Inc.	$54,661
600	Kaga Electronics Co. Ltd.	6,781
3,400	Kagome Co. Ltd.	59,083
12,000	Kagoshima Bank Ltd. (The)	80,158
5,000	Kaken Pharmaceutical Co. Ltd.	64,518
11,000	Kamigumi Co. Ltd.	93,542
13,000	Kandenko Co. Ltd.	66,650
14,000	Kaneka Corp.	101,972
9,000	Kansai Paint Co. Ltd.	80,527
20,000	Kansai Urban Banking Corp.	35,741
6,500	Kanto Auto Works Ltd.	42,057
1,900	Kato Sangyo Co. Ltd.	31,893
8,000	Kayaba Industry Co. Ltd.	66,157
23,000	Keihan Electric Railway Co. Ltd.	95,243
1,900	Keihin Corp.	35,897
14,000	Keihin Electric Express Railway Co. Ltd.	96,969
13,000	Keisei Electric Railway Co. Ltd.	74,821
12,000	Keiyo Bank Ltd. (The)	58,713
121	Kenedix, Inc.*	21,892
7,600	Kewpie Corp.	90,762
10,000	Kikkoman Corp.	98,842
2,000	Kissei Pharmaceutical Co. Ltd.	37,639
6,400	Kitz Corp.	33,128
43,000	Kiyo Holdings, Inc.	60,944
1,200	Kobayashi Pharmaceutical Co. Ltd.	56,200
1,900	Kohnan Shoji Co. Ltd.	31,237
5,000	Koito Manufacturing Co. Ltd.	78,383
4,900	Kojima Co. Ltd.	29,349
8,800	Kokuyo Co. Ltd.	64,856
2,200	Komeri Co. Ltd.	59,731
3,500	Komori Corp.	33,085
5,200	Konami Corp.	102,283
1,700	Kose Corp.	44,333
2,200	K's Holdings Corp.	68,164
29,000	Kumagai Gumi Co. Ltd.*	31,809
19,000	Kurabo Industries Ltd.	33,954
15,000	KUREHA Corp.	74,501
3,100	Kurita Water Industries Ltd.	90,165
1,600	Kuroda Electric Co. Ltd.	17,727
1,800	Kyoei Steel Ltd.	31,568
15,000	Kyokuyo Co. Ltd.	29,579
4,000	KYORIN Holdings, Inc.	71,235
7,000	Kyowa Exeo Corp.	73,330
12,000	Kyowa Hakko Kirin Co. Ltd.	119,200
6,000	Kyudenko Corp.	35,568
59,600	Leopalace21 Corp.*	83,736
2,200	Lintec Corp.	63,988
15,000	Lion Corp.	78,568
2,000	Mabuchi Motor Co. Ltd.	98,471
23,000	Maeda Corp.	69,164
7,000	Maeda Road Construction Co. Ltd.	66,170

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,000	Makino Milling Machine Co. Ltd.*	$55,829
1,300	Mandom Corp.	34,190
15,000	Marudai Food Co. Ltd.	47,326
54,000	Maruha Nichiro Holdings, Inc.	79,862
3,300	Maruichi Steel Tube Ltd.	81,951
4,300	Marusan Securities Co. Ltd.	17,912
4,000	Matsui Securities Co. Ltd.	19,571
3,500	Matsumotokiyoshi Holdings Co. Ltd.	73,977
4,000	Max Co. Ltd.	49,100
4,900	Megmilk Snow Brand Co. Ltd.	75,487
13,000	Meidensha Corp.	55,275
1,800	Meitec Corp.*	34,607
3,600	Mikuni Coca-Cola Bottling Co. Ltd.	32,388
19,000	Minato Bank Ltd. (The)	35,359
2,000	Ministop Co. Ltd.	32,142
1,700	Miraca Holdings, Inc.	64,321
1,700	MISUMI Group, Inc.	42,720
6,000	Mitsuba Corp.*	45,995
6,000	Mitsubishi Logistics Corp.	66,182
43,000	Mitsubishi Paper Mills Ltd.*	43,456
13,000	Mitsubishi Steel Manufacturing Co. Ltd.	43,579
4,800	Mitsubishi Tanabe Pharma Corp.	78,975
1,640	Mitsubishi UFJ Lease & Finance Co. Ltd.	65,184
6,000	Mitsuboshi Belting Co. Ltd.	28,174
9,000	Mitsui Sugar Co. Ltd.	44,701
11,000	Mitsui-Soko Co. Ltd.	40,535
6,600	Mitsumi Electric Co. Ltd.	84,188
1,900	Miura Co. Ltd.	53,670
13,000	Miyazaki Bank Ltd. (The)	29,320
23,000	Mizuho Securities Co. Ltd.	58,109
35,000	Mizuho Trust & Banking Co. Ltd.*	29,332
10,000	Mizuno Corp.	42,889
6,000	Mochida Pharmaceutical Co. Ltd.	66,478
73	Monex Group, Inc.	14,431
4,900	Mori Seiki Co. Ltd.	62,805
18,000	Morinaga & Co. Ltd.	40,375
25,000	Morinaga Milk Industry Co. Ltd.	100,444
1,900	Mos Food Services, Inc.	34,890
2,000	Musashi Seimitsu Industry Co. Ltd.	47,843
2,300	Musashino Bank Ltd. (The)	72,368
1,600	Nabtesco Corp.	40,306
13,000	Nachi-Fujikoshi Corp.	72,098
7,300	Nagase & Co. Ltd.	91,947
3,300	Namura Shipbuilding Co. Ltd.	16,634
13,000	Nanto Bank Ltd. (The)	63,286
1,000	NEC Networks & System Integration Corp.	12,990
12	NET One Systems Co. Ltd.	21,504
6,000	NGK Spark Plug Co. Ltd.	83,190
11,000	NHK Spring Co. Ltd.	103,711
9,000	Nichias Corp.	54,351
2,300	Nichicon Corp.	35,149

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
25,000	Nichirei Corp.	$109,378
2,200	Nifco, Inc.	55,529
1,900	Nihon Kohden Corp.	40,253
3,000	Nihon Parkerizing Co. Ltd.	41,558
4,600	Nihon Unisys Ltd.	28,289
11,000	Nihon Yamamura Glass Co. Ltd.	30,232
4,000	Nikkiso Co. Ltd.	33,079
9,000	Nippo Corp.	71,765
8,000	Nippon Chemi-Con Corp.	41,213
7,000	Nippon Coke & Engineering Co. Ltd.	13,286
6,000	Nippon Denko Co. Ltd.	38,970
6,000	Nippon Densetsu Kogyo Co. Ltd.	57,530
18,000	Nippon Flour Mills Co. Ltd.	88,514
10,000	Nippon Kayaku Co. Ltd.	96,130
5,000	Nippon Konpo Unyu Soko Co. Ltd.	53,488
50,000	Nippon Light Metal Co. Ltd.*	101,060
10,000	Nippon Metal Industry Co. Ltd.*	11,215
13,000	Nippon Paint Co. Ltd.	90,843
3,000	Nippon Seiki Co. Ltd.	34,533
8,000	Nippon Shokubai Co. Ltd.	103,821
3,100	Nippon Signal Co. Ltd.	24,070
12,000	Nippon Soda Co. Ltd.	52,354
11,000	Nippon Steel Trading Co. Ltd.	31,316
23,400	Nippon Suisan Kaisha Ltd.	65,176
280	Nippon Television Network Corp.	39,685
4,000	Nippon Thompson Co. Ltd.	29,233
10,000	Nippon Yakin Kogyo Co. Ltd.*	23,416
1,500	Nipro Corp.	30,447
49,000	Nishimatsu Construction Co. Ltd.	73,675
32,000	Nishi-Nippon City Bank Ltd. (The)	89,919
22,000	Nishi-Nippon Railroad Co. Ltd.	94,898
6,600	Nissan Chemical Industries Ltd.	68,326
8,000	Nissan Shatai Co. Ltd.	59,551
4,000	Nissen Holdings Co. Ltd.	25,783
1,800	Nissha Printing Co. Ltd.	36,470
19,000	Nisshin Oillio Group Ltd. (The)	88,514
10,000	Nisshinbo Holdings, Inc.	98,472
2,800	Nissin Kogyo Co. Ltd.	47,069
850	Nitori Co. Ltd.	73,226
7,000	Nittetsu Mining Co. Ltd.	33,042
17,000	Nitto Boseki Co. Ltd.*	40,855
15,000	NOF Corp.	65,442
4,000	Nomura Real Estate Holdings, Inc.	61,129
8,000	Noritake Co. Ltd.	31,550
2,100	Noritz Corp.	36,363
1,000	Nsd Co. Ltd.	9,268
48	NTT Urban Development Corp.	39,517
240	OBIC Co. Ltd.	44,516
23,000	Ogaki Kyoritsu Bank Ltd. (The)	73,416
1,700	Oiles Corp.	32,684
12,000	Oita Bank Ltd. (The)	38,008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,000	Okamura Corp.	$45,255
10,000	Okasan Securities Group, Inc.	35,617
95,000	Oki Electric Industry Co. Ltd.*	77,274
2,100	Okinawa Electric Power Co., Inc. (The)	91,490
8,000	OKUMA Corp.*	74,834
19,000	Okumura Corp.	73,761
3,000	Okuwa Co. Ltd.	30,836
12,000	Onward Holdings Co. Ltd.	88,883
1,200	Oracle Corp. Japan	51,836
46,000	Orient Corp.*	55,558
1,300	Oriental Land Co. Ltd.	109,909
2,000	OSG Corp.	26,695
1,100	Otsuka Corp.	68,733
11,000	Pacific Metals Co. Ltd.	82,832
1,300	Paltac Corp.	21,790
8,000	PanaHome Corp.	53,143
3,900	Parco Co. Ltd.	33,213
4,000	Park24 Co. Ltd.	41,706
25,500	Penta-Ocean Construction Co. Ltd.	55,940
17,900	Pioneer Corp.*	75,006
11,000	Press Kogyo Co. Ltd.*	49,889
19,000	Rengo Co. Ltd.	113,100
1,500	Resorttrust, Inc.	18,209
1,300	Ricoh Leasing Co. Ltd.	28,935
8,000	Riken Corp.	31,353
1,300	Rinnai Corp.	85,397
2,200	Riso Kagaku Corp.	40,969
5,000	Rohto Pharmaceutical Co. Ltd.	50,715
3,200	Round One Corp.	19,325
17,000	Ryobi Ltd.*	65,578
5,000	Ryoden Trading Co. Ltd.	30,564
1,800	Ryohin Keikaku Co. Ltd.	82,746
3,100	Ryosan Co. Ltd.	71,674
2,500	Ryoyo Electro Corp.	25,604
14,000	Saibu Gas Co. Ltd.	33,646
1,700	Saizeriya Co. Ltd.	28,997
8,000	Sakai Chemical Industry Co. Ltd.	41,706
1,500	Sakata Seed Corp.	21,241
7,000	San-Ai Oil Co. Ltd.	37,528
15,000	Sanden Corp.	70,249
2,000	Sangetsu Co. Ltd.	45,748
12,000	San-in Godo Bank Ltd. (The)	88,440
12,000	Sanken Electric Co. Ltd.	63,742
10,000	Sanki Engineering Co. Ltd.	59,157
37,000	Sankyo-Tateyama Holdings, Inc.*	52,896
21,000	Sankyu, Inc.	96,019
2,500	Sanshin Electronics Co. Ltd.	20,859
2,400	Santen Pharmaceutical Co. Ltd.	92,433
23,000	Sanwa Holdings Corp.	74,550
5,000	Sanyo Chemical Industries Ltd.	40,486
9,000	Sanyo Shokai Ltd.	26,842

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,000	Sanyo Special Steel Co. Ltd.	$60,870
11,700	Sapporo Hokuyo Holdings, Inc.	51,622
24,000	Sapporo Holdings Ltd.	95,835
15,000	Seiko Holdings Corp.*	48,989
2,900	Seiren Co. Ltd.	19,336
4,000	Sekisui Jushi Corp.	41,410
12,000	Senko Co. Ltd.	35,642
36,300	Senshu Ikeda Holdings, Inc.	53,685
121,210	SFCG Co. Ltd.*	—
14,000	Shiga Bank Ltd. (The)	74,710
10,000	Shikoku Bank Ltd. (The)	29,825
2,000	Shima Seiki Manufacturing Ltd.	52,946
2,600	Shimachu Co. Ltd.	60,498
10,000	Shimadzu Corp.	86,147
800	Shimamura Co. Ltd.	74,637
2,100	Shimano, Inc.	112,066
3,200	Shin-Etsu Polymer Co. Ltd.	17,195
4,500	Shinko Electric Industries Co. Ltd.	45,810
1,400	Shinko Plantech Co. Ltd.	15,511
13,000	Shinmaywa Industries Ltd.	55,435
5,000	Shochiku Co. Ltd.	36,049
1,700	Shoei Co. Ltd./Chiyoda-Ku	15,630
6,100	Showa Corp.*	39,469
2,100	Sintokogio Ltd.	20,990
56	SKY Perfect JSAT Holdings, Inc.	22,327
6,000	Smk Corp.	26,103
4,600	Sohgo Security Services Co. Ltd.	52,497
3,900	Sony Financial Holdings, Inc.	72,050
20,000	Sotetsu Holdings, Inc.	54,720
1,500	Square Enix Holdings Co. Ltd.	24,809
1,700	Star Micronics Co. Ltd.	19,087
1,800	Sugi Holdings Co. Ltd.	43,081
5,100	Sumco Corp.*	97,299
18,000	Sumikin Bussan Corp.	41,484
900	Sumisho Computer Systems Corp.	12,667
12,000	Sumitomo Bakelite Co. Ltd.	76,756
39,000	Sumitomo Light Metal Industries Ltd.*	44,220
606	Sumitomo Mitsui Financial Group, Inc.	18,634
35,000	Sumitomo Osaka Cement Co. Ltd.	94,466
8,700	Sumitomo Rubber Industries Ltd.	97,036
14,000	Sumitomo Warehouse Co. Ltd. (The)	64,013
8,000	Suruga Bank Ltd.	66,552
20,000	SWCC Showa Holdings Co. Ltd.*	25,142
1,900	Tachi-S Co. Ltd.	31,753
12,000	Tadano Ltd.	63,446
4,000	Taihei Dengyo Kaisha Ltd.	35,987
2,000	Taikisha Ltd.	38,353
7,000	Taiyo Yuden Co. Ltd.	97,313
14,000	Takara Holdings, Inc.	67,809
7,000	Takara Standard Co. Ltd.	52,366
6,000	Takasago International Corp.	31,131

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,500	Takasago Thermal Engineering Co. Ltd.	$38,267
2,200	Takata Corp.	66,401
1,600	Tamron Co. Ltd.	34,982
16,000	Tekken Corp.	21,297
18	T-Gaia Corp.	31,013
4,000	THK Co. Ltd.	101,405
16,000	Toagosei Co. Ltd.	85,975
94,000	Tobishima Corp.*	33,596
3,800	Toc Co. Ltd.	15,502
7,000	Tochigi Bank Ltd. (The)	28,297
23,000	Toda Corp.	85,039
11,000	Toei Co. Ltd.	49,889
17,000	Toho Bank Ltd. (The)	41,693
5,200	Toho Co. Ltd.	78,058
8,300	Toho Holdings Co. Ltd.	85,311
9,000	Toho Zinc Co. Ltd.	48,583
13,000	Tokai Carbon Co. Ltd.	67,772
2,500	Tokai Rika Co. Ltd.	43,382
1,700	Tokai Rubber Industries Ltd.	20,553
22,000	Tokai Tokyo Financial Holdings, Inc.	65,345
24,000	Tokuyama Corp.	123,935
2,800	Tokyo Broadcasting System Holdings, Inc.	32,472
21,000	Tokyo Dome Corp.*	45,292
2,100	Tokyo Ohka Kogyo Co. Ltd.	44,231
1,900	Tokyo Seimitsu Co. Ltd.	36,951
8,400	Tokyo Steel Manufacturing Co. Ltd.	90,377
9,000	Tokyo Style Co. Ltd.	60,673
25,000	Tokyo Tatemono Co. Ltd.	89,659
2,100	Tokyo Tomin Bank Ltd. (The)	27,848
4,300	Tomy Co. Ltd.	36,990
2,700	Toppan Forms Co. Ltd.	21,529
20,000	Topy Industries Ltd.	52,255
6,000	Toshiba Machine Co. Ltd.	31,649
3,000	Toshiba Plant Systems & Services Corp.	33,793
17,000	Toshiba TEC Corp.	77,939
37,000	Toyo Construction Co. Ltd.	41,040
13,000	Toyo Engineering Corp.	52,071
15,000	Toyo Ink Manufacturing Co. Ltd.	75,610
5,000	Toyo Suisan Kaisha Ltd.	114,801
19,000	Toyo Tire & Rubber Co. Ltd.	46,130
51,000	Toyobo Co. Ltd.	80,454
3,500	Toyoda Gosei Co. Ltd.	76,134
3,400	Toyota Auto Body Co. Ltd.	59,586
5,600	Toyota Boshoku Corp.	86,823
2,800	transcosmos, Inc.	26,157
2,900	Trend Micro, Inc.	82,240
2,000	Trusco Nakayama Corp.	33,670
1,800	TS Tech Co. Ltd.	31,479
12,000	Tsubakimoto Chain Co.	63,298
5,300	Tsukuba Bank Ltd.*	15,350
2,100	Tsumura & Co.	65,091

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
800	Tsuruha Holdings, Inc.	$37,663
20	TV Asahi Corp.	30,392
500	UKC Holdings Corp.	5,361
1,900	Ulvac, Inc.	42,243
2,400	Unicharm Corp.	94,947
10,000	Uniden Corp.*	36,603
2,300	Unihair Co. Ltd.*	22,138
1,800	Unipres Corp.	38,245
42,000	Unitika Ltd.*	32,093
3,000	Ushio, Inc.	60,710
630	USS Co. Ltd.	48,217
1,700	Valor Co. Ltd.	18,039
4,500	VITAL KSK HOLDINGS, Inc.	37,602
5,000	Wacoal Holdings Corp.	64,826
2,000	Xebio Co. Ltd.	36,924
1,100	Yachiyo Bank Ltd. (The)	33,418
178	Yahoo! Japan Corp.	64,913
10,000	Yamagata Bank Ltd. (The)	48,558
14,000	Yamanashi Chuo Bank Ltd. (The)	61,942
2,700	Yamatake Corp.	68,748
2,200	Yamato Kogyo Co. Ltd.	72,339
9,000	Yamazaki Baking Co. Ltd.	115,355
4,800	Yamazen Corp.	27,390
7,000	Yaskawa Electric Corp.	81,353
14,000	Yodogawa Steel Works Ltd.	58,837
12,700	Yokogawa Electric Corp.	102,364
4,900	Yokohama Reito Co. Ltd.	33,093
1,700	Yorozu Corp.	34,402
9	Yoshinoya Holdings Co. Ltd.	10,926
14,000	Yuasa Trading Co. Ltd.*	19,842
2,800	Zensho Co. Ltd.	29,470
8,000	Zeon Corp.	71,777
		26,876,129
	Jersey Island—0.4%
7,735	Atrium European Real Estate Ltd.	53,017
22,139	Beazley PLC	48,337
7,545	Charter International PLC	103,321
622	Randgold Resources Ltd.	54,156
27,847	Regus PLC	52,114
		310,945
	Liechtenstein—0.1%
291	Liechtensteinische Landesbank AG	25,466
166	Verwaltungs- und Privat-Bank AG	21,867
		47,333
	Luxembourg—0.1%
14,607	Colt Group SA*	36,692
4,199	GAGFAH SA	38,188
404	RTL Group	41,956
		116,836

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Malaysia—0.0%
19,500	Parkson Retail Group Ltd.	$29,924
	Netherlands—1.5%
3,817	Aalberts Industries NV	96,722
1,370	AMG Advanced Metallurgical Group NV*	30,783
2,026	Arcadis NV	52,391
1,085	ASM International NV*	47,205
2,219	BinckBank N.V.	40,180
1,454	Eurocommercial Properties NV REIT	74,853
1,359	Grontmij NV CVA	30,606
2,672	Heijmans NV CVA*	90,581
1,272	Koninklijke Ten Cate NV	58,973
1,065	Koninklijke Vopak NV	51,130
14,235	Koninklijke Wessanen NV*	63,463
4,137	Mediq NV	89,303
2,115	Nieuwe Steen Investments Funds NV REIT	46,910
5,036	Ordina NV*	29,811
4,586	QIAGEN NV*	98,315
1,072	Sligro Food Group NV	39,920
1,030	TKH Group NV	32,235
4,007	TomTom NV*	36,317
635	Unit 4 NV	23,863
1,739	Vastned Offices/Industrial NV REIT	34,778
1,101	Vastned Retail NV REIT	84,531
4,762	Wavin NV*	85,344
		1,238,214
	New Zealand—0.5%
19,120	Air New Zealand Ltd.	17,137
33,570	AMP NZ Office Ltd.	22,227
32,361	Auckland International Airport Ltd.	58,008
10,211	Contact Energy Ltd.*	49,057
15,391	Fisher & Paykel Healthcare Corp. Ltd.	38,401
29,739	Goodman Property Trust REIT	21,852
18,603	Infratil Ltd.	28,540
42,231	Kiwi Income Property Trust REIT	35,122
8,900	Nuplex Industries Ltd.	23,427
27,134	Sky City Entertainment Group Ltd.	77,997
6,204	Sky Network Television Ltd.	29,205
		400,973
	Norway—1.2%
2,675	Aker ASA, Class A	81,694
3,739	Atea ASA	41,393
2,428	Austevoll Seafood ASA	18,677
2,534	Cermaq ASA*	52,237
11,489	DNO International ASA*	17,259
998	Fred. Olsen Energy ASA	46,099
84,016	Marine Harvest ASA	111,133
10,953	Norwegian Energy Co. As*	30,105
16,935	Norwegian Property ASA*	34,264

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,588	Prosafe SE	$69,831
20,388	Renewable Energy Corp. ASA	72,071
2,219	Schibsted ASA	66,794
26,615	Sevan Marine ASA*	18,837
3,282	Sparebanken 1 SMN	33,045
2,974	Sparebanken 1 SR Bank	31,931
1,451	Stolt-Nielsen Ltd.	35,174
3,346	Subsea 7 SA	88,136
2,059	TGS Nopec Geophysical Co. ASA	54,275
3,789	Tomra Systems ASA	32,545
2,589	Veidekke ASA	26,191
		961,691
	Portugal—0.7%
38,383	Banco BPI SA*	69,131
26,135	Banco Espirito Santo SA	110,274
16,412	Banif SGPS SA	17,044
10,251	CIMPOR-Cimentos de Portugal SGPS SA	70,947
5,157	Jeronimo Martins SGPS SA	84,772
13,980	Mota-Engil SGPS SA	37,126
10,215	Portucel Empresa Produtora de Pasta e Papel SA	38,312
3,495	Semapa-Sociedade de Investimento e Gestao SGPS SA	44,074
9,315	Sonae Industria SGPS SA*	20,591
12,223	Sonaecom SGPS SA*	28,198
14,482	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	82,204
		602,673
	Singapore—1.9%
30,000	Allgreen Properties Ltd.	28,963
58,000	Ascendas REIT	96,331
41,000	Ascott Residence Trust REIT	39,918
73,000	CapitaCommercial Trust REIT	86,005
15,000	CDL Hospitality Trusts REIT	24,790
21,000	Cosco Corp. Singapore Ltd.	38,143
9,000	Ezra Holdings Ltd.	12,150
48,000	Fortune REIT	23,915
42,000	Frasers Commercial Trust REIT	27,490
24,000	Keppel Land Ltd.	81,882
43,000	Lippo-Mapletree Indonesia Retail Trust REIT	19,701
20,000	M1 Ltd.	39,108
40,000	Mapletree Logistics Trust REIT	29,618
62,000	Neptune Orient Lines Ltd.	95,365
51,300	Olam International Ltd.	120,459
37,000	Raffles Education Corp. Ltd.*	20,131
19,000	SembCorp Marine Ltd.	88,140
11,000	SIA Engineering Co.	37,529
34,000	Singapore Airport Terminal Services Ltd.	71,769
18,000	Singapore Exchange Ltd.	114,870
55,000	Singapore Post Ltd.	52,199

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,000	SMRT Corp. Ltd.	$31,090
27,000	StarHub Ltd.	63,400
15,000	Straits Asia Resources Ltd.	36,204
86,000	Suntec REIT	106,950
26,000	UOL Group Ltd.	102,958
42,000	Wing Tai Holdings Ltd.	54,293
		1,543,371
	South Korea—7.3%
67	Amorepacific Corp.	67,522
4,800	Asiana Airlines*	42,596
2,475	Cheil Worldwide, Inc.	31,872
452	Cj Cheiljedang Corp.	104,812
1,607	CJ Corp.	121,164
2,216	Daeduck Electronics Co.	23,677
4,060	Daesang Corp.*	33,718
5,680	Daewoo Engineering & Construction Co. Ltd.*	60,423
1,920	Daewoo International Corp.	74,532
34,360	Daewoo Motor Sales*	60,919
4,930	Daewoo Securities Co. Ltd.	103,739
3,030	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	129,637
3,740	Daishin Securities Co. Ltd.	50,430
1,950	Daishin Securities Co. Ltd. (Preference)	16,322
324	Dong-A Pharmaceutical Co. Ltd., Class A	31,745
3,140	Dongbu Corp.*	19,602
2,000	Dongbu Hitek Co. Ltd.*	28,461
6,590	Dongbu Steel Co. Ltd.*	57,804
5,990	Doosan Engineering & Construction Co. Ltd.	28,618
2,900	Doosan Infracore Co. Ltd.*	80,101
1,940	Halla Climate Control Corp.*	39,645
1,179	Handsome Co. Ltd.	24,754
413	Hanil Cement Co. Ltd.	19,925
2,749	Hanjin Heavy Industries & Construction Co. Ltd.*	100,043
8,640	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	104,810
1,520	Hanjin Shipping Co. Ltd.	39,502
6,810	Hanjin Shipping Holdings Co. Ltd.	88,330
1,053	Hanjin Transportation Co. Ltd.	25,842
7,510	Hansol Paper Co.	57,745
3,061	Hanwha Chemical Corp.	136,247
3,039	Hanwha General Insurance Co. Ltd.*	25,295
3,262	Hanwha Securities Co.*	22,038
382	Hite Brewery Co. Ltd.	41,884
1,111	Hotel Shilla Co. Ltd.	27,318
1,260	Hyundai Hysco	51,204
4,070	Hyundai Marine & Fire Insurance Co. Ltd.	106,910
3,610	Hyundai Merchant Marine Co. Ltd.	110,154
8,500	Hyundai Securities Co.	107,474

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,823	Jeonbuk Bank	$20,941
337	KCC Corp.	113,995
2,990	Keangnam Enterprises Ltd.*	32,086
754	Kisco Corp.	23,218
910	Kolon Corp.	24,371
4,980	Kolon Engineering & Construction Co. Ltd.*	18,867
457	Korea Express Co. Ltd.*	44,990
2,340	Korea Investment Holdings Co. Ltd.	91,600
3,967	Korea Line Corp.*	22,396
366	Korea Zinc Co. Ltd.	144,126
5,939	Korean Reinsurance Co.	68,166
1,690	Kyeryong Construction Industrial Co. Ltd.	22,236
1,070	LG Fashion Corp.	33,149
401	LG Hausys Ltd.	29,785
127	LG Household & Health Care Ltd.	51,077
258	LG Innotek Co. Ltd.	26,001
16,650	LG Uplus Corp.	101,145
3,810	LIG Insurance Co. Ltd.	94,037
57	Lotte Chilsung Beverage Co. Ltd.	61,061
48	Lotte Confectionery Co. Ltd.	71,128
3,664	Meritz Finance Holdings Co. Ltd.*	17,823
8,755	Meritz Fire & Marine Insurance Co. Ltd.	100,487
587	Mirae Asset Securities Co. Ltd.	23,718
40	Namyang Dairy Products Co. Ltd.	30,122
99	Ncsoft Corp.	26,190
464	NHN Corp.*	92,008
271	Nong Shim Co. Ltd.	63,094
349	OCI Co. Ltd.	208,425
117	Orion Corp./Republic of South Korea	45,363
220	Ottogi Corp.	27,201
401	Pacific Corp.	78,954
1,190	Poongsan Corp.	45,195
890	S&t Daewoo Co. Ltd.	25,870
847	S1 Corp./Korea	41,336
471	Samchully Co. Ltd.	44,830
1,348	Samsung Card Co. Ltd.	66,919
493	Samsung Engineering Co. Ltd.	109,259
449	Samsung Fine Chemicals Co. Ltd.	33,225
1,168	Samsung Techwin Co. Ltd.	96,021
782	Samyang Corp.	60,566
1,520	Seah Besteel Corp.	78,011
1,896	SK Chemicals Co. Ltd.	133,754
750	SK Gas Co. Ltd.	35,553
9,510	SK Networks Co. Ltd.	105,159
630	SKC Co. Ltd.	36,155
4,070	Ssangyong Cement Industrial Co. Ltd.*	25,825
7,160	Ssangyong Motor Co.*	66,011
1,540	STX Engine Co. Ltd.*	41,674
10,680	STX Pan Ocean Co. Ltd.	86,504
75	Taekwang Industrial Co. Ltd.	106,168
6,270	Taeyoung Engineering & Construction	32,764

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,580	Taihan Electric Wire Co. Ltd.*	$65,514
11,520	Tong Yang Major Corp.*	20,156
13,720	Tong Yang Securities, Inc.	100,629
2,740	Woongjin Coway Co. Ltd.	91,534
1,470	Woongjin Thinkbig Co. Ltd.	23,662
5,380	Woori Investment & Securities Co. Ltd.	107,685
33	Young Poong Corp.	28,607
251	Yuhan Corp.	33,611
		5,846,771
	Spain—2.0%
2,362	Abengoa SA	78,846
2,468	Almirall SA	28,194
4,719	Antena 3 de Television SA	43,827
11,215	Banco de Valencia SA	45,423
7,894	Banco Espanol de Credito SA	73,971
3,218	Bolsas y Mercados Espanoles	109,162
4,060	Caja de Ahorros del Mediterraneo	29,153
99	Construcciones y Auxiliar de Ferrocarriles SA	60,440
930	Corporacion Financiera Alba SA	57,411
12,506	EDP Renovaveis SA*	96,480
6,072	Gestevision Telecinco SA*	68,347
3,686	Grifols SA	73,115
2,982	Grupo Catalana Occidente SA	78,395
9,275	Grupo Empresarial Ence SA*	38,942
26,281	Iberdrola Renovables SA	120,519
13,754	NH Hoteles SA*	116,209
665	Pescanova SA	27,723
24,230	Promotora de Informaciones SA, Class A*	68,659
855	Prosegur Cia de Seguridad SA	52,325
1,611	Red Electrica Corporacion SA	102,965
3,388	Sol Melia SA	44,233
785	Tecnicas Reunidas SA	49,357
7,523	Tubacex SA*	32,256
1,067	Viscofan SA	47,126
5,144	Zardoya Otis SA	87,764
		1,630,842
	Sweden—2.3%
1,832	AarhusKarlshamn AB	60,181
1,053	AF AB, Class B	23,497
545	Avanza Bank Holding AB	19,983
1,007	Axis Communications AB	25,729
3,805	Be Group AB*	28,408
3,833	Billerud AB	46,741
3,721	Bure Equity AB*	21,175
6,480	Castellum AB	100,736
2,406	Clas Ohlson AB, Class B	38,920
1,048	Elekta AB, Class B	47,885
21,565	Eniro AB*	81,932
7,572	Fabege AB	87,185
3,229	Gunnebo AB	22,875

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,773	Hakon Invest AB	$31,357
1,881	Haldex AB*	33,236
1,052	Hoganas AB, Class B*	43,809
5,017	Hufvudstaden AB, Class A	64,508
2,672	Intrum Justitia AB	40,563
2,689	JM AB	76,958
5,875	KappAhl AB	34,895
5,731	Klovern AB	31,187
10,587	Kungsleden AB	111,975
4,281	Lindab International AB*	57,247
3,524	Loomis AB, Class B*	56,128
6,529	Lundin Petroleum AB*	99,494
10,599	Meda AB, Class A	112,454
722	Mekonomen AB	27,970
1,535	Modern Times Group AB, Class B	117,912
1,562	Nibe Industrier AB, Class B	26,692
17,502	Niscayah Group AB	36,006
8,045	Nobia AB*	64,334
2,339	Oresund Investment AB	42,881
50,278	PA Resources AB*	37,203
4,517	Rezidor Hotel Group AB*	32,675
1,039	Skistar AB	17,927
1,443	Wallenstam AB, Class B	47,163
1,049	Wihlborgs Fastigheter AB	31,675
		1,881,496
	Switzerland—3.0%
1,162	Actelion Ltd.*	68,172
1,121	AFG Arbonia-Forster Holding AG*	46,147
181	Allreal Holding AG	29,595
1,000	Bank Sarasin & Cie AG, Class B	43,756
98	Banque Cantonale Vaudoise	59,977
67	Barry Callebaut AG*	63,763
555	Bb Biotech AG	41,795
633	BKW FMB Energie AG*	41,911
318	Bucher Industries AG	77,262
65	Burckhardt Compression Holding AG	20,788
458	Charles Voegele Holding AG*	36,521
226	Daetwyler Holding AG	22,068
328	Dufry Group*	42,716
1,671	EFG International AG	24,821
93	Emmi AG	23,024
450	Ems-Chemie Holding AG	92,440
88	Flughafen Zuerich AG	38,607
67	Forbo Holding AG	54,621
98	Galenica AG	64,547
188	Georg Fischer AG*	122,311
361	Huber & Suhner AG	26,728
95	Kaba Holding AG, Class B	42,279
1,673	Kudelski SA	30,534
127	Kuoni Reisen Holding AG, Class B	58,203

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,582	Logitech International SA*	$63,207
115	Mobimo Holding AG*	27,729
4,385	Nobel Biocare Holding AG	96,995
8,822	OC Oerlikon Corp. AG*	77,203
805	Panalpina Welttransport Holding AG*	108,452
129	Partners Group Holding AG	27,287
1,061	PSP Swiss Property AG*	96,149
191	Rieter Holding AG*	82,035
7,871	Schmolz + Bickenbach AG*	92,899
36	Sika AG	91,529
725	Sonova Holding AG	72,922
61	St. Galler Kantonalbank AG	34,049
118	Straumann Holding AG	30,721
953	Swiss Prime Site AG*	79,174
462	Valiant Holding	65,380
159	Valora Holding AG	54,101
17	Vetropack Holding AG	37,056
1,341	Vontobel Holding AG	54,431
13	Zehnder Group AG	40,866
		2,404,771
	United Kingdom—8.3%
29,348	Aberdeen Asset Management PLC	112,098
3,579	Admiral Group PLC	101,005
38,351	Aegis Group PLC	89,555
8,343	Afren PLC*	22,251
3,911	Aggreko PLC	116,573
6,006	ARM Holdings PLC	62,159
6,254	Ashmore Group PLC	38,919
32,306	Ashtead Group PLC	108,955
3,102	Autonomy Corp. PLC*	83,300
8,346	Babcock International Group PLC	89,162
22,006	BBA Aviation PLC	79,649
6,049	Berendsen PLC	52,415
5,405	Berkeley Group Holdings PLC (The)*	95,561
5,259	Big Yellow Group PLC REIT	29,157
15,568	Bodycote PLC	100,751
86,334	Booker Group PLC	86,401
9,047	Bovis Homes Group PLC	66,396
9,155	Brewin Dolphin Holdings PLC	26,265
13,965	Britvic PLC	95,385
9,616	Cairn Energy PLC*	72,479
14,549	Capital & Counties Properties PLC	40,817
2,047	Carpetright PLC	23,678
20,319	Chaucer Holdings PLC	18,725
4,149	Chemring Group PLC	46,366
4,435	Computacenter PLC	34,124
2,210	Croda International PLC	69,338
7,087	CSR PLC*	44,151
10,775	Daily Mail & General Trust PLC, Class A	89,699
11,154	Dairy Crest Group PLC	74,789

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,229	Derwent London PLC REIT	$66,587
4,458	Devro PLC	21,281
2,547	Domino Printing Sciences PLC	28,591
27,438	DS Smith PLC	99,265
15,518	Elementis PLC	42,966
38,709	F&C Asset Management PLC	51,361
6,925	Fenner PLC	44,793
8,540	Filtrona PLC	49,000
1,120	Forth Ports PLC	30,245
960	Fresnillo PLC	26,276
3,161	Galliford Try PLC	21,880
60,367	Game Group PLC	53,114
4,286	Gem Diamonds Ltd.*	20,546
31,000	Genting Singapore PLC*	55,038
1,366	Genus PLC	22,727
3,157	Go-Ahead Group PLC	74,457
12,156	Grainger PLC	23,317
7,902	Great Portland Estates PLC REIT	55,502
5,405	Greggs PLC	46,429
11,751	Halfords Group PLC	77,400
10,366	Halma PLC	64,578
44,481	Henderson Group PLC	120,415
2,082	Hikma Pharmaceuticals PLC	27,278
136,221	HMV Group PLC	24,425
2,122	Hochschild Mining PLC	21,590
6,452	Homeserve PLC	52,592
20,394	Howden Joinery Group PLC*	37,622
4,652	Hunting PLC	62,618
9,258	IG Group Holdings PLC	72,114
10,498	International Personal Finance PLC	64,350
17,334	Interserve PLC	81,243
2,736	Intertek Group PLC	96,975
5,269	Ite Group PLC	22,674
5,301	Jardine Lloyd Thompson Group PLC	62,202
8,007	JD Wetherspoon PLC	60,740
8,688	John Wood Group PLC	101,003
2,443	Keller Group PLC	26,833
2,193	Kier Group PLC	48,649
16,903	Laird PLC	39,640
6,246	London Stock Exchange Group PLC	90,793
42,224	Marston's PLC	76,343
15,276	McBride PLC	34,270
13,586	Melrose PLC	80,242
7,137	Michael Page International PLC	65,711
6,122	Micro Focus International PLC	37,935
6,636	Millennium & Copthorne Hotels PLC	58,497
11,610	Misys PLC*	61,116
21,888	Mitie Group PLC	77,251
11,271	Morgan Crucible Co. PLC	58,278
4,592	Mothercare PLC	32,161
10,460	N Brown Group PLC	52,933

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,066	Northumbrian Water Group PLC	$105,737
7,265	Pace PLC	19,522
19,543	Paragon Group of Cos. PLC	56,360
3,515	Petrofac Ltd.	88,529
2,304	Petropavlovsk PLC	34,318
12,119	Premier Farnell PLC	57,711
1,851	Premier Oil PLC*	61,748
5,537	PZ Cussons PLC	30,274
44,543	Qinetiq Group PLC*	89,823
14,633	Rank Group PLC	36,782
1,628	Rathbone Brothers PLC	31,635
14,915	Redrow PLC*	32,689
8,722	Restaurant Group PLC	48,735
3,983	Robert Wiseman Dairies PLC	20,927
1,433	Rotork PLC	40,991
9,911	RPS Group PLC	37,773
4,153	Salamander Energy PLC*	20,975
4,284	Savills PLC	28,689
13,555	Senior PLC	34,547
6,276	Shaftesbury PLC REIT	53,701
25,998	Shanks Group PLC	52,210
4,511	Soco International PLC*	29,337
2,991	Spectris PLC	73,984
1,776	Spirax-Sarco Engineering PLC	59,512
8,532	Spirent Communications PLC	20,777
11,450	Sports Direct International PLC*	38,502
5,748	St. James's Place PLC	34,026
3,284	Sthree PLC	23,981
6,800	SVG Capital PLC*	31,123
1,738	Synergy Health PLC	24,525
15,097	TalkTalk Telecom Group PLC	34,951
2,523	Telecity Group PLC*	22,114
22,927	Trinity Mirror PLC*	18,547
11,171	Tullett Prebon PLC	78,350
1,469	Ultra Electronics Holdings PLC	42,340
5,965	Unite Group PLC*	21,361
1,477	Victrex PLC	36,288
3,654	Weir Group PLC (The)	117,263
9,549	WH Smith PLC	74,858
9,211	Wincanton PLC	16,170
53,959	Workspace Group PLC REIT	26,100
5,838	WS Atkins PLC	75,952
34,997	Xchanging PLC*	46,699
6,872	Yule Catto & Co. PLC	25,045
		6,649,450
Total Common Stocks and Other Equity Interests	(Cost $73,961,490)	80,232,724

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Preferred Stocks—0.3%
	Germany—0.3%
330	Draegerwerk AG & Co. KGAA	$34,614
199	Fuchs Petrolub AG	32,638
390	Hugo Boss AG	38,766
964	Jungheinrich AG	44,365
2,442	ProSiebenSat.1 Media AG	70,050
868	Sixt AG	35,111
		255,544
	Hong Kong—0.0%
5,495	Fubon Bank Hong Kong Ltd.*	705
	Total Preferred Stocks (Cost $168,569)	256,249
	Rights—0.0%
	Austria—0.0%
24,553	Immofinanz AG, expiring 12/31/49*	—
	Spain—0.0%
11,215	Banco de Valencia SA, expiring 05/09/11*	881
	United Kingdom—0.0%
305,520	McBride PLC, expiring 05/16/11*	510
	Total Rights (Cost $0)	1,391
	Total Investments (Cost $74,130,059)—99.9%	80,490,364
	Other assets less liabilities—0.1%	86,475
	Net Assets—100.0%	$80,576,839

Investment Abbreviations:

CVA—Dutch Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Emerging Markets Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Financials	24.6
Energy	22.1
Materials	14.8
Information Technology	11.5
Telecommunication Services	10.5
Industrials	5.3
Consumer Staples	4.1
Utilities	3.7
Consumer Discretionary	3.0
Health Care	0.2
Other assets less liabilities	0.2

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—95.6%
	Brazil—13.3%
9,100	AES Tiete SA	$135,786
68,300	All America Latina Logistica SA*	562,762
279,049	Banco Bradesco SA	5,531,660
225,058	Banco do Brasil SA	4,135,149
99,484	Banco Santander Brasil SA	1,151,128
280,785	BM&FBOVESPA SA	2,108,253
25,291	Bradespar SA	655,228
139,289	Brasil Telecom SA	1,287,598
51,009	Braskem SA, Class A	737,780
77,000	BRF - Brasil Foods SA	1,561,638
24,900	CCR SA	773,326
231,710	Centrais Eletricas Brasileiras SA	3,769,872
15,735	Cia de Bebidas das Americas	423,061
20,464	Cia de Saneamento Basico do Estado de Sao Paulo	596,135
17,752	Cia Energetica de Minas Gerais	287,684
26,021	Cia Energetica de Sao Paulo, Class B	501,594
28,108	Cia Paranaense de Energia	762,520
153,882	Cia Siderurgica Nacional SA	2,402,786
52,900	Cyrela Brazil Realty SA Empreendimentos E Participacoes	560,648
17,247	EDP - Energias do Brasil SA	428,845
149,167	Embraer SA	1,180,704
31,655	Fibria Celulose SA	496,087
37,713	Gerdau SA	367,803
337,928	Itau Unibanco Holding SA	7,895,514
222,227	Itausa - Investimentos Itau SA	1,703,896

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
105,182	JBS SA	$355,756
104,100	Klabin SA	403,057
39,204	Light SA	661,002
153,570	Metalurgica Gerdau SA	2,211,431
36,800	Natura Cosmeticos SA	1,032,946
498,962	Petroleo Brasileiro SA	9,126,541
59,900	Redecard SA	870,567
55,875	Souza Cruz SA	635,872
50,400	Suzano Papel E Celulose SA	496,021
38,275	Tele Norte Leste Participacoes SA	819,570
22,343	Telecomunicacoes de Sao Paulo SA	595,188
17,435	Telemar Norte Leste SA, Class A	605,664
42,283	Tim Participacoes SA	228,768
45,454	Tractebel Energia SA	804,815
42,496	Ultrapar Participacoes SA	742,984
72,584	Usinas Siderurgicas de Minas Gerais SA	1,179,046
179,332	Usinas Siderurgicas de Minas Gerais SA, Class A	1,835,619
167,823	Vale SA	5,506,609
216,927	Vale SA, Class A	6,359,275
11,052	Vivo Participacoes SA	448,502
31,700	Weg SA	394,008
		75,330,698
	Chile—1.4%
3,702,372	Banco de Chile	555,416
5,547,248	Banco Santander Chile	490,623

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
72,682	Centros Comerciales Sudamericanos SA	$574,630
597,574	Empresa Nacional de Electricidad SA	1,132,825
23,617	Empresa Nacional de Telecomunicaciones SA	477,731
18,040	Empresas CMPC SA	1,002,231
65,597	Empresas Copec SA	1,273,690
4,122,529	Enersis SA	1,765,082
56,258	S.A.C.I. Falabella	614,588
		7,886,816
	China—10.1%
2,530,000	Agricultural Bank of China Ltd., Class H*	1,495,018
580,000	Aluminum Corp. of China Ltd., H-Shares	544,338
366,000	Angang Steel Co. Ltd., H-Shares	469,774
11,321,000	Bank of China Ltd., H-Shares	6,252,522
1,300,000	Bank of Communications Co. Ltd., H-Shares	1,377,388
1,352,000	China CITIC Bank Corp. Ltd., H-Shares	967,753
544,000	China Coal Energy Co., H-Shares	757,773
1,358,000	China Communications Construction Co. Ltd., H-Shares	1,253,522
10,888,000	China Construction Bank Corp., H-Shares	10,288,624
514,500	China COSCO Holdings Co. Ltd., H-Shares*	494,126
854,000	China Life Insurance Co. Ltd., H-Shares	3,034,451
379,700	China Merchants Bank Co. Ltd., H-Shares	977,651
602,600	China Minsheng Banking Corp. Ltd., H-Shares	577,961
180,600	China Pacific Insurance (Group) Co. Ltd., H-Shares	780,052
4,413,984	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,443,761
538,000	China Railway Construction Corp. Ltd., H-Shares	475,138
1,046,000	China Railway Group Ltd., H-Shares	560,194
493,500	China Shenhua Energy Co. Ltd., H-Shares	2,303,076
4,236,000	China Telecom Corp. Ltd., H-Shares	2,443,133
290,000	Dongfeng Motor Group Co. Ltd., H-Shares	452,495
386,000	Guangzhou Automobile Group Co. Ltd., Class H	435,813
986,000	Huaneng Power International, Inc., H-Shares	543,293
9,774,000	Industrial & Commercial Bank of China Ltd., H-Shares	8,267,055
3,766,000	PetroChina Co. Ltd., H-Shares	5,410,752
340,000	PICC Property & Casualty Co. Ltd., H-Shares*	436,840
137,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,494,912
168,000	Yanzhou Coal Mining Co. Ltd., H-Shares	655,338
		57,192,753

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Czech Republic—1.0%
49,736	CEZ AS	$2,853,843
2,927	Komercni Banka AS	772,466
59,722	Telefonica O2 Czech Republic AS	1,534,023
35,291	Unipetrol AS*	419,710
		5,580,042
	Hong Kong—4.2%
81,000	Beijing Enterprises Holdings Ltd.	430,152
116,000	China Merchants Holdings International Co. Ltd.	533,884
1,144,000	China Mobile Ltd.	10,515,681
434,000	China Overseas Land & Investment Ltd.	834,744
234,000	China Resources Enterprise Ltd.	942,917
320,000	China Resources Power Holdings Co. Ltd.	589,114
1,626,000	China Unicom (Hong Kong) Ltd.	3,307,431
264,000	Citic Pacific Ltd.	788,506
1,975,000	CNOOC Ltd.	4,871,646
109,000	Shanghai Industrial Holdings Ltd.	430,101
790,500	Sino-Ocean Land Holdings Ltd.	448,801
		23,692,977
	Hungary—1.1%
338,065	Magyar Telekom Telecommunications PLC	1,152,582
17,770	MOL Hungarian Oil and Gas PLC*	2,481,160
72,561	OTP Bank PLC*	2,571,511
		6,205,253
	India—6.5%
36,601	HDFC Bank Ltd. ADR	6,299,032
231,252	ICICI Bank Ltd. ADR	11,655,101
177,835	Infosys Technologies Ltd. ADR	11,591,285
271,883	Sterlite Industries (India) Ltd. ADR	4,445,287
108,332	Tata Motors Ltd. ADR	2,972,630
		36,963,335
	Indonesia—1.3%
292,539	PT Astra International Tbk	1,918,037
998,500	PT Bank Central Asia Tbk	862,786
1,483,500	PT Bank Rakyat Indonesia (Persero) Tbk	1,117,302
2,463,500	PT Bumi Resources Tbk	985,227
2,227,000	PT Telekomunikasi Indonesia Tbk	2,002,324
204,500	PT United Tractors Tbk	555,187
		7,440,863
	Malaysia—3.6%
257,400	AMMB Holdings Bhd	554,427
880,200	Axiata Group Bhd*	1,456,104
25,500	British American Tobacco Malaysia Bhd	413,234
529,800	CIMB Group Holdings Bhd	1,464,910
97,300	DiGi.Com Bhd	955,261
292,100	Genting Bhd	1,143,943

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
383,100	Genting Malaysia Bhd	$475,965
185,900	IJM Corp. Bhd	389,122
570,800	IOI Corp. Bhd	1,019,423
65,400	Kuala Lumpur Kepong Bhd	466,323
897,600	Malayan Banking Bhd	2,651,587
394,500	MISC Bhd	1,038,859
267,200	Petronas Chemicals Group Bhd*	652,213
128,000	Petronas Gas Bhd	486,590
260,700	PLUS Expressways Bhd	395,187
79,900	PPB Group Bhd	458,036
445,100	Public Bank Bhd	1,968,538
663,800	Sime Darby Bhd	2,021,430
426,300	Telekom Malaysia Bhd	574,253
371,700	Tenaga Nasional Bhd	754,192
181,100	UMW Holdings Bhd	429,822
639,600	YTL Power International Bhd	488,014
		20,257,433
	Mexico—5.1%
52,688	Alfa SAB de CV, Class A	781,731
1,812,000	America Movil SAB de CV, Series L	5,182,081
7,096,338	Cemex SAB de CV CPO	6,128,991
61,396	Coca-Cola Femsa SAB de CV, Series L	489,060
215,000	Empresas ICA SAB de CV*	529,483
325,592	Fomento Economico Mexicano SAB de CV	2,043,844
115,700	Grupo Aeroportuario del Pacifico SAB de CV, Class B	480,177
201,200	Grupo Bimbo SAB de CV, Series A	444,029
154,200	Grupo Carso SAB de CV, Series A1	597,973
280,700	Grupo Financiero Banorte SAB de CV, Class O	1,399,606
804,787	Grupo Mexico SAB de CV, Series B	2,781,721
86,276	Grupo Modelo SAB de CV, Series C	545,771
396,000	Grupo Televisa SA, Series CPO*	1,870,801
23,065	Industrias Penoles SAB de CV	896,039
65,900	Kimberly-Clark de Mexico SAB de CV, Class A	405,732
225,500	Minera Frisco SAB de CV, Series A1*	969,501
2,130,000	Telefonos de Mexico SAB de CV, Class L	1,994,797
510,200	Wal-Mart de Mexico SAB de CV, Series V	1,592,716
		29,134,053
	Poland—2.6%
18,101	Bank Pekao SA	1,188,070
33,876	Grupa Lotos SA*	607,110
32,902	KGHM Polska Miedz SA	2,423,901
141,385	Polska Grupa Energetyczna SA	1,277,318
201,012	Polski Koncern Naftowy Orlen*	4,193,121
343,520	Polskie Gornictwo Naftowe i Gazownictwo SA	504,071
95,494	Powszechna Kasa Oszczednosci Bank Polski SA	1,646,200

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,250	Powszechny Zaklad Ubezpieczen SA	$1,160,788
309,165	Telekomunikacja Polska SA	2,046,717
		15,047,296
	Russia—12.8%
155,470	Federal Hydrogenerating Co. JSC ADR*	807,667
1,597,024	Gazprom OAO ADR*	27,245,229
238,770	LUKOIL OAO ADR	16,642,269
59,652	Magnitogorsk Iron & Steel Works GDR	749,229
107,762	MMC Norilsk Nickel JSC ADR	3,001,172
99,402	Mobile TeleSystems OJSC ADR	2,102,352
6,453	NovaTek OAO GDR	906,647
27,251	Novolipetsk Steel OJSC GDR	1,039,898
314,268	Rosneft Oil Co. GDR	2,804,842
53,585	Severstal GDR	964,530
50,876	Sistema JSFC GDR	1,434,195
1,011,775	Surgutneftegas OJSC ADR	10,795,639
77,001	Tatneft GDR	3,471,975
107,360	VTB Bank OJSC GDR	694,619
		72,660,263
	South Africa—11.1%
85,343	ABSA Group Ltd.	1,761,352
174,901	African Bank Investments Ltd.	1,016,928
13,595	Anglo Platinum Ltd.	1,376,589
18,659	AngloGold Ashanti Ltd.	942,638
64,339	ArcelorMittal South Africa Ltd.	877,101
61,544	Aspen Pharmacare Holdings Ltd.	756,780
143,808	Aveng Ltd.	761,262
112,186	Barloworld Ltd.	1,268,803
84,898	Bidvest Group Ltd.	1,952,324
74,662	DataTec Ltd.	414,273
1,032,499	FirstRand Ltd.	3,238,315
36,624	Foschini Group Ltd. (The)	503,725
94,862	Gold Fields Ltd.	1,688,944
298,648	Growthpoint Properties Ltd.	826,052
53,928	Harmony Gold Mining Co. Ltd.	811,720
114,921	Impala Platinum Holdings Ltd.	3,576,975
66,314	Imperial Holdings Ltd.	1,187,817
79,011	Investec Ltd.	636,915
55,608	JD Group Ltd.	404,786
7,999	Kumba Iron Ore Ltd.	582,900
46,816	Liberty Holdings Ltd.	511,002
38,037	Massmart Holdings Ltd.	831,511
227,528	MMI Holdings Ltd.	587,196
52,419	Mondi Ltd.	502,529
243,045	MTN Group Ltd.	5,386,528
165,368	Murray & Roberts Holdings Ltd.	632,632
139,944	Nampak Ltd.	476,947
21,379	Naspers Ltd., Class N	1,281,987
64,652	Nedbank Group Ltd.	1,435,315
236,544	Netcare Ltd.	509,917

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
60,979	Pick n Pay Stores Ltd.	$393,523
140,560	Pretoria Portland Cement Co. Ltd.	533,459
79,745	Remgro Ltd.	1,378,637
58,408	Reunert Ltd.	552,407
128,226	RMB Holdings Ltd.	551,470
588,135	Sanlam Ltd.	2,514,252
178,178	Sappi Ltd.*	968,359
102,980	Sasol Ltd.	5,925,039
70,812	Shoprite Holdings Ltd.	1,112,619
35,000	Spar Group Ltd. (The)	518,050
355,984	Standard Bank Group Ltd.	5,567,924
365,772	Steinhoff International Holdings Ltd.*	1,404,851
281,620	Telkom SA Ltd.	1,635,287
24,454	Tiger Brands Ltd.	714,628
43,960	Truworths International Ltd.	506,989
71,739	Vodacom Group Ltd.	874,521
164,080	Woolworths Holdings Ltd.	746,022
		62,639,800
	Taiwan—17.8%
859,331	Acer, Inc.	1,608,329
783,539	Advanced Semiconductor Engineering, Inc.	911,076
614,200	Asia Cement Corp.	821,407
312,900	Asustek Computer, Inc.	2,818,870
3,603,000	AU Optronics Corp.*	2,887,332
1,276,450	Cathay Financial Holding Co. Ltd.	2,130,499
659,000	Chang Hwa Commercial Bank	575,275
755,000	Chimei Innolux Corp.*	775,076
2,496,750	China Development Financial Holding Corp.	1,046,179
3,129,175	China Steel Corp.	3,867,968
1,893,456	Chinatrust Financial Holding Co. Ltd.	1,735,539
1,502,768	Chunghwa Picture Tubes Ltd.*	201,499
1,040,000	Chunghwa Telecom Co. Ltd.	3,308,274
1,564,000	CMC Magnetics Corp.*	380,098
1,900,054	Compal Electronics, Inc.	2,152,932
269,000	Coretronic Corp.	411,411
252,000	Delta Electronics, Inc.	1,126,316
421,000	Evergreen Marine Corp. Taiwan Ltd.*	389,563
261,000	Far Eastern Department Stores Co. Ltd.	461,148
749,760	Far Eastern New Century Corp.	1,178,106
569,000	Far EasTone Telecommunications Co. Ltd.	863,280
1,092,525	First Financial Holding Co. Ltd.	1,012,851
830,000	Formosa Chemicals & Fibre Corp.	3,347,417
458,000	Formosa Petrochemical Corp.	1,607,242
1,042,000	Formosa Plastics Corp.	4,256,997
441,000	Formosa Taffeta Co. Ltd.	477,364
191,000	Foxconn Technology Co. Ltd.	913,700
1,261,867	Fubon Financial Holding Co. Ltd.	1,850,600
2,570,000	HannStar Display Corp.*	452,286
2,017,480	Hon Hai Precision Industry Co. Ltd.	7,643,437
71,124	HTC Corp.	3,228,563

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,226,765	Hua Nan Financial Holdings Co. Ltd.	$980,949
1,384,250	Inventec Co. Ltd.	744,363
884,000	King Yuan Electronics Co. Ltd.*	496,967
1,091,009	Lite-On Technology Corp.	1,380,976
557,000	Macronix International	365,648
211,091	MediaTek, Inc.	2,332,884
2,315,000	Mega Financial Holding Co. Ltd.	2,020,881
1,512,000	Nan Ya Plastics Corp.	4,635,494
127,000	Novatek Microelectronics Corp.	388,027
671,106	Pegatron Corp.*	707,698
1,277,740	Pou Chen Corp.	1,204,636
152,000	Powertech Technology, Inc.	551,984
131,000	President Chain Store Corp.	718,159
1,126,000	Quanta Computer, Inc.	2,221,450
1,538,788	Shin Kong Financial Holding Co. Ltd.*	674,330
930,000	Siliconware Precision Industries Co.	1,240,498
1,761,000	SinoPac Financial Holdings Co. Ltd.	836,273
292,000	Synnex Technology International Corp.	745,332
1,191,320	Taishin Financial Holding Co. Ltd.*	700,936
1,091,089	Taiwan Cement Corp.	1,598,240
874,100	Taiwan Cooperative Bank	732,524
381,000	Taiwan Mobile Co. Ltd.	983,149
4,472,000	Taiwan Semiconductor Manufacturing Co. Ltd.	11,430,431
1,750,556	Tatung Co. Ltd.*	877,158
627,000	Teco Electric & Machinery Co. Ltd.	443,345
254,000	Unimicron Technology Corp.	418,182
1,080,100	Uni-President Enterprises Corp.	1,553,857
4,083,000	United Microelectronics Corp.	2,117,169
1,185,000	Walsin Lihwa Corp.*	686,873
720,096	Wistron Corp.	1,294,933
269,000	WPG Holdings Ltd.	496,887
1,054,000	Yuanta Financial Holding Co. Ltd.	732,392
		100,753,259
	Thailand—1.5%
374,600	Advanced Info. Service PCL	1,160,821
73,200	Bangkok Bank PCL	416,884
2,598,900	IRPC PCL	539,805
150,200	Kasikornbank PCL	654,137
160,400	PTT Exploration & Production PCL	994,104
205,800	PTT PCL	2,585,427
54,800	Siam Cement PCL	760,040
210,500	Siam Commercial Bank PCL	818,024
236,200	Thai Oil PCL	668,640
		8,597,882
	Turkey—2.2%
227,266	Akbank TAS	1,181,846
689,625	Dogan Sirketler Grubu Holdings*	549,285
253,983	Eregli Demir ve Celik Fabrikalari TAS*	774,078
53,894	Eregli Demir ve Celik Fabrikalari TAS*	153,968

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
122,697	Haci Omer Sabanci Holding AS	$657,442
408,073	Koc Holding AS	2,197,306
43,830	Tupras Turkiye Petrol Rafine AS	1,425,272
254,918	Turk Hava Yollari AO*	753,436
130,669	Turk Telekomunikasyon AS	681,235
80,309	Turkcell Iletisim Hizmet AS	474,723
177,958	Turkiye Garanti Bankasi AS	923,088
58,645	Turkiye Halk Bankasi AS	507,640
337,152	Turkiye Is Bankasi, Class C	1,194,008
177,794	Turkiye Vakiflar Bankasi TAO, Class D	472,822
141,130	Yapi ve Kredi Bankasi AS*	444,994
		12,391,143
	Total Common Stocks and Other Equity Interests (Cost $443,734,871)	541,773,866
	Preferred Stocks—4.2%
	Brazil—4.2%
19,700	AES Tiete SA	325,015
24,948	Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,107,108
81,500	Cia de Bebidas das Americas	2,596,974
107,521	Cia Energetica de Minas Gerais	2,188,837
183,617	Gerdau SA	2,188,835
750,547	Petroleo Brasileiro SA	12,196,568
150,700	Tele Norte Leste Participacoes SA	2,518,852
107,523	Tim Participacoes SA	488,088
	Total Preferred Stocks (Cost $22,145,346)	23,610,277

Number of Shares		Value
	Rights—0.0%
	Brazil—0.0%
131	Cia Brasileira de Distribuicao Grupo Pao de Acucar, expiring 05/03/11*	$614
89	Tim Participacoes SA, expiring 05/12/11*	13
35	Tim Participacoes SA, expiring 05/12/11*	13
	Total Rights (Cost $0)	640
	Total Investments (Cost $465,880,217)—99.8%	565,384,783
	Other assets less liabilities—0.2%	1,025,292
	Net Assets—100.0%	$566,410,075

Investment Abbreviations:

ADR—American Depositary Receipt

CPO—Ordinary Participation Certificate

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Agriculture Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Agricultural Chemicals	47.2
Agricultural Operations	24.8
Chemicals - Diversified	13.8
Food - Miscellaneous/Diversified	5.3
Sugar	3.2
Investment Companies	2.6
Transportation - Services	1.2
Consumer Products - Miscellaneous	1.0
Alternative Waste Technologies	0.5
Food - Wholesale/Distribution	0.4
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Global Agriculture Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Australia—2.6%
79,307	GrainCorp Ltd.	$678,695
651,326	Incitec Pivot Ltd.	2,680,049
104,642	Nufarm Ltd.*	553,108
		3,911,852
	Brazil—1.7%
162,800	Cosan SA Industria e Comercio	2,490,284
	Canada—12.8%
63,184	Agrium, Inc.	5,710,765
208,778	Potash Corp. of Saskatchewan, Inc.	11,760,746
148,621	Viterra, Inc.	1,780,915
		19,252,426
	Chile—4.2%
105,252	Sociedad Quimica y Minera de Chile SA, Class B	6,361,573
	China—1.0%
1,844,000	China Bluechemical Ltd., H-Shares	1,500,345
	Denmark—1.7%
19,072	Danisco A/S	2,534,510
	Germany—5.6%
75,653	K+S AG	6,131,606
75,723	Suedzucker AG	2,339,536
		8,471,142
	Hong Kong—2.6%
1,334,960	Chaoda Modern Agriculture (Holdings) Ltd.	830,097
1,615,000	China Agri-Industries Holdings Ltd.	1,842,126

Number of Shares		Value
	Common Stocks (Continued)
2,808,000	Sinofert Holdings Ltd.*	$1,171,265
		3,843,488
	Indonesia—1.1%
629,500	PT Astra Agro Lestari Tbk	1,701,649
	Israel—7.6%
373,654	Israel Chemicals Ltd.	6,610,204
3,078	Israel Corp. Ltd. (The)	3,823,517
183,656	Makhteshim-Agan Industries Ltd.*	991,601
		11,425,322
	Malaysia—7.6%
303,300	Genting Plantations Bhd	819,176
2,669,500	IOI Corp. Bhd	4,767,608
426,800	Kuala Lumpur Kepong Bhd	3,043,220
474,100	PPB Group Bhd	2,717,832
		11,347,836
	Netherlands—0.7%
14,044	Nutreco NV	1,094,915
	Norway—4.5%
115,719	Yara International ASA	6,787,576
	Singapore—8.7%
4,853,760	Golden Agri-Resources Ltd.	2,640,827
2,405,000	Wilmar International Ltd.	10,369,687
		13,010,514
	South Africa—0.2%
16,850	Astral Foods Ltd.	343,283

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Agriculture Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Switzerland—8.3%
35,415	Syngenta AG*	$12,482,620
	Taiwan—0.9%
391,000	Taiwan Fertilizer Co. Ltd.	1,318,875
	United States—28.2%
158,981	Archer-Daniels-Midland Co.	5,885,477
57,896	Bunge Ltd.	4,367,674
28,512	CF Industries Holdings, Inc.	4,035,874
30,468	Corn Products International, Inc.	1,678,787
46,689	Darling International, Inc.*	754,961
23,773	Fresh Del Monte Produce, Inc.	644,486
30,043	Intrepid Potash, Inc.*	1,029,273
167,686	Monsanto Co.	11,409,355
147,607	Mosaic Co. (The)	11,049,860
26,433	Scotts Miracle-Gro Co. (The), Class A	1,492,672
		42,348,419
	Total Investments (Cost $133,624,650)—100.0%	150,226,629
	Other assets less liabilities—0.0%	15
	Net Assets—100.0%	$150,226,644

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Clean Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Energy - Alternate Sources	23.9
Power Conversion/Supply Equipment	13.9
Electronic Components - Semiconductors	11.3
Electric - Integrated	5.3
Batteries/Battery Systems	4.0
Building & Construction Products - Miscellaneous	3.5
Auto - Cars/Light Trucks	2.8
Diversified Manufacturing Operations	2.3
Auto/Truck Parts & Equipment - Original	2.2
Electric - Generation	1.9
Lighting Products & Systems	1.9
Electronic Measuring Instruments	1.9
Engineering/R&D Services	1.7
Independent Power Producer	1.7
Machinery Tools & Related Products	1.6
Sugar	1.6
Machinery - Electrical	1.5
Metal - Diversified	1.5
Semiconductor Equipment	1.5
Semiconductor Components - Integrated Circuits	1.4
Medical - Biomedical/Genetics	1.4
Building - Heavy Construction	1.4
Advanced Materials/Products	1.3
Filtration/Separation Products	1.2
Electronic Components - Miscellaneous	1.1
Miscellaneous Manufacturing	1.0
Electric - Distribution	0.9
Chemicals - Specialty	0.8
Computers - Integrated Systems	0.7
Superconductor Products & Systems	0.7
Instruments - Scientific	0.6
Instruments - Controls	0.4
Metal Processors & Fabricators	0.4
Chemicals - Fibers	0.4
Aerospace/Defense	0.3
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Global Clean Energy Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Austria—1.7%
80,310	Verbund AG	$3,636,991
	Belgium—0.4%
1,067,488	Hansen Transmissions International NV*	885,807

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Bermuda—1.7%
11,436,000	Apollo Solar Energy Technology Holdings Ltd.*	$809,748
26,540,000	China WindPower Group Ltd.*	2,767,573
		3,577,321

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Brazil—1.9%
1,493,200	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA*	$759,464
168,400	Cosan SA Industria e Comercio	2,575,945
51,700	Sao Martinho SA	795,435
		4,130,844
	Cayman Islands—6.5%
276,420	China Ming Yang Wind Power Group Ltd. ADS*	2,379,976
5,222,000	GCL Poly Energy Holdings Ltd.*	3,731,152
2,119,000	Neo-Neon Holdings Ltd.	777,480
105,396	Trina Solar Ltd. ADR*	3,002,732
4,793,000	Trony Solar Holdings Co. Ltd.*	3,011,206
1,810,000	Wasion Group Holdings Ltd.	943,728
		13,846,274
	China—11.6%
634,200	BYD Co. Ltd., H-Shares*	2,294,276
10,027,000	China Datang Corp. Renewable Power Co. Ltd., Class H*	2,917,377
1,761,000	China High Speed Transmission Equipment Group Co. Ltd.	2,330,589
2,778,000	China Longyuan Power Group Corp., H-Shares	2,853,963
9,758,000	China Suntien Green Energy Corp. Ltd., H-Shares*	3,002,423
448,380	JA Solar Holdings Co. Ltd. ADR*	3,080,371
328,610	Suntech Power Holdings Co. Ltd. ADR*	2,947,632
1,588,400	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares*	2,196,227
240,980	Yingli Green Energy Holding Co. Ltd. ADR*	3,019,479
		24,642,337
	Denmark—4.1%
17,622	Novozymes A/S, Class B	3,049,972
24,591	Rockwool International A/S, Class B	3,255,709
68,689	Vestas Wind Systems A/S*	2,443,296
		8,748,977
	Finland—1.3%
79,566	Fortum Oyj	2,745,707
	France—4.1%
54,975	EDF Energies Nouvelles SA	3,275,487
57,664	Saft Groupe SA	2,652,060
97,313	Sechilienne-Sidec	2,851,378
		8,778,925
	Germany—7.0%
51,752	Centrotherm Photovoltaics AG*	3,138,353
53,673	Elster Group SE ADR*	830,858

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
67,731	Nordex SE*	$682,097
25,297	Phoenix Solar AG	819,106
188,793	Q-Cells SE*	805,268
34,623	Roth & Rau AG*	1,189,653
25,876	SMA Solar Technology AG	3,089,982
31,095	Solar Millennium AG*	953,791
200,298	Solarworld AG	3,219,752
		14,728,860
	Ireland—1.5%
323,366	Kingspan Group PLC	3,166,323
	Italy—2.0%
1,394,181	Enel Green Power SpA*	4,140,951
	Japan—3.8%
363,000	GS Yuasa Corp.	2,469,510
769,000	Meidensha Corp.	3,269,719
37,900	NPC, Inc.	736,607
231,000	Takuma Co. Ltd.*	834,151
63,200	Tanaka Chemical Corp.	696,337
		8,006,324
	New Zealand—1.9%
818,138	Contact Energy Ltd.*	3,930,602
	Norway—1.5%
875,066	Renewable Energy Corp. ASA*	3,093,351
	Philippines—1.9%
25,480,050	Energy Development Corp.	4,017,527
	South Korea—1.4%
76,478	Seoul Semiconductor Co. Ltd.	2,287,239
17,669	Taewoong Co. Ltd.*	779,866
		3,067,105
	Spain—6.8%
83,278	Abengoa SA	2,779,903
25,434	Acciona SA	2,963,620
392,418	EDP Renovaveis SA*	3,027,396
285,159	Gamesa Corp. Tecnologica SA*	2,685,174
652,519	Iberdrola Renovables SA	2,992,327
		14,448,420
	Switzerland—2.1%
1,172	Gurit Holding AG*	909,584
70,072	Meyer Burger Technology AG*	3,489,681
		4,399,265
	Taiwan—1.6%
803,000	Epistar Corp.	2,660,918
328,825	Neo Solar Power Corp.*	733,695
		3,394,613

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Turkey—0.5%
499,296	Aydiner Enerji A.S.	$1,061,598
	United Kingdom—0.4%
937,976	PV Crystalox Solar PLC	844,829
	United States—34.3%
68,122	A.O. Smith Corp.	2,995,324
302,537	A123 Systems, Inc.*	1,827,323
183,270	Advanced Battery Technologies, Inc.*	315,224
24,279	Aerovironment, Inc.*	695,593
60,927	Ameresco, Inc., Class A*	981,534
116,132	American Superconductor Corp.*	1,376,164
89,596	Amyris, Inc.*	2,368,022
582,831	Broadwind Energy, Inc.*	961,671
156,356	Covanta Holding Corp.	2,684,633
65,358	Cree, Inc.*	2,662,685
90,829	Echelon Corp.*	863,784
225,848	Ener1, Inc.*	571,395
44,405	EnerNOC, Inc.*	795,294
19,463	First Solar, Inc.*	2,716,451
61,852	Fuel Systems Solutions, Inc.*	1,838,551
761,849	FuelCell Energy, Inc.*	1,302,762
42,499	Gevo, Inc.*	822,356
272,872	GT Solar International, Inc.*	3,047,980
90,976	International Rectifier Corp.*	3,144,131
55,285	Itron, Inc.*	3,009,163
70,805	Johnson Controls, Inc.	2,903,005
25,916	LSB Industries, Inc.*	1,045,711
39,997	Maxwell Technologies, Inc.*	713,147
226,796	MEMC Electronic Materials, Inc.*	2,682,997
43,056	Molycorp, Inc.*	3,156,005
142,602	Ormat Technologies, Inc.	3,550,790
41,620	Polypore International, Inc.*	2,570,867
76,077	Power Integrations, Inc.	3,068,946
348,132	Power-One, Inc.*	2,875,570
31,234	Rubicon Technology, Inc.*	890,481
167,258	STR Holdings, Inc.*	2,754,739
178,532	SunPower Corp., Class A*	3,886,642
128,847	Tesla Motors, Inc.*	3,556,177
58,265	Universal Display Corp.*	3,201,079
59,367	Zoltek Cos., Inc.*	762,866
		72,599,062
	Total Investments (Cost $193,632,855)—100.0%	211,892,013
	Other assets less liabilities—0.0%	48,393
	Net Assets—100.0%	$211,940,406

Investment Abbreviations:

ADR—American Depositary Receipt

ADS—American Depositary Shares

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Coal Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Coal	84.3
Non-Ferrous Metals	11.4
Diversified Minerals	4.3
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Global Coal Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—16.8%
101,627	Aquila Resources Ltd.*	$1,009,837
22,986	Coal & Allied Industries Ltd.	2,807,017
51,785	Energy Resources of Australia Ltd.	308,857
65,938	Extract Resources Ltd.*	482,024
225,404	New Hope Corp. Ltd.	1,208,688
211,076	Paladin Energy Ltd.*	762,271
133,997	Whitehaven Coal Ltd.	941,427
		7,520,121
	Bermuda—0.9%
1,794,000	Mongolia Energy Co. Ltd.*	422,656
	Canada—8.6%
94,502	Cameco Corp.	2,781,726
259,873	Uranium One, Inc.	1,079,095
		3,860,821
	China—19.5%
1,115,000	China Coal Energy Co. Ltd., H-Shares	1,553,157
820,500	China Shenhua Energy Co. Ltd., H-Shares	3,829,127
180,300	Inner Mongolia Yitai Coal Co. Ltd., Class B*	1,257,953
532,000	Yanzhou Coal Mining Co. Ltd., H-Shares	2,075,235
		8,715,472
	Indonesia—16.0%
6,784,000	PT Adaro Energy Tbk	1,742,737
5,227,000	PT Bumi Resources Tbk	2,090,434
307,000	PT Indo Tambangraya Megah	1,677,674
625,500	PT Tambang Batubara Bukit Asam Tbk	1,628,754
		7,139,599
	Singapore—1.7%
307,000	Straits Asia Resources Ltd.	740,970

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Thailand—4.1%
73,800	Banpu PCL	$1,844,382
	United States—32.4%
9,951	Alliance Resource Partners LP	819,564
32,711	Alpha Natural Resources, Inc.*	1,902,799
44,111	Arch Coal, Inc.	1,513,007
60,061	CONSOL Energy, Inc.	3,248,700
55,341	International Coal Group, Inc.*	610,411
28,088	Massey Energy Co.	1,916,725
24,790	Patriot Coal Corp.*	624,212
55,525	Peabody Energy Corp.	3,710,181
32,973	USEC, Inc.*	151,016
		14,496,615
	Total Investments (Cost $37,395,026)—100.0%	44,740,636
	Other assets less liabilities—0.0%	16,519
	Net Assets—100.0%	$44,757,155

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Gold and Precious Metals Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Gold Mining	69.7
Platinum	13.3
Silver Mining	12.2
Non-Ferrous Metals	3.4
Precious Metals	0.9
Diamonds/Precious Stones	0.3
Diversified Minerals	0.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—8.3%
20,374	Kingsgate Consolidated Ltd.	$173,019
114,117	Newcrest Mining Ltd.	5,176,442
63,639	Perseus Mining Ltd.*	204,055
49,001	St Barbara Ltd.*	119,046
		5,672,562
	Bermuda—0.6%
69,976	Aquarius Platinum Ltd.	401,738
	Canada—45.9%
25,511	Agnico-Eagle Mines Ltd.	1,772,340
41,447	Alacer Gold Corp.*	431,134
17,589	Alamos Gold, Inc.	294,370
24,495	Aurizon Mines Ltd.*	166,510
101,485	Barrick Gold Corp.	5,168,104
35,630	Centerra Gold, Inc.	660,893
14,787	Colossus Minerals, Inc.*	133,712
12,614	Detour Gold Corp.*	425,142
137,169	Eastern Platinum Ltd.*	166,248
82,818	Eldorado Gold Corp.	1,537,045
27,748	European Goldfields Ltd.*	384,849
17,307	Franco-Nevada Corp.	684,364
52,628	Gabriel Resources Ltd.*	400,458
24,883	Gammon Gold, Inc.*	271,422
107,666	Goldcorp, Inc.	6,001,428
39,058	Golden Star Resources Ltd.*	125,960
68,278	Great Basin Gold Ltd.*	180,616
12,322	Guyana Goldfields, Inc.*	121,421
12,713	Harry Winston Diamond Corp.*	215,713
56,582	IAMGOLD Corp.	1,172,965
170,472	Kinross Gold Corp.	2,694,925
57,321	Lake Shore Gold Corp.*	245,269

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,046	Minefinders Corp.*	$201,983
29,688	Nevsun Resources Ltd.*	192,737
60,288	New Gold, Inc.*	675,409
44,091	Northgate Minerals Corp.*	131,504
35,244	NovaGold Resources, Inc.*	452,413
57,682	Osisko Mining Corp.*	841,962
16,284	Pan American Silver Corp.	585,733
32,376	Rubicon Minerals Corp.*	167,536
6,240	Seabridge Gold, Inc.*	210,970
41,130	SEMAFO, Inc.*	348,512
12,066	Silver Standard Resources, Inc.*	418,498
53,294	Silver Wheaton Corp.	2,162,427
26,388	Silvercorp Metals, Inc.	358,199
112,013	Yamana Gold, Inc.	1,423,699
		31,426,470
	China—2.2%
220,500	Zhaojin Mining Industry Co. Ltd., H-Shares	1,020,518
606,000	Zijin Mining Group Co. Ltd., H-Shares	476,680
		1,497,198
	Jersey Islands—1.7%
13,748	Randgold Resources Ltd.*	1,196,998
	Mexico—3.4%
60,045	Industrias Penoles SAB de CV	2,332,653
	Russia—1.7%
60,330	Polymetal GDR*	1,154,716
	South Africa—18.9%
39,295	Anglo American Platinum Ltd.	3,978,893
54,833	AngloGold Ashanti Ltd.	2,770,119
106,395	Gold Fields Ltd.	1,894,281

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Gold and Precious Metals Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
64,773	Harmony Gold Mining Co. Ltd.	$974,958
90,051	Impala Platinum Holdings Ltd.	2,802,884
32,472	Mvelaphanda Resources Ltd.*	20,359
54,363	Northam Platinum Ltd.	357,347
27,121	Northam Platinum Ltd.	178,276
		12,977,117
	United Kingdom—7.4%
61,948	African Barrick Gold Ltd.	544,529
101,443	Fresnillo PLC	2,776,604
51,071	Hochschild Mining PLC	519,622
30,559	Lonmin PLC	831,845
28,378	Petropavlovsk PLC	422,685
		5,095,285
	United States—9.9%
13,444	Allied Nevada Gold Corp.*	578,899
13,491	Coeur d'Alene Mines Corp.*	427,800
42,166	Hecla Mining Co.*	396,782
73,743	Newmont Mining Corp.	4,322,077
8,128	Royal Gold, Inc.	495,645
15,434	Stillwater Mining Co.*	352,049
20,052	US Gold Corp.*	188,489
		6,761,741
	Total Common Stocks and Other Equity Interests (Cost $50,069,651)	68,516,478
	Money Market Fund—0.1%
48,346	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $48,346)	48,346
	Total Investments (Cost $50,117,997)—100.1%	68,564,824
	Liabilities in excess of other assets—(0.1)%	(61,333)
	Net Assets—100.0%	$68,503,491

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Nuclear Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Electric - Integrated	24.0
Engineering/R&D Services	12.1
Non-Ferrous Metals	10.5
Energy - Alternate Sources	7.9
Electric Products - Miscellaneous	7.4
Diversified Manufacturing Operations	7.3
Machinery - General Industrial	5.3
Metal - Copper	5.1
Electronic Components - Miscellaneous	4.5
Instruments - Scientific	3.4
Auto/Truck Parts & Equipment - Original	2.4
Consulting Services	2.4
Machinery - Pumps	1.7
Wire & Cable Products	1.1
Building - Heavy Construction	1.0
Transportation - Marine	0.7
Chemicals - Specialty	0.6
Machinery - Material Handling	0.6
Electronic Measuring Instruments	0.4
Aerospace/Defense - Equipment	0.4
Semiconductor Equipment	0.4
Environmental Monitoring and Detection	0.3
Metal Processors & Fabricators	0.2
Research and Development	0.1
Protection - Safety	0.1
Commercial Services	0.1
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—3.1%
37,652	Energy Resources of Australia Ltd.	$224,565
195,577	Paladin Energy Ltd.*	706,298
9,850	Silex Systems Ltd.*	43,656
		974,519
	Canada—11.4%
25,732	Cameco Corp.	757,438
188,115	Denison Mines Corp.*	436,163
185,395	Equinox Minerals Ltd.*	1,582,652
97,646	UEX Corp.*	100,851
159,485	Uranium One, Inc.	662,245
		3,539,349
	France—9.9%
52,196	Areva SA CI	2,409,871

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,543	Electricite de France SA	$655,469
		3,065,340
	Germany—5.7%
31,106	E.ON AG	1,065,116
7,602	RWE AG	496,867
3,612	SGL Carbon SE*	192,915
		1,754,898
	India—1.9%
15,758	Larsen & Toubro Ltd. GDR	587,931
	Japan—21.9%
134,000	Hitachi Ltd.	723,342
3,000	Hokkaido Electric Power Co., Inc.	54,314
3,400	Hokuriku Electric Power Co.	68,721

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Nuclear Energy Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
209,000	IHI Corp.	$525,462
24,000	Japan Steel Works Ltd. (The)	192,260
25,000	JGC Corp.	615,911
25,800	Kansai Electric Power Co., Inc. (The)	541,183
14,600	Kyushu Electric Power Co., Inc.	269,184
125,000	Mitsubishi Heavy Industries Ltd.	593,111
4,700	Shikoku Electric Power Co., Inc.	118,977
53,800	Sumitomo Electric Industries Ltd.	743,281
32,200	Tokyo Electric Power Co., Inc. (The)	168,659
266,000	Toshiba Corp.	1,399,828
3,000	Toshiba Plant Systems & Services Corp.	33,793
146,000	Toyo Engineering Corp.	584,792
16,300	Yokogawa Electric Corp.*	131,380
		6,764,198
	Netherlands—1.0%
7,461	Chicago Bridge & Iron Co. NV	302,469
	South Korea—3.7%
9,148	Doosan Heavy Industries and Construction Co. Ltd.	510,475
6,599	KEPCO Engineering & Construction, Inc.	431,045
8,630	Korea Electric Power Corp.*	206,157
		1,147,677
	Switzerland—0.1%
298	BKW FMB Energie AG*	19,730
	United Kingdom—1.1%
37,147	Serco Group PLC	350,380
	United States—40.2%
12,089	AMETEK, Inc.	556,578
3,535	Belden, Inc.	134,436
1,287	CIRCOR International, Inc.	58,468
11,156	Constellation Energy Group, Inc.	406,302
3,472	Curtiss-Wright Corp.	115,444
37,682	Duke Energy Corp.	702,769
16,449	Emerson Electric Co.	999,441
3,700	Entergy Corp.	257,964
22,840	Exelon Corp.	962,706
4,686	Federal Signal Corp.	31,630
13,898	FirstEnergy Corp.	555,364
4,217	Flowserve Corp.	533,957
7,899	Fluor Corp.	552,456
3,929	General Cable Corp.*	190,557
39,921	General Electric Co.	816,384
4,032	Kirby Corp.*	228,937
709	Landauer, Inc.	42,661
6,863	Lightbridge Corp.*	34,658
17,591	McDermott International, Inc.*	406,176
2,326	Mine Safety Appliances Co.	92,296

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,792	MKS Instruments, Inc.	$107,617
6,018	NextEra Energy, Inc.	340,438
11,586	Parker Hannifin Corp.	1,092,792
11,164	Progress Energy, Inc.	529,732
22,178	SAIC, Inc.*	385,897
13,645	Shaw Group, Inc. (The)*	530,791
3,782	SPX Corp.	326,954
1,457	Team, Inc.*	36,352
17,680	Thermo Fisher Scientific, Inc.*	1,060,623
75,842	USEC, Inc.*	347,356
		12,437,736
	Total Investments (Cost $30,769,030)—100.0%	30,944,227
	Other assets less liabilities—0.0%	10,657
	Net Assets—100.0%	$30,954,884

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Steel Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Steel - Producers	67.7
Metal - Iron	17.2
Diversified Minerals	8.0
Steel - Specialty	3.5
Metal Processors & Fabricators	1.7
Diversified Manufacturing Operations	1.0
Steel Pipe & Tube	0.5
Machinery - General Industrial	0.3
Other assets less liabilities	0.1

Schedule of Investments

PowerShares Global Steel Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—6.9%
12,439	Atlas Iron Ltd.*	$47,644
28,546	BlueScope Steel Ltd.	54,044
48,551	Fortescue Metals Group Ltd.	326,761
16,934	Mount Gibson Iron Ltd.*	34,840
20,879	OneSteel Ltd.	48,668
3,143	Sims Metal Management Ltd.	60,054
		572,011
	Austria—1.6%
2,637	Voestalpine AG	129,985
	Brazil—15.1%
20,500	Cia Siderurgica Nacional SA	320,097
8,900	Gerdau SA	86,799
9,100	MMX Mineracao e Metalicos SA*	57,855
7,900	Usinas Siderurgicas de Minas Gerais SA	128,327
20,200	Vale SA	662,802
		1,255,880
	Canada—0.8%
3,743	Consolidated Thompson Iron Mines Ltd.*	67,535
	Chile—1.5%
2,331	CAP SA	125,421
	China—1.3%
16,000	Angang Steel Co. Ltd., H-Shares	20,537
99,500	Fosun International	78,523
26,000	Maanshan Iron & Steel Co. Ltd., H-Shares	13,690
		112,750
	Finland—1.3%
2,856	Outokumpu Oyj	47,626

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,190	Rautaruukki Oyj	$56,891
		104,517
	Germany—5.4%
938	Salzgitter AG	73,769
8,049	ThyssenKrupp AG	370,963
		444,732
	Hong Kong—0.2%
128,000	Shougang Concord International Enterprises Co. Ltd.*	16,973
	Japan—13.8%
7,000	Daido Steel Co. Ltd.	39,771
6,000	Hitachi Metals Ltd.	78,531
9,600	JFE Holdings, Inc.	261,001
49,000	Kobe Steel Ltd.	120,175
1,500	Maruichi Steel Tube Ltd.	37,250
105,000	Nippon Steel Corp.	326,103
16,000	Nisshin Steel Co. Ltd.	31,550
3,000	Sanyo Special Steel Co. Ltd.	16,601
75,000	Sumitomo Metal Industries Ltd.	157,136
2,400	Tokyo Steel Manufacturing Co. Ltd.	25,822
1,100	Yamato Kogyo Co. Ltd.	36,169
3,000	Yodogawa Steel Works Ltd.	12,608
		1,142,717
	Luxembourg—9.6%
18,680	ArcelorMittal	688,407
3,127	Ternium SA ADR	105,130
		793,537
	Mexico—0.3%
6,700	Industrias CH SAB de CV, Series B*	26,505

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Steel Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Russia—9.3%
6,832	Evraz Group SA GDR*	$231,605
6,498	Mechel ADR	185,648
9,238	Novolipetsk Steel OJSC GDR	352,522
		769,775
	South Africa—5.3%
6,957	ArcelorMittal South Africa Ltd.	94,841
4,718	Kumba Iron Ore Ltd.	343,809
		438,650
	South Korea—9.6%
950	Dongkuk Steel Mill Co. Ltd.	37,764
1,335	Hyundai Steel Co.	169,421
1,345	POSCO	587,375
		794,560
	Spain—0.9%
3,890	Acerinox SA	78,286
	Sweden—1.1%
538	Hoganas AB, Class B*	22,404
3,756	SSAB AB, Class A	67,301
		89,705
	Taiwan—3.6%
210,738	China Steel Corp.	260,493
9,000	Feng Hsin Iron & Steel Co. Ltd.	16,404
15,495	Tung Ho Steel Enterprise Corp.	18,288
		295,185
	Turkey—1.2%
33,501	Eregli Demir ve Celik Fabrikalari TAS*	102,103
	United States—11.1%
1,721	AK Steel Holding Corp.	27,966
1,542	Allegheny Technologies, Inc.	111,024
688	Carpenter Technology Corp.	35,267
2,115	Cliffs Natural Resources, Inc.	198,218
1,785	Commercial Metals Co.	29,917
4,931	Nucor Corp.	231,560
1,164	Reliance Steel & Aluminum Co.	65,894
430	Schnitzer Steel Industries, Inc., Class A	26,690
3,400	Steel Dynamics, Inc.	61,846
2,243	United States Steel Corp.	107,013
1,157	Worthington Industries, Inc.	24,956
		920,351
	Total Investments (Cost $7,886,698)—99.9%	8,281,178
	Other assets less liabilities—0.1%	8,315
	Net Assets—100.0%	$8,289,493

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Water Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Water	21.3
Environmental Control	20.7
Machinery - Diversified	13.5
Miscellaneous Manufacturing	7.4
Electronics	7.1
Building Materials	5.6
Chemicals	4.8
Commercial Services	4.6
Metal Fabricate/Hardware	4.5
Engineering & Construction	4.4
Miscellaneous Manufacturing	4.1
Holding Companies - Diversified	2.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Global Water Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Brazil—2.0%
263,600	Cia de Saneamento Basico do Estado de Sao Paulo	$7,678,906
	Canada—6.0%
692,820	GLV, Inc., Class A*	5,622,294
552,798	Stantec, Inc.*	17,373,069
		22,995,363
	Finland—8.9%
997,134	Kemira Oyj	18,269,951
800,623	Uponor Oyj	15,643,386
		33,913,337
	France—9.3%
781,820	Suez Environnement Co.	18,048,174
514,969	Veolia Environnement	17,232,204
		35,280,378
	Germany—4.0%
16,908	KSB AG	15,092,218
	Hong Kong—2.0%
14,685,909	Guangdong Investment Ltd.	7,600,463
	Japan—12.3%
2,584,000	Ebara Corp.	14,490,017
546,388	Kurita Water Industries Ltd.	15,891,985
2,278,000	Organo Corp.	16,395,761
		46,777,763

Number of Shares		Value
	Common Stocks (Continued)
	Malaysia—1.7%
9,381,800	Puncak Niaga Holding Bhd	$6,619,839
	Netherlands—6.1%
652,599	Arcadis NV	16,875,657
358,380	Wavin NV*	6,422,848
		23,298,505
	Singapore—6.3%
9,413,000	Hyflux Ltd.	16,557,946
12,282,928	Sound Global Ltd.*	7,537,080
		24,095,026
	Switzerland—3.9%
64,019	Geberit AG	14,927,569
	United Kingdom—9.8%
2,259,397	Halma PLC	14,075,585
617,857	Severn Trent PLC	15,468,633
757,729	United Utilities Group PLC	7,981,243
		37,525,461
	United States—27.7%
257,765	American Water Works Co., Inc.	7,573,136
318,537	Aqua America, Inc.	7,183,009
236,349	Itron, Inc.*	12,864,476
234,250	ITT Corp.	13,537,308
583,682	Nalco Holding Co.	17,049,351
368,053	Pentair, Inc.	14,781,008
657,080	Tetra Tech, Inc.*	15,520,230

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Water Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
162,334	Valmont Industries, Inc.	$17,093,770
		105,602,288
	Total Investments (Cost $320,266,891)—100.0%	381,407,116
	Other assets less liabilities—0.0%	89,707
	Net Assets—100.0%	$381,496,823

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Wind Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Energy - Alternate Sources	56.3
Electrical Components & Equipment	26.2
Miscellaneous Manufacturing	6.1
Chemicals	4.3
Electric	4.2
Engineering & Construction	1.6
Building Materials	1.0
Machinery - Diversified	0.3
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Global Wind Energy Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—2.2%
1,280,164	Infigen Energy	$623,422
	Belgium—3.1%
1,085,828	Hansen Transmissions International NV*	901,026
	Bermuda—3.7%
10,160,000	China WindPower Group Ltd.*	1,059,478
	Canada—4.8%
131,710	Innergex Renewable Energy, Inc.	1,381,161
	Cayman Islands—3.3%
108,982	China Ming Yang Wind Power Group Ltd. ADS*	938,335
	China—13.7%
710,000	China High Speed Transmission Equipment Group Co. Ltd.	939,647
2,903,000	China Longyuan Power Group Corp., H-Shares	2,982,380
		3,922,027
	Denmark—9.6%
77,370	Vestas Wind Systems A/S*	2,752,083
	France—6.1%
23,365	EDF Energies Nouvelles SA	1,392,119
180,326	Theolia SA*	366,519
		1,758,638
	Germany—12.2%
12,490	E.ON AG	427,676
108,315	Nordex SE*	1,090,806
6,263	Repower Systems AG	1,332,907

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,302	RWE AG	$215,819
3,033	Siemens AG	441,966
		3,509,174
	Italy—10.9%
1,053,518	Enel Green Power SpA*	3,129,125
	Japan—0.4%
21,000	Mitsubishi Heavy Industries Ltd.	99,643
	Spain—18.3%
401	Acciona SA	46,725
163,553	EDP Renovaveis SA*	1,261,766
113,662	Gamesa Corp. Tecnologica SA*	1,070,288
625,310	Iberdrola Renovables SA	2,867,552
		5,246,331
	Switzerland—3.3%
14,755	ABB Ltd.*	405,722
681	Gurit Holding AG*	528,521
		934,243
	United Kingdom—0.6%
32,102	International Power PLC	177,018
	United States—7.8%
4,973	AES Corp. (The)*	65,842
40,895	American Superconductor Corp.*	484,606
173,409	Broadwind Energy, Inc.*	286,125
2,055	Edison International	80,700
19,216	General Electric Co.	392,967
2,656	NextEra Energy, Inc.	150,250
3,049	Xcel Energy, Inc.	74,182

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Wind Energy Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
55,723	Zoltek Cos., Inc.*	$716,041
		2,250,713
	Total Investments (Cost $28,350,086)—100.0%	28,682,417
	Other assets less liabilities—0.0%	7,917
	Net Assets—100.0%	$28,690,334

Investment Abbreviations:

ADS—American Depositary Shares

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares MENA Frontier Countries Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Banks	50.0
Telecommunications	15.8
Real Estate	11.8
Engineering & Construction	5.4
Commercial Services	3.5
Diversified Financial Services	2.1
Oil & Gas	2.0
Transportation	1.7
Holding Companies - Diversified	1.5
Electric	1.5
Building Materials	1.5
Airlines	1.0
Oil & Gas Services	0.9
Chemicals	0.4
Storage/Warehousing	0.4
Iron/Steel	0.4
Other assets less liabilities	0.1

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Egypt—17.3%
212,212	Commercial International Bank Egypt SAE	$978,451
10,451	Egyptian Co. For Mobile Services	251,548
102,914	Egyptian Financial Group-Hermes Holding SAE	302,668
235,260	Egyptian Kuwaiti Holding Co.	298,780
69,418	Ezz Steel*	93,616
30,190	National Societe Generale Bank SAE	187,831
32,903	Orascom Construction Industries	1,337,365
911,659	Orascom Telecom Holding SAE*	649,981
364,231	Talaat Moustafa Group*	221,099
122,771	Telecom Egypt	337,533
		4,658,872
	Jordan—7.3%
154,890	Arab Bank PLC	1,960,882
	Kuwait—20.3%
71,000	Agility DGS	109,927
75,000	Boubyan Bank KSC*	166,667
55,000	Boubyan Petrochemicals Co.	118,215
63,000	Burgan Bank SAK	126,230
140,000	Gulf Bank KSC*	290,710
173,514	Kuwait Finance House KSC	682,678
73,000	Kuwait Projects Co. (Holding) KSC	111,694

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
334,500	Mobile Telecommunications Co. KSC	$1,462,295
494,081	National Bank of Kuwait SAK	2,267,912
117,500	National Industries Group Holding*	119,854
		5,456,182
	Lebanon—2.7%
95,319	Banque Audi sal - Audi Saradar Group GDR	714,893
	Morocco—9.6%
5,540	Banque Centrale Populaire	285,230
51,317	Douja Promotion Groupe Addoha SA	632,094
1,866	Lafarge Ciments	391,585
63,634	Maroc Telecom	1,261,143
		2,570,052
	Oman—3.5%
350,481	Bank Muscat SAOG	702,691
89,544	Renaissance Services SAOG	243,947
		946,638
	Qatar—20.3%
36,365	Barwa Real Estate Co.	331,227
31,609	Doha Bank QSC	449,014
16,128	Gulf International Services QSC	128,510
108,321	Masraf Al Rayan*	686,921

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares MENA Frontier Countries Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,855	Qatar Electricity & Water Co.	$399,128
15,998	Qatar International Islamic Bank	207,475
40,150	Qatar Islamic Bank	888,055
43,234	Qatar National Bank SAQ	1,621,497
19,460	Qatar Navigation	457,159
6,599	Qatar Telecom (Qtel) QSC	285,573
		5,454,559
	United Arab Emirates—18.5%
1,344,997	Air Arabia	271,343
914,596	Aldar Properties PJSC*	380,978
2,252,074	Dana Gas PJSC*	416,937
1,381,836	DP World Ltd.	925,830
696,116	Dubai Financial Market*	259,646
1,785,385	Emaar Properties PJSC	1,599,215
360,750	National Bank of Abu Dhabi PJSC	1,104,938
		4,958,887
	Total Common Stocks and Other Equity Interests (Cost $25,844,117)	26,720,965
	Rights—0.4%
	Qatar—0.4%
10,808	Qatar National Bank, expiring 5/9/2011* (Cost $0)	108,392
	Total Investments (Cost $25,844,117)—99.9%	26,829,357
	Other assets less liabilities—0.1%	36,890
	Net Assets—100.0%	$26,866,247

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

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Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
ASSETS:
Investments, at value	$141,652,049	$325,003,013	$32,289,521	$248,253,739	$81,989,303
Cash	—	14,807	—	—	—
Foreign currencies, at value	169,648	67,649	130,116	205,707	52,027
Receivables:
Dividends and interest	843,345	438,198	172,107	663,213	105,337
Foreign tax reclaims	72,661	10,484	73,951	7,259	—
Investments sold	—	3,485,978	—	—	102,505
Shares sold	—	2,880,356	—	5,601,096	3,063,288
Prepaid expenses	—	—	—	—	—
Total Assets	142,737,703	331,900,485	32,665,695	254,731,014	85,312,460
LIABILITIES:
Due to custodian	619,886	—	290,914	579,743	83,378
Due to foreign custodian	—	—	—	—	—
Payables:
Investments purchased	153,553	7,040,889	31,489	4,983,161	3,106,475
Other payables				—
Accrued unitary management fees	89,910	226,972	19,258	136,841	49,424
Total Liabilities	863,349	7,267,861	341,661	5,699,745	3,239,277
NET ASSETS	$141,874,354	$324,632,624	$32,324,034	$249,031,269	$82,073,183
NET ASSETS CONSIST OF:
Shares of beneficial interest	$138,569,286	$296,687,239	$68,525,177	$196,929,770	$71,912,128
Undistributed net investment income (loss)	985,174	593,423	(166,932)	476,565	(618,514)
Undistributed net realized gain (loss)	(17,607,852)	(15,051,123)	(40,041,593)	5,955,648	(5,377,433)
Net unrealized appreciation	19,927,746	42,403,085	4,007,382	45,669,286	16,157,002
Net Assets	$141,874,354	$324,632,624	$32,324,034	$249,031,269	$82,073,183
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,000,000	16,850,000	1,650,000	4,450,000	1,350,000
Net asset value	$23.65	$19.27	$19.59	$55.96	$60.79
Share price	$23.79	$19.38	$19.61	$56.34	$61.04
Investments, at cost	$121,727,355	$282,599,631	$28,289,466	$202,590,018	$65,832,265
Foreign currencies, at cost	$169,213	$67,408	$129,977	$203,384	$51,818

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares Global Agriculture Portfolio
ASSETS:
Investments, at value	$277,080,049	$80,490,364	$565,384,783	$150,226,629
Cash	—	—	—	—
Foreign currencies, at value	100,602	81,033	224,920	302,940
Receivables:
Dividends and interest	1,014,009	535,194	1,271,090	137,381
Foreign tax reclaims	283,201	18,535	5,348	36,884
Investments sold	37,392	328,375	—	—
Shares sold	—	—	—	1,654,668
Prepaid expenses	—	—	—	—
Total Assets	278,515,253	81,453,501	566,886,141	152,358,502
LIABILITIES:
Due to custodian	707,464	419,142	84,046	287,762
Due to foreign custodian	—	—	—	—
Payables:
Investments purchased	—	409,532	—	1,756,347
Other payables
Accrued unitary management fees	159,499	47,988	392,020	87,749
Total Liabilities	866,963	876,662	476,066	2,131,858
NET ASSETS	$277,648,290	$80,576,839	$566,410,075	$150,226,644
NET ASSETS CONSIST OF:
Shares of beneficial interest	$254,919,984	$70,923,483	$479,330,627	$134,053,668
Undistributed net investment income (loss)	51,306	(364,648)	1,102,773	320,947
Undistributed net realized gain (loss)	(25,208,097)	3,645,287	(13,550,532)	(754,114)
Net unrealized appreciation	47,885,097	6,372,717	99,527,207	16,606,143
Net Assets	$277,648,290	$80,576,839	$566,410,075	$150,226,644
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,400,000	3,100,000	21,050,000	4,500,000
Net asset value	$43.38	$25.99	$26.91	$33.38
Share price	$43.72	$26.09	$27.05	$33.54
Investments, at cost	$229,244,803	$74,130,059	$465,880,217	$133,624,650
Foreign currencies, at cost	$102,364	$79,448	$223,856	$300,921

Statements of Assets and Liabilities (Continued)

April 30, 2011 (Unaudited)

	PowerShares Global Clean Energy Portfolio	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
ASSETS:
Investments, at value	$211,892,013	$44,740,636	$68,564,824	$30,944,227	$8,281,178	$381,407,116	$28,682,417	$26,829,357
Cash	—	—	—	—	—	—	—	—
Foreign currencies, at value	179,467	17,703	203	—	11,620	475,261	1,595	2,633
Receivables:
Dividends and interest	194,144	177,350	47,529	86,411	15,102	848,805	25,194	98,579
Foreign tax reclaims	122,542	3,645	—	44,352	2,107	374,378	19,725	—
Investments sold	—	—	—	—	—	—	—	762,769
Shares sold	—	—	—	—	—	—	—	—
Prepaid expenses	—	—	—	—	—	4,885	—	—
Total Assets	212,388,166	44,939,334	68,612,556	31,074,990	8,310,007	383,110,445	28,728,931	27,693,338
LIABILITIES:
Due to custodian	319,404	154,916	—	96,041	15,399	1,346,281	12,219	811,693
Due to foreign custodian	—	—	—	938	—	—	—	—
Payables:
Investments purchased	—	—	67,515	4,116	—	41,311	8,758	—
Other payables
Accrued unitary management fees	128,356	27,263	41,550	19,011	5,115	226,030	17,620	15,398
Total Liabilities	447,760	182,179	109,065	120,106	20,514	1,613,622	38,597	827,091
NET ASSETS	$211,940,406	$44,757,155	$68,503,491	$30,954,884	$8,289,493	$381,496,823	$28,690,334	$26,866,247
NET ASSETS CONSIST OF:
Shares of beneficial interest	$337,975,849	$37,411,612	$51,182,189	$43,800,469	$8,109,578	$446,375,353	$46,721,430	$44,887,193
Undistributed net investment income (loss)	(96,435)	(57,002)	(2,041,246)	(681,788)	42,138	1,371,345	(12,614)	742,171
Undistributed net realized gain (loss)	(144,220,905)	56,102	915,850	(12,344,930)	(257,050)	(127,469,095)	(18,352,892)	(19,797,858)
Net unrealized appreciation	18,281,897	7,346,443	18,446,698	181,133	394,827	61,219,220	334,410	1,034,741
Net Assets	$211,940,406	$44,757,155	$68,503,491	$30,954,884	$8,289,493	$381,496,823	$28,690,334	$26,866,247
Shares outstanding (unlimited amount authorized, $0.01 par value)	13,700,000	1,200,000	1,350,000	1,500,000	350,000	17,950,000	2,550,000	2,100,000
Net asset value	$15.47	$37.30	$50.74	$20.64	$23.68	$21.25	$11.25	$12.79
Share price	$15.49	$37.56	$50.98	$20.58	$23.72	$21.37	$11.28	$12.70
Investments, at cost	$193,632,855	$37,395,026	$50,117,997	$30,769,030	$7,886,698	$320,266,891	$28,350,086	$25,844,117
Foreign currencies, at cost	$176,074	$17,703	$191	$(938)	$11,619	$472,879	$1,599	$2,848

See Notes to Financial Statements.

	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
ASSETS:
Investments, at value	$8,281,178	$381,407,116	$28,682,417	$26,829,357
Cash	—	—	—	—
Foreign currencies, at value	11,620	475,261	1,595	2,633
Receivables:
Dividends and interest	15,102	848,805	25,194	98,579
Foreign tax reclaims	2,107	374,378	19,725	—
Investments sold	—	—	—	762,769
Shares sold	—	—	—	—
Prepaid expenses	—	4,885	—	—
Total Assets	8,310,007	383,110,445	28,728,931	27,693,338
LIABILITIES:
Due to custodian	15,399	1,346,281	12,219	811,693
Due to foreign custodian	—	—	—	—
Payables:
Investments purchased	—	41,311	8,758	—
Other payables
Accrued unitary management fees	5,115	226,030	17,620	15,398
Total Liabilities	20,514	1,613,622	38,597	827,091
NET ASSETS	$8,289,493	$381,496,823	$28,690,334	$26,866,247
NET ASSETS CONSIST OF:
Shares of beneficial interest	$8,109,578	$446,375,353	$46,721,430	$44,887,193
Undistributed net investment income (loss)	42,138	1,371,345	(12,614)	742,171
Undistributed net realized gain (loss)	(257,050)	(127,469,095)	(18,352,892)	(19,797,858)
Unrealized appreciation	394,827	61,219,220	334,410	1,034,741
Net Assets	$8,289,493	$381,496,823	$28,690,334	$26,866,247
Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	17,950,000	2,550,000	2,100,000
Net asset value	$23.68	$21.25	$11.25	$12.79
Share price	$23.72	$21.37	$11.28	$12.70
Investments, at cost	$7,886,698	$320,266,891	$28,350,086	$25,844,117
Foreign currencies, at cost	$11,619	$472,879	$1,599	$2,848

Statements of Operations

Six Months Ended April 30, 2011 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
INVESTMENT INCOME:
Dividend income	$1,702,747	$2,950,552	$406,477	$1,685,513	$945,456
Interest income	—	—	—	—	—
Foreign withholding tax	(83,595)	(253,516)	(26,460)	(131,114)	(43,340)
Total Income	1,619,152	2,697,036	380,017	1,554,399	902,116
EXPENSES:
Unitary management fees	509,757	1,528,219	119,997	728,702	236,662
Other expenses	—	—	—	—	—
Total Expenses	509,757	1,528,219	119,997	728,702	236,662
Net Investment Income (Loss)	1,109,395	1,168,817	260,020	825,697	665,454
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	171,449	(1,486,160)	246,607	(859,436)	1,126,458
In-kind redemptions	7,470,633	9,694,501	4,294,489	8,325,705	—
Foreign currencies	(94,690)	(1,086,286)	(13,005)	(215,200)	(55,335)
Net realized gain (loss)	7,547,392	7,122,055	4,528,091	7,251,069	1,071,123
Net change in unrealized appreciation (depreciation) on:
Investments	7,532,323	10,915,690	466,163	14,794,789	9,386,900
Foreign currencies	3,234	(264)	3,109	6,132	(150)
Net change in unrealized appreciation (depreciation)	7,535,557	10,915,426	469,272	14,800,921	9,386,750
Net realized and unrealized gain (loss)	15,082,949	18,037,481	4,997,363	22,051,990	10,457,873
Net increase (decrease) in net assets resulting from operations	$16,192,344	$19,206,298	$5,257,383	$22,877,687	$11,123,327

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares Global Agriculture Portfolio
INVESTMENT INCOME:
Dividend income	$3,534,818	$1,268,481	$3,985,674	$508,660
Interest income	—	—	—	—
Foreign withholding tax	(334,548)	(105,216)	(136,407)	(33,214)
Total Income	3,200,270	1,163,265	3,849,267	475,446
EXPENSES:
Unitary management fees	856,019	327,063	2,228,717	357,821
Other expenses	—	—	250	—
Total Expenses	856,019	327,063	2,228,967	357,821
Net Investment Income (Loss)	2,344,251	836,202	1,620,300	117,625
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(410,191)	1,317,251	3,103,002	(488,679)
In-kind redemptions	—	7,930,648	15,278,071	255,745
Foreign currencies	(69,761)	(31,118)	(1,326,634)	(41,363)
Net realized gain (loss)	(479,952)	9,216,781	17,054,439	(274,297)
Net change in unrealized appreciation (depreciation) on:
Investments	28,434,715	349,270	31,477,064	7,991,290
Foreign currencies	24,692	7,257	26,320	1,196
Net change in unrealized appreciation (depreciation)	28,459,407	356,527	31,503,384	7,992,486
Net realized and unrealized gain (loss)	27,979,455	9,573,308	48,557,823	7,718,189
Net increase (decrease) in net assets resulting from operations	$30,323,706	$10,409,510	$50,178,123	$7,835,814

Statements of Operations (Continued)

Six Months Ended April 30, 2011 (Unaudited)

	PowerShares Global Clean Energy Portfolio	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio
INVESTMENT INCOME:
Dividend income	$633,382	$380,972	$292,051	$602,284
Interest income	—	—	—	—
Foreign withholding tax	(76,533)	(38,348)	(12,828)	(61,130)
Total Income	556,849	342,624	279,223	541,154
EXPENSES:
Unitary management fees	609,835	118,577	237,581	134,672
Other expenses	—	—	—	—
Total Expenses	609,835	118,577	237,581	134,672
Net Investment Income (Loss)	(52,986)	224,047	41,642	406,482
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(13,677,915)	(107,681)	(41,815)	(489,301)
In-kind redemptions	4,292,199	378,017	381,805	2,875,223
Foreign currencies	(103,077)	(6,901)	(10,830)	(14,396)
Net realized gain (loss)	(9,488,793)	263,435	329,160	2,371,526
Net change in unrealized appreciation (depreciation) on:
Investments	27,650,363	3,295,199	6,750,991	(497,947)
Foreign currencies	11,431	754	(111)	1,568
Net change in unrealized appreciation (depreciation)	27,661,794	3,295,953	6,750,880	(496,379)
Net realized and unrealized gain (loss)	18,173,001	3,559,388	7,080,040	1,875,147
Net increase (decrease) in net assets resulting from operations	$18,120,015	$3,783,435	$7,121,682	$2,281,629

See Notes to Financial Statements.

	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
INVESTMENT INCOME:
Dividend income	$83,793	$3,050,307	$140,113	$804,535
Interest income	—	—	—	37,789
Foreign withholding tax	(5,981)	(203,781)	(10,638)	(50,838)
Total Income	77,812	2,846,526	129,475	791,486
EXPENSES:
Unitary management fees	30,209	1,288,194	99,497	81,224
Other expenses	—	716	—	—
Total Expenses	30,209	1,288,910	99,497	81,224
Net Investment Income (Loss)	47,603	1,557,616	29,978	710,262
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(33,820)	(3,826,053)	(2,894,320)	130,499
In-kind redemptions	386,348	4,919,230	497,749	—
Foreign currencies	(27,073)	(23,359)	(3,556)	(24,001)
Net realized gain (loss)	325,455	1,069,818	(2,400,127)	106,498
Net change in unrealized appreciation (depreciation) on:
Investments	244,684	44,851,632	5,029,974	(1,852,932)
Foreign currencies	104	40,543	545	6,366
Net change in unrealized appreciation (depreciation)	244,788	44,892,175	5,030,519	(1,846,566)
Net realized and unrealized gain (loss)	570,243	45,961,993	2,630,392	(1,740,068)
Net increase (decrease) in net assets resulting from operations	$617,846	$47,519,609	$2,660,370	$(1,029,806)

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio		PowerShares DWA Emerging Markets Technical Leaders Portfolio		PowerShares Dynamic Developed International Opportunities Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income (loss)	$1,109,395	$306,397	$1,168,817	$721,855	$260,020	$707,241
Net realized gain (loss)	7,547,392	568,542	7,122,055	3,818,106	4,528,091	5,485,944
Net change in unrealized appreciation (depreciation)	7,535,557	9,623,839	10,915,426	28,019,918	469,272	(3,177,446)
Net increase from payment by affiliate	—	16,695	—	—	—	—
Net increase (decrease) in net assets resulting from operations	16,192,344	10,515,473	19,206,298	32,559,879	5,257,383	3,015,739
Undistributed net investment income (loss) included in the price of units issued and redeemed	46,774	172,338	525,703	(2,516,092)	59,550	(147,078)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(246,180)	(584,810)	(1,308,252)	(204,594)	(925,281)	(1,004,418)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(246,180)	(584,810)	(1,308,252)	(204,594)	(925,281)	(1,004,418)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	63,290,881	76,586,786	132,631,675	302,090,243	18,040,135	21,687,304
Value of shares repurchased	(35,343,011)	(11,342,327)	(137,983,498)	(50,961,803)	(22,528,323)	(50,732,519)
Transaction fee	—	—	—	—	—	—
Net income equalization	(46,774)	(172,338)	(525,703)	2,516,092	(59,550)	147,078
Net increase (decrease) in net assets resulting from shares transactions	27,901,096	65,072,121	(5,877,526)	253,644,532	(4,547,738)	(28,898,137)
Increase (Decrease) in Net Assets	43,894,034	75,175,122	12,546,223	283,483,725	(156,086)	(27,033,894)
NET ASSETS:
Beginning of period	97,980,320	22,805,198	312,086,401	28,602,676	32,480,120	59,514,014
End of period	$141,874,354	$97,980,320	$324,632,624	$312,086,401	$32,324,034	$32,480,120
Undistributed net investment income (loss) at end of period	$985,174	$75,185	$593,423	$207,155	$(166,932)	$438,779
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,900,000	4,000,000	7,250,000	18,750,000	1,000,000	1,350,000
Shares repurchased	(1,600,000)	(600,000)	(7,850,000)	(3,450,000)	(1,250,000)	(3,250,000)
Shares outstanding, beginning of period	4,700,000	1,300,000	17,450,000	2,150,000	1,900,000	3,800,000
Shares outstanding, end of period	6,000,000	4,700,000	16,850,000	17,450,000	1,650,000	1,900,000

(a)  16% of the outstanding shares of the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio are owned by Invesco Ltd. and/or its wholly owned, indirect subsidiaries.

See Notes to Financial Statements.

	PowerShares Emerging Markets Infrastructure Portfolio		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income (loss)	$825,697	$1,629,733	$665,454	$945,066	$2,344,251	$3,031,642
Net realized gain (loss)	7,251,069	9,369,968	1,071,123	2,988,435	(479,952)	1,160,060
Net change in unrealized appreciation (depreciation)	14,800,921	18,001,805	9,386,750	2,528,964	28,459,407	5,168,742
Net increase from payment by affiliate	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	22,877,687	29,001,506	11,123,327	6,462,465	30,323,706	9,360,444
Undistributed net investment income (loss) included in the price of units issued and redeemed	119,806	69,180	(424,170)	(14,335)	408,599	461,378
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,253,929)	(1,216,842)	(858,112)	(1,592,021)	(4,222,669)	(3,194,626)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(1,253,929)	(1,216,842)	(858,112)	(1,592,021)	(4,222,669)	(3,194,626)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	88,211,032	57,472,598	27,848,007	9,245,486	68,223,988	51,545,839
Value of shares repurchased	(20,501,118)	(29,345,667)	—	(8,846,372)	—	(13,093,661)
Transaction fee	—	—	—	—	—	—
Net income equalization	(119,806)	(69,180)	424,170	14,335	(408,599)	(461,378)
Net increase (decrease) in net assets resulting from shares transactions	67,590,108	28,057,751	28,272,177	413,449	67,815,389	37,990,800
Increase (Decrease) in Net Assets	89,333,672	55,911,595	38,113,222	5,269,558	94,325,025	44,617,996
NET ASSETS:
Beginning of period	159,697,597	103,786,002	43,959,961	38,690,403	183,323,265	138,705,269
End of period	$249,031,269	$159,697,597	$82,073,183	$43,959,961	$277,648,290	$183,323,265
Undistributed net investment income (loss) at end of period	$476,565	$784,991	$(618,514)	$(1,686)	$51,306	$1,521,125
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,650,000	1,300,000	500,000	200,000	1,700,000	1,400,000
Shares repurchased	(400,000)	(700,000)	—	(200,000)	—	(400,000)
Shares outstanding, beginning of period	3,200,000	2,600,000	850,000	850,000	4,700,000	3,700,000
Shares outstanding, end of period	4,450,000	3,200,000	1,350,000	850,000	6,400,000	4,700,000 (a)

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		PowerShares FTSE RAFI Emerging Markets Portfolio		PowerShares Global Agriculture Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income (loss)	$836,202	$639,840	$1,620,300	$6,523,343	$117,625	$672,378
Net realized gain (loss)	9,216,781	1,539,298	17,054,439	21,871,612	(274,297)	1,652,081
Net change in unrealized appreciation (depreciation)	356,527	4,073,313	31,503,384	34,886,193	7,992,486	6,535,026
Net increase from payment by affiliate	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	10,409,510	6,252,451	50,178,123	63,281,148	7,835,814	8,859,485
Undistributed net investment income (loss) included in the price of units issued and redeemed	(376,316)	(329,899)	167,160	882,014	326,323	178,574
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,064,724)	(990,019)	(4,605,974)	(1,722,465)	(533,379)	(292,230)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(1,064,724)	(990,019)	(4,605,974)	(1,722,465)	(533,379)	(292,230)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	60,685,188	25,151,197	104,731,572	266,016,377	84,796,960	42,039,588
Value of shares repurchased	(49,219,476)	(2,137,288)	(81,135,696)	(5,446,480)	(1,508,368)	(15,623,429)
Transaction fee	—	—	—	—	—	—
Net income equalization	376,316	329,899	(167,160)	(882,014)	(326,323)	(178,574)
Net increase (decrease) in net assets resulting from shares transactions	11,842,028	23,343,808	23,428,716	259,687,883	82,962,269	26,237,585
Increase (Decrease) in Net Assets	20,810,498	28,276,341	69,168,025	322,128,580	90,591,027	34,983,414
NET ASSETS:
Beginning of period	59,766,341	31,490,000	497,242,050	175,113,470	59,635,617	24,652,203
End of period	$80,576,839	$59,766,341	$566,410,075	$497,242,050	$150,226,644	$59,635,617
Undistributed net investment income (loss) at end of period	$(364,648)	$240,190	$1,102,773	$3,921,287	$320,947	$410,378
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,500,000	1,200,000	4,200,000	11,850,000	2,600,000	1,550,000
Shares repurchased	(2,000,000)	(100,000)	(3,250,000)	(250,000)	(50,000)	(650,000)
Shares outstanding, beginning of period	2,600,000	1,500,000	20,100,000	8,500,000	1,950,000	1,050,000
Shares outstanding, end of period	3,100,000	2,600,000	21,050,000	20,100,000 (a)	4,500,000	1,950,000 (b)

(a)  20% of the outstanding shares of the PowerShares FTSE RAFI Emerging Markets Portfolio are owned by Invesco Ltd. and/or its wholly owned, indirect subsidiaries.

(b)  8% of the outstanding shares of the PowerShares Global Agriculture Portfolio and PowerShares Global Gold and Precious Metals Portfolio are owned by Invesco Ltd. and/or its wholly owned, indirect subsidiaries.

See Notes to Financial Statements.

	PowerShares Global Clean Energy Portfolio		PowerShares Global Coal Portfolio		PowerShares Global Gold and Precious Metals Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income (loss)	$(52,986)	$385,427	$224,047	$145,925	$41,642	$30,636
Net realized gain (loss)	(9,488,793)	(13,031,463)	263,435	1,795,614	329,160	2,112,721
Net change in unrealized appreciation (depreciation)	27,661,794	(8,693,055)	3,295,953	1,486,470	6,750,880	10,635,130
Net increase from payment by affiliate	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	18,120,015	(21,339,091)	3,783,435	3,428,009	7,121,682	12,778,487
Undistributed net investment income (loss) included in the price of units issued and redeemed	(43,502)	(39,100)	(33,105)	15,937	31,679	161,236
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(208,449)	(79,514)	(174,195)	(170,348)	(1,257,363)	(91,512)
Capital gains	—	—	(134,632)	—	(858,897)	(318)
Total distributions to shareholders	(208,449)	(79,514)	(308,827)	(170,348)	(2,116,260)	(91,830)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	52,197,945	29,473,889	23,904,226	11,828,940	12,556,946	20,591,451
Value of shares repurchased	(19,954,910)	(32,242,178)	(1,885,669)	(6,943,964)	(7,436,187)	(2,225,492)
Transaction fee	—	—	—	—	—	—
Net income equalization	43,502	39,100	33,105	(15,937)	(31,679)	(161,236)
Net increase (decrease) in net assets resulting from shares transactions	32,286,537	(2,729,189)	22,051,662	4,869,039	5,089,080	18,204,723
Increase (Decrease) in Net Assets	50,154,601	(24,186,894)	25,493,165	8,142,637	10,126,181	31,052,616
NET ASSETS:
Beginning of period	161,785,805	185,972,699	19,263,990	11,121,353	58,377,310	27,324,694
End of period	$211,940,406	$161,785,805	$44,757,155	$19,263,990	$68,503,491	$58,377,310
Undistributed net investment income (loss) at end of period	$(96,435)	$208,502	$(57,002)	$60,883	$(2,041,246)	$1,693
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,525,000	1,875,000	650,000	400,000	250,000	500,000
Shares repurchased	(1,425,000)	(2,250,000)	(50,000)	(250,000)	(150,000)	(50,000)
Shares outstanding, beginning of period	11,600,000	11,975,000	600,000	450,000	1,250,000	800,000
Shares outstanding, end of period	13,700,000	11,600,000	1,200,000	600,000	1,350,000	1,250,000 (b)

Statements of Changes in Net Assets (Continued)

	PowerShares Global Nuclear Energy Portfolio		PowerShares Global Steel Portfolio		PowerShares Global Water Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income (loss)	$406,482	$317,598	$47,603	$98,450	$1,557,616	$3,894,627
Net realized gain (loss)	2,371,526	(1,459,584)	325,455	(187,223)	1,069,818	8,681,725
Net change in unrealized appreciation (depreciation)	(496,379)	4,341,057	244,788	263,963	44,892,175	14,776,055
Net increase from payment by affiliate	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	2,281,629	3,199,071	617,846	175,190	47,519,609	27,352,407
Undistributed net investment income (loss) included in the price of units issued and redeemed	219,807	(20,434)	4,301	7,824	70,150	82,291
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,075,060)	(982,844)	(48,130)	(51,106)	(1,824,304)	(4,395,937)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(1,075,060)	(982,844)	(48,130)	(51,106)	(1,824,304)	(4,395,937)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,092,535	7,708,069	5,922,653	9,386,921	31,701,984	87,173,887
Value of shares repurchased	(12,045,703)	(5,337,150)	(3,543,453)	(7,018,501)	(18,055,772)	(68,398,858)
Transaction fee	—	—	—	—	—	—
Net income equalization	(219,807)	20,434	(4,301)	(7,824)	(70,150)	(82,291)
Net increase (decrease) in net assets resulting from shares transactions	(10,172,975)	2,391,353	2,374,899	2,360,596	13,576,062	18,692,738
Increase (Decrease) in Net Assets	(8,746,599)	4,587,146	2,948,916	2,492,504	59,341,517	41,731,499
NET ASSETS:
Beginning of period	39,701,483	35,114,337	5,340,577	2,848,073	322,155,306	280,423,807
End of period	$30,954,884	$39,701,483	$8,289,493	$5,340,577	$381,496,823	$322,155,306
Undistributed net investment income (loss) at end of period	$(681,788)	$(233,017)	$42,138	$38,364	$1,371,345	$1,567,883
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	400,000	250,000	450,000	1,600,000	4,800,000
Shares repurchased	(600,000)	(300,000)	(150,000)	(350,000)	(900,000)	(3,900,000)
Shares outstanding, beginning of period	2,000,000	1,900,000	250,000	150,000	17,250,000	16,350,000
Shares outstanding, end of period	1,500,000	2,000,000	350,000	250,000	17,950,000	17,250,000

(a)  6% of the outstanding shares of the PowerShares MENA Frontier Countries Portfolio are owned by Invesco Ltd. and/or its wholly owned, indirect subsidiaries.

See Notes to Financial Statements.

	PowerShares Global Wind Energy Portfolio		PowerShares MENA Frontier Countries Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income (loss)	$29,978	$21,576	$710,262	$423,357
Net realized gain (loss)	(2,400,127)	(6,078,849)	106,498	(3,288,171)
Net change in unrealized appreciation (depreciation)	5,030,519	(8,914,898)	(1,846,566)	2,736,207
Net increase from payment by affiliate	—	—	—	—
Net increase (decrease) in net assets resulting from operations	2,660,370	(14,972,171)	(1,029,806)	(128,607)
Undistributed net investment income (loss) included in the price of units issued and redeemed	3,623	3,169	58,489	86,508
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(46,224)	—	(346,599)	(207,955)
Capital gains	—	—	—	—
Total distributions to shareholders	(46,224)	—	(346,599)	(207,955)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,099,613	—	6,685,694	10,841,917
Value of shares repurchased	(2,505,640)	(2,103,779)	—	(6,287,017)
Transaction fee	—	—	—	85,645
Net income equalization	(3,623)	(3,169)	(58,489)	(86,508)
Net increase (decrease) in net assets resulting from shares transactions	(409,650)	(2,106,948)	6,627,205	4,554,037
Increase (Decrease) in Net Assets	2,208,119	(17,075,950)	5,309,289	4,303,983
NET ASSETS:
Beginning of period	26,482,215	43,558,165	21,556,958	17,252,975
End of period	$28,690,334	$26,482,215	$26,866,247	$21,556,958
Undistributed net investment income (loss) at end of period	$(12,614)	$9	$742,171	$320,019
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	—	525,000	825,000
Shares repurchased	(250,000)	(200,000)	—	(450,000)
Shares outstanding, beginning of period	2,600,000	2,800,000	1,575,000	1,200,000
Shares outstanding, end of period	2,550,000	2,600,000	2,100,000	1,575,000 (a)

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period December 27, 2007* through
	(unaudited)	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.85	$17.54		$13.29	$24.94
Net investment income**	0.20	0.16		0.25	0.42
Net realized and unrealized gain (loss) on investments	2.64	3.59		4.02	(11.79)
Total from investment operations	2.84	3.75		4.27	(11.37)
Distributions to shareholders from:
Net investment income	(0.04)	(0.44)		(0.02)	(0.10)
Return of capital	—	—		—	(0.18)
Total distributions	(0.04)	(0.44)		(0.02)	(0.28)
Net asset value at end of period	$23.65	$20.85		$17.54	$13.29
Share price at end of period***	$23.79	$20.94		$17.18	$12.84
NET ASSET VALUE TOTAL RETURN****	13.67%	21.82	%(a)	32.14%	(46.12	)%(b)
SHARE PRICE TOTAL RETURN****	13.84%	24.88%		33.97%	(47.93	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$141,874	$97,980		$22,805	$23,922
Ratio to average net assets of:
Expenses	0.80%†	0.80%		0.80%	0.80	%†
Net investment income	1.74%†	0.86%		1.75%	2.14	%†
Portfolio turnover rate ††	48%	107%		135%	205%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.09		$0.01	$0.11

PowerShares DWA Emerging Markets Technical Leaders Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period December 27, 2007* through
	(unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.88	$13.30	$9.24	$25.07
Net investment income**	0.06	0.13	0.08	0.39
Net realized and unrealized gain (loss) on investments	1.39	4.55	3.98	(16.16)
Total from investment operations	1.45	4.68	4.06	(15.77)
Distributions to shareholders from:
Net investment income	(0.06)	(0.10)	—	—
Return of capital	—	—	—	(0.06)
Total distributions	(0.06)	(0.10)	—	(0.06)
Net asset value at end of period	$19.27	$17.88	$13.30	$9.24
Share price at end of period***	$19.38	$17.99	$13.17	$9.45
NET ASSET VALUE TOTAL RETURN****	8.15%	35.43%	43.94%	(63.04	)%(c)
SHARE PRICE TOTAL RETURN****	8.10%	37.62%	39.36%	(62.20	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$324,633	$312,086	$28,603	$12,938
Ratio to average net assets of:
Expenses	0.90%†	0.90%	0.90%	0.90	%†
Net investment income	0.69%†	0.88%	0.79%	2.30	%†
Portfolio turnover rate ††	85%	128%	205%	223%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$(0.47)	$(0.05)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 21.76%.

(b)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

(c)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,				For the Period June 13, 2007* through
	(unaudited)	2010	2009		2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.09	$15.66	$11.32		$26.89	$24.84
Net investment income**	0.15	0.27	0.30		0.55	0.08
Net realized and unrealized gain (loss) on investments	2.84	1.47	4.17		(15.61)	2.01
Total from investment operations	2.99	1.74	4.47		(15.06)	2.09
Distributions to shareholders from:
Net investment income	(0.49)	(0.31)	(0.13)		(0.42)	(0.04)
Return of capital	—	—	—		(0.09)	—
Total distributions	(0.49)	(0.31)	(0.13)		(0.51)	(0.04)
Net asset value at end of period	$19.59	$17.09	$15.66		$11.32	$26.89
Share price at end of period***	$19.61	$17.03	$15.44		$11.27
NET ASSET VALUE TOTAL RETURN****	17.89%	11.33%	39.69%		(56.89)%	8.42%
SHARE PRICE TOTAL RETURN****	18.43%	12.51%	38.34%		(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$32,324	$32,480	$59,514		$46,416	$56,476
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%		0.75%	0.75%†
Net investment income	1.63%†	1.72%	2.49%		2.67%	0.96%†
Portfolio turnover rate ††	26%	125%	194%		194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$(0.06)	$(0.00	)(a)	$0.10	$0.06

PowerShares Emerging Markets Infrastructure Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period October 15, 2008* through
	(unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.91	$39.92	$20.20	$22.64
Net investment income**	0.22	0.53	0.56	0.06
Net realized and unrealized gain (loss) on investments	6.18	9.87	19.26	(2.50)
Total from investment operations	6.40	10.40	19.82	(2.44)
Distributions to shareholders from:
Net investment income	(0.35)	(0.41)	(0.10)	—
Net asset value at end of period	$55.96	$49.91	$39.92	$20.20
Share price at end of period***	$56.34	$50.04	$40.10	$20.20
NET ASSET VALUE TOTAL RETURN****	12.88%	26.23%	98.46%	(10.78	)%(b)
SHARE PRICE TOTAL RETURN****	13.35%	25.98%	99.35%	(10.78	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$249,031	$159,698	$103,786	$2,020
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income	0.85%†	1.22%	1.65%	6.64	%†
Portfolio turnover rate ††	7%	36%	38%	5%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.02	$0.42	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception October 16, 2008 (first day of trading on the exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period June 25, 2007* through
	(unaudited)	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$51.72	$45.52	$28.82	$63.10	$50.11
Net investment income**	0.63	1.08	1.19	1.85	0.51
Net realized and unrealized gain (loss) on investments	9.32	6.98	16.57	(34.33)	12.74
Total from investment operations	9.95	8.06	17.76	(32.48)	13.25
Distributions to shareholders from:
Net investment income	(0.88)	(1.86)	(1.06)	(1.65)	(0.26)
Return of capital	—	—	—	(0.15)	—
Total distributions	(0.88)	(1.86)	(1.06)	(1.80)	(0.26)
Net asset value at end of period	$60.79	$51.72	$45.52	$28.82	$63.10
Share price at end of period***	$61.04	$51.99	$45.28	$28.76
NET ASSET VALUE TOTAL RETURN****	19.50%	18.37%	63.18%	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN****	19.35%	19.59%	62.64%	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$82,073	$43,960	$38,690	$14,412	$12,633
Ratio to average net assets of:
Expenses	0.80%†	0.80%	0.80%	0.80%	0.80%†
Net investment income	2.25%†	2.33%	3.54%	3.78%	2.74%†
Portfolio turnover rate ††	19%	30%	42%	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.40)	$(0.02)	$0.22	$0.17	$—

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period June 25, 2007* through
	(unaudited)	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$39.00	$37.49	$27.86	$53.05	$49.37
Net investment income**	0.41	0.72	0.67	1.32	0.13
Net realized and unrealized gain (loss) on investments	4.77	1.60	9.55	(25.98)	3.56
Total from investment operations	5.18	2.32	10.22	(24.66)	3.69
Distributions to shareholders from:
Net investment income	(0.80)	(0.81)	(0.59)	(0.53)	(0.01)
Net asset value at end of period	$43.38	$39.00	$37.49	$27.86	$53.05
Share price at end of period***	$43.72	$39.43	$37.13	$28.41
NET ASSET VALUE TOTAL RETURN****	13.56%	6.37%	37.40%	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN****	13.17%	8.55%	33.43%	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$277,648	$183,323	$138,705	$58,509	$31,840
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75%	0.75%†
Net investment income	2.05%†	1.99%	2.21%	3.09%	0.85%†
Portfolio turnover rate ††	16%	21%	28%	31%	30%
Undistributed net investment income included in price of units issued and redeemed**#	$0.07	$0.11	$0.39	$0.27	$0.12

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the same price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period September 27, 2007* through
	(unaudited)	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.99	$20.99	$13.54	$26.47	$25.18
Net investment income**	0.24	0.32	0.28	0.45	0.01
Net realized and unrealized gain (loss) on investments	3.13	2.31	7.34	(13.07)	1.28
Total from investment operations	3.37	2.63	7.62	(12.62)	1.29
Distributions to shareholders from:
Net investment income	(0.37)	(0.63)	(0.17)	(0.31)	—
Net asset value at end of period	$25.99	$22.99	$20.99	$13.54	$26.47
Share price at end of period***	$26.09	$23.27	$20.79	$13.99
NET ASSET VALUE TOTAL RETURN****	14.84%	12.93%	56.70%	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN****	13.82%	15.40%	50.21%	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$80,577	$59,766	$31,490	$13,536	$5,294
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75%	0.75	%†
Net investment income	1.92%†	1.52%	1.74%	2.13%	0.36	%†
Portfolio turnover rate ††	64%	24%	41%	50%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.11)	$(0.16)	$0.05	$0.11	$—

PowerShares FTSE RAFI Emerging Markets Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period September 27, 2007* through
	(unaudited)	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.74	$20.60	$13.45	$27.94	$25.55
Net investment income**	0.08	0.48	0.26	0.51	0.01
Net realized and unrealized gain (loss) on investments	2.31	3.82	7.21	(14.74)	2.38
Total from investment operations	2.39	4.30	7.47	(14.23)	2.39
Distributions to shareholders from:
Net investment income	(0.22)	(0.16)	(0.32)	(0.26)	—
Net asset value at end of period	$26.91	$24.74	$20.60	$13.45	$27.94
Share price at end of period***	$27.05	$25.01	$20.57	$13.52
NET ASSET VALUE TOTAL RETURN****	9.74%	20.94%	56.48%	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN****	9.12%	22.43%	55.41%	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$566,410	$497,242	$175,113	$56,509	$27,942
Ratio to average net assets of:
Expenses	0.85%†	0.85%	0.85%	0.85%	0.85	%†
Net investment income	0.62%†	2.13%	1.52%	2.29%	0.56	%†
Portfolio turnover rate ††	17%	41%	52%	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.06	$(0.01)	$(0.06)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 0.5%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Agriculture Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period September 16, 2008* through
	(unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.58	$23.48	$16.60	$25.35
Net investment income**	0.06	0.33	0.17	—	(a)
Net realized and unrealized gain (loss) on investments	2.99	6.92	6.72	(8.75)
Total from investment operations	3.05	7.25	6.89	(8.75)
Distributions to shareholders from:
Net investment income	(0.25)	(0.15)	(0.01)	—
Net asset value at end of period	$33.38	$30.58	$23.48	$16.60
Share price at end of period***	$33.54	$30.68	$23.27	$16.69
NET ASSET VALUE TOTAL RETURN****	10.07%	30.99%	41.53%	(34.52	)%(b)
SHARE PRICE TOTAL RETURN****	10.24%	32.61%	39.50%	(34.16	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$150,227	$59,636	$24,652	$1,660
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income	0.25%†	1.25%	0.79%	0.13	%†
Portfolio turnover rate ††	6%	19%	33%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.16	$0.09	$0.21	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Clean Energy Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,				For the Period June 13, 2007* through
	(unaudited)	2010		2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.95	$15.53		$12.25	$30.95	$25.10
Net investment income (loss)**	(0.01)	0.03		0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.55	(1.60)		3.28	(18.72)	5.82
Total from investment operations	1.54	(1.57)		3.31	(18.70)	5.85
Distributions to shareholders from:
Net investment income	(0.02)	(0.01)		(0.03)	—	—
Net asset value at end of period	$15.47	$13.95		$15.53	$12.25	$30.95
Share price at end of period***	$15.49	$13.91		$15.39	$12.43
NET ASSET VALUE TOTAL RETURN****	11.05%	(10.14)%		27.10%	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN****	11.51%	(9.58)%		24.13%	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$211,940	$161,786		$185,973	$106,553	$95,963
Ratio to average net assets of:
Expenses	0.75%†	0.75%		0.75%	0.75%	0.75	%†
Net investment income (loss)	(0.07)%†	0.22%		0.23%	0.09%	(0.19	)%†
Portfolio turnover rate ††	31%	39%		62%	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.00	)(a)	$0.01	$0.02	$0.05

PowerShares Global Coal Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period September 16, 2008* through
	(unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.11	$24.71	$14.07	$24.40
Net investment income**	0.25	0.27	0.46	0.06
Net realized and unrealized gain (loss) on investments	5.17	7.44	10.43	(10.39)
Total from investment operations	5.42	7.71	10.89	(10.33)
Distributions to shareholders from:
Net investment income	(0.23)	(0.31)	(0.25)	—
Net asset value at end of period	$37.30	$32.11	$24.71	$14.07
Share price at end of period***	$37.56	$32.29	$24.48	$14.31
NET ASSET VALUE TOTAL RETURN****	17.51%	31.40%	79.17%	(42.34	)%(b)
SHARE PRICE TOTAL RETURN****	17.66%	33.38%	74.45%	(41.35	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$44,757	$19,264	$11,121	$1,407
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income	1.41%†	0.98%	2.30%	2.82	%†
Portfolio turnover rate ††	10%	30%	52%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$0.03	$(0.16)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Gold and Precious Metals Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period September 16, 2008* through
	(unaudited)	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$46.70	$34.16		$16.55	$25.17
Net investment income (loss)**	0.03	0.03		0.02	(0.01)
Net realized and unrealized gain (loss) on investments	4.94	12.60		17.59	(8.61)
Total from investment operations	4.97	12.63		17.61	(8.62)
Distributions to shareholders from:
Net investment income	(0.93)	(0.09)		—	—
Capital gains	—	(0.00	)(a)	—	—
Total distributions	(0.93)	(0.09)		—	—
Net asset value at end of period	$50.74	$46.70		$34.16	$16.55
Share price at end of period***	$50.98	$46.77		$34.31	$16.74
NET ASSET VALUE TOTAL RETURN****	12.17%	37.05%		106.41%	(34.25	)%(b)
SHARE PRICE TOTAL RETURN****	12.48%	36.65%		104.96%	(33.49	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$68,503	$58,377		$27,325	$1,655
Ratio to average net assets of:
Expenses	0.75%†	0.75%		0.75%	0.75	%†
Net investment income (loss)	0.13%†	0.07%		0.08%	(0.22	)%†
Portfolio turnover rate ††	3%	27%		29%	18%
Undistributed net investment income included in price of units issued and redeemed**#	$0.02	$0.15		$0.66	$—

PowerShares Global Nuclear Energy Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period April 1, 2008* through
	(unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.85	$18.48	$14.11	$24.87
Net investment income**	0.24	0.17	0.17	0.07
Net realized and unrealized gain (loss) on investments	1.16	1.72	4.28	(10.82)
Total from investment operations	1.40	1.89	4.45	(10.75)
Distributions to shareholders from:
Net investment income	(0.61)	(0.52)	(0.08)	(0.01)
Net asset value at end of period	$20.64	$19.85	$18.48	$14.11
Share price at end of period***	$20.58	$19.86	$18.29	$14.25
NET ASSET VALUE TOTAL RETURN****	7.09%	10.46%	31.67%	(43.25	)%(c)
SHARE PRICE TOTAL RETURN****	6.71%	11.65%	29.03%	(42.68	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,955	$39,701	$35,114	$26,802
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income	2.26%†	0.89%	1.03%	0.57	%†
Portfolio turnover rate ††	9%	31%	62%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.13	$(0.01)	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

(c)  The net asset value total return from Fund Inception April 3, 2008 (first day of trading on the exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Steel Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period September 16, 2008* through
	(unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.36	$18.99	$12.82	$24.58
Net investment income**	0.14	0.23	0.23	0.08
Net realized and unrealized gain (loss) on investments	2.37	2.25	5.94	(11.84)
Total from investment operations	2.51	2.48	6.17	(11.76)
Distributions to shareholders from:
Net investment income	(0.19)	(0.11)	—	—
Net asset value at end of period	$23.68	$21.36	$18.99	$12.82
Share price at end of period***	$23.72	$21.29	$19.04	$12.91
NET ASSET VALUE TOTAL RETURN****	11.78%	13.09%	48.13%	(47.84	)%(a)
SHARE PRICE TOTAL RETURN****	12.34%	12.42%	47.48%	(47.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,289	$5,341	$2,848	$1,282
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income	1.19%†	1.04%	1.45%	4.03	%†
Portfolio turnover rate ††	19%	46%	20%	280%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.02	$0.08	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Water Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period June 13, 2007* through
	(unaudited)	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.68	$17.15	$12.34	$26.79	$24.63
Net investment income (loss)**	0.09	0.22	0.25	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	2.58	1.56	4.78	(14.77)	2.19
Total from investment operations	2.67	1.78	5.03	(14.45)	2.16
Distributions to shareholders from:
Net investment income	(0.10)	(0.25)	(0.22)	—	—
Net asset value at end of period	$21.25	$18.68	$17.15	$12.34	$26.79
Share price at end of period***	$21.37	$18.69	$17.03	$12.14
NET ASSET VALUE TOTAL RETURN****	14.36%	10.47%	41.25%	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN****	14.94%	11.30%	42.58%	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$381,497	$322,155	$280,424	$197,517	$241,094
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75%	0.75%†
Net investment income (loss)	0.91%†	1.23%	1.82%	1.49%	(0.29)%†
Portfolio turnover rate ††	6%	27%	36%	54%	24%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.02	$0.01	$0.01

PowerShares Global Wind Energy Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period June 27, 2008* through
	(unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.19	$15.56	$10.08	$24.44
Net investment income (loss)**	0.01	0.01	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	1.07	(5.38)	5.51	(14.35)
Total from investment operations	1.08	(5.37)	5.53	(14.36)
Distribution to shareholders from:
Net investment income	(0.02)	—	(0.05)	—
Net asset value at end of period	$11.25	$10.19	$15.56	$10.08
Share price at end of period***	$11.28	$10.21	$15.41	$10.39
NET ASSET VALUE TOTAL RETURN****	10.59%	(34.51)%	55.02%	(58.76	)%(b)
SHARE PRICE TOTAL RETURN****	10.67%	(33.74)%	48.93%	(57.49	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,690	$26,482	$43,558	$14,107
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%	0.75	%†
Net investment income (loss)	0.23%†	0.06%	0.17%	(0.19	)%†
Portfolio turnover rate ††	28%	41%	86%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$(0.01)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception July 1, 2008 (first day of trading on the exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares MENA Frontier Countries Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period July 7, 2008* through
	(unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.69	$14.38	$14.98	$25.00
Net investment income (loss)**	0.40	0.35	0.29	(0.02)
Net realized and unrealized gain (loss) on investments	(1.08)	(0.90)	(0.93)	(10.00)
Total from investment operations	(0.68)	(0.55)	(0.64)	(10.02)
Distributions to shareholders from:
Net investment income	(0.22)	(0.21)	—	—
Transaction fees**	—	0.07	0.04	—
Net asset value at end of period	$12.79	$13.69	$14.38	$14.98
Share price at end of period***	$12.70	$13.74	$14.10	$15.13
NET ASSET VALUE TOTAL RETURN****	(5.08)%	(3.26)%	(4.00)%	(40.08	)%(a)
SHARE PRICE TOTAL RETURN****	(6.11)%	(0.96)%	(6.81)%	(39.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,866	$21,557	$17,253	$19,474
Ratio to average net assets of:
Expenses, after waivers	0.70%†	0.70%	0.70%	0.70	%†
Expenses, prior to waivers	0.70%†	0.95%	0.95%	0.95	%†
Net investment income (loss), after waivers	6.12%†	2.71%	2.33%	(0.32	)%†
Portfolio turnover rate ††	22%	139%	126%	70%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.07	$0.10	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 9, 2008 (first day of trading on the exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered forty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed Markets Technical Leaders Portfolio	"DWA Developed Markets Technical Leaders Portfolio"

PowerShares DWA Emerging Markets Technical Leaders Portfolio	"DWA Emerging Markets Technical Leaders Portfolio"

PowerShares Dynamic Developed International Opportunities Portfolio	"Dynamic Developed International Opportunities Portfolio"

PowerShares Emerging Markets Infrastructure Portfolio	"Emerging Markets Infrastructure Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	"FTSE RAFI Asia Pacific ex-Japan Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	"FTSE RAFI Developed Markets ex-U.S. Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"

PowerShares FTSE RAFI Emerging Markets Portfolio	"FTSE RAFI Emerging Markets Portfolio"

PowerShares Global Agriculture Portfolio	"Global Agriculture Portfolio"

PowerShares Global Clean Energy Portfolio	"Global Clean Energy Portfolio"

PowerShares Global Coal Portfolio	"Global Coal Portfolio"

PowerShares Global Gold and Precious Metals Portfolio	"Global Gold and Precious Metals Portfolio"

PowerShares Global Nuclear Energy Portfolio	"Global Nuclear Energy Portfolio"

PowerShares Global Steel Portfolio	"Global Steel Portfolio"

PowerShares Global Water Portfolio	"Global Water Portfolio"

PowerShares Global Wind Energy Portfolio	"Global Wind Energy Portfolio"

PowerShares MENA Frontier Countries Portfolio	"MENA Frontier Countries Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The Shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the following exchange:

Fund	Exchange
DWA Developed Markets Technical Leaders Portfolio	NYSE Arca, Inc.

DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca, Inc.

Dynamic Developed International Opportunities Portfolio	NYSE Arca, Inc.

Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Fund	Exchange
FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.

FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.

Global Agriculture Portfolio	NASDAQ Stock Market

Global Clean Energy Portfolio	NYSE Arca, Inc.

Global Coal Portfolio	NASDAQ Stock Market

Global Gold and Precious Metals Portfolio	NASDAQ Stock Market

Global Nuclear Energy Portfolio	NYSE Arca, Inc.

Global Steel Portfolio	NASDAQ Stock Market

Global Water Portfolio	NYSE Arca, Inc.

Global Wind Energy Portfolio	NASDAQ Stock Market

MENA Frontier Countries Portfolio	NASDAQ Stock Market

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in a specified index, except for MENA Frontier Countries Portfolio, which issues and redeems Creation Units principally for cash and partially in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally (before fees and expenses) to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index

Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex U.S. Index

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex U.S. Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index

Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Fund	Index
Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

Global Water Portfolio	Palisades Global Water Index

Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

With respect to each of FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and FTSE RAFI Emerging Markets Portfolio, each Fund's use of a representative sampling approach will result in the Funds holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Funds could result in a greater decline in net asset values than would be the case if the Funds held all of the securities in their respective Underlying Indices. To the extent the assets in the Funds are smaller, these risks will be greater.

Pursuant to the methodology of the Index Provider used to calculate and maintain the Underlying Index of the MENA Frontier Countries Portfolio, when a security in the Underlying Index reaches its limitation on foreign ownership, it will be removed from the Underlying Index that day. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

conditions or otherwise. Due to these factors, the variation between the Fund's annual return and the return of its Underlying Index may increase significantly.

Non-Diversified Fund Risk. Emerging Markets Infrastructure Portfolio, FTSE RAFI Emerging Markets Portfolio, Global Agriculture Portfolio, Global Coal Portfolio, Global Gold and Precious Metals Portfolio, Global Nuclear Energy Portfolio, Global Steel Portfolio, Global Water Portfolio, Global Wind Portfolio and MENA Frontier Countries Portfolio are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between a Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign, Frontier and Emerging Market Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of, and less reliable, financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Geographic Risk. Funds that are less diversified across geographic regions or countries, are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Cash Transaction Risk. With respect to MENA Frontier Countries Portfolio, unlike most exchange-traded funds ("ETFs"), the Fund currently effects creations and redemptions principally for cash and partially in-kind, rather than primarily in-kind, because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date, except with respect to Global Agriculture Portfolio, Global Coal Portfolio, Global Gold and Precious Metals Portfolio, Global Steel Portfolio, Global Wind Energy Portfolio and MENA Frontier Countries Portfolio, which are declared and paid annually. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed Markets Technical Leaders Portfolio	0.80%
DWA Emerging Markets Technical Leaders Portfolio	0.90%
Dynamic Developed International Opportunities Portfolio	0.75%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
FTSE RAFI Emerging Markets Portfolio	0.85%
Global Agriculture Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Coal Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Nuclear Energy Portfolio	0.75%
Global Steel Portfolio	0.75%
Global Water Portfolio	0.75%
Global Wind Energy Portfolio	0.75%
MENA Frontier Countries Portfolio	0.95%*

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

* The Adviser has voluntarily agreed to waive a portion of its unitary management fee until April 20, 2012. After giving effect to such waiver, the Fund's net unitary management fee is 0.70% of average daily net assets of the Fund. The fee waiver may be modified or terminated by the Adviser at its discretion after April 20, 2012.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

Dynamic Developed International Opportunities Portfolio	Quantitative Services Group, LLC

Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.

Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Global Coal Portfolio	The NASDAQ OMX Group, Inc.

Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.

Global Nuclear Energy Portfolio	WNA GLOBAL INDEXES, LLC

Global Steel Portfolio	The NASDAQ OMX Group, Inc.

Global Water Portfolio	Water Index Associates, LLC

Global Wind Energy Portfolio	The NASDAQ OMX Group, Inc.

MENA Frontier Countries Portfolio	The NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended April 30, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	$323,043,278	$1,743,043	$—	$324,786,321
Money Market Fund	216,692	—	—	216,692
Total	323,259,970	1,743,043	—	325,003,013
Emerging Markets Infrastructure Portfolio
Equity Securities	248,245,723	8,016	—	248,253,739
FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	81,747,272	242,031	—	81,989,303
FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	276,973,821	106,228	—	277,080,049
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	80,306,917	165,624	17,823	80,490,364
FTSE RAFI Emerging Markets Portfolio
Equity Securities	565,384,169	614	—	565,384,783

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Global Gold and Precious Metals Portfolio
Equity Securities	$68,338,202	$178,276	$—	$68,516,478
Money Market Fund	48,346	—	—	48,346
Total	68,386,548	178,276	—	68,564,824
MENA Frontier Countries Portfolio
Equity Securities	26,720,965	108,392	—	26,829,357

Note 5. Distributions to Shareholders and Tax Components of Net Assets

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of each year listed below:

	2015	2016	2017	2018	Total*
DWA Developed Markets Technical Leaders Portfolio	$—	$17,174,329	$6,761,697	$1,071,796	$25,007,822
DWA Emerging Markets Technical Leaders Portfolio	—	15,429,745	5,190,203	602,165	21,222,113
Dynamic Developed International Opportunities Portfolio	47,847	23,676,544	19,713,557	980,146	44,418,094
Emerging Markets Infrastructure Portfolio	—	—	—	78,015	78,015
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	566,386	4,187,699	923,451	5,677,536
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	8,801,477	5,207,587	16,104,727
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,199	1,081,645	2,633,165	695,775	4,412,784
FTSE RAFI Emerging Markets Portfolio	5,426	6,580,140	11,700,199	450,469	18,736,234
Global Agriculture Portfolio	—	—	—	—	—
Global Clean Energy Portfolio	155,633	34,356,421	65,130,758	22,796,787	122,439,599
Global Coal Portfolio	—	—	—	—	—

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

	2015	2016	2017	2018	Total*
Global Gold and Precious Metals Portfolio	$—	$—	$—	$—	$—
Global Nuclear Energy Portfolio	—	519,741	7,430,576	3,007,820	10,958,137
Global Steel Portfolio	—	156,658	58,943	290,126	505,727
Global Water Portfolio	589,102	64,839,461	41,990,185	1,909,380	109,328,128
Global Wind Energy Portfolio	—	1,187,533	3,588,287	8,606,198	13,382,018
MENA Frontier Countries Portfolio	—	2,297,569	9,819,468	3,704,750	15,821,787

*   Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed MarketsTechnical Leaders Portfolio	$59,919,062	$60,202,342
DWA Emerging Markets Technical Leaders Portfolio	284,001,916	287,478,620
Dynamic Developed International Opportunities Portfolio	8,558,321	8,230,682
Emerging Markets Infrastructure Portfolio	37,872,427	13,288,437
FTSE RAFI Asia Pacific ex-Japan Portfolio	20,898,692	11,213,046
FTSE RAFI Developed Markets ex-U.S. Portfolio	37,114,185	36,069,303
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	54,434,416	53,693,209
FTSE RAFI Emerging Markets Portfolio	119,236,260	89,498,069
Global Agriculture Portfolio	15,798,443	5,556,523
Global Clean Energy Portfolio	53,536,310	51,651,354
Global Coal Portfolio	4,292,278	3,268,041
Global Gold and Precious Metals Portfolio	1,833,921	3,362,695
Global Nuclear Energy Portfolio	3,055,361	3,303,138
Global Steel Portfolio	2,183,088	1,485,078
Global Water Portfolio	23,240,552	21,154,366
Global Wind Energy Portfolio	7,388,729	7,378,390
MENA Frontier Countries Portfolio	12,222,748	5,195,554

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

For the six-month period ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed MarketsTechnical Leaders Portfolio	$66,818,806	$38,010,539
DWA Emerging Markets Technical Leaders Portfolio	89,488,825	92,387,514
Dynamic Developed International Opportunities Portfolio	17,100,881	22,592,593
Emerging Markets Infrastructure Portfolio	62,675,303	20,683,724
FTSE RAFI Asia Pacific ex-Japan Portfolio	17,843,407	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	64,749,866	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	54,576,874	44,052,245
FTSE RAFI Emerging Markets Portfolio	66,981,555	77,805,643
Global Agriculture Portfolio	73,268,077	667,224
Global Clean Energy Portfolio	48,716,505	18,697,873
Global Coal Portfolio	21,922,411	1,068,286
Global Gold and Precious Metals Portfolio	5,589,326	1,006,099
Global Nuclear Energy Portfolio	1,947,913	12,316,771
Global Steel Portfolio	4,143,143	2,494,184
Global Water Portfolio	29,564,941	18,342,757
Global Wind Energy Portfolio	2,289,312	2,708,565
MENA Frontier Countries Portfolio	—	—

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA Developed MarketsTechnical Leaders Portfolio	$121,993,677	$19,658,372	$21,033,172	$(1,374,800)
DWA Emerging Markets Technical Leaders Portfolio	284,070,525	40,932,488	47,379,397	(6,446,909)
Dynamic Developed International Opportunities Portfolio	28,541,082	3,748,439	4,535,880	(787,441)
Emerging Markets Infrastructure Portfolio	204,184,079	44,069,660	50,397,708	(6,328,048)
FTSE RAFI Asia Pacific ex-Japan Portfolio	66,939,575	15,049,728	16,810,668	(1,760,940)
FTSE RAFI Developed Markets ex-U.S. Portfolio	238,355,564	38,724,485	53,039,065	(14,314,580)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	75,885,983	4,604,381	8,747,120	(4,142,739)
FTSE RAFI Emerging Markets Portfolio	478,354,611	87,030,172	105,025,415	(17,995,243)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Global Agriculture Portfolio	$134,121,784	$16,104,845	$18,173,733	$(2,068,888)
Global Clean Energy Portfolio	205,925,368	5,966,645	33,243,387	(27,276,742)
Global Coal Portfolio	37,739,116	7,001,520	8,160,031	(1,158,511)
Global Gold and Precious Metals Portfolio	51,582,221	16,982,603	19,033,479	(2,050,876)
Global Nuclear Energy Portfolio	35,478,900	(4,534,673)	4,050,792	(8,585,465)
Global Steel Portfolio	7,972,554	308,624	790,930	(482,306)
Global Water Portfolio	339,477,676	41,929,440	68,243,003	(26,313,563)
Global Wind Energy Portfolio	30,920,833	(2,238,416)	3,508,252	(5,746,668)
MENA Frontier Countries Portfolio	29,926,686	(3,097,329)	2,690,949	(5,788,278)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for DWA Developed Markets Technical Leaders Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and FTSE RAFI Developed Markets ex-U.S. Portfolio and 75,000 Shares for Global Clean Energy Portfolio and MENA Frontier Countries Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for MENA Frontier Countries Portfolio, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

MENA Frontier Countries Portfolio (the "Fund") currently effects redemptions principally for cash and partially in-kind, rather than primarily in-kind redemptions, because of the nature of the Fund's investments. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption entirely in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an entirely in-kind redemption process.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

MENA Frontier Countries Portfolio charges fixed and variable transaction fees for creations and redemptions which are treated as increases in capital.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 40 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees,

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2012, for PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares MENA Frontier Countries Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-8

2011 Semi-Annual Report to Shareholders

April 30, 2011

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

PowerShares Build America Bond Portfolio (BAB)

PowerShares CEF Income Composite Portfolio (PCEF)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

PowerShares Insured National Municipal Bond Portfolio (PZA)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

PowerShares International Corporate Bond Portfolio (PICB)

PowerShares Preferred Portfolio (PGX)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Fixed Income Portfolios

Schedules of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)	6

PowerShares Build America Bond Portfolio (BAB)	7

PowerShares CEF Income Composite Portfolio (PCEF)	17

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	20

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	24

PowerShares Insured California Municipal Bond Portfolio (PWZ)	31

PowerShares Insured National Municipal Bond Portfolio (PZA)	34

PowerShares Insured New York Municipal Bond Portfolio (PZT)	41

PowerShares International Corporate Bond Portfolio (PICB)	44

PowerShares Preferred Portfolio (PGX)	49

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	51

Statements of Assets and Liabilities	56

Statements of Operations	58

Statements of Changes in Net Assets	60

Financial Highlights	64

Notes to Financial Statements	70

Board Considerations Regarding Continuation of Investment Advisory Agreement	83

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	896	476	82	7	0	0	0
BAB	PowerShares Build America Bond Portfolio	11/17/08	366	132	71	26	2	0	0
PCEF	PowerShares CEF Income Composite Portfolio	2/19/10	303	161	5	11	2	6	33
PCY	PowerShares Emerging Markets Sovereign Debt Portfolio	10/11/07	896	138	63	66	106	88	186
PHB	PowerShares Fundamental High Yield® Corporate Bond Portfolio	11/15/07	871	128	67	166	119	61	144
PWZ	PowerShares Insured California Municipal Bond Portfolio	10/11/07	896	315	93	58	29	11	20
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	896	402	110	62	28	14	7
PZT	PowerShares Insured New York Municipal Bond Portfolio	10/11/07	896	258	72	58	23	14	22
PICB	PowerShares International Corporate Bond Portfolio	6/3/10	231	42	57	78	31	0	0
PGX	PowerShares Preferred Portfolio	1/31/08	819	251	134	94	63	49	97
PVI	PowerShares VRDO Tax-Free Weekly Portfolio	11/15/07	871	486	3	0	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLW	302	25	4	0	0	0
BAB	107	22	5	0	1	0
PCEF	68	3	10	1	1	2
PCY	148	38	17	7	4	35
PHB	89	34	42	3	5	13
PWZ	275	61	27	4	3	0
PZA	199	51	17	5	0	1
PZT	353	63	29	2	1	1
PICB	15	5	3	0	0	0
PGX	108	10	6	3	2	2
PVI	377	5	0	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

In addition to the fees and expenses which the PowerShares CEF Income Composite Portfolio and the PowerShares Build America Bond Portfolio (the "Portfolios") bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invests in. The effect of the estimated investment companies expenses that you bear indirectly are included in the Portfolios' total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares 1-30 Laddered Treasury Portfolio Actual	$1,000.00	$967.68	0.25%	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares Build America Bond Portfolio Actual	$1,000.00	$1,020.40	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40

4

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares CEF Income Actual	$1,000.00	$1,039.40	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Emerging Markets Sovereign Actual	$1,000.00	$973.49	0.50%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Fundamental High Yield® Corporate Bond Portfolio Actual	$1,000.00	$1,042.03	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Insured California Municipal Bond Portfolio Actual	$1,000.00	$951.01	0.28%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares Insured National Municipal Bond Portfolio Actual	$1,000.00	$963.12	0.28%	$1.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares Insured New York Municipal Bond Portfolio Actual	$1,000.00	$959.24	0.28%	$1.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares International Corporate Bond Portfolio Actual	$1,000.00	$1,047.11	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Preferred Portfolio
Actual	$1,000.00	$1,044.25	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares VRDO Tax-Free Weekly Portfolio
Actual	$1,000.00	$1,002.35	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

5

Portfolio Composition

PowerShares 1-30 Laddered Treasury Portfolio

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Maturing in 1 to 5 Years	16.4
Maturing in 6 to 10 Years	16.5
Maturing in 11 to 15 Years	16.4
Maturing in 16 to 20 Years	23.1
Maturing in 21 to 25 Years	10.0
Maturing in 26 to 30 Years	16.6
Other assets less liabilities	1.0

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Value
	United States Government Obligations—99.0%
	United States Treasury Notes—23.0%
$8,988,000	4.625%, 02/29/12	$9,317,329
8,803,000	3.875%, 02/15/13	9,337,368
8,631,000	4.000%, 02/15/14	9,371,376
8,567,000	4.000%, 02/15/15	9,392,242
8,402,000	4.500%, 02/15/16	9,430,590
8,361,000	4.625%, 02/15/17	9,430,949
8,962,000	3.500%, 02/15/18	9,466,811
		65,746,665
	United States Treasury Bonds—76.0%
6,574,000	8.875%, 02/15/19	9,390,039
6,590,000	8.500%, 02/15/20	9,387,659
6,762,000	7.875%, 02/15/21	9,393,899
6,573,000	8.000%, 11/15/21	9,263,822
7,017,000	7.125%, 02/15/23	9,406,071
7,491,000	6.250%, 08/15/23	9,408,232
6,660,000	7.625%, 02/15/25	9,406,211
7,641,000	6.000%, 02/15/26	9,431,859
7,183,000	6.625%, 02/15/27	9,429,936
7,433,000	6.125%, 11/15/27	9,321,450
8,258,000	5.250%, 02/15/29	9,448,960
7,295,000	6.250%, 05/15/30	9,337,600
24,430,000	5.375%, 02/15/31	28,388,417
27,724,000	4.500%, 02/15/36	28,417,100
8,909,000	4.750%, 02/15/37	9,464,423
9,485,000	4.375%, 02/15/38	9,480,552
11,134,000	3.500%, 02/15/39	9,496,957
9,154,000	4.625%, 02/15/40	9,488,698
8,970,000	4.750%, 02/15/41	9,478,769
		216,840,654
	Total Investments (Cost $290,126,157)—99.0%	282,587,319
	Other assets less liabilities—1.0%	2,882,645
	Net Assets—100.0%	$285,469,964

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Build America Bond Portfolio

State Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Alaska	0.6
Arizona	1.8
California	22.7
Colorado	4.6
Connecticut	0.3
District of Columbia	0.2
Delaware	0.6
Florida	7.4
Georgia	0.8
Hawaii	1.6
Idaho	0.2
Illinois	6.7
Indiana	1.3
Kansas	0.9
Kentucky	0.6
Louisiana	0.5
Massachusetts	1.3
Maryland	0.2
Michigan	0.9
Missouri	0.8
Mississippi	0.9
North Carolina	0.7
New Hampshire	0.1
New Jersey	5.2
New Mexico	0.2
Nevada	4.4
New York	9.8
Ohio	3.9
Oklahoma	0.1
Oregon	0.1
Pennsylvania	1.6
South Carolina	0.3
South Dakota	0.3
Tennessee	1.2
Texas	6.4
Utah	1.7
Virginia	0.2
Washington	5.0
Wisconsin	1.4
Wyoming	0.6
Other assets less liabilities	1.9

Schedule of Investments

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.1%
	Ad Valorem Property Tax—28.6%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,068,580
2,000,000	Austintown Ohio Local School District Ser. 10 SD CRED PROG	6.306	11/01/47	1,864,820
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,040,370
3,000,000	Bexar County Texas Hospital District Ser. 10	5.263	02/15/31	2,821,680
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,504,230
1,000,000	Bolingbrook Illinois Ref. Ser. 10B AGM	4.940	01/01/21	1,064,820
8,575,000	California State Ser. 09	7.300	10/01/39	9,425,554
3,135,000	California State Ser. 09	7.350	11/01/39	3,466,150
5,995,000	California State Ser. 10	5.950	03/01/18	6,413,331
4,175,000	California State Ser. 10	6.650	03/01/22	4,566,198
4,500,000	California State Ser. 10	7.950	03/01/36	4,897,710
7,500,000	California State Ser. 10	7.625	03/01/40	8,568,975
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	992,547
2,050,000	Cedar Cliff Ohio Local School District Ser. 10 SD CRED PROG	5.965	12/01/35	1,928,128
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,030,680
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,806,920
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,191,100
1,500,000	Chicago Illinois Ser. 10C	6.207	01/01/36	1,363,050
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,635,825

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754%	07/01/38	$1,773,608
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,547,085
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,658,176
1,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	1,509,015
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,043,280
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B	6.124	08/15/32	2,111,880
200,000	Delaware State Ser. 09D	5.200	10/01/26	207,152
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	522,915
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,045,970
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,047,890
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,022,660
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	206,220
2,000,000	Elgin Ohio Local School District Qualified School Contruction Bonds Ser. 10 SD CRED PROG	5.499	08/31/27	1,938,900
2,000,000	Forsyth County North Carolina Ser. 10	5.166	04/01/30	1,954,140
1,750,000	Glenwood Illinois Ser. 10 AGM	7.030	12/01/28	1,748,110
605,000	Hallettsville Texas Independent School Ser. 10	6.265	08/15/30	611,927
1,000,000	Hallettsville Texas Independent School Ser. 10	6.465	08/15/35	1,013,440
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	992,990
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,059,060
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,029,360
1,000,000	Holland Michigan School District Qualified School Construction Bonds (School Building & Site) Ser. 10A	6.300	05/01/27	1,000,990
5,000,000	Illinois State Ser. 10	6.125	07/01/21	5,192,950
3,000,000	Illinois State Ser. 10	6.630	02/01/35	2,999,610
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	200,380
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	321,034
1,250,000	Katy Texas Independent School District Ser. 10	5.999	02/15/30	1,291,975
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,018,660
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,011,050
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,029,580
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,056,370
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	513,100
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,729,914
375,000	Logan County Kansas Ser. 10	5.200	09/01/25	366,461
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	3,248,430
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	508,300
1,000,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	1,103,010
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	195,630
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	206,394
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	510,895
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,295,786
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,022,540
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,054,120
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,052,020
3,000,000	New York City New York Ser. 10	4.908	06/01/21	3,103,080
1,000,000	New York City New York Ser. 10	5.817	10/01/31	991,330
9,000,000	New York City New York Ser. 10	5.968	03/01/36	9,327,240
200,000	New York City Ser. 09A-2	5.206	10/01/31	191,020
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,037,660

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$960,000	North Las Vegas Nevada Ser. 10	5.372%	06/01/19	$1,012,790
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,003,350
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,008,890
4,000,000	Oak Lawn Illinois Ser. 10	6.110	12/01/35	3,758,360
2,000,000	Ohio State Ser. 10E	4.861	08/01/24	2,001,980
1,000,000	Peoria County Illinois (School District No. 150) Ser. 09D AGC	6.605	12/01/28	1,017,920
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,387,708
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,006,520
1,025,000	Pima County Arizona Unified School District No. 13 Tanque Verde (School Improvement Project of 2009) Ser. 10A-2	5.923	07/01/27	1,060,250
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	523,560
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.324	07/01/17	1,017,480
500,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.617	07/01/18	508,110
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.767	07/01/19	1,015,280
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.967	07/01/20	1,016,640
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,005,580
2,000,000	Round Rock Texas Independent School District Ser. 10	5.774	08/01/30	2,094,780
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,005,940
2,000,000	San Antonio Texas Independent School District Ser. 10	6.397	08/15/40	2,093,300
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,552,545
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	3,984,866
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,020,180
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,047,840
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,022,800
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,001,040
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,570,910
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	942,920
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	202,950
1,000,000	Tempe Arizona Ser. 10B	4.367	07/01/21	1,023,240
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,044,910
1,500,000	Washington State Ser. 2011T	3.640	08/01/19	1,508,445
2,000,000	West Contra Costa California Unified School District Qualified School Construction (Election of 2005) Ser. 10D-1 AGM	6.555	08/01/24	2,064,740
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,470,480
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,455,840
2,000,000	Will County Illinois High School (District No. 204 Joliet) Ser. 10	6.204	01/01/30	2,050,100
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	683,262
10,000,000	Wisconsin State Ser. 10	5.000	05/01/32	9,405,600
				194,865,081
	College Revenue—6.8%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	500,295
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,065,600
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,024,460
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,026,660

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097%	04/01/32	$1,264,641
1,500,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.099	07/01/25	1,633,440
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,395,147
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	544,758
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	1,975,780
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,468,215
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,158,041
5,000,000	Mesa State College Colorodo (Auxilary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	5,125,450
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,006,870
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	2,797,500
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,031,350
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,025,070
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,016,680
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	506,300
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	251,450
1,000,000	Pennsylvania State Higher Educational Facilties Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,043,130
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	951,940
1,000,000	University of Cincinnati Ohio General Receipts Ser. 10C AGM	5.017	06/01/20	1,018,720
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	519,775
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,013,590
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,029,600
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,016,790
250,000	University of Michigan (University Rev.) Ser. 10A	5.513	04/01/30	259,235
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	507,985
2,000,000	University of Washington University Rev. Ref. Ser. 10B	4.897	10/01/33	1,900,400
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	514,980
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,472,568
250,000	Wayne State University Ser. 09B	6.536	11/15/39	249,543
				46,315,963
	Electric Power Revenue—7.6%
1,000,000	American Municipal Power, Inc. (Combined Hydroelectric Projects) Ser. 10	7.834	02/15/41	1,180,030
1,000,000	American Municipal Power, Inc. Ohio Ser. 10	5.939	02/15/47	933,810
2,000,000	American Municipal Power, Inc. Ser. 10	7.499	02/15/50	2,145,560
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	203,366
750,000	Benton County Washington Public Utility (District No. 1 Electric) Rev. Ser. 10	6.546	11/01/30	775,440
6,500,000	Cowlitz County Washington Public Utility (District No. 1 Electric) Ser. 10	6.884	09/01/32	7,090,330
2,000,000	Douglas County Washington Public Utility District No. 001 Wells Hydroelectric Ser. 10B	5.245	09/01/30	1,922,040
1,280,000	Douglas County Washington Public Utility District No. 001 Wells Hydroelectric Ser. 10B	5.495	09/01/40	1,215,654
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric Project) Ref. Ser. 10L	5.730	01/01/30	2,513,600
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric Project) Ref. Ser. 10L	5.830	01/01/40	2,739,275
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,112,240
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	514,265
4,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	5.716	07/01/39	3,917,320
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,037,040
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,560,615

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790%	01/01/29	$508,280
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,104,790
2,450,000	Modesto California Irrigation District Financing Auth. Electric System Rev. Ser. 10A	5.477	10/01/19	2,472,369
5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project J) Ser. 10	6.637	04/01/57	4,761,050
500,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/57	471,185
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	271,048
1,000,000	Nothern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,038,690
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,003,920
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	992,230
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	1,860,708
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	1,921,300
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,567,147
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,043,960
				51,877,262
	Fuel Sales Tax Revenue—2.8%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,355,400
1,000,000	Clark County Nevada Highway Improvement Rev. (Motor Vehicle Fuel) Ser. 10A-1	6.350	07/01/29	1,021,570
1,000,000	Kansas State Department Transportation Highway Rev. Ser. 10	4.596	09/01/35	910,750
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,023,260
2,000,000	Washington State Ser. 10	5.090	08/01/33	1,964,180
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,434,874
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,117,150
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,282,060
				19,109,244
	General Fund—2.1%
3,000,000	California State Ser. 10	7.700	11/01/30	3,234,390
7,890,000	California State Various Purpose Ser. 09	7.550	04/01/39	8,950,021
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,056,440
				14,240,851
	Highway Tolls Revenue—3.9%
5,000,000	Bay Area Toll Auth. California (Toll Bridge) Rev. Ser. 10S-1	6.793	04/01/30	5,225,100
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	641,612
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	200,272
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,035,660
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	258,285
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	247,608
500,000	New Jersey State Turnpike Auth. Rev. Ser. 10A	7.102	01/01/41	563,935
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,149,800
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	5,226,850
3,000,000	Pennsylvania State Turnpike Commission Turnpike Rev. Ser. 10B	5.561	12/01/49	2,813,160
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,050,740
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,038,900
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,146,828
				26,598,750
	Hospital Revenue—1.5%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,064,580
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,071,900

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$3,000,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281%	04/01/27	$3,237,000
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,013,620
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,013,030
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	979,920
500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	506,705
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	514,905
				10,401,660
	Hotel Occupancy Tax—1.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	2,911,355
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,120,940
4,775,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	4,797,920
				9,830,215
	Income Tax Revenue—1.2%
1,500,000	District of Columbia Income Tax Rev. Ser. 10	5.582	12/01/35	1,531,740
200,000	New York State Dormitory Auth. State (Personal Income Tax) Rev. Ser. 09F	5.292	03/15/25	209,246
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,434,440
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/40	2,094,100
2,500,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 09	5.770	03/15/39	2,587,250
				7,856,776
	Lease Revenue—8.1%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	298,827
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,009,630
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	1,971,700
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,020,840
2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,541,375
500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	532,840
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,019,360
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,038,790
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,140,600
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,196,770
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,026,360
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,027,320
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,000,380
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	279,196
2,000,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	7.150	06/01/27	2,010,420
1,000,000	Franklin County Ohio Convention Facilities Auth Ser. 10	6.390	12/01/30	1,046,870
500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	534,330

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757%	09/01/39	$507,770
1,000,000	Menlo Park California Fire Protection District COP Ser. 09B	7.138	08/01/29	1,015,880
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,003,140
1,500,000	Michigan Finance Auth. Local Government Loan Program (Local Project) Ser. 10E	8.369	11/01/35	1,713,675
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,052,330
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	1,947,640
2,000,000	Ohio State Building Auth. State Facilities (Administration Building) Ser. 10B	6.103	10/01/29	2,081,060
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	999,870
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	508,805
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,026,890
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,241,020
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	512,315
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	2,850,390
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	957,570
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,243,840
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,229,255
				55,587,058
	Miscellaneous Revenue—8.1%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	510,665
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	514,665
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	1,941,280
5,000,000	Illinois State Ser. 10	4.550	07/01/14	5,198,000
1,500,000	Illinois State Ser. 10	7.350	07/01/35	1,611,210
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,029,110
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	3,701,320
500,000	Jacksonville Florida Special Rev. Ser. 09C-2	4.990	10/01/21	513,465
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	536,830
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,239,320
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,047,320
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	5,201,600
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,086,700
6,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	7,133,905
7,500,000	New York State Thruway Auth. (Second General Highway & Bridge Trust Fund) Ser. 10B	5.449	04/01/25	7,840,875
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	2,918,460
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,031,490
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	1,914,860
1,500,000	Virginia College Building Auth. (Educational Facilities) Rev. Ser. 09F-2	5.625	02/01/28	1,543,125
				55,514,200
	Multiple Utility Revenue—0.7%
1,000,000	Austin Texas Electric Utility System Rev. Ser. 10	4.536	11/15/20	1,025,790
2,000,000	Colorado Springs Colorado Utilities Rev. Ser. 10	5.467	11/15/40	1,890,200
1,500,000	Colorado Springs Colorodo Utilities Rev. Ser. 10	6.615	11/15/40	1,670,805
				4,586,795

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Parimutuel Betting—0.6%
$2,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.041%	07/01/25	$2,596,050
1,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.584	07/01/29	1,528,605
				4,124,655
	Port, Airport & Marina Revenue—4.7%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	980,860
5,000,000	Chicago Illinois O'Hare International Airport Ser. 10	6.845	01/01/38	5,010,700
5,000,000	Chicago Illinois O'Hare International Airport Ser. 10	6.395	01/01/40	4,932,300
5,000,000	Clark County Nevada Airport System Rev. Ser. 09B	6.881	07/01/42	5,039,950
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,118,820
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,512,540
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	247,580
5,000,000	Port Authority of New York & New Jersey (Consolidated Bonds One Hundred Sixty-Fifth Series) Ser. 10	5.647	11/01/40	4,942,800
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	1,911,643
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,268,950
				31,966,143
	Resource Recovery Revenue—0.6%
3,905,000	Delaware State Solid Waste Auth. Solid Waste System Rev. Ser. 10B	4.970	06/01/19	3,977,672
	Sales Tax Revenue—3.2%
1,000,000	Broward County Florida Half-Cent Sales Tax Rev. Ser. 10	5.764	10/01/25	1,024,300
5,000,000	Dallas Texas Area Rapid Transit Senior Lien Sales Tax Rev. Ser. 09	5.999	12/01/44	5,330,800
1,000,000	Florida State Department Environmental Protection Preservation Rev. Ser. 10B	7.045	07/01/29	1,068,520
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	191,848
2,000,000	Massachusetts Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.769	07/01/31	2,097,660
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	260,632
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,429,175
3,000,000	New York City Transitional Finance Auth. Rev. Ser. 10	5.508	08/01/37	3,003,000
1,000,000	Sarasota County Florida Capital Improvement Rev. Ser. 10	6.696	10/01/29	1,029,140
2,105,000	Sioux Falls South Dakota Sales Tax Rev. (Recovery Zone Economic Development) Ser. 09B-2	5.750	11/15/27	2,172,213
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,102,090
				21,709,378
	Sewer Revenue—4.0%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	502,865
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,529,040
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	2,823,720
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	518,690
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,069,954
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,117,230
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,176,221
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,225,996
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	515,065
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	204,432
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	515,110
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,010,820
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,011,360
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	4,660,300

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425%	10/01/30	$189,760
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,139,920
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,220,750
				27,431,233
	Special Assessment—0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,430,130
	Tax Increment Revenue—0.7%
2,375,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopement) Ser. 10B	7.784	09/01/40	2,490,662
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	522,700
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	7.930	08/01/30	1,022,770
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	8.180	08/01/39	1,017,920
				5,054,052
	Tobacco & Liquor Taxes—0.2%
1,000,000	Ohio State Ser. 10	5.651	10/01/23	1,062,460
	Transit Revenue—4.6%
1,000,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,043,180
2,000,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	2,033,600
5,000,000	Metropolitan Transportation Auth. New York Rev. (Transportation) Ser. 10C-1	4.969	11/15/18	5,116,250
8,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	7,664,000
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	1,054,780
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,053,930
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,069,890
500,000	Metropolitan Transportation Auth. New York Transportation Rev. Ser. 10A	6.668	11/15/39	523,210
1,000,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	1,054,210
11,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	10,936,860
				31,549,910
	Water Revenue—6.5%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	507,450
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,495,935
2,000,000	Central Utah Water Conservancy District Rev. Ser. 10A	5.450	10/01/28	1,979,940
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	204,894
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,034,500
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,308,912
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,070,220
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	126,094
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	345,426
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.003	07/01/41	2,055,880
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	492,145
2,500,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/40	2,456,550
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,078,290
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,044,410
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,042,160
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,094,456
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	960,080

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,500,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440%	06/15/43	$1,468,695
1,000,000	New York City Municipal Water Financing Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,015,170
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,035,140
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	529,770
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	520,690
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	2,821,710
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	499,245
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	525,970
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	2,962,140
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	546,005
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,046,980
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,043,840
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,469,685
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,002,350
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,287,597
2,500,000	Upper Eagle Regional Water Auth. Colorodo Rev. Ser. 10	6.518	12/01/39	2,556,600
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	534,070
				44,162,999
	Total Investments (Cost $653,606,280)(a)—98.1%			669,252,487
	Other assets less liabilities—1.9%			12,943,884
	Net Assets—100.0%			$682,196,371

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.  – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
SD CRED PROG  – School District Credit Program

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	5.2%

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares CEF Income Composite Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Option Income	37.0
Bonds	35.3
Bonds/High Yield	27.7
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares CEF Income Composite Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Closed-End Funds—100.0%
	Bonds—35.3%
1,034,150	AllianceBernstein Income Fund	$7,921,589
105,053	BlackRock Core Bond Trust	1,298,455
179,454	BlackRock Credit Allocation Income Trust II, Inc.	1,808,896
81,562	BlackRock Credit Allocation Income Trust III, Inc.	875,976
228,928	BlackRock Credit Allocation Income Trust IV	2,829,550
39,620	BlackRock Enhanced Government Fund, Inc.	611,337
134,222	BlackRock Income Opportunity Trust, Inc.	1,284,505
277,929	BlackRock Income Trust, Inc.	1,887,138
125,432	BlackRock Limited Duration Income Trust	2,187,534
94,091	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,028,415
52,094	Eaton Vance Short Duration Diversified Income Fund	877,263
36,444	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	600,233
37,414	Federated Enhanced Treasury Income Fund	571,312
70,141	Franklin Templeton Limited Duration Income Trust	924,458
68,823	Guggenheim Build America Bonds Managed Duration Trust	1,286,990
43,849	Invesco Van Kampen Bond Fund(~)	797,175
211,914	MFS Charter Income Trust	1,968,681
112,374	MFS Government Markets Income Trust	728,183
399,793	MFS Intermediate Income Trust	2,482,715
302,459	MFS Multimarket Income Trust	2,032,524
63,417	Nuveen Build American Bond Term Fund	1,160,531
56,538	Nuveen Floating Rate Income Opportunity Fund	710,117
32,557	Nuveen Global Government Enhanced Income Fund	486,076
42,692	Nuveen Mortgage Opportunity Term Fund	1,060,469
188,360	Nuveen Multi-Currency Short-Term Government Income Fund	2,770,776
433,585	Nuveen Multi-Strategy Income and Growth Fund	3,876,250

Number of Shares		Value
	Closed-End Funds (Continued)
609,605	Nuveen Multi-Strategy Income and Growth Fund II	$5,608,366
245,745	Nuveen Quality Preferred Income Fund	1,902,066
450,507	Nuveen Quality Preferred Income Fund II	3,721,188
88,552	Nuveen Quality Preferred Income Fund III	726,126
67,572	PIMCO Corporate Income Fund	1,172,374
32,334	PIMCO Income Opportunity Fund	929,602
152,138	Putnam Master Intermediate Income Trust	903,700
321,563	Putnam Premier Income Trust	2,083,728
62,010	Strategic Global Income Fund, Inc.	691,411
250,749	Templeton Global Income Fund	2,745,702
334,360	Wells Fargo Advantage Income Opportunities Fund	3,470,657
58,379	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,078,260
36,677	Western Asset Investment Grade Defined Opportunity Trust, Inc.	752,612
214,262	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,680,418
99,414	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,306,300
		73,839,658
	Bonds/High Yield—27.7%
286,527	AllianceBernstein Global High Income Fund, Inc.	4,237,734
139,810	BlackRock Build America Bond Trust	2,463,452
66,440	BlackRock Corporate High Yield Fund III, Inc.	471,724
112,361	BlackRock Corporate High Yield Fund V, Inc.	1,351,703
16,000	BlackRock Corporate High Yield Fund VI, Inc.	189,120
54,009	BlackRock Corporate High Yield Fund, Inc.	385,624
364,400	BlackRock Debt Strategies Fund, Inc.	1,541,412
47,611	BlackRock Floating Rate Income	745,112
81,001	BlackRock Floating Rate Income Strategies Fund II, Inc.	1,152,644

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares CEF Income Composite Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
128,492	BlackRock Floating Rate Income Strategies Fund, Inc.	$1,983,916
148,596	BlackRock Senior High Income Fund, Inc.	621,131
29,064	Blackstone / GSO Senior Floating Rate Term Fund	617,319
167,180	Credit Suisse Asset Management Income Fund, Inc.	620,238
75,193	Eaton Vance Floating-Rate Income Trust	1,218,879
396,162	Eaton Vance Limited Duration Income Fund	6,366,323
64,409	Eaton Vance Senior Floating-Rate Trust	1,084,003
95,487	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	1,702,533
59,382	Global High Income Fund, Inc.	763,059
386,060	ING Prime Rate Trust	2,416,736
99,635	John Hancock Preferred Income Fund	1,910,003
81,476	John Hancock Preferred Income Fund II	1,553,747
116,964	John Hancock Preferred Income Fund III	1,959,147
80,718	Morgan Stanley Emerging Markets Debt Fund, Inc.	831,395
70,042	New America High Income Fund, Inc.	726,336
218,925	Nuveen Floating Rate Income Fund	2,736,563
109,846	PIMCO Corporate Opportunity Fund	2,213,397
46,276	PIMCO Income Strategy Fund	566,881
112,155	PIMCO Income Strategy Fund II	1,193,329
71,137	PIMCO Strategic Global Government Fund, Inc.	827,323
138,286	Templeton Emerging Markets Income Fund	2,375,754
165,263	Wells Fargo Advantage Multi-Sector Income Fund	2,500,429
124,105	Western Asset Emerging Markets Debt Fund, Inc.	2,335,656
123,302	Western Asset Emerging Markets Income Fund, Inc.	1,660,878
45,504	Western Asset Global High Income Fund, Inc.	587,002
163,823	Western Asset High Income Opportunity Fund, Inc.	1,043,553
71,685	Western Asset High Yield Defined Opportunity Fund, Inc.	1,369,184
106,791	Western Asset Managed High Income Fund, Inc.	681,327
27,321	Western Asset Mortgage Defined Opportunity Fund, Inc.	600,242
21,499	Western Asset Premier Bond Fund	330,870
		57,935,678
	Option Income—37.0%
46,893	Advent Claymore Enhanced Growth & Income Fund	573,032
23,186	AGIC International & Premium Strategy Fund	333,878
21,399	BlackRock EcoSolutions Investment Trust	263,422

Number of Shares		Value
	Closed-End Funds (Continued)
97,620	BlackRock Enhanced Capital and Income Fund, Inc.	$1,511,158
158,156	BlackRock Enhanced Dividend Achievers Trust	1,398,099
80,365	BlackRock Global Energy and Resources Trust	2,526,676
159,280	BlackRock Global Opportunities Equity Trust	3,066,140
20,808	BlackRock Health Sciences Trust	591,571
285,014	BlackRock International Growth and Income Trust	2,972,696
128,064	BlackRock Real Asset Equity Trust	2,010,605
48,074	Columbia Seligman Premium Technology Growth Fund	950,904
90,820	Dow 30 Enhanced Premium & Income Fund, Inc.	1,099,830
27,577	Dow 30 Premium & Dividend Income Fund, Inc.	419,446
153,698	Eaton Vance Enhanced Equity Income Fund	1,887,411
161,756	Eaton Vance Enhanced Equity Income Fund II	1,971,806
281,829	Eaton Vance Risk-Managed Diversified Equity Income Fund	3,505,953
86,391	Eaton Vance Tax-Managed Buy-Write Income Fund	1,179,237
245,087	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	3,183,680
585,863	Eaton Vance Tax-Managed Diversified Equity Income Fund	6,602,676
416,208	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	5,181,790
1,191,443	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	13,117,787
76,745	First Trust Enhanced Equity Income Fund	985,406
51,262	Guggenheim Enhanced Equity Income Fund	470,072
24,208	ING Asia Pacific High Dividend Equity Income Fund	474,235
42,608	ING Global Advantage and Premium Opportunity Fund	575,634
260,142	ING Global Equity Dividend & Premium Opportunity Fund	2,942,206
73,471	ING Infrastructure Industrials and Materials Fund	1,592,117
43,873	ING Risk Managed Natural Resources Fund	700,213
77,680	Madison/Claymore Covered Call & Equity Strategy Fund	685,138
49,372	NASDAQ Premium Income & Growth Fund, Inc.	743,049
346,601	NFJ Dividend Interest & Premium Strategy Fund	6,474,507
89,968	Nuveen Equity Premium Advantage Fund	1,147,092
56,732	Nuveen Equity Premium and Growth Fund	770,420

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares CEF Income Composite Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
133,624	Nuveen Equity Premium Income Fund	$1,682,326
229,795	Nuveen Equity Premium Opportunity Fund	2,883,927
51,868	Nuveen Global Value Opportunities Fund	1,039,435
		77,513,574
	Total Investments (Cost $202,137,785)—100.0%	209,288,910
	Liabilities in excess of other assets—(0.0%)	(21,521)
	Net Assets—100.0%	$209,267,389

Notes to Schedule of Investments:

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Emerging Markets Sovereign Debt Portfolio

Country Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Venezuela	4.5
Vietnam	4.4
Colombia	4.4
Uruguay	4.4
Turkey	4.4
Mexico	4.4
Panama	4.4
Brazil	4.4
Indonesia	4.3
Qatar	4.3
Russia	4.3
Hungary	4.2
Poland	4.2
El Salvador	4.2
Ukraine	4.2
Croatia	4.2
Bulgaria	4.2
Lithuania	4.2
Pakistan	4.2
South Africa	4.2
Peru	4.2
Philippines	4.1
South Korea	4.0
United States	0.3
Other assets less liabilities	1.4

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.3%
	Brazil—4.4%
$10,900,000	Republic of Brazil	8.750%	02/04/25	$14,905,750
10,600,000	Republic of Brazil	8.250	01/20/34	14,151,000
11,790,000	Republic of Brazil	7.125	01/20/37	14,206,950
				43,263,700
	Bulgaria—4.2%
35,526,000	Republic of Bulgaria	8.250	01/15/15	41,609,828
	Colombia—4.4%
10,200,000	Republic of Colombia	8.125	05/21/24	13,198,800
14,309,000	Republic of Colombia	7.375	09/18/37	17,528,525
12,400,000	Republic of Colombia	6.125	01/18/41	13,082,000
				43,809,325
	Croatia—4.2%
18,944,000	Republic of Croatia	6.750	11/05/19	20,171,476
20,400,000	Republic of Croatia	6.625	07/14/20	21,460,800
				41,632,276

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	El Salvador—4.2%
$15,654,000	Republic of El Salvador	8.250%	04/10/32	$17,415,075
11,950,000	Republic of El Salvador	7.650	06/15/35	12,141,200
12,500,000	Republic of El Salvador	7.625	02/01/41	12,500,000
				42,056,275
	Hungary—4.2%
21,635,000	Republic of Hungary	4.750	02/03/15	22,024,062
19,400,000	Republic of Hungary	6.250	01/29/20	20,146,493
				42,170,555
	Indonesia—4.3%
12,563,000	Republic of Indonesia	8.500	10/12/35	16,583,160
11,750,000	Republic of Indonesia	6.625	02/17/37	12,682,703
10,950,000	Republic of Indonesia	7.750	01/17/38	13,468,500
				42,734,363
	Lithuania—4.2%
20,175,000	Republic of Lithuania	6.750	01/15/15	22,293,375
17,005,000	Republic of Lithuania	7.375	02/11/20	19,300,675
				41,594,050
	Mexico—4.4%
10,350,000	United Mexican States, Series A, MTN	7.500	04/08/33	12,808,125
13,075,000	United Mexican States, Series A, MTN	6.750	09/27/34	14,970,875
15,000,000	United Mexican States, Series A, MTN	6.050	01/11/40	15,637,500
				43,416,500
	Pakistan—4.2%
21,707,000	Islamic Republic of Pakistan	7.125	03/31/16	19,988,435
24,373,000	Islamic Republic of Pakistan	6.875	06/01/17	21,448,240
				41,436,675
	Panama—4.4%
11,470,000	Republic of Panama	7.250	03/15/15	13,488,720
13,060,000	Republic of Panama	7.125	01/29/26	15,724,240
10,293,000	Republic of Panama	8.875	09/30/27	14,199,194
				43,412,154
	Peru—4.2%
13,125,000	Republic of Peru	7.350	07/21/25	15,290,625
9,954,000	Republic of Peru	8.750	11/21/33	12,845,637
14,900,000	Republic of Peru	5.625	11/18/50	13,186,500
				41,322,762
	Philippines—4.1%
10,246,000	Republic of Philippines	9.500	02/02/30	14,549,320
10,685,000	Republic of Philippines	7.750	01/14/31	13,142,550
12,180,000	Republic of Philippines	6.375	10/23/34	12,948,716
				40,640,586
	Poland—4.2%
12,600,000	Republic of Poland	3.875	07/16/15	12,907,289
15,522,000	Republic of Poland	5.000	10/19/15	16,585,723
11,250,000	Republic of Poland	6.375	07/15/19	12,639,082
				42,132,094

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	Qatar—4.3%
$11,275,000	State of Qatar	6.550%	04/09/19	$13,079,000
9,667,000	State of Qatar	9.750	06/15/30	14,089,653
14,000,000	State of Qatar	6.400	01/20/40	15,085,000
				42,253,653
	Russia—4.3%
13,000,000	Russian Foreign Bond - Eurobond	3.625	04/29/15	13,221,000
12,817,000	Russian Foreign Bond - Eurobond	11.000	07/24/18	18,039,927
10,800,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	10,989,000
				42,249,927
	South Africa—4.2%
12,701,000	Republic of South Africa	6.875	05/27/19	14,841,119
12,000,000	Republic of South Africa	5.500	03/09/20	12,810,000
12,712,000	Republic of South Africa	5.875	05/30/22	13,760,740
				41,411,859
	South Korea—4.0%
20,716,000	Republic of Korea	5.125	12/07/16	22,537,661
14,400,000	Republic of Korea	7.125	04/16/19	17,117,554
				39,655,215
	Turkey—4.4%
10,750,000	Republic of Turkey	8.000	02/14/34	13,313,875
15,728,000	Republic of Turkey	6.875	03/17/36	17,292,936
11,200,000	Republic of Turkey	7.250	03/05/38	12,852,000
				43,458,811
	Ukraine—4.2%
13,425,000	Ukraine Government	6.580	11/21/16	13,676,719
14,240,000	Ukraine Government	6.750	11/14/17	14,530,069
13,200,000	Ukraine Government	7.750	09/23/20	13,794,000
				42,000,788
	Uruguay—4.4%
12,100,000	Republic of Uruguay	8.000	11/18/22	15,215,750
12,100,000	Republic of Uruguay	7.875	01/15/33	14,891,470
11,125,000	Republic of Uruguay	7.625	03/21/36	13,433,437
				43,540,657
	Venezuela—4.5%
16,900,000	Republic of Venezuela	8.500	10/08/14	16,055,000
17,900,000	Republic of Venezuela	5.750	02/26/16	13,827,750
14,843,000	Republic of Venezuela	13.625	08/15/18	14,546,140
				44,428,890
	Vietnam—4.4%
20,472,000	Socialist Republic of Vietnam	6.875	01/15/16	22,209,008
20,625,000	Socialist Republic of Vietnam	6.750	01/29/20	21,656,250
				43,865,258
	Total Sovereign Debt Obligations (Cost $956,601,642)			974,096,201

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.3%
2,767,483	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,767,483)	$2,767,483
	Total Investments (Cost $959,369,125)—98.6%	976,863,684
	Other assets less liabilities—1.4%	14,337,529
	Net Assets—100.0%	$991,201,213

Investment Abbreviations:
MTN  – Medium-Term Notes

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares Fundamental High Yield® Corporate Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Oil & Gas	10.1
Telecommunications	9.9
Diversified Financial Services	8.2
Retail	6.2
Electric	5.4
Food	4.8
Banks	4.0
Commercial Services	3.3
Chemicals	3.2
Home Builders	3.0
Auto Parts & Equipment	2.9
Healthcare - Services	2.4
REITs	2.3
Lodging	2.3
Packaging & Containers	2.2
Media	2.1
Pipelines	2.0
Iron/Steel	1.8
Building Materials	1.6
Advertising	1.5
Coal	1.3
Biotechnology	1.3
Internet	1.2
Healthcare - Products	1.2
Entertainment	1.1
Aerospace/Defense	1.0
Household Products/Wares	1.0
Holding Companies - Diversified	0.9
Forest Products & Paper	0.9
Leisure Time	0.8
Electronics	0.8
Computers	0.8
Textiles	0.7
Semiconductors	0.7
Software	0.7
Transportation	0.6
Apparel	0.5
Mining	0.5
Beverages	0.5
Pharmaceuticals	0.4
Real Estate	0.4
Miscellaneous Manufacturing	0.4
Agriculture	0.3
Machinery - Diversified	0.3
Energy - Alternate Sources	0.3
Oil & Gas Services	0.2
Money Market Fund	0.4
Other assets less liabilities	1.6

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.0%
	Advertising—1.5%
$1,600,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$1,764,000
1,500,000	Interpublic Group of Cos., Inc. (The)	10.000	07/15/17	1,796,250
1,800,000	Lamar Media Corp.	9.750	04/01/14	2,106,000
1,500,000	Lamar Media Corp.	7.875	04/15/18	1,620,000
				7,286,250
	Aerospace/Defense—1.0%
1,500,000	Alliant Techsystems, Inc.	6.875	09/15/20	1,582,500
1,475,000	BE Aerospace, Inc.	8.500	07/01/18	1,648,312
1,500,000	Triumph Group, Inc.	8.625	07/15/18	1,666,875
				4,897,687
	Agriculture—0.3%
1,600,000	Alliance One International, Inc.	10.000	07/15/16	1,644,000
	Apparel—0.5%
2,400,000	Hanesbrands, Inc.	6.375	12/15/20	2,388,000

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Auto Parts & Equipment—2.9%
$1,800,000	Dana Holding Corp.	6.500%	02/15/19	$1,822,500
2,236,000	Goodyear Tire & Rubber Co. (The)	10.500	05/15/16	2,543,450
3,500,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	3,906,875
3,030,000	Lear Corp.	8.125	03/15/20	3,378,450
1,900,000	Tenneco, Inc.	6.875	12/15/20	1,957,000
				13,608,275
	Banks—4.0%
3,910,000	Discover Bank	8.700	11/18/19	4,815,626
2,230,000	M&I Marshall & Ilsley Bank	4.850	06/16/15	2,365,464
3,700,000	Regions Bank	7.500	05/15/18	3,998,616
2,700,000	Regions Financial Corp.	7.750	11/10/14	2,952,029
5,050,000	Synovus Financial Corp.	5.125	06/15/17	4,747,495
				18,879,230
	Beverages—0.5%
2,091,000	Constellation Brands, Inc.	7.250	09/01/16	2,289,645
	Biotechnology—1.3%
1,875,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	1,879,688
1,210,000	Life Technologies Corp.	4.400	03/01/15	1,279,162
1,270,000	Life Technologies Corp.	6.000	03/01/20	1,393,335
1,500,000	Talecris Biotherapeutics Holdings Corp.	7.750	11/15/16	1,657,500
				6,209,685
	Building Materials—1.6%
1,500,000	Masco Corp.	5.875	07/15/12	1,567,625
1,770,000	Masco Corp.	6.125	10/03/16	1,831,637
2,500,000	Owens Corning	9.000	06/15/19	2,985,742
1,000,000	Texas Industries, Inc.	9.250	08/15/20	1,082,500
				7,467,504
	Chemicals—3.2%
3,000,000	Ashland, Inc.	9.125	06/01/17	3,483,750
2,000,000	CF Industries, Inc.	7.125	05/01/20	2,295,000
3,200,000	Huntsman International LLC	8.625	03/15/20	3,616,000
1,800,000	Nalco Co.	8.250	05/15/17	1,968,750
1,840,000	PolyOne Corp.	7.375	09/15/20	1,967,650
1,615,000	Solutia, Inc.	8.750	11/01/17	1,794,669
				15,125,819
	Coal—1.3%
1,500,000	Arch Coal, Inc.	8.750	08/01/16	1,687,500
1,700,000	Consol Energy, Inc.	8.000	04/01/17	1,887,000
2,500,000	Peabody Energy Corp.	6.500	09/15/20	2,690,625
				6,265,125
	Commercial Services—3.3%
3,454,000	Avis Budget Car Rental LLC	9.625	03/15/18	3,851,210
3,400,000	Avis Budget Car Rental LLC	8.250	01/15/19	3,629,500
1,000,000	Cenveo Corp.	8.875	02/01/18	1,010,000
1,000,000	Corrections Corp. of America	7.750	06/01/17	1,100,000
1,500,000	National Money Mart Co. (Canada)	10.375	12/15/16	1,680,000
1,800,000	PHH Corp.	7.125	03/01/13	1,881,000
2,000,000	United Rentals North America, Inc.	9.250	12/15/19	2,270,000
				15,421,710

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Computers—0.8%
$3,300,000	Seagate Technology HDD Holdings (Cayman Islands)	6.800%	10/01/16	$3,539,250
	Diversified Financial Services—8.2%
5,390,000	Ford Motor Credit Co. LLC	7.000	10/01/13	5,844,080
4,600,000	Ford Motor Credit Co. LLC	8.000	12/15/16	5,353,190
3,050,000	Icahn Enterprises LP	8.000	01/15/18	3,164,375
7,000,000	International Lease Finance Corp.	6.375	03/25/13	7,297,500
4,800,000	International Lease Finance Corp.	8.250	12/15/20	5,358,000
3,200,000	SLM Corp., MTN	6.250	01/25/16	3,396,570
3,808,000	SLM Corp., MTN	8.000	03/25/20	4,223,514
3,800,000	Textron Financial Corp.	5.400	04/28/13	4,009,654
				38,646,883
	Electric—5.4%
2,500,000	AES Corp. (The)	7.750	10/15/15	2,743,750
2,633,000	AES Corp. (The)	8.000	10/15/17	2,876,552
3,840,000	Ameren Corp.	8.875	05/15/14	4,454,930
2,800,000	Edison Mission Energy	7.500	06/15/13	2,800,000
3,234,000	Edison Mission Energy	7.000	05/15/17	2,579,115
1,800,000	GenOn Energy, Inc.	7.625	06/15/14	1,894,500
1,800,000	GenOn Energy, Inc.	7.875	06/15/17	1,827,000
4,200,000	NRG Energy, Inc.	8.500	06/15/19	4,494,000
1,500,000	Public Service Co. of New Mexico	7.950	05/15/18	1,700,460
				25,370,307
	Electronics—0.8%
3,100,000	Jabil Circuit, Inc.	8.250	03/15/18	3,572,750
	Energy - Alternate Sources—0.3%
1,275,000	Covanta Holding Corp.	7.250	12/01/20	1,369,418
	Entertainment—1.1%
1,700,000	Cinemark USA, Inc.	8.625	06/15/19	1,870,000
1,500,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	1,657,500
1,500,000	WMG Acquisition Corp.	9.500	06/15/16	1,605,000
				5,132,500
	Food—4.8%
970,000	B&G Foods, Inc.	7.625	01/15/18	1,046,387
5,600,000	Dean Foods Co.	7.000	06/01/16	5,418,000
1,600,000	Ingles Markets, Inc.	8.875	05/15/17	1,736,000
3,200,000	Smithfield Foods, Inc.	7.750	07/01/17	3,464,000
5,372,000	SUPERVALU, Inc.	8.000	05/01/16	5,607,025
1,000,000	TreeHouse Foods, Inc.	7.750	03/01/18	1,078,750
3,400,000	Tyson Foods, Inc.	10.500	03/01/14	4,122,500
				22,472,662
	Forest Products & Paper—0.9%
760,000	Cascades, Inc. (Canada)	7.750	12/15/17	815,100
2,600,000	Domtar Corp.	10.750	06/01/17	3,302,000
				4,117,100

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Healthcare - Products—1.2%
$1,600,000	Alere, Inc.	9.000%	05/15/16	$1,724,000
1,800,000	Boston Scientific Corp.	4.500	01/15/15	1,889,568
1,800,000	Boston Scientific Corp.	6.000	01/15/20	1,951,295
				5,564,863
	Healthcare - Services—2.4%
1,000,000	Coventry Health Care, Inc.	6.300	08/15/14	1,071,081
1,800,000	Coventry Health Care, Inc.	5.950	03/15/17	1,892,509
3,500,000	Health Net, Inc.	6.375	06/01/17	3,640,000
1,600,000	Tenet Healthcare Corp.	9.000	05/01/15	1,752,000
1,000,000	Tenet Healthcare Corp.	10.000	05/01/18	1,165,000
1,650,000	Universal Health Services, Inc.	7.125	06/30/16	1,816,097
				11,336,687
	Holding Companies - Diversified—0.9%
1,500,000	Leucadia National Corp.	8.125	09/15/15	1,672,500
1,000,000	Leucadia National Corp.	7.125	03/15/17	1,055,000
1,400,000	Susser Holdings LLC	8.500	05/15/16	1,522,500
				4,250,000
	Home Builders—3.0%
1,500,000	Centex Corp.	6.500	05/01/16	1,582,500
3,500,000	D.R. Horton, Inc.	6.500	04/15/16	3,675,000
2,000,000	KB Home	6.250	06/15/15	1,990,000
2,000,000	Lennar Corp., Series B	5.600	05/31/15	1,995,000
1,500,000	Lennar Corp., Series B	12.250	06/01/17	1,860,000
1,000,000	Pulte Group, Inc.	5.250	01/15/14	1,020,000
1,750,000	Toll Brothers Finance Corp.	8.910	10/15/17	2,070,362
				14,192,862
	Household Products/Wares—1.0%
4,340,000	Jarden Corp.	7.500	05/01/17	4,681,775
	Internet—1.2%
1,700,000	Equinix, Inc.	8.125	03/01/18	1,848,750
2,000,000	Expedia, Inc.	5.950	08/15/20	1,980,000
1,500,000	Terremark Worldwide, Inc.	12.000	06/15/17	1,848,750
				5,677,500
	Iron/Steel—1.8%
1,900,000	AK Steel Corp.	7.625	05/15/20	2,006,875
1,975,000	Steel Dynamics, Inc.	7.375	11/01/12	2,108,312
4,290,000	United States Steel Corp.	7.375	04/01/20	4,547,400
				8,662,587
	Leisure Time—0.8%
1,750,000	Royal Caribbean Cruises Ltd. (Liberia)	7.000	06/15/13	1,892,188
1,700,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250	06/15/16	1,823,250
				3,715,438
	Lodging—2.3%
1,500,000	MGM Resorts International	10.375	05/15/14	1,741,875
1,500,000	MGM Resorts International	11.125	11/15/17	1,751,250
1,700,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	10/15/14	1,950,750
1,600,000	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	1,756,000

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$1,700,000	Wyndham Worldwide Corp.	6.000%	12/01/16	$1,821,793
1,500,000	Wynn Las Vegas LLC	7.750	08/15/20	1,646,250
				10,667,918
	Machinery - Diversified—0.3%
1,450,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	1,595,000
	Media—2.1%
1,700,000	Cablevision Systems Corp.	8.625	09/15/17	1,912,500
1,600,000	CSC Holdings LLC	8.500	06/15/15	1,754,000
2,743,000	DISH DBS Corp.	7.125	02/01/16	2,935,010
1,700,000	DISH DBS Corp.	7.875	09/01/19	1,848,750
1,500,000	McClatchy Co. (The)	11.500	02/15/17	1,646,250
				10,096,510
	Mining—0.5%
2,200,000	Vulcan Materials Co.	7.000	06/15/18	2,321,581
	Miscellaneous Manufacturing—0.4%
1,600,000	SPX Corp.	7.625	12/15/14	1,778,000
	Oil & Gas—10.1%
2,500,000	Anadarko Petroleum Corp.	7.625	03/15/14	2,873,518
3,300,000	Anadarko Petroleum Corp.	6.375	09/15/17	3,732,158
913,000	Chesapeake Energy Corp.	6.500	08/15/17	999,735
1,500,000	Chesapeake Energy Corp.	6.625	08/15/20	1,623,750
1,700,000	Cimarex Energy Co.	7.125	05/01/17	1,806,250
1,000,000	Concho Resources, Inc.	7.000	01/15/21	1,057,500
4,000,000	Denbury Resources, Inc.	8.250	02/15/20	4,480,000
1,700,000	EXCO Resources, Inc.	7.500	09/15/18	1,731,875
2,089,000	Forest Oil Corp.	7.250	06/15/19	2,183,005
2,724,000	Newfield Exploration Co.	7.125	05/15/18	2,928,300
1,500,000	Newfield Exploration Co.	6.875	02/01/20	1,593,750
900,000	Petrohawk Energy Corp.	7.875	06/01/15	958,500
1,000,000	Petrohawk Energy Corp.	7.250	08/15/18	1,067,500
1,500,000	Pioneer Natural Resources Co.	6.650	03/15/17	1,652,973
4,186,000	Plains Exploration & Production Co.	7.750	06/15/15	4,374,370
1,000,000	Plains Exploration & Production Co.	10.000	03/01/16	1,135,000
1,000,000	Plains Exploration & Production Co.	8.625	10/15/19	1,118,750
2,090,000	Pride International, Inc.	6.875	08/15/20	2,420,644
1,500,000	Quicksilver Resources, Inc.	11.750	01/01/16	1,762,500
1,500,000	Range Resources Corp.	6.750	08/01/20	1,612,500
1,000,000	SandRidge Energy, Inc.	8.750	01/15/20	1,105,000
1,400,000	Southwestern Energy Co.	7.500	02/01/18	1,597,750
2,000,000	Tesoro Corp.	6.500	06/01/17	2,075,000
1,700,000	Whiting Petroleum Corp.	6.500	10/01/18	1,785,000
				47,675,328
	Oil & Gas Services—0.2%
1,000,000	Key Energy Services, Inc.	6.750	03/01/21	1,030,000
	Packaging & Containers—2.2%
2,525,000	Ball Corp.	6.750	09/15/20	2,670,187
1,600,000	Graphic Packaging International, Inc.	9.500	06/15/17	1,800,000

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$3,100,000	Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	$3,433,250
2,000,000	Sealed Air Corp.	7.875	06/15/17	2,260,390
				10,163,827
	Pharmaceuticals—0.4%
1,800,000	Omnicare, Inc.	7.750	06/01/20	1,944,000
	Pipelines—2.0%
4,154,000	El Paso Corp.	7.000	06/15/17	4,631,245
4,465,000	Kinder Morgan Finance Co. ULC (Canada)	5.700	01/05/16	4,721,737
				9,352,982
	Real Estate—0.4%
1,500,000	CB Richard Ellis Services, Inc.	11.625	06/15/17	1,781,250
	REITs—2.3%
3,550,000	Host Hotels & Resorts LP	6.000	11/01/20	3,541,125
6,300,000	Weyerhaeuser Co.	7.375	10/01/19	7,246,821
				10,787,946
	Retail—6.2%
3,300,000	AutoNation, Inc.	6.750	04/15/18	3,473,250
1,800,000	Gap, Inc. (The)	5.950	04/12/21	1,823,488
4,800,000	J.C. Penney Co.	5.650	06/01/20	4,812,000
3,675,000	Limited Brands, Inc.	6.900	07/15/17	3,959,812
2,623,000	Macy's Retail Holdings, Inc.	5.750	07/15/14	2,845,955
2,000,000	Macy's Retail Holdings, Inc.	5.900	12/01/16	2,172,500
1,600,000	Phillips-Van Heusen Corp.	7.375	05/15/20	1,740,000
2,650,000	Rite Aid Corp.	9.750	06/12/16	2,997,813
3,400,000	Rite Aid Corp.	8.000	08/15/20	3,680,500
1,700,000	Wendy's/Arby's Restaurants LLC	10.000	07/15/16	1,895,500
				29,400,818
	Semiconductors—0.7%
3,250,000	Advanced Micro Devices, Inc.	8.125	12/15/17	3,453,125
	Software—0.7%
3,075,000	Fidelity National Information Services, Inc.	7.625	07/15/17	3,382,500
	Telecommunications—9.9%
1,500,000	American Tower Corp.	4.625	04/01/15	1,581,594
1,000,000	American Tower Corp.	4.500	01/15/18	989,576
1,500,000	Cincinnati Bell, Inc.	8.375	10/15/20	1,507,500
1,750,000	Cricket Communications, Inc.	7.750	05/15/16	1,876,875
972,000	Crown Castle International Corp.	9.000	01/15/15	1,083,780
1,000,000	Crown Castle International Corp.	7.125	11/01/19	1,073,750
1,500,000	Frontier Communications Corp.	6.250	01/15/13	1,586,250
1,600,000	Frontier Communications Corp.	8.500	04/15/20	1,742,000
1,500,000	GCI, Inc.	8.625	11/15/19	1,661,250
1,600,000	Global Crossing Ltd. (Bermuda)	12.000	09/15/15	1,880,000
2,000,000	MetroPCS Wireless, Inc.	6.625	11/15/20	2,007,500
2,500,000	NII Capital Corp.	10.000	08/15/16	2,881,250
1,000,000	PAETEC Holding Corp.	8.875	06/30/17	1,096,250
2,900,000	Qwest Communications International, Inc.	8.000	10/01/15	3,197,250
2,600,000	Qwest Communications International, Inc.	7.125	04/01/18	2,847,000

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$2,000,000	SBA Telecommunications, Inc.	8.000%	08/15/16	$2,177,500
7,330,000	Sprint Nextel Corp.	6.000	12/01/16	7,467,438
3,900,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500	08/15/16	4,489,875
1,000,000	Windstream Corp.	8.125	08/01/13	1,102,500
4,166,000	Windstream Corp.	8.625	08/01/16	4,415,960
				46,665,098
	Textiles—0.7%
3,300,000	Mohawk Industries, Inc., Series D	7.200	04/15/12	3,489,750
	Transportation—0.6%
1,500,000	Bristow Group, Inc.	7.500	09/15/17	1,590,000
1,000,000	RailAmerica, Inc.	9.250	07/01/17	1,117,500
				2,707,500
	Total Corporate Bonds (Cost $446,271,547)			462,078,645
Number of Shares
	Money Market Fund—0.4%
1,930,214	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,930,214)			1,930,214
	Total Investments (Cost $448,201,761)—98.4%			464,008,859
	Other assets less liabilities—1.6%			7,465,951
	Net Assets—100.0%			$471,474,810

Investment Abbreviations:
MTN  – Medium-Term Notes
REIT  – Real Estate Investment Trust

See Notes to Financial Statements.

30

Portfolio Composition

PowerShares Insured California Municipal Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Ad Valorem Property Tax	28.3
Lease Revenue	18.2
Electric Power Revenue	10.5
Water Revenue	8.0
Hospital Revenue	7.7
Sewer Revenue	5.9
Sales Tax Revenue	5.5
Special Assessment	4.3
Special Tax	3.6
College Revenue	2.4
Highway Tolls Revenue	1.0
General Fund	0.9
Tax Increment Revenue	0.8
Other assets less liabilities	2.9

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.1%
	Ad Valorem Property Tax—28.3%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,328,400
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	479,515
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	973,390
1,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,002,530
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	476,110
1,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,519,440
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	498,015
500,000	Los Angeles California Community College District Ref. (Election 2001) Ser. 05A AGM	5.000	08/01/25	513,600
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,459,037
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,034,605
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	494,800
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	394,816
				10,174,258
	College Revenue—2.4%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	455,200
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	421,340
				876,540
	Electric Power Revenue—10.5%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000	10/01/31	791,888
1,500,000	California State Department of Water Resources Power Supply Rev. Ser. 10L	5.000	05/01/12	1,568,835
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	389,364
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,008,850
				3,758,937

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	General Fund—0.9%
$400,000	California State Ref. Ser. 07 NATL RE	4.250%	08/01/33	$331,424
	Highway Tolls Revenue—1.0%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	351,580
	Hospital Revenue—7.7%
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	981,150
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	929,890
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	869,929
				2,780,969
	Lease Revenue—18.2%
1,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	947,160
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,506,360
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	968,100
400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters FAC Ser. 06A NATL RE	4.250	01/01/37	309,592
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	424,935
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,055,600
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	393,684
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	949,960
				6,555,391
	Sales Tax Revenue—5.5%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,508,850
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	461,435
				1,970,285
	Sewer Revenue—5.9%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	398,416
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	338,956
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	479,485
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	432,184
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	477,210
				2,126,251
	Special Assessment—4.3%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,547,070
	Special Tax—3.6%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,287,481

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Tax Increment Revenue—0.8%
$400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250%	08/01/30	$294,156
	Water Revenue—8.0%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,023,620
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	501,990
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	441,935
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	464,910
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	458,240
				2,890,695
	Total Investments (Cost $36,022,876)(a)—97.1%			34,945,037
	Other assets less liabilities—2.9%			1,042,477
	Net Assets—100.0%			$35,987,514

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.*
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
NATL RE  – National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	29.2%
Assured Guaranty Corp.	28.1
National Public Finance Guarantee Corp.	22.5
American Municipal Bond Assurance Corp.*	7.6

*  Filed for bankruptcy on November 8, 2010.

See Notes to Financial Statements.

33

Portfolio Composition

PowerShares Insured National Municipal Bond Portfolio

State Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Alabama	1.8
Arizona	5.0
California	17.4
Colorado	1.2
Connecticut	0.1
District of Columbia	1.8
Florida	10.4
Georgia	5.7
Guam	0.6
Iowa	0.5
Illinois	5.6
Indiana	1.7
Kentucky	2.0
Louisiana	1.3
Massachusetts	0.3
Maryland	0.1
Maine	0.8
Michigan	2.3
Missouri	1.1
North Carolina	2.2
New Hampshire	0.3
New Jersey	5.5
Nevada	0.4
New York	2.4
Ohio	0.2
Oregon	1.8
Pennsylvania	13.2
Puerto Rico	1.3
South Carolina	0.9
Texas	8.4
Virginia	0.2
Washington	1.4
Other assets less liabilities	2.1

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—96.9%
	Ad Valorem Property Tax—11.8%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$1,918,060
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,185,432
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,138,480
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	2,658,660
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/27	1,483,860
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	11,244,930
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,453,710
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,007,000
2,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	2,005,060
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,507,035
1,000,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,012,960
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	1,928,960
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,423,650
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,723,575
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	2,925,570
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,575,014
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	470,275
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	892,100
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	1,979,200
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,515,650

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000%	08/01/34	$2,439,400
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,508,636
				56,997,217
	Auto Parking Revenue—0.9%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	1,936,040
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,393,600
				4,329,640
	College Revenue—3.2%
3,000,000	California State University Rev. Systemwide Ser. 09A AGC	5.250	11/01/38	2,813,670
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,013,560
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,015,982
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin' Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	997,010
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,387,788
1,000,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	1,012,110
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	250,430
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	1,804,860
				15,295,410
	Electric Power Revenue—1.5%
3,000,000	Guam Power Auth. Rev. Ser. 10A (Guam) AGM	5.000	10/01/37	2,730,150
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	871,776
2,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	2,611,650
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,008,850
				7,222,426
	General Fund—0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	414,280
	Highway Tolls Revenue—9.1%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	7,520,400
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	463,020
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,455,148
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,091,560
16,000,000	North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	16,028,000
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,184,140
8,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	8,520,800
				44,263,068
	Hospital Revenue—17.4%
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/34	528,105
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/39	2,613,625

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250%	07/01/38	$443,465
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	981,150
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	4,966,100
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05B AMBAC	5.500	04/01/37	2,505,100
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	4,791,300
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	296,973
1,570,000	District of Columbia Hospital Rev. (Children's Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,487,308
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	2,797,110
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	2,815,560
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	1,945,040
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,759,150
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	998,740
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,606,874
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,525,300
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98B AGM	5.250	01/01/28	5,598,505
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,033,480
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	421,232
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	8,743,209
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	3,940,155
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,739,560
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,031,800
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	965,230
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,395,525
1,000,000	Roanoke Virgina Industrial Development Auth. Hospital Rev. (Carilion Health System) Remarketed Ser. 05B AGM	5.000	07/01/38	939,220
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	956,550
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	940,850
2,250,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	2,094,480
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	980,690
1,500,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	1,521,075

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375%	07/01/35	$966,470
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	414,252
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser. 06A NATL RE	5.000	08/01/31	1,786,836
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,035,486
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	860,821
				84,426,326
	Hotel Occupancy Tax—0.4%
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	1,929,800
	Lease Revenue—8.0%
3,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/26	3,088,170
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,016,300
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,050,440
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	2,841,480
3,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/33	3,355,380
2,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/37	2,324,575
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	502,120
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	6,776,700
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,102,292
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	491,900
3,000,000	Michigan State Building Auth. Rev. (Facilities Program) Ser. 09H AGM	5.000	10/15/26	3,057,870
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,222,400
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,026,450
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	949,960
				38,806,037
	Miscellaneous Revenue—5.5%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	7,536,150
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	7,509,975
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,545,150
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	765,830
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	1,951,411
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,025,400
3,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	3,051,630
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,034,580
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,113,400
				26,533,526

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Port, Airport & Marina Revenue—9.9%
$3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250%	07/01/30	$3,047,760
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,502,010
5,000,000	Chicago Illinois O'Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	4,840,150
2,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09C AGM	5.000	07/01/26	2,017,200
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,513,605
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	6,695,500
25,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	24,249,000
500,000	Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	501,565
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,425,325
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,332,915
				48,125,030
	Recreational Revenue—2.0%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,151,400
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,358,400
				9,509,800
	Sales Tax Revenue—4.3%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,289,885
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,541,805
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	407,776
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	248,199
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	2,995,440
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	2,992,320
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A AGM	5.000	08/01/40	2,357,100
1,000,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	944,250
1,815,000	Regional Transit Auth. - Illinois Ser. 00A NATL RE	6.500	07/01/30	1,993,977
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,017,190
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,005,540
				20,793,482
	Sewer Revenue—3.0%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,502,550
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,559,825
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,397,425
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	477,210
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,406,790
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,017,600
				14,361,400

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Special Assessment—0.9%
$4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625%	10/01/37	$4,125,520
	Student Loan Revenue—0.8%
3,670,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,727,509
	Tax Increment Revenue—2.1%
1,000,000	Park Creek Metropolitan District Colorado Rev. Ref. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	999,250
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,235,518
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,121,350
				10,356,118
	Transit Revenue—3.3%
500,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	505,230
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	389,160
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	15,326,250
				16,220,640
	Water Revenue—12.7%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	9,474,540
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,013,770
2,250,000	Chicago Illinois Water Rev. Ref. (Second Lien) AGM	5.250	11/01/33	2,232,382
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,068,160
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	2,182,540
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,331,685
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,003,980
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	3,884,874
4,500,000	Indianapolis Industry Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	4,584,060
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,064,810
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	20,915,600
400,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 11GG	5.000	06/15/43	398,076
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,128,550
2,000,000	North Sumter County Utility Ser. 10 AGM	5.375	10/01/40	1,851,480
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	853,913
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,789,860
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	464,910
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	458,240
				61,701,430
	Total Municipal Bonds (Cost $470,725,535)			469,138,659

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Notes—1.0%
	Miscellaneous Revenue—1.0%
$5,000,000	Texas State Tax and Rev. Anticipation Notes Ser. 10 (Cost $5,028,636)	2.000%	08/31/11	$5,028,750
	Total Investments (Cost $475,754,171)(a)—97.9%			474,167,409
	Other assets less liabilities—2.1%			10,275,875
	Net Assets—100.0%			$484,443,284

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
RAC  – Revenue Anticipation Certificates
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.*
BHAC  – Berkshire Hathaway Assurance Corp.
NATL RE  – National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	50.2%
Assured Guaranty Corp.	37.4
National Public Finance Guarantee Corp.	7.0

*  Filed for bankruptcy on November 8, 2010.

See Notes to Financial Statements.

40

Portfolio Composition

PowerShares Insured New York Municipal Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Electric Power Revenue	13.7
Miscellaneous Revenue	13.2
Highway Tolls Revenue	10.7
Sales Tax Revenue	8.5
Ad Valorem Property Tax	7.6
Water Revenue	7.4
Transit Revenue	6.8
College Revenue	6.6
Recreational Revenue	4.4
Lease Revenue	4.2
Hospital Revenue	4.1
Port, Airport & Marina Revenue	4.0
Hotel Occupancy Tax	3.7
Income Tax Revenue	2.6
Other assets less liabilities	2.5

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—93.5%
	Ad Valorem Property Tax—3.6%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$990,390
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	376,220
				1,366,610
	College Revenue—6.6%
1,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	1,518,165
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	500,860
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt Mount Sinai School (Medical New York) Ser. 07 NATL RE	5.000	07/01/35	480,980
				2,500,005
	Electric Power Revenue—13.7%
500,000	Long Island Power Auth. Electric System Rev. Ser. 04A AMBAC	5.000	09/01/34	499,965
4,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	4,700,970
				5,200,935
	Highway Tolls Revenue—10.7%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/30	1,008,140
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,002,540
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	575,682
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	351,580
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,103,509
				4,041,451

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Hospital Revenue—4.1%
$600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000%	02/15/30	$609,654
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	964,190
				1,573,844
	Hotel Occupancy Tax—3.7%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,390,020
	Income Tax Revenue—2.6%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	471,525
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 09B-1	5.000	03/15/36	504,175
				975,700
	Lease Revenue—4.2%
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,011,170
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	580,664
				1,591,834
	Miscellaneous Revenue—13.2%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	544,820
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	842,413
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,069,160
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	997,080
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	542,436
				4,995,909
	Port, Airport & Marina Revenue—4.0%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,014,990
500,000	Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	501,565
				1,516,555
	Recreational Revenue—4.4%
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,089,600
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	597,072
				1,686,672
	Sales Tax Revenue—8.5%
3,190,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	3,237,276
	Transit Revenue—6.8%
2,005,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,025,972
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	545,688
				2,571,660

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Water Revenue—7.4%
$1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375%	11/01/28	$1,187,472
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	522,480
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD	6.000	06/15/40	1,082,800
				2,792,752
	Total Municipal Bonds (Cost $35,446,772)			35,441,223
	Municipal Notes—4.0%
	Ad Valorem Property Tax—4.0%
1,500,000	Oyster Bay New York BAN Ser. 11 (Cost $1,526,827)	2.500	03/09/12	1,526,745
	Total Investments (Cost $36,973,599)(a)—97.5%			36,967,968
	Other assets less liabilities—2.5%			962,070
	Net Assets—100.0%			$37,930,038

Investment Abbreviations:
Auth.  – Authority
BAN  – Bond Anticipation Notes
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.*
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
NATL RE  – National Public Finance Guarantee Corp.
XLCA  – XL Capital Assurance, Inc.

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	31.1%
National Public Finance Guarantee Corp.	16.7
Berkshire Hathaway Assurance Corp.	15.9
American Municipal Bond Assurance Corp.*	15.5
Assured Guaranty Corp.	9.9

*  Filed for bankruptcy on November 8, 2010.

See Notes to Financial Statements.

43

Portfolio Composition

PowerShares International Corporate Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Banks	39.7
Electric	13.0
Telecommunications	12.6
Pharmaceuticals	3.6
Oil & Gas	3.3
Gas	3.1
Sovereign	2.7
Commercial Services	2.3
Food	1.7
Insurance	1.7
Agriculture	1.6
Water	1.6
Auto Manufacturers	1.5
Engineering & Construction	1.4
Building Materials	1.1
Transportation	1.1
Diversified Financial Services	0.9
Distribution/Wholesale	0.8
Iron/Steel	0.7
Media	0.5
Beverages	0.4
Mining	0.4
Aerospace/Defense	0.4
Savings & Loans	0.4
Chemicals	0.3
Holding Companies-Diversified	0.3
Miscellaneous Manufacturing	0.3
Country Funds-Closed-end	0.2
Other assets less liabilities	2.4

Schedule of Investments

PowerShares International Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a)—97.6%
		Australia—5.4%
AUD	250,000	Australia & New Zealand Banking Group Ltd., Series TD	8.500%	04/22/13	$287,037
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	222,118
AUD	200,000	National Australia Bank Ltd.	8.250	05/20/13	228,851
AUD	650,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	721,215
EUR	150,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	215,987
EUR	100,000	Telstra Corp. Ltd., Series E, MTN	4.750	03/21/17	156,092
EUR	150,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	225,516
AUD	300,000	Westpac Banking Corp., MTN	7.250	11/18/16	334,794
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	256,384
					2,647,994

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a) (Continued)
		Austria—0.5%
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375%	01/24/17	$220,093
		Belgium—0.3%
EUR	100,000	Fortis Bank SA/NV, Series E, MTN	5.757	10/04/17	156,473
		Canada—9.8%
CAD	125,000	Bank of Montreal, Series DPNT	3.930	04/27/15	136,490
CAD	125,000	Bank of Montreal, Series DPNT	3.490	06/10/16	132,430
CAD	150,000	Bank of Montreal, Series DPNT	6.020	05/02/18	179,172
CAD	125,000	Bank of Nova Scotia, Series DPNT	3.350	11/18/14	133,920
CAD	1,000,000	Bank of Nova Scotia, Series DPNT	3.340	03/25/15	1,067,829
CAD	100,000	Bell Canada, MTN	4.850	06/30/14	111,441
CAD	225,000	Bell Canada	4.400	03/16/18	239,159
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.100	03/02/15	211,863
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	535,822
CAD	100,000	CDP Financial, Inc.	4.600	07/15/20	109,658
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	276,158
CAD	275,000	Rogers Communications, Inc.	5.340	03/22/21	292,981
CAD	250,000	Royal Bank of Canada, Series DPNT	3.360	01/11/16	264,510
CAD	250,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	265,034
CAD	200,000	Royal Bank of Canada	3.770	03/30/18	211,005
CAD	100,000	Shaw Communications, Inc.	5.650	10/01/19	108,838
CAD	150,000	Shaw Communications, Inc.	6.750	11/09/39	153,445
CAD	200,000	TELUS Corp., Series CH	5.050	07/23/20	212,071
GBP	100,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	194,233
					4,836,059
		Cayman Islands—0.7%
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	342,764
		Denmark—0.4%
EUR	150,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	212,922
		France—12.9%
EUR	200,000	Banque Federative du Credit Mutuel, Series E, MTN	4.000	10/22/20	272,152
EUR	100,000	BNP Paribas, Series E, MTN	5.431	09/07/17	156,105
EUR	100,000	Bouygues SA	6.125	07/03/15	164,511
EUR	100,000	Bouygues SA	4.250	07/22/20	147,713
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	142,183
EUR	150,000	Casino Guichard Perrachon SA	4.481	11/12/18	224,409
EUR	200,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	316,073
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	152,557
EUR	150,000	Electricite de France SA, Series E, MTN	6.250	01/25/21	259,380
EUR	100,000	Electricite de France SA, Series E, MTN	4.625	09/11/24	148,985
GBP	500,000	Electricite de France SA, Series E, MTN	6.125	06/02/34	928,981
EUR	75,000	France Telecom SA, Series E, MTN	4.750	02/21/17	118,012
EUR	900,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,313,540
EUR	100,000	GDF Suez, Series E, MTN	6.875	01/24/19	177,403
EUR	400,000	GDF Suez, Series E, MTN	3.500	10/18/22	554,207
EUR	200,000	Lafarge SA, Series E, MTN	5.375	11/29/18	297,021
EUR	100,000	LVMH Moet Hennessy Louis Vuitton SA, Series E, MTN	4.375	05/12/14	154,004
EUR	50,000	Societe Generale, Series E, MTN	3.750	08/21/14	75,201

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a) (Continued)
EUR	150,000	Societe Generale, Series E, MTN	3.125%	09/21/17	$211,215
EUR	100,000	Societe Generale, Series E, MTN	4.750	03/02/21	148,348
EUR	100,000	Veolia Environnement, Series E, MTN	4.375	01/16/17	152,784
GBP	150,000	Veolia Environnement, Series E, MTN	6.125	10/29/37	275,201
					6,389,985
		Germany—2.0%
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	216,299
EUR	150,000	Commerzbank AG, Series E, MTN	6.375	03/22/19	218,046
EUR	50,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	79,957
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	221,187
AUD	100,000	Landwirtschaftliche Rentenbank, MTN	6.500	04/12/17	111,006
EUR	100,000	Merck Financial Services GmbH, Series E, MTN	4.500	03/24/20	151,907
					998,402
		Italy—8.3%
EUR	100,000	Atlantia SpA, Series E, MTN	5.000	06/09/14	155,361
EUR	700,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	991,460
EUR	100,000	Banco Popolare SC, Series E, MTN	4.125	10/22/14	148,749
GBP	200,000	Enel SpA, Series E, MTN	6.250	06/20/19	363,013
EUR	400,000	ENI SpA	4.125	09/16/19	593,552
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	155,097
EUR	200,000	Intesa Sanpaolo SpA, Series E, MTN	3.375	01/19/15	292,193
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	283,342
GBP	200,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	374,396
EUR	200,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	292,559
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	149,463
EUR	100,000	UniCredit SpA, Series E, MTN	5.250	01/14/14	153,762
EUR	100,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	151,536
					4,104,483
		Japan—4.2%
JPY	50,000,000	Development Bank of Japan	1.650	06/20/12	625,411
JPY	10,000,000	Development Bank of Japan	1.750	03/17/17	130,293
JPY	50,000,000	Development Bank of Japan	1.050	06/20/23	586,100
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	284,829
JPY	40,000,000	Tokyo Electric Power Co., Inc. (The), Series 517	1.355	06/15/15	463,279
					2,089,912
		Jersey Islands—0.7%
GBP	200,000	BAA Funding Ltd., Series E, MTN	6.750	12/03/26	369,792
		Luxembourg—3.1%
EUR	200,000	ArcelorMittal	9.375	06/03/16	361,752
EUR	250,000	Enel Finance International SA, Series E, MTN	5.000	09/14/22	382,259
EUR	250,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	383,066
CHF	225,000	Nestle Finance International Ltd., Series E, MTN	2.000	08/05/13	266,308
EUR	100,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	155,109
					1,548,494
		Netherlands—14.6%
EUR	200,000	ABN Amro Bank NV, Series E, MTN	3.625	10/06/17	282,881
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	388,989
EUR	150,000	Deutsche Bahn Finance BV, MTN	4.875	03/12/19	240,247
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	727,414

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a) (Continued)
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750%	05/07/20	$1,856,113
EUR	250,000	EDP Finance BV, Series E, MTN	3.250	03/16/15	343,108
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	149,366
EUR	100,000	ING Bank NV	3.375	03/03/15	147,351
EUR	100,000	ING Groep NV, Series E, MTN	4.750	05/31/17	151,299
EUR	100,000	Koninklijke KPN NV, Series G, MTN	4.000	06/22/15	152,032
EUR	100,000	Rabobank Nederland, Series E, MTN	3.000	02/16/15	147,375
EUR	350,000	Rabobank Nederland, Series E, MTN	3.375	04/21/17	504,530
EUR	100,000	Rabobank Nederland, Series E, MTN	4.750	01/15/18	154,871
EUR	100,000	Rabobank Nederland, Series G, MTN	4.125	01/14/20	146,439
EUR	300,000	Rabobank Nederland, Series G, MTN	3.750	11/09/20	404,664
EUR	100,000	Repsol International Finance BV, Series E, MTN	6.500	03/27/14	161,364
EUR	100,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	174,525
EUR	500,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	778,139
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	144,399
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	171,626
					7,226,732
		Norway—0.4%
EUR	75,000	DnB NOR Bank ASA, Series E, MTN	3.875	06/29/20	107,402
GBP	50,000	Statoil ASA, Series E, MTN	6.875	03/11/31	103,332
					210,734
		Spain—5.7%
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	141,256
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	215,987
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250	07/09/14	153,959
GBP	150,000	Iberdrola Finanzas SAU, Series E, MTN	7.375	01/29/24	285,839
EUR	100,000	Santander International Debt SA Unipersonal, MTN	3.500	08/12/14	144,901
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	4.125	10/04/17	142,730
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	146,649
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,426,125
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	148,164
					2,805,610
		Sweden—2.7%
EUR	100,000	Akzo Nobel Sweden Finance AB	7.750	01/31/14	165,775
EUR	200,000	Nordea Bank AB, Series E, MTN	2.750	08/11/15	286,233
EUR	100,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	142,289
EUR	200,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	348,484
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	165,003
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	231,829
					1,339,613
		Switzerland—3.8%
EUR	150,000	Credit Suisse/Guernsey, Series E, MTN	2.875	09/24/15	216,108
EUR	125,000	Credit Suisse/London, Series E, MTN	3.875	01/25/17	184,150
CHF	200,000	Holcim Ltd., Series E, MTN	4.000	12/09/13	243,658
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	777,283
CHF	100,000	Swisscom AG	3.250	09/14/18	120,207
EUR	225,000	UBS AG/London, Series E, MTN	3.500	07/15/15	333,191
					1,874,597

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio

April 30, 2011 (Unaudited)

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a) (Continued)
		United Kingdom—21.7%
GBP	700,000	Barclays Bank PLC, Series E, MTN	10.000%	05/21/21	$1,467,427
GBP	250,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	436,426
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	394,825
GBP	200,000	British Telecommunications PLC, MTN	8.750	12/07/16	401,721
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,392,827
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	853,104
EUR	100,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	148,573
GBP	850,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,594,210
GBP	200,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	328,358
GBP	100,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	198,151
GBP	100,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	217,097
GBP	175,000	Lloyds TSB Bank PLC, Series E, MTN	6.375	04/15/14	315,675
GBP	350,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	600,023
GBP	100,000	Nationwide Building Society, Series E, MTN	5.625	09/09/19	173,071
GBP	100,000	Rolls-Royce PLC	6.750	04/30/19	193,013
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.375	04/29/14	358,987
GBP	400,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	704,668
GBP	400,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.875	05/17/25	705,878
GBP	125,000	Tesco PLC, Series E, MTN	6.125	02/24/22	229,320
					10,713,354
		United States—0.4%
EUR	100,000	BMW US Capital LLC, Series E, MTN	5.000	05/28/15	158,301
JPY	5,000,000	General Electric Capital Corp., Series E, MTN	1.000	03/21/12	61,764
					220,065
		Total Investments (Cost $45,576,688)—97.6%			48,308,078
		Other assets less liabilities—2.4%			1,166,992
		Net Assets—100.0%			$49,475,070

Investment Abbreviations:
DIP  – Debt Issuance Program
DPNT  – Deposit Notes
MTN  – Medium-Term Notes
TD    – Time Deposits

Currency Legend
AUD  – Australian Dollar
CAD  – Canadian Dollar
CHF  – Swiss Franc
EUR  – Euro
GBP  – British Pound
JPY  – Japanese Yen
SEK  – Swedish Krona

Notes to Schedule of Investments:

(a)  Foreign denominated security. Principal amount denominated in currency indicated.

See Notes to Financial Statements.

48

Portfolio Composition

PowerShares Preferred Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Banks	50.5
Diversified Financial Services	23.5
Insurance	10.0
REITs	6.6
Electric	5.3
Media	2.8
Telecommunications	1.5
Chemicals	0.1
Money Market Fund	1.6
Liabilities in excess of other assets	(1.9)

Schedule of Investments

PowerShares Preferred Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—100.3%
	Banks—50.5%
379,064	BAC Capital Trust X, 6.25%, Series B	$8,889,051
1,836,306	Bank of America Corp., 8.20%	47,743,956
1,818,215	Bank of America Corp., 8.63%, Series MER	48,946,348
2,461,099	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	65,465,233
611,834	BB&T Capital Trust VI, 9.60%	17,100,760
246,079	BNY Capital V, 5.95%, Series F	6,183,965
1,107,462	Deutsche Bank Capital Funding Trust IX, 6.63%	27,376,461
279,093	Deutsche Bank Contingent Capital Trust III, 7.60%	7,457,365
1,434,488	Deutsche Bank Contingent Capital Trust V, 8.05%	39,018,074
812,610	Fifth Third Capital Trust VI, 7.25%	20,778,438
595,593	Goldman Sachs Group, Inc. (The), 6.13%	14,669,455
372,678	Goldman Sachs Group, Inc. (The), 6.20%, Series B	9,309,496
1,794,263	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	49,216,634
1,922,607	HSBC Holdings PLC, 8.13% (United Kingdom)	52,717,884
1,980,249	JPMorgan Chase & Co., 8.63%, Series J	54,734,082
1,329,305	JPMorgan Chase Capital X, 7.00%	34,003,622
468,077	KeyCorp Capital IX, 6.75%	11,800,221
380,536	Lloyds Banking Group PLC, 7.75% (United Kingdom)	10,167,922
764,443	National City Capital Trust II, 6.63%	19,531,519
405,630	PNC Capital Trust D, 6.13%	10,177,257
641,041	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	18,455,570

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
1,419,703	USB Capital XI, 6.60%	$36,330,200
1,325,659	Wachovia Capital Trust IV, 6.38%	33,512,659
2,478,830	Wells Fargo & Co., 8.00%, Series J	71,613,399
		715,199,571
	Chemicals—0.1%
21,367	E.I. du Pont de Nemours & Co., 4.50%, Series B	1,947,816
	Diversified Financial Services—23.5%
110,030	Ameriprise Financial, Inc., 7.75%	3,063,235
162,470	Capital One Capital II, 7.50%	4,155,983
2,234,935	Citigroup Capital XII, 8.50%	59,114,031
2,141,983	Citigroup Capital XIII, 7.88%	59,461,448
1,293,129	Countrywide Capital V, 7.00%	32,017,874
665,909	Credit Suisse Guernsey, 7.90% (Switzerland)	18,192,634
771,086	General Electric Capital Corp., 5.88%	19,462,211
1,576,044	General Electric Capital Corp., 6.10%	40,126,080
803,013	JPMorgan Chase Capital XXIX, 6.70%	20,958,639
843,376	JPMorgan Chase Capital XXVIII, 7.20%	22,079,584
2,095,671	Morgan Stanley Capital Trust VII, 6.60%	51,490,636
152,475	SLM Corp., 6.00%	3,288,886
		333,411,241
	Electric—5.3%
946,146	Alabama Power Co., 5.88%, Series 07-B	24,732,256
118,780	BGE Capital Trust II, 6.20%	2,963,561
22,006	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	2,092,330
318,056	Dominion Resources, Inc., 8.38%, Series A	9,147,291
118,447	Entergy Arkansas, Inc., 5.75%	2,961,175

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares Preferred Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
210,708	Entergy Texas, Inc., 7.88%	$6,140,031
78,964	Interstate Power & Light Co., 8.38%, Series B	2,291,535
612,060	NextEra Energy Capital Holdings, Inc., 6.60%, Series A	15,595,289
54,982	Pacific Gas & Electric Co., 6.00%, Series A	1,463,071
79,274	SCANA Corp., 7.70%	2,210,159
186,931	Xcel Energy, Inc., 7.60%	5,069,569
		74,666,267
	Insurance—10.0%
1,372,164	Aegon NV, 6.38%(Netherlands)	31,916,535
888,780	Allianz SE, 8.38%(Germany)	23,719,316
694,804	American International Group, Inc., 7.70%	17,529,905
153,475	Arch Capital Group Ltd., 8.00%, Series A	3,885,987
184,152	Assured Guaranty Municipal Holdings, Inc., 6.25%	4,091,858
109,869	Berkley W.R. Capital Trust II, 6.75%	2,734,640
98,603	Endurance Specialty Holdings Ltd., 7.75%, Series A	2,567,622
155,294	Everest Re Capital Trust II, 6.20%, Series B	3,748,797
75,660	Markel Corp., 7.50%	1,948,245
763,276	MetLife, Inc., 6.50%, Series B	19,501,702
243,778	PartnerRe Ltd., 6.75%, Series C	6,057,883
241,439	Principal Financial Group, Inc., 6.52%, Series B	6,031,146
100,053	Prudential Financial, Inc., 9.00%	2,809,488
247,180	Prudential PLC, 6.50%(United Kingdom)	6,181,972
263,904	RenaissanceRe Holdings Ltd., 6.60%, Series D	6,613,434
46,795	Selective Insurance Group, Inc., 7.50%	1,176,426
61,403	Torchmark Capital Trust III, 7.10%	1,556,566
		142,071,522
	Media—2.8%
317,785	CBS Corp., 6.75%	8,068,561
895,075	Comcast Corp., 7.00%, Series B	22,994,477
334,710	Viacom, Inc., 6.85%	8,632,171
		39,695,209
	REITs—6.6%
79,054	Equity Residential Properties, 6.48%, Series N	1,996,114
370,251	Kimco Realty Corp., 7.75%, Series G	9,589,501
136,059	PS Business Parks, Inc., 7.00%, Series H	3,401,475
1,305,733	Public Storage, 6.50%, Series Q	32,982,816
1,009,068	Public Storage, 7.25%, Series I	25,509,239

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
167,099	Realty Income Corp., 6.75%, Series E	$4,202,540
286,859	Vornado Realty LP, 7.88%	7,756,667
318,535	Vornado Realty Trust, 6.63%, Series I	7,858,258
		93,296,610
	Telecommunications—1.5%
526,972	AT&T, Inc., 6.38%	13,938,409
291,474	Telephone & Data Systems, Inc., 6.63%	7,170,261
		21,108,670
	Total Preferred Stocks and Other Equity Interests (Cost $1,262,046,413)	1,421,396,906
	Money Market Fund—1.6%
22,809,778	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $22,809,778)	22,809,778
	Total Investments (Cost $1,284,856,191)—101.9%	1,444,206,684
	Liabilities in excess of other assets—(1.9%)	(26,721,730)
	Net Assets—100.0%	$1,417,484,954

Investment Abbreviations:
REIT  – Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.9%

See Notes to Financial Statements.

50

Portfolio Composition

PowerShares VRDO Tax-Free Weekly Portfolio

State Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Alabama	0.2
California	4.3
Colorado	5.4
District of Columbia	0.7
Florida	5.9
Georgia	5.8
Illinois	11.5
Indiana	5.2
Kentucky	1.3
Massachusetts	4.8
Maryland	0.1
Mississippi	0.5
North Carolina	0.1
New Hampshire	3.2
New Jersey	7.4
New York	15.0
Pennsylvania	8.8
Rhode Island	0.7
Tennessee	3.1
Texas	13.0
Virginia	0.5
Other assets less liabilities	2.5

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#)—97.5%
	Ad Valorem Property Tax—6.6%
$3,700,000	Chicago Illinois Board of Education Ser. 00B AGM	0.750%	03/01/32	$3,700,000
18,320,000	Chicago Illinois Board of Education Ser. 00D AGM	0.800	03/01/32	18,320,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.500	11/15/26	5,000,000
400,000	New York - City of New York Sub-Ser. 96-J3 (Remarketed)	0.220	02/15/16	400,000
1,500,000	Shelby County Tennessee Ser. 06C	0.750	12/01/31	1,500,000
				28,920,000
	College Revenue—10.6%
2,160,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser. 02A	0.850	04/01/22	2,160,000
1,500,000	Charlottesville Virginia Industrial Development Auth. Educational Facilities Rev. (University of Virginia Foundation Projects) Ser. 06B	0.280	12/01/37	1,500,000
20,000,000	New York State Dormitory Auth. Rev. (Rockefeller University) Ser. 09B	0.220	07/01/40	20,000,000
3,000,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.340	04/01/35	3,000,000
4,900,000	Shelby County Health Educational & Housing Facilities Board Rev. (Southern College of Optometry Project) Ser. 01	3.250	06/01/26	4,900,000
15,100,000	University of Texas Rev. (Financing System) Ser. 08B	0.170	08/01/32	15,100,000
				46,660,000
	Electric Power Revenue—13.0%
23,200,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.450	05/15/24	23,200,000
12,770,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.240	10/01/34	12,770,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.750	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.800%	12/01/29	9,000,000
7,600,000	Municipal Electric Auth. of Georgia (Project One-Remarketed) Ser. 94B AGM	1.000	01/01/16	7,600,000
3,000,000	Municipal Electric Auth. of Georgia Subordinated (Remarketed) Ser. 94D AGM	0.700	01/01/22	3,000,000
				57,570,000

See Notes to Financial Statements.

51

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
	Fuel Sales Tax Revenue—0.7%
$3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B AGM	0.750	11/01/22	$3,050,000
	General Fund—0.1%
500,000	North Carolina State Public Improvements Ser. 02D	0.240	05/01/21	500,000
	Highway Tolls Revenue—11.3%
4,800,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev. Ser. 07B-1	0.800	07/01/32	4,800,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.400	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.400	01/01/17	1,400,000
17,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.600	01/01/24	17,300,000
14,850,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-2 AGM	0.750	01/01/24	14,850,000
700,000	New Jersey Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	0.280	01/01/18	700,000
1,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Ref. Rev. Ser. 03-C-2 AGM	0.650	07/01/25	1,000,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.250	07/01/40	5,000,000
2,910,000	Triborough Bridge & Tunnel Auth. New York Rev. Ser. 05A	0.750	11/01/35	2,910,000
				49,760,000
	Hospital Revenue—17.5%
19,000,000	Harris County Texas Health Facilities Development Corp. Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A AGM	0.750	06/01/27	19,000,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.470	01/01/48	15,585,000
14,300,000	New Hampshire Health & Education Facilities Auth. Rev. (Dartmouth Hitchcock Obligation) Ser. 01A AGM	0.750	08/01/31	14,300,000
5,550,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.800	11/01/26	5,550,000
22,970,000	White County Industrial Hospital Association Lease Rental Rev. Ser. 06	1.530	10/01/38	22,970,000
				77,405,000
	Industrial Revenue—2.5%
900,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.850	08/01/32	900,000
2,300,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	1.530	12/01/37	2,300,000
7,945,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.250	02/01/22	7,945,000
				11,145,000
	Lease Revenue—1.9%
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.290%	07/01/21	5,000,000
3,215,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.250	04/01/30	3,215,000
				8,215,000
	Local Housing Revenue—1.0%
990,000	Alabama Housing Financing Auth. Ref. Ser. 89	1.830	04/01/14	990,000
3,380,000	Colorado Housing & Financing Auth. (Multi-Family Project) Class I Ser. 05A2	0.800	04/01/36	3,380,000
				4,370,000

See Notes to Financial Statements.

52

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
	Miscellaneous Revenue—14.1%
$400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.340	08/01/16	$400,000
1,500,000	Blount County Public Building Authority	0.910	06/01/32	1,500,000
4,375,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.310	06/01/29	4,375,000
2,600,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85A	0.320	12/01/18	2,600,000
15,000,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 85C	0.320	12/01/20	15,000,000
11,500,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 86-1	0.310	08/01/16	11,500,000
10,000,000	Illinois State Ser. 03B	3.250	10/01/33	10,000,000
10,000,000	Massachusetts Bay Transportation Auth. (General Transportation System) Ser. 00	0.600	03/01/30	10,000,000
1,600,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.350	03/01/25	1,600,000
5,165,000	Southern California Public Power Auth. Transmission Project Rev. (Southern Transmission Project) Ser. 01-A AGM	0.750	07/01/21	5,165,000
				62,140,000
	Multiple Utility Revenue—4.4%
19,350,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.500	11/01/36	19,350,000
	Port, Airport & Marina Revenue—0.6%
2,880,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09-A-1	0.290	10/01/39	2,880,000
	Tax Increment Revenue—0.2%
915,000	Denver Colorado Urban Renewal Auth. Tax Increment Rev. Ref. (South Broadway Urban Renewal Project) Ser. 02	3.000	12/01/15	915,000
	Transit Revenue—4.9%
800,000	California Transit Finance Auth. Ser. 97 AGM	0.800	10/01/27	800,000
16,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.400	11/01/29	16,190,000
4,550,000	Metropolitan Transportation Auth. of New York Rev. Ref. Ser. 02D-2 AGM	0.800	11/01/32	4,550,000
				21,540,000
	Water Revenue—8.1%
15,000,000	Forsyth County Georgia Water & Sewage Auth. Rev. Ser. 05B	0.750	04/01/35	15,000,000
5,060,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08C	0.260	11/01/26	5,060,000
5,900,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08D	0.260%	08/01/11	5,900,000
2,000,000	Metropolitan Water District Southern California Rev. Ser. 00B-2	0.300	07/01/35	2,000,000
8,000,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.220	07/01/37	8,000,000
				35,960,000
	Total Investments (Cost $430,380,000)(a)—97.5%			$430,380,000
	Other assets less liabilities—2.5%			10,863,182
	Net Assets—100.0%			$441,243,182

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2011 (Unaudited)

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.  – Series

Glossary of Terms:
AGM  – Assured Guaranty Municipal Corp.
NATL RE  – National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(#)  Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!)  Variable rate coupon. Stated interest rate was in effect at April 30, 2011.

(a)  This table, as of April 30, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	42.2%

See Notes to Financial Statements.

54

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Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Build America Bond Portfolio	PowerShares CEF Income Composite Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares Fundamental High Yield® Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
ASSETS:
Unaffiliated investments, at value	$282,587,319	$669,252,487	$208,491,735	$976,863,684	$464,008,859	$34,945,037
Affiliated investments, at value (Note 4)	—	—	797,175	—	—	—
Total investments, at value	282,587,319	669,252,487	209,288,910	976,863,684	464,008,859	34,945,037
Cash	—	904,015	36,828	948,425	—	515,004
Foreign currencies, at value	—	—	—	—	—	—
Receivables:
Dividends and interest	3,030,777	12,195,366	190,507	15,186,652	9,287,692	536,108
Investments sold	—	—	3,719,361	—	1,853,756	—
Foreign tax reclaims	—	—	—	—	—	—
Shares sold	—	—	—	10,657,900	—	—
Total Assets	285,618,096	682,351,868	213,235,606	1,003,656,661	475,150,307	35,996,149
LIABILITIES:
Due to custodian	90,197	—	—	—	413,571	—
Payables:
Shares repurchased	—	—	3,882,403	—	—	—
Investments purchased	—	—	—	12,061,433	3,071,570	—
Accrued unitary management fees	57,935	155,162	85,814	394,015	190,356	8,023
Accrued expenses	—	335	—	—	—	612
Total Liabilities	148,132	155,497	3,968,217	12,455,448	3,675,497	8,635
NET ASSETS	$285,469,964	$682,196,371	$209,267,389	$991,201,213	$471,474,810	$35,987,514
NET ASSETS CONSIST OF:
Shares of beneficial interest	$294,720,562	$667,698,392	$205,972,444	$960,622,141	$450,273,940	$37,596,555
Undistributed net investment income (loss)	(1,508,926)	(166,144)	(2,512,188)	(2,335,780)	(1,687,504)	(29,533)
Undistributed net realized gain (loss)	(202,834)	(982,084)	(1,343,992)	15,420,293	7,081,276	(501,669)
Net unrealized appreciation (depreciation)	(7,538,838)	15,646,207	7,151,125	17,494,559	15,807,098	(1,077,839)
Net Assets	$285,469,964	$682,196,371	$209,267,389	$991,201,213	$471,474,810	$35,987,514
Shares outstanding (unlimited amount authorized, $ 0.01 par value)	10,250,000	26,350,000	8,050,000	37,100,000	25,300,000	1,600,000
Net asset value	$27.85	$25.89	$26.00	$26.72	$18.64	$22.49
Share price	$27.91	$25.85	$26.00	$26.72	$18.66	$22.48
Unaffiliated investments, at cost	$290,126,157	$653,606,280	$201,296,806	$959,369,125	$448,201,761	$36,022,876
Affiliated investments, at cost	$—	$—	$840,979	$—	$—	$—
Total investments, at cost	$290,126,157	$653,606,280	$202,137,785	$959,369,125	$448,201,761	$36,022,876
Foreign currencies, at cost	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

56

	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares International Corporate Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
ASSETS:
Unaffiliated investments, at value	$474,167,409	$36,967,968	$48,308,078	$1,444,206,684	$430,380,000
Affiliated investments, at value (Note 4)	—	—	—	—	—
Total investments, at value	474,167,409	36,967,968	48,308,078	1,444,206,684	430,380,000
Cash	312,750	336,008	69,954	31,102	10,765,696
Foreign currencies, at value	—	—	10,811	—	—
Receivables:
Dividends and interest	7,427,723	635,295	1,129,905	4,958,803	189,840
Investments sold	7,529,548	—	575,325	11,630,753	—
Foreign tax reclaims	—	—	10,882	—	—
Shares sold	—	—	1,455,153	720,257	—
Total Assets	489,437,430	37,939,271	51,560,108	1,461,547,599	441,335,536
LIABILITIES:
Due to custodian	—	—	—	—	—
Payables:
Shares repurchased	—	—	—	—	—
Investments purchased	4,883,755	—	2,066,467	43,486,959	—
Accrued unitary management fees	109,779	8,621	18,571	575,686	91,742
Accrued expenses	612	612	—	—	612
Total Liabilities	4,994,146	9,233	2,085,038	44,062,645	92,354
NET ASSETS	$484,443,284	$37,930,038	$49,475,070	$1,417,484,954	$441,243,182
NET ASSETS CONSIST OF:
Shares of beneficial interest	$492,242,772	$38,453,708	$47,040,712	$1,313,822,839	$441,006,541
Undistributed net investment income (loss)	(122,082)	(69,487)	(242,943)	(1,107,521)	233,541
Undistributed net realized gain (loss)	(6,090,644)	(448,552)	(112,829)	(54,580,857)	3,100
Net unrealized appreciation (depreciation)	(1,586,762)	(5,631)	2,790,130	159,350,493	—
Net Assets	$484,443,284	$37,930,038	$49,475,070	$1,417,484,954	$441,243,182
Shares outstanding (unlimited amount authorized, $ 0.01 par value)	21,250,000	1,700,000	1,700,000	98,400,000	17,650,000
Net asset value	$22.80	$22.31	$29.10	$14.41	$25.00
Share price	$22.79	$22.28	$29.09	$14.42	$25.00
Unaffiliated investments, at cost	$475,754,171	$36,973,599	$45,576,688	$1,284,856,191	$430,380,000
Affiliated investments, at cost	$—	$—	$—	$—	$—
Total investments, at cost	$475,754,171	$36,973,599	$45,576,688	$1,284,856,191	$430,380,000
Foreign currencies, at cost	$—	$—	$10,748	$—	$—

57

Statements of Operations

Six Months Ended April 30, 2011 (Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Build America Bond Portfolio	PowerShares CEF Income Composite Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares Fundamental High Yield® Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
INVESTMENT INCOME:
Unaffiliated interest income	$3,880,704	$19,197,854	$—	$26,792,107	$13,479,934	$961,106
Unaffiliated dividend income	346	—	6,676,740	2,348	1,594	—
Affiliated dividend income (Note 4)	—	—	7,398	—	—	—
Foreign withholding tax	—	—	—	(86,737)	—	—
Total Income	3,881,050	19,197,854	6,684,138	26,707,718	13,481,528	961,106
EXPENSES:
Unitary management fees	306,420	1,087,203	466,075	2,287,401	1,059,770	67,980
Other expenses	—	335	—	—	—	—
Total Expenses	306,420	1,087,538	466,075	2,287,401	1,059,770	67,980
Unitary management fees waivers	—	(217,441)	—	—	—	(13,596)
Net Expenses	306,420	870,097	466,075	2,287,401	1,059,770	54,384
Net Investment Income	3,574,630	18,327,757	6,218,063	24,420,317	12,421,758	906,722
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(480,656)	(866,720)	(2,147,344)	(1,071,648)	1,585,910	(496,328)
In-kind redemptions	294,035	—	1,820,700	18,470,997	6,238,518	—
Foreign currencies	—	—	—	—	—	—
Distributions from underlying fund shares	—	—	46,894	—	—	—
Net realized gain (loss)	(186,621)	(866,720)	(279,750)	17,399,349	7,824,428	(496,328)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,767,432)	(546,357)	1,805,523	(69,101,880)	(2,382,239)	(2,673,715)
Foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(9,767,432)	(546,357)	1,805,523	(69,101,880)	(2,382,239)	(2,673,715)
Net realized and unrealized gain (loss)	(9,954,053)	(1,413,077)	1,525,773	(51,702,531)	5,442,189	(3,170,043)
Net increase (decrease) in net assets resulting from operations	$(6,379,423)	$16,914,680	$7,743,836	$(27,282,214)	$17,863,947	$(2,263,321)

See Notes to Financial Statements.

58

	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares International Corporate Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
INVESTMENT INCOME:
Unaffiliated interest income	$13,053,580	$899,307	$761,546	$—	$2,016,624
Unaffiliated dividend income	—	—	—	49,504,756	—
Affiliated dividend income (Note 4)	—	—	—	—	—
Foreign withholding tax	—	—	(14,391)	—	—
Total Income	13,053,580	899,307	747,155	49,504,756	2,016,624
EXPENSES:
Unitary management fees	889,594	66,333	98,833	3,392,159	659,965
Other expenses	—	—	—	—	—
Total Expenses	889,594	66,333	98,833	3,392,159	659,965
Unitary management fees waivers	(177,919)	(13,267)	—	—	—
Net Expenses	711,675	53,066	98,833	3,392,159	659,965
Net Investment Income	12,341,905	846,241	648,322	46,112,597	1,356,659
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(4,427,144)	(186,583)	(55,219)	1,847,350	3,100
In-kind redemptions	—	—	—	14,860,211	—
Foreign currencies	—	—	(54,963)	—	—
Distributions from underlying fund shares	—	—	—	—	—
Net realized gain (loss)	(4,427,144)	(186,583)	(110,182)	16,707,561	3,100
Net change in unrealized appreciation (depreciation) on:
Investments	(34,444,127)	(2,308,662)	1,757,600	(3,489,709)	(3,100)
Foreign currencies	—	—	73,603	—	—
Net change in unrealized appreciation (depreciation)	(34,444,127)	(2,308,662)	1,831,203	(3,489,709)	(3,100)
Net realized and unrealized gain (loss)	(38,871,271)	(2,495,245)	1,721,021	13,217,852	—
Net increase (decrease) in net assets resulting from operations	$(26,529,366)	$(1,649,004)	$2,369,343	$59,330,449	$1,356,659

59

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio		PowerShares Build America Bond Portfolio		PowerShares CEF Income Composite Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	For the Period November 16, 2009* Through October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	For the Period February 16, 2010* Through October 31, 2010
OPERATIONS:
Net investment income	$3,574,630	$2,372,573	$18,327,757	$15,156,662	$6,218,063	$4,013,118
Net realized gain (loss)	(186,621)	2,213,832	(866,720)	(115,364)	(279,750)	(730,229)
Net change in unrealized appreciation (depreciation)	(9,767,432)	2,602,479	(546,357)	16,192,564	1,805,523	5,345,602
Net increase (decrease) in net assets resulting from operations	(6,379,423)	7,188,884	16,914,680	31,233,862	7,743,836	8,628,491
Undistributed net investment income (loss) included in the price of units issued and redeemed	(922,632)	(14,231)	(9,917)	104,373	(400,210)	394,437
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,160,924)	(2,372,573)	(18,483,984)	(15,160,337)	(8,330,041)	(4,013,118)
Tax-exempt income	—	—	—	—	—	—
Return of capital	—	(343,489)	—	(274,123)	—	(1,913,266)
Total distributions to shareholders	(4,160,924)	(2,716,062)	(18,483,984)	(15,434,460)	(8,330,041)	(5,926,384)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	232,582,764	46,531,933	139,426,958	553,806,111	60,300,530	178,467,464
Value of shares repurchased	(12,596,686)	(41,160,807)	(25,266,796)	—	(16,540,596)	(15,075,911)
Net income (loss) equalization	922,632	14,231	9,917	(104,373)	400,210	(394,437)
Net increase (decrease) in net assets resulting from shares transactions	220,908,710	5,385,357	114,170,079	553,701,738	44,160,144	162,997,116
Increase (Decrease) in Net Assets	209,445,731	9,843,948	112,590,858	569,605,513	43,173,729	166,093,660
NET ASSETS:
Beginning of period	76,024,233	66,180,285	569,605,513	—	166,093,660	—
End of period	$285,469,964	$76,024,233	$682,196,371	$569,605,513	$209,267,389	$166,093,660
Undistributed net investment income (loss) at end of period	$(1,508,926)	$—	$(166,144)	$—	$(2,512,188)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,100,000	1,650,000	5,550,000	21,800,000	2,350,000	6,950,000
Shares repurchased	(450,000)	(1,450,000)	(1,000,000)	—	(650,000)	(600,000)
Shares outstanding, beginning of period	2,600,000	2,400,000	21,800,000	—	6,350,000	—
Shares outstanding, end of period	10,250,000	2,600,000	26,350,000	21,800,000	8,050,000	6,350,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

60

	PowerShares Emerging Markets Sovereign Debt Portfolio		PowerShares Fundamental High Yield® Corporate Bond Portfolio		PowerShares Insured California Municipal Bond Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income	$24,420,317	$35,667,756	$12,421,758	$17,867,170	$906,722	$1,644,013
Net realized gain (loss)	17,399,349	3,996,026	7,824,428	10,253,446	(496,328)	(5,341)
Net change in unrealized appreciation (depreciation)	(69,101,880)	65,240,729	(2,382,239)	3,874,819	(2,673,715)	1,344,695
Net increase (decrease) in net assets resulting from operations	(27,282,214)	104,904,511	17,863,947	31,995,435	(2,263,321)	2,983,367
Undistributed net investment income (loss) included in the price of units issued and redeemed	(268,630)	(1,385,806)	61,216	737,118	13,938	(20,779)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,487,467)	(35,667,756)	(14,170,478)	(18,390,580)	(950,193)	(60,190)
Tax-exempt income	—	—	—	—	—	(1,648,334)
Return of capital	—	(870,695)	—	—	—	—
Total distributions to shareholders	(26,487,467)	(36,538,451)	(14,170,478)	(18,390,580)	(950,193)	(1,708,524)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	261,755,317	597,967,608	130,984,407	281,534,114	7,835,453	10,638,278
Value of shares repurchased	(219,699,324)	(83,295,548)	(55,096,045)	(75,182,109)	(12,274,641)	—
Net income (loss) equalization	268,630	1,385,806	(61,216)	(737,118)	(13,938)	20,779
Net increase (decrease) in net assets resulting from shares transactions	42,324,623	516,057,866	75,827,146	205,614,887	(4,453,126)	10,659,057
Increase (Decrease) in Net Assets	(11,713,688)	583,038,120	79,581,831	219,956,860	(7,652,702)	11,913,121
NET ASSETS:
Beginning of period	1,002,914,901	419,876,781	391,892,979	171,936,119	43,640,216	31,727,095
End of period	$991,201,213	$1,002,914,901	$471,474,810	$391,892,979	$35,987,514	$43,640,216
Undistributed net investment income (loss) at end of period	$(2,335,780)	$—	$(1,687,504)	$—	$(29,533)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,800,000	22,300,000	7,100,000	15,600,000	350,000	450,000
Shares repurchased	(8,200,000)	(3,200,000)	(3,000,000)	(4,200,000)	(550,000)	—
Shares outstanding, beginning of period	35,500,000	16,400,000	21,200,000	9,800,000	1,800,000	1,350,000
Shares outstanding, end of period	37,100,000	35,500,000	25,300,000	21,200,000	1,600,000	1,800,000

61

Statements of Changes in Net Assets (Continued)

	PowerShares Insured National Municipal Bond Portfolio		PowerShares Insured New York Municipal Bond Portfolio		PowerShares International Corporate Bond Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	For the Period June 1, 2010* Through October 31, 2010
OPERATIONS:
Net investment income	$12,341,905	$24,021,840	$846,241	$1,679,546	$648,322	$81,544
Net realized gain (loss)	(4,427,144)	1,119,903	(186,583)	5,046	(110,182)	(71,971)
Net change in unrealized appreciation (depreciation)	(34,444,127)	15,017,058	(2,308,662)	1,471,771	1,831,203	958,927
Net increase (decrease) in net assets resulting from operations	(26,529,366)	40,158,801	(1,649,004)	3,156,363	2,369,343	968,500
Undistributed net investment income (loss) included in the price of units issued and redeemed	234,766	(389,154)	1,987	(17,667)	(189,824)	(328,637)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,698,753)	(603,904)	(917,715)	(46,279)	(719,830)	—
Tax-exempt income	—	(24,021,840)	—	(1,672,734)	—	—
Return of capital	—	—	—	—	—	(106,097)
Total distributions to shareholders	(12,698,753)	(24,625,744)	(917,715)	(1,719,013)	(719,830)	(106,097)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	37,964,354	218,698,787	2,199,409	7,000,013	16,616,832	33,081,133
Value of shares repurchased	(172,359,437)	(22,453,010)	(3,400,267)	—	(2,734,811)	—
Net income (loss) equalization	(234,766)	389,154	(1,987)	17,667	189,824	328,637
Net increase (decrease) in net assets resulting from shares transactions	(134,629,849)	196,634,931	(1,202,845)	7,017,680	14,071,845	33,409,770
Increase (Decrease) in Net Assets	(173,623,202)	211,778,834	(3,767,577)	8,437,363	15,531,534	33,943,536
NET ASSETS:
Beginning of period	658,066,486	446,287,652	41,697,615	33,260,252	33,943,536	—
End of period	$484,443,284	$658,066,486	$37,930,038	$41,697,615	$49,475,070	$33,943,536
Undistributed net investment income (loss) at end of period	$(122,082)	$—	$(69,487)	$—	$(242,943)	$18,389
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,700,000	9,150,000	100,000	300,000	600,000	1,200,000
Shares repurchased	(7,550,000)	(950,000)	(150,000)	—	(100,000)	—
Shares outstanding, beginning of period	27,100,000	18,900,000	1,750,000	1,450,000	1,200,000	—
Shares outstanding, end of period	21,250,000	27,100,000	1,700,000	1,750,000	1,700,000	1,200,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

62

	PowerShares Preferred Portfolio		PowerShares VRDO Tax-Free Weekly Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income	$46,112,597	$67,851,970	$1,356,659	$2,598,825
Net realized gain (loss)	16,707,561	17,294,444	3,100	—
Net change in unrealized appreciation (depreciation)	(3,489,709)	74,744,017	(3,100)	—
Net increase (decrease) in net assets resulting from operations	59,330,449	159,890,431	1,356,659	2,598,825
Undistributed net investment income (loss) included in the price of units issued and redeemed	(427,887)	(3,433,172)	175,836	451,710
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(46,792,231)	(72,023,335)	(1,298,954)	(18,602)
Tax-exempt income	—	—	—	(2,598,825)
Return of capital	—	(1,246,520)	—	—
Total distributions to shareholders	(46,792,231)	(73,269,855)	(1,298,954)	(2,617,427)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	110,051,528	529,699,942	7,499,640	73,741,501
Value of shares repurchased	(51,085,744)	(40,264,274)	(203,727,168)	(506,188,944)
Net income (loss) equalization	427,887	3,433,172	(175,836)	(451,710)
Net increase (decrease) in net assets resulting from shares transactions	59,393,671	492,868,840	(196,403,364)	(432,899,153)
Increase (Decrease) in Net Assets	71,504,002	576,056,244	(196,169,823)	(432,466,045)
NET ASSETS:
Beginning of period	1,345,980,952	769,924,708	637,413,005	1,069,879,050
End of period	$1,417,484,954	$1,345,980,952	$441,243,182	$637,413,005
Undistributed net investment income (loss) at end of period	$(1,107,521)	$—	$233,541	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,750,000	38,050,000	300,000	2,950,000
Shares repurchased	(3,600,000)	(3,000,000)	(8,150,000)	(20,250,000)
Shares outstanding, beginning of period	94,250,000	59,200,000	25,500,000	42,800,000
Shares outstanding, end of period	98,400,000	94,250,000	17,650,000	25,500,000

63

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,				For the Period October 11, 2007* Through
	(Unaudited)	2010	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.24	$27.58	$26.31	$25.64		$25.21
Net investment income**	0.39	0.87	0.92	0.99		0.07
Net realized and unrealized gain (loss) on investments	(1.34)	1.79	1.33	0.79		0.36
Total from investment operations	(0.95)	2.66	2.25	1.78		0.43
Distribution to shareholders from:
Net investment income	(0.44)	(0.87)	(0.91)	(1.10)		—
Return of capital	—	(0.13)	(0.07)	(0.01)		—
Total distributions	(0.44)	(1.00)	(0.98)	(1.11)		—
Net asset value at end of period	$27.85	$29.24	$27.58	$26.31		$25.64
Share price at end of period***	$27.91	$29.23	$27.59	$26.36
NET ASSET VALUE TOTAL RETURN****	(3.23)%	9.91%	8.55%	7.00%		1.71%
SHARE PRICE TOTAL RETURN****	(2.99)%	9.84%	8.38%	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$285,470	$76,024	$66,180	$63,147		$15,384
Ratio to average net assets of:
Expenses	0.25%†	0.25%	0.25%	0.25%		0.25	%†
Net investment income	2.92%†	3.12%	3.22%	3.79%		4.55	%†
Portfolio turnover rate ††	3%	1%	1%	0	%(a)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.10)	$(0.01)	$0.01	$(0.04)		$0.01

PowerShares Build America Bond Portfolio

	Six Months Ended April 30, 2011 (Unaudited)		For the Period November 16, 2009* Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.13		$24.90
Net investment income**	0.74		1.30
Net realized and unrealized gain (loss) on investments	(0.24)		1.17
Total from investment operations	0.50		2.47
Distribution to shareholders from:
Net investment income	(0.74)		(1.22)
Return of capital	—		(0.02)
Total distributions	(0.74)		(1.24)
Net asset value at end of period	$25.89		$26.13
Share price at end of period***	$25.85		$26.16
NET ASSET VALUE TOTAL RETURN****	2.04%		10.16	%(b)
SHARE PRICE TOTAL RETURN****	1.77%		10.29	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$682,196		$569,606
Ratio to average net assets of:
Expenses, after Waivers>	0.28	%†	0.28	%†
Expenses, prior to Waivers>	0.35	%†	0.35	%†
Net investment income	5.90	%†	5.42	%†
Portfolio turnover rate ††	3%		5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(c)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 1%.

(b)  The net asset value total return from Fund Inception (November 17, 2009, first day of trading on the Exchange) to October 31, 2010 was 10.34%. The share price total return from Fund Inception to October 31, 2010 was 10.06%.

(c)  Amount represents less than $0.005.

See Notes to Financial Statements.

64

Financial Highlights (Continued)

See Notes to Financial Statements.

PowerShares CEF Income Composite Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period February 16, 2010* Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.16	$25.00
Net investment income**	0.85	1.03
Net realized and unrealized gain on investments	0.13	1.58
Total from investment operations	0.98	2.61
Distribution to shareholders from:
Net investment income	(1.14)	(0.98)
Return of capital	—	(0.47)
Total distributions	(1.14)	(1.45)
Net asset value at end of period	$26.00	$26.16
Share price at end of period***	$26.00	$26.18
NET ASSET VALUE TOTAL RETURN****	3.94%	10.78	%(a)
SHARE PRICE TOTAL RETURN****	3.85%	10.81	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$209,267	$166,094
Ratio to average net assets of:
Expenses>	0.50%†	0.50	%†
Net investment income	6.67%†	5.90	%†
Portfolio turnover rate ††	17%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$0.10

PowerShares Emerging Markets Sovereign Debt Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period October 11, 2007* Through
	(Unaudited)	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.25	$25.60	$18.09	$25.92	$25.50
Net investment income**	0.70	1.54	1.58	1.47	0.07
Net realized and unrealized gain (loss) on investments	(1.46)	2.72	7.52	(7.81)	0.35
Total from investment operations	(0.76)	4.26	9.10	(6.34)	0.42
Distribution to shareholders from:
Net investment income	(0.77)	(1.57)	(1.57)	(1.48)	—
Return of capital	—	(0.04)	(0.02)	(0.01)	—
Total distributions	(0.77)	(1.61)	(1.59)	(1.49)	—
Net asset value at end of period	$26.72	$28.25	$25.60	$18.09	$25.92
Share price at end of period***	$26.72	$28.28	$25.89	$16.69
NET ASSET VALUE TOTAL RETURN****	(2.65)%	17.31%	52.11%	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN****	(2.75)%	16.10%	66.52%	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$991,201	$1,002,915	$419,877	$68,725	$15,552
Ratio to average net assets of:
Expenses	0.50%†	0.50%	0.50%	0.50%	0.50	%†
Net investment income	5.34%†	5.86%	6.89%	5.85%	4.91	%†
Portfolio turnover rate ††	5%	5%	13%	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.06)	$(0.04)	$(0.04)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (February 19, 2010, first day of trading on the Exchange) to October 31, 2010 was 9.81%. The share price total return from Fund Inception to October 31, 2010 was 9.76%.

65

Financial Highlights (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period November 13, 2007* Through
	(Unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.49	$17.54	$15.73	$24.84
Net investment income**	0.54	1.39	1.61	1.78
Net realized and unrealized gain (loss) on investments	0.22	1.03	1.81	(9.04)
Total from investment operations	0.76	2.42	3.42	(7.26)
Distribution to shareholders from:
Net investment income	(0.61)	(1.47)	(1.61)	(1.85)
Net asset value at end of period	$18.64	$18.49	$17.54	$15.73
Share price at end of period***	$18.66	$18.50	$17.51	$16.10
NET ASSET VALUE TOTAL RETURN****	4.20%	14.47%	23.73%	(31.14	)%(a)
SHARE PRICE TOTAL RETURN****	4.26%	14.70%	20.39%	(29.63	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$471,475	$391,893	$171,936	$15,728
Ratio to average net assets of:
Expenses	0.50%†	0.50%	0.50%	0.50	%†
Net investment income	5.86%†	7.89%	9.93%	9.35	%†
Portfolio turnover rate ††	19%	33%	68%	92%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (b)	$0.06	$0.07	$(0.02)

PowerShares Insured California Municipal Bond Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period October 11, 2007* Through
	(Unaudited)	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.24	$23.50	$21.26	$24.97	$24.90
Net investment income**	0.52	1.03	1.06	1.03	0.06
Net realized and unrealized gain (loss) on investments	(1.72)	0.78	2.26	(3.64)	0.01
Total from investment operations	(1.20)	1.81	3.32	(2.61)	0.07
Distribution to shareholders from:
Net investment income	(0.55)	(0.04)	(0.02)	—	—
Tax-exempt income	—	(1.03)	(1.06)	(1.10)	—
Total distributions	(0.55)	(1.07)	(1.08)	(1.10)	—
Net asset value at end of period	$22.49	$24.24	$23.50	$21.26	$24.97
Share price at end of period***	$22.48	$24.24	$23.48	$21.18
NET ASSET VALUE TOTAL RETURN****	(4.90)%	7.91%	16.06%	(10.82)%	0.28%
SHARE PRICE TOTAL RETURN****	(4.93)%	8.00%	16.38%	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,988	$43,640	$31,727	$17,011	$12,487
Ratio to average net assets of:
Expenses, after Waivers	0.28%†	0.28%	0.28%	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%†	0.35%	0.35%	0.35%	0.35	%†
Net investment income, after Waivers	4.67%†	4.31%	4.71%	4.42%	3.90	%†
Portfolio turnover rate ††	20%	8%	34%	20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	$(0.01)	$(0.01)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

66

Financial Highlights (Continued)

PowerShares Insured National Municipal Bond Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,					For the Period October 11, 2007* Through
	(Unaudited)	2010	2009		2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.28	$23.61	$21.00		$25.05		$24.92
Net investment income**	0.54	1.07	1.12		1.05		0.06
Net realized and unrealized gain (loss) on investments	(1.45)	0.70	2.60		(3.98)		0.07
Total from investment operations	(0.91)	1.77	3.72		(2.93)		0.13
Distribution to shareholders from:
Net investment income	(0.57)	(0.03)	(0.00	)(a)	(0.00	)(a)	—
Tax-exempt income	—	(1.07)	(1.11)		(1.12)		—
Total distributions	(0.57)	(1.10)	(1.11)		(1.12)		—
Net asset value at end of period	$22.80	$24.28	$23.61		$21.00		$25.05
Share price at end of period***	$22.79	$24.29	$23.56		$21.29
NET ASSET VALUE TOTAL RETURN****	(3.69)%	7.70%	18.22%		(12.13)%		0.52%
SHARE PRICE TOTAL RETURN****	(3.76)%	7.97%	16.35%		(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$484,443	$658,066	$446,288		$174,317		$12,525
Ratio to average net assets of:
Expenses, after Waivers	0.28%†	0.28%	0.28%		0.28%		0.28	%†
Expenses, prior to Waivers	0.35%†	0.35%	0.35%		0.35%		0.35	%†
Net investment income, after Waivers	4.86%†	4.47%	4.97%		4.55%		3.96	%†
Portfolio turnover rate ††	5%	8%	25%		63%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.02)	$(0.01)		$(0.04)		$0.00	(a)

PowerShares Insured New York Municipal Bond Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,				For the Period October 11, 2007* Through
	(Unaudited)	2010	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.83	$22.94	$21.14	$24.95		$24.84
Net investment income**	0.49	1.03	1.06	1.02		0.05
Net realized and unrealized gain (loss) on investments	(1.47)	0.92	1.80	(3.72)		0.06
Total from investment operations	(0.98)	1.95	2.86	(2.70)		0.11
Distribution to shareholders from:
Net investment income	(0.54)	(0.03)	(0.02)	(0.00	)(a)	—
Tax-exempt income	—	(1.03)	(1.04)	(1.11)		—
Total distributions	(0.54)	(1.06)	(1.06)	(1.11)		—
Net asset value at end of period	$22.31	$23.83	$22.94	$21.14		$24.95
Share price at end of period***	$22.28	$23.83	$22.92	$21.27
NET ASSET VALUE TOTAL RETURN****	(4.08)%	8.71%	13.92%	(11.22)%		0.44%
SHARE PRICE TOTAL RETURN****	(4.20)%	8.81%	13.13%	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$37,930	$41,698	$33,260	$16,908		$14,971
Ratio to average net assets of:
Expenses, after Waivers	0.28%†	0.28%	0.28%	0.28%		0.28	%†
Expenses, prior to Waivers	0.35%†	0.35%	0.35%	0.35%		0.35	%†
Net investment income, after Waivers	4.47%†	4.42%	4.75%	4.38%		3.83	%†
Portfolio turnover rate ††	26%	3%	10%	34%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.01)	$(0.01)	$(0.02)		$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

67

Financial Highlights (Continued)

PowerShares International Corporate Bond Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period June 1, 2010* Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.29	$25.00
Net investment income**	0.44	0.17
Net realized and unrealized gain on investments	0.85	3.49
Total from investment operations	1.29	3.66
Distribution to shareholders from:
Net investment income	(0.48)	—
Return of capital	—	(0.37)
Total distributions	(0.48)	(0.37)
Net asset value at end of period	$29.10	$28.29
Share price at end of period***	$29.09	$28.42
NET ASSET VALUE TOTAL RETURN****	4.71%	14.75	%(a)
SHARE PRICE TOTAL RETURN****	4.18%	15.28	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$49,475	$33,944
Ratio to average net assets of:
Expenses	0.50%†	0.50	%†
Net investment income	3.28%†	2.53	%†
Portfolio turnover rate ††	10%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.13)	$(0.70)

PowerShares Preferred Portfolio

	Six Months Ended April 30, 2011		Year Ended October 31,		For the Period January 28, 2008* Through
	(Unaudited)		2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.28		$13.01	$12.25	$20.06
Net investment income**	0.48		0.92	0.98	0.85
Net realized and unrealized gain (loss) on investments	0.14		1.36	0.89	(7.66)
Total from investment operations	0.62		2.28	1.87	(6.81)
Distribution to shareholders from:
Net investment income	(0.49)		(0.99)	(1.02)	(0.91)
Return of capital	—		(0.02)	(0.09)	(0.09)
Total distributions	(0.49)		(1.01)	(1.11)	(1.00)
Net asset value at end of period	$14.41		$14.28	$13.01	$12.25
Share price at end of period***	$14.42		$14.29	$13.06	$12.62
NET ASSET VALUE TOTAL RETURN****	4.42%		18.08%	17.02%	(35.04	)%(b)
SHARE PRICE TOTAL RETURN****	4.42%		17.70%	13.88%	(33.14	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,417,485		$1,345,981	$769,925	$191,171
Ratio to average net assets of:
Expenses	0.50	%†	0.50%	0.50%	0.50	%†
Net investment income	6.80	%†	6.66%	8.26%	7.74	%†
Portfolio turnover rate ††	21%		12%	34%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(c)	$(0.05)	$(0.06)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (June 3, 2010, first day trading on the exchange) to October 31, 2010 was 15.54%. The share price total return from Fund Inception to October 31, 2010 was 15.27%.

(b)  The net asset value total return from Fund Inception (January 31, 2008, first day trading on the exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

(c)  Amount represents less than $0.005.

See Notes to Financial Statements.

68

Financial Highlights (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period November 14, 2007* Through
	(Unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00	$25.00	$25.03	$25.03
Net investment income**	0.06	0.07	0.30	0.84
Net realized and unrealized gain (loss) on investments	—	—	0.09	(0.02)
Total from investment operations	0.06	0.07	0.39	0.82
Distribution to shareholders from:
Net investment income	(0.06)	—	(0.02)	(0.00	)(a)
Tax-exempt income	—	(0.07)	(0.40)	(0.82)
Total distributions	(0.06)	(0.07)	(0.42)	(0.82)
Net asset value at end of period	$25.00	$25.00	$25.00	$25.03
Share price at end of period***	$25.00	$25.00	$25.00	$25.05
NET ASSET VALUE TOTAL RETURN****	0.24%	0.31%	1.58%	3.33	%(b)
SHARE PRICE TOTAL RETURN****	0.24%	0.31%	1.49%	3.40	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$441,243	$637,413	$1,069,879	$142,670
Ratio to average net assets of:
Expenses	0.25%†	0.25%	0.25%	0.25	%†
Net investment income	0.51%†	0.29%	1.24%	3.71	%†
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the exchange) to October 31, 2008 was 3.33%. The share price total return from Fund Inception to October 31, 2008 was 3.40%.

See Notes to Financial Statements.

69

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered forty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio	"1-30 Laddered Treasury Portfolio"

PowerShares Build America Bond Portfolio	"Build America Bond Portfolio"

PowerShares CEF Income Composite Portfolio	"CEF Income Composite Portfolio"

PowerShares Emerging Markets Sovereign Debt Portfolio	"Emerging Markets Sovereign Debt Portfolio"

PowerShares Fundamental High Yield® Corporate Bond Portfolio	"Fundamental High Yield® Corporate Bond Portfolio"

PowerShares Insured California Municipal Bond Portfolio	"Insured California Municipal Bond Portfolio"

PowerShares Insured National Municipal Bond Portfolio	"Insured National Municipal Bond Portfolio"

PowerShares Insured New York Municipal Bond Portfolio	"Insured New York Municipal Bond Portfolio"

PowerShares International Corporate Bond Porfolio	"International Corporate Bond Portfolio"

PowerShares Preferred Portfolio	"Preferred Portfolio"

PowerShares VRDO Tax-Free Weekly Portfolio	"VRDO Tax-Free Weekly Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio and Preferred Portfolio are issued and redeemed generally in-kind for securities included in the relevant index. Creation Units of the Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio generally are issued and redeemed principally for cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index

CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM

Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

Fundamental High Yield® Corporate Bond Portfolio	RAFI® High Yield Bond Index

Insured California Municipal Bond Portfolio	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index

Insured National Municipal Bond Portfolio	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index

Insured New York Municipal Bond Portfolio	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index

International Corporate Bond Portfolio	The S&P International Corporate Bond Index®

Preferred Portfolio	The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index

VRDO Tax-Free Weekly Portfolio	Bloomberg US Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio currently effect creations and redemptions primarily for cash, rather than primarily in-kind because of the nature of the Funds' investments. As such, investments in such Funds' Shares may be less tax efficient than investments in conventional ETFs.

With respect to each of the Build America Bond Portfolio, CEF Income Composite Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio, Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, each Fund's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Funds could result in a greater decline in NAV than would be the case if the Funds held all of the securities in their respective Underlying Indices. To the extent the assets in the Funds are smaller, these risks will be greater.

Non-Diversified Fund Risk. Each Fund (except for Fundamental High Yield® Corporate Bond Portfolio, Insured National Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio) is considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign and Emerging Market Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Funds' returns.

Geographic Risk. Insured California Municipal Bond Portfolio and Insured New York Municipal Bond Portfolio are less diversified across geographic regions, which may subject the Funds to increased risks related to these regions. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Small and Medium Capitalization Company Risk. With respect to Preferred Portfolio, investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Restricted Securities Risk. With respect to Build America Bond Portfolio and Fundamental High Yield® Corporate Bond Portfolio, limitations on the resale of private placements or restricted securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Preferred Securities Risk. There are special risks associated with the Preferred Portfolio's investments in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security. Certain of the companies that comprise the Fund's Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions and, therefore, subject the Fund to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. With respect to Emerging Markets Sovereign Debt Portfolio and Fundamental High Yield® Corporate Bond Portfolio, investments in high yield securities may involve greater risk and investments are generally less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Municipal Securities Risk. With respect to Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio, municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Because certain Funds invest a substantial portion of their assets in state specific municipal securities, such Funds will have greater exposure to negative political, economic and statutory factors within that state than a fund that invests in a broader base of securities.

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Investments in Closed-End Investment Companies. With respect to CEF Income Composite Portfolio, the shares of closed-end investment companies may trade at a discount or premium to, or at, their net asset value ("NAV").

The securities of closed-end investment companies in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

The Fund will be subject to provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), that limit the amount the Fund can invest in any one closed-end investment company to 3% of the closed-end investment company's total outstanding stock. As a result, the Fund may hold a smaller position in an closed-end investment company than if it were not subject to this restriction. To comply with provisions of the 1940 Act, on any matter upon which the closed-end investment company shareholders are solicited to vote the Adviser will vote closed-end investment company shares in the same general proportion as shares held by other shareholders of the closed-end investment company.

Risk of Limited Issuance. With respect to Build America Bond Portfolio, there can be no assurance that Build America Bonds will actually be traded. Furthermore, the ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

Sovereign Debt Risk. With respect to Emerging Markets Sovereign Debt Portfolio, investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor.

Global Bonds Risk. With respect to Emerging Markets Sovereign Debt Portfolio and International Corporate Bond Portfolio, global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies in which CEF Income Composite Portfolio and Build America Bond Portfolio invest, and other extraordinary expenses.

Expenses included for CEF Income Composite Portfolio and Build America Bond Portfolio in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the investment companies in which the Funds invest. The effects of the investment companies' expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translataed into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies in which CEF Income Composite Portfolio and Build America Bond Portfolio invest and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.35%*
CEF Income Composite Portfolio	0.50%
Emerging Markets Sovereign Debt Portfolio	0.50%
Fundamental High Yield® Corporate Bond Portfolio	0.50%
Insured California Municipal Bond Portfolio	0.35%*
Insured National Municipal Bond Portfolio	0.35%*
Insured New York Municipal Bond Portfolio	0.35%*
International Corporate Bond Portfolio	0.50%
Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

* The Adviser has agreed to waive a portion of its unitary management fee until April 20, 2012. After giving effect to such waiver, the Fund's net unitary management fee is 0.28% of its average daily net assets. The fee waiver may be modified or terminated by the Adviser at its discretion after April 20, 2012.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the adviser.

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

The Adviser had entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
1-30 Laddered Treasury Portfolio	Mergent, Inc.

Build America Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

CEF Income Composite Portfolio	S-Network Global Indexes LLC

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.

Fundamental High Yield® Corporate Bond Portfolio	Research Affiliates, LLC

Insured California Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

Insured National Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

Insured New York Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

International Corporate Bond Portfolio	Standard & Poor's®

Preferred Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

VRDO Tax-Free Weekly Portfolio	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Van Kampen Bond Fund for the six-month period ended April 30, 2011.

CEF Income Composite Portfolio

	Value 10/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/11	Dividend Income
Invesco Van Kampen Bond Fund	$534,633	$340,796	$(29,452)	$(48,795)	$(7)	$797,175	$7,398

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2011, the securities in each Fund were valued based on Level 2 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended April 30, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$974,096,201	$—	$974,096,201
Money Market Fund	2,767,483	—	—	2,767,483
Total Investments	2,767,483	974,096,201	—	976,863,684
PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	—	462,078,645	—	462,078,645
Money Market Fund	1,930,214	—	—	1,930,214
Total Investments	1,930,214	462,078,645	—	464,008,859
PowerShares Preferred Portfolio
Equity Securities	1,397,677,590	23,719,316	—	1,421,396,906
Money Market Fund	22,809,778	—	—	22,809,778
Total Investments	1,420,487,368	23,719,316	—	1,444,206,684

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of each year listed below:

	2016	2017	2018	Total*
1-30 Laddered Treasury Portfolio	$831	$15,382	$—	$16,213
Build America Bond Portfolio	—	—	115,364	115,364
CEF Income Composite Portfolio	—	—	136,143	136,143
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	212,582	1,302,080
Fundamental High Yield® Corporate Bond Portfolio	—	728,021	—	728,021
Insured California Municipal Bond Portfolio	—	—	5,341	5,341
Insured National Municipal Bond Portfolio	1,468,907	182,883	—	1,651,790
Insured New York Municipal Bond Portfolio	136,120	125,849	—	261,969
International Corporate Bond Portfolio	—	—	988	988
Preferred Portfolio	18,233,466	48,298,467	—	66,531,933
VRDO Tax-Free Weekly Portfolio	—	—	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six-month period ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Build America Bond Portfolio	$127,452,662	$18,149,480
CEF Income Composite Portfolio	33,885,986	31,618,551
Emerging Markets Sovereign Debt Portfolio	52,620,550	45,766,625
Fundamental High Yield® Corporate Bond Portfolio	83,893,439	80,465,433
Insured California Municipal Bond Portfolio	7,646,314	11,602,655
Insured National Municipal Bond Portfolio	24,901,803	153,202,723
Insured New York Municipal Bond Portfolio	9,734,015	11,337,879
International Corporate Bond Portfolio	15,442,021	3,878,562
Preferred Portfolio	363,651,624	281,984,011
VRDO Tax-Free Weekly Portfolio	—	—

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

For the six-month period ended April 30, 2011, the cost of securities purchased and the proceeds from sales of U.S. government securities, excluding short-term securities, money market funds and in-kind transactions, for the 1-30 Laddered Treasury Portfolio amounted to $15,029,793 and $7,157,727, respectively.

For the six-month period ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$224,441,321	$12,103,425
Build America Bond Portfolio	4,327,240	—
CEF Income Composite Portfolio	56,809,905	17,545,751
Emerging Markets Sovereign Debt Portfolio	254,505,972	218,570,530
Fundamental High Yield® Corporate Bond Portfolio	128,643,662	58,068,339
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
International Corporate Bond Portfolio	2,622,650	—
Preferred Portfolio	41,227,555	51,081,232
VRDO Tax-Free Weekly Portfolio	—	—

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
1-30 Laddered Treasury Portfolio	$290,126,157	$(7,538,838)	$206,285	$(7,745,123)
Build America Bond Portfolio	653,606,280	15,646,207	20,411,518	(4,765,311)
CEF Income Composite Portfolio	203,065,884	6,223,026	8,961,317	(2,738,291)
Emerging Markets Sovereign Debt Portfolio	960,046,101	16,817,583	25,706,426	(8,888,843)
Fundamental High Yield® Corporate Bond Portfolio	448,216,892	15,791,967	16,220,482	(428,515)
Insured California Municipal Bond Portfolio	36,022,876	(1,077,839)	313,814	(1,391,653)
Insured National Municipal Bond Portfolio	475,765,881	(1,598,472)	8,257,542	(9,856,014)
Insured New York Municipal Bond Portfolio	36,973,599	(5,631)	763,316	(768,947)
International Corporate Bond Portfolio	45,578,347	2,729,731	2,817,952	(88,221)
Preferred Portfolio	1,289,612,676	154,594,008	159,655,600	(5,061,592)
VRDO Tax-Free Weekly Portfolio	430,380,000	—	—	—

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio and Fundamental High Yield® Corporate Bond Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio and Preferred Portfolio transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio, such transactions are principally for cash.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

82

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 40 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees,

83

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology

84

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals

85

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2012, for PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares MENA Frontier Countries Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

86

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

87

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-9

2011 Semi-Annual Report to Shareholders

April 30, 2011

PowerShares Ibbotson Alternative Completion Portfolio (PTO)

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Asset Allocation Portfolios

Schedules of Investments

PowerShares Ibbotson Alternative Completion Portfolio (PTO)	5

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)	6

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)	8

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	16

Board Considerations Regarding Continuation of Investment Advisory Agreement	27

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PTO	PowerShares Ibbotson Alternative Completion Portfolio	5/20/08	743	145	81	77	40	17	43
PAO	PowerShares RiverFront Tactical Balanced Growth Portfolio	5/20/08	743	237	60	51	27	13	37
PCA	PowerShares RiverFront Tactical Growth & Income Portfolio	5/20/08	743	130	54	68	47	32	150

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PTO	187	71	51	13	7	11
PAO	221	32	30	18	4	13
PCA	119	35	50	31	11	16

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying exchange-traded funds ("ETF's") in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying ETFs have varied expenses and fee levels and each Fund may own different proportions of the underlying ETFs at different times. Estimated underlying ETF expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying ETFs and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying ETFs expenses that you bear indirectly are included in your Fund's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Ibbotson Alternative Completion Portfolio Actual	$1,000.00	$1,082.28	0.25%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares RiverFront Tactical Balanced Growth Portfolio Actual	$1,000.00	$1,129.58	0.25%	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares RiverFront Tactical Actual	$1,000.00	$1,093.41	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

4

Portfolio Composition

PowerShares Ibbotson Alternative Completion Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

International Equity Funds	33.4
Fixed Income Funds	32.2
Commodity Funds	22.4
Currency Fund	8.1
Domestic Equity Funds	3.9
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Ibbotson Alternative Completion Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds—100.0%
	Commodity Funds—22.4%
15,825	PowerShares DB Agriculture Fund(/)*	$539,000
14,556	PowerShares DB Base Metals Fund(/)*	350,654
23,071	PowerShares DB Energy Fund(/)*	771,725
6,612	PowerShares DB Precious Metals Fund(/)*	408,291
		2,069,670
	Currency Fund—8.1%
29,795	PowerShares DB G10 Currency Harvest Fund(/)*	748,152
	Domestic Equity Funds—3.9%
16,965	PowerShares S&P 500 BuyWrite Portfolio(=)	364,069
	Fixed Income Funds—32.2%
3,265	iShares Barclays TIPS Bond Fund	362,937
6,592	PIMCO Broad U.S. TIPS Index Fund	361,558
40,549	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	1,083,064
56,014	PowerShares Preferred Portfolio(=)	808,842
6,605	SPDR Barclays Capital TIPS ETF	363,275
		2,979,676
	International Equity Funds—33.4%
15,325	PowerShares Emerging Markets Infrastructure Portfolio(=)	864,790
21,648	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	563,930
8,284	PowerShares Global Agriculture Portfolio(=)	278,094
5,589	PowerShares Global Gold and Precious Metals Portfolio(=)	284,508
87,265	PowerShares MENA Frontier Countries Portfolio(=)	1,105,648
		3,096,970
	Total Exchange-Traded Funds (Cost $7,951,782)	9,258,537

Number of Shares		Value
	Money Market Fund—0.0%
1,098	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,098)	$1,098
	Total Investments (Cost $7,952,880)—100.0%	9,259,635
	Liabilities in excess of other assets—(0.0%)	(199)
	Net Assets—100.0%	$9,259,436

Investment Abbreviations:

ETF—Exchange-Traded Fund

TIPS—Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(/)  Not considered to be affiliated.

*  Non-income producing security.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

5

Portfolio Composition

PowerShares RiverFront Tactical Balanced Growth Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Domestic Equity Funds	60.0
International Equity Funds	24.3
Fixed Income Funds	9.6
Currency Funds	6.1
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares RiverFront Tactical Balanced Growth Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds—100.0%
	Currency Funds—6.1%
33,471	WisdomTree Dreyfus Commodity Currency Fund	$939,531
28,258	WisdomTree Dreyfus Emerging Currency Fund	667,171
		1,606,702
	Domestic Equity Funds—60.0%
21,927	iShares Dow Jones U.S. Energy Sector Index Fund	1,008,861
20,210	JPMorgan Alerian MLP Index ETN	792,232
44,519	PowerShares Active Mega-Cap Portfolio(=)	1,241,190
52,243	PowerShares Dividend AchieversTM Portfolio(=)	798,795
40,262	PowerShares DWA Technical Leaders Portfolio(=)	1,068,151
14,154	PowerShares Dynamic Basic Materials Sector Portfolio(=)	576,492
36,647	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	1,009,991
80,192	PowerShares Dynamic Financial Sector Portfolio(=)	1,638,323
23,474	PowerShares Dynamic Food & Beverage Portfolio(=)	464,316
36,030	PowerShares Dynamic Healthcare Sector Portfolio(=)*	1,133,864
41,885	PowerShares Dynamic Industrials Sector Portfolio(=)	1,359,587
37,110	PowerShares Dynamic Large Cap Portfolio(=)	980,075
9,694	PowerShares Dynamic Mid Cap Portfolio(=)	263,275
17,632	PowerShares Dynamic Oil & Gas Services Portfolio(=)	465,485
60,093	PowerShares Dynamic Technology Sector Portfolio(=)	1,663,975
91,267	PowerShares Zacks Micro Cap Portfolio(=)	1,139,925
3,389	Vanguard Telecommunication Services ETF	237,264
		15,841,801

Number of Shares		Value
	Exchange-Traded Funds (Continued)
	Fixed Income Funds—9.6%
2,679	iShares iBoxx $ High Yield Corporate Bond Fund	$248,745
34,376	PowerShares Fundamental High Yield® Corporate Bond Portfolio(=)	641,456
15,106	SPDR Barclays Capital High Yield Bond ETF	617,835
13,313	Vanguard Short-Term Corporate Bond ETF	1,041,077
		2,549,113
	International Equity Funds—24.3%
22,743	iShares MSCI ACWI ex US Index Fund	1,085,296
27,069	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	1,185,893
25,273	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	658,362
95,439	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	2,583,534
40,015	PowerShares International Dividend AchieversTM Portfolio(=)	675,525
4,360	SPDR S&P Emerging SmallCap ETF	244,770
		6,433,380
	Total Exchange-Traded Funds (Cost $23,942,149)	26,430,996
	Money Market Fund—0.0%
4,704	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,704)	4,704
	Total Investments (Cost $23,946,853)—100.0%	26,435,700
	Liabilities in excess of other assets—(0.0%)	(10,561)
	Net Assets—100.0%	$26,425,139

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares RiverFront Tactical Balanced Growth Portfolio

April 30, 2011 (Unaudited)

Investment Abbreviations:

ETF—Exchange-Traded Fund

ETN—Exchange-Traded Note

MLP—Master Limited Partnership

Notes to Schedule of Investments:

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares RiverFront Tactical Growth & Income Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Domestic Equity Funds	41.5
Fixed Income Funds	31.1
International Equity Funds	20.1
Currency Funds	6.1
Commodity Funds	1.2
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares RiverFront Tactical Growth & Income Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds—100.0%
	Commodity Funds—1.2%
4,630	PowerShares DB Precious Metals Fund(/)*	$285,903
	Currency Funds—6.1%
31,320	WisdomTree Dreyfus Commodity Currency Fund	879,152
25,975	WisdomTree Dreyfus Emerging Currency Fund	613,270
		1,492,422
	Domestic Equity Funds—41.5%
23,458	JPMorgan Alerian MLP Index ETN	919,553
18,557	PowerShares Active Mega-Cap Portfolio(=)	517,369
4,795	PowerShares Active U.S. Real Estate Fund(=)	249,110
142,972	PowerShares Dividend AchieversTM Portfolio(=)	2,186,042
6,310	PowerShares Dynamic Basic Materials Sector Portfolio(=)	257,006
22,469	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	619,246
25,219	PowerShares Dynamic Energy Sector Portfolio(=)	1,128,550
24,060	PowerShares Dynamic Financial Sector Portfolio(=)	491,546
16,287	PowerShares Dynamic Healthcare Sector Portfolio(=)*	512,552
27,693	PowerShares Dynamic Industrials Sector Portfolio(=)	898,915
10,430	PowerShares Dynamic Mid Cap Portfolio(=)	283,263
35,356	PowerShares Dynamic Technology Sector Portfolio(=)	979,008
91,689	PowerShares High Yield Equity Dividend AchieversTM Portfolio(=)	831,619
21,030	PowerShares Zacks Micro Cap Portfolio(=)	262,665
		10,136,444

Number of Shares		Value
	Exchange-Traded Funds (Continued)
	Fixed Income Funds—31.1%
7,518	iShares iBoxx $ High Yield Corporate Bond Fund	$698,046
47,341	PowerShares Active Low Duration Portfolio(=)	1,191,573
76,847	PowerShares Fundamental High Yield® Corporate Bond Portfolio(=)	1,433,965
6,393	PowerShares VRDO Tax-Free Weekly Portfolio(=)	159,761
17,548	SPDR Barclays Capital High Yield Bond ETF	717,713
43,562	Vanguard Short-Term Corporate Bond ETF	3,406,549
		7,607,607
	International Equity Funds—20.1%
15,841	iShares MSCI ACWI ex-U.S. Index Fund	755,932
16,728	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	732,854
9,546	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	248,673
70,688	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	1,913,524
30,420	PowerShares International Dividend AchieversTM Portfolio(=)	513,544
4,743	Vanguard FTSE All World ex-US Small-Cap ETF	508,355
4,311	WisdomTree Emerging Markets SmallCap Dividend Fund	243,658
		4,916,540
	Total Exchange-Traded Funds (Cost $22,333,760)	24,438,916

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares RiverFront Tactical Growth & Income Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
12,427	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,427)	$12,427
	Total Investments (Cost $22,346,187)—100.0%	24,451,343
	Liabilities in excess of other assets—(0.0%)	(8,288)
	Net Assets—100.0%	$24,443,055

Investment Abbreviations:

ETF—Exchange-Traded Fund

ETN—Exchange-Traded Note

MLP—Master Limited Partnership

Notes to Schedule of Investments:

(/)  Not considered to be affiliated.

*  Non-income producing security.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

9

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	PowerShares Ibbotson Alternative Completion Portfolio	PowerShares RiverFront Tactical Balanced Growth Portfolio	PowerShares RiverFront Tactical Growth & Income Portfolio
ASSETS:
Unaffiliated investments, at value	$3,906,690	$6,887,486	$9,040,558
Affiliated investments, at value (Note 4)	5,352,945	19,548,214	15,410,785
Total investments, at value	9,259,635	26,435,700	24,451,343
Cash	28	1,483	—
Receivables:
Dividends	1,724	1,877	6,142
Investments sold	—	2,000,287	298,288
Shares sold	—	675,421	676,179
Total Assets	9,261,387	29,114,768	25,431,952
LIABILITIES:
Due to foreign custodian	67	—	—
Payable for investments purchased	–	2,684,607	984,263
Accrued unitary management fees	1,875	5,020	4,632
Accrued expenses	9	2	2
Total Liabilities	1,951	2,689,629	988,897
NET ASSETS	$9,259,436	$26,425,139	$24,443,055
NET ASSETS CONSIST OF:
Shares of beneficial interest	$11,671,640	$25,520,766	$23,716,576
Undistributed net investment income	2,664	116,894	133,583
Undistributed net realized gain (loss)	(3,721,618)	(1,701,368)	(1,512,260)
Net unrealized appreciation	1,306,750	2,488,847	2,105,156
Net Assets	$9,259,436	$26,425,139	$24,443,055
Shares outstanding (unlimited amount authorized, $0.01 par value)	750,000	1,950,000	1,800,000
Net asset value	$12.35	$13.55	$13.58
Share price	$12.35	$13.56	$13.59
Unaffiliated investments, at cost	$3,406,930	$6,511,859	$8,924,760
Affiliated investments, at cost	4,545,950	17,434,994	13,421,427
Total investments, at cost	$7,952,880	$23,946,853	$22,346,187
Foreign currencies, at cost	$(62)	$—	$—

See Notes to Financial Statements.

10

Statements of Operations

Six Months Ended April 30, 2011 (Unaudited)

	PowerShares Ibbotson Alternative Completion Portfolio	PowerShares RiverFront Tactical Balanced Growth Portfolio	PowerShares RiverFront Tactical Growth & Income Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$60,515	$108,207	$131,485
Affiliated dividend income	84,703	115,241	113,273
Total Income	145,218	223,448	244,758
EXPENSES:
Unitary management fees	11,919	25,206	23,232
Net Investment Income	133,299	198,242	221,526
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	8,064	717,042	150,974
Distributions from underlying ETF shares	3,746	7,569	3,632
In-kind redemptions	338,529	225,180	353,337
Net realized gain	350,339	949,791	507,943
Net change in unrealized appreciation (depreciation) on:
Investments	210,155	1,348,955	1,035,193
Foreign currencies	(5)	—	—
Net change in unrealized appreciation	210,150	1,348,955	1,035,193
Net realized and unrealized gain	560,489	2,298,746	1,543,136
Net increase in net assets resulting from operations	$693,788	$2,496,988	$1,764,662

See Notes to Financial Statements.

11

Statements of Changes in Net Assets

	PowerShares Ibbotson Alternative Completion Portfolio		PowerShares RiverFront Tactical Balanced Growth Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income	$133,299	$212,078	$198,242	$208,657
Net realized gain	350,339	293,209	949,791	452,441
Net change in unrealized appreciation	210,150	765,009	1,348,955	770,730
Net increase in net assets resulting from operations	693,788	1,270,296	2,496,988	1,431,828
Undistributed net investment income (loss) included in the price of units issued and redeemed	(19,290)	(2,372)	67,987	41,742
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(160,904)	(233,453)	(202,130)	(215,089)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,190,343	5,633,522	11,478,995	7,564,987
Value of shares repurchased	(3,494,924)	(5,519,924)	(2,515,049)	(3,452,019)
Net income equalization	19,290	2,372	(67,987)	(41,742)
Net increase (decrease) in net assets resulting from shares transactions	(2,285,291)	115,970	8,895,959	4,071,226
Increase (Decrease) in Net Assets	(1,771,697)	1,150,441	11,258,804	5,329,707
NET ASSETS:
Beginning of period	11,031,133	9,880,692	15,166,335	9,836,628
End of period	$9,259,436	$11,031,133	$26,425,139	$15,166,335
Undistributed net investment income at end of period	$2,664	$49,559	$116,894	$52,795
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	500,000	900,000	650,000
Shares repurchased	(300,000)	(500,000)	(200,000)	(300,000)
Shares outstanding, beginning of period	950,000	950,000	1,250,000	900,000
Shares outstanding, end of period	750,000	950,000	1,950,000	1,250,000

See Notes to Financial Statements.

12

	PowerShares RiverFront Tactical Growth & Income Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS:
Net investment income	$221,526	$309,604
Net realized gain	507,943	894,221
Net change in unrealized appreciation	1,035,193	203,862
Net increase in net assets resulting from operations	1,764,662	1,407,687
Undistributed net investment income (loss) included in the price of units issued and redeemed	78,097	28,634
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(256,256)	(280,892)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,026,041	7,797,262
Value of shares repurchased	(3,215,460)	(5,345,080)
Net income equalization	(78,097)	(28,634)
Net increase (decrease) in net assets resulting from shares transactions	7,732,484	2,423,548
Increase (Decrease) in Net Assets	9,318,987	3,578,977
NET ASSETS:
Beginning of period	15,124,068	11,545,091
End of period	$24,443,055	$15,124,068
Undistributed net investment income at end of period	$133,583	$90,216
CHANGES IN SHARES OUTSTANDING:
Shares sold	850,000	650,000
Shares repurchased	(250,000)	(450,000)
Shares outstanding, beginning of period	1,200,000	1,000,000
Shares outstanding, end of period	1,800,000	1,200,000

13

Financial Highlights

PowerShares Ibbotson Alternative Completion Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,			For the Period May 16, 2008* Through
	(Unaudited)	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.61	$10.40		$9.04	$15.12
Net investment income**	0.16	0.22		0.19	0.12
Net realized and unrealized gain (loss) on investments	0.78	1.24		1.34	(6.14)
Total from investment operations	0.94	1.46		1.53	(6.02)
Distributions to shareholders from:
Net investment income	(0.20)	(0.25)		(0.17)	(0.06)
Net asset value at end of period	$12.35	$11.61		$10.40	$9.04
Share price at end of period***	$12.35	$11.55		$10.51	$8.90
NET ASSET VALUE, TOTAL RETURN****	8.23%	14.18%		17.36%	(39.92	)%(a)
SHARE PRICE TOTAL RETURN****	8.79%	12.42%		20.46%	(40.86	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,259	$11,031		$9,881	$9,043
Ratio to average net assets of:
Expenses r	0.25%	0.25%		0.26%	0.25	%†
Net investment income	2.80%	2.02%		2.14%	2.36	%†
Portfolio turnover rate ††	1%	122%		48%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.00	)(c)	$(0.01)	$0.09

PowerShares RiverFront Tactical Balanced Growth Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period May 16, 2008* Through
	(Unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.13	$10.93	$9.58	$15.10
Net investment income**	0.12	0.22	0.25	0.19
Net realized and unrealized gain (loss) on investments	1.44	1.22	1.33	(5.60)
Total from investment operations	1.56	1.44	1.58	(5.41)
Distributions to shareholders from:
Net investment income	(0.14)	(0.24)	(0.23)	(0.11)
Net asset value at end of period	$13.55	$12.13	$10.93	$9.58
Share price at end of period***	$13.56	$12.14	$11.01	$9.34
NET ASSET VALUE, TOTAL RETURN****	12.96%	13.33%	16.88%	(36.04	)%(b)
SHARE PRICE TOTAL RETURN****	12.95%	12.60%	20.75%	(37.64	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,425	$15,166	$9,837	$7,666
Ratio to average net assets of:
Expenses r	0.25%	0.25%	0.26%	0.25	%†
Net investment income	1.97%	1.99%	2.63%	3.58	%†
Portfolio turnover rate ††	90%	204%	57%	78%
Undistributed net investment income included in price of units issued and redeemed**#	$0.04	$0.04	$0.01	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying ETFs in which the Fund invests. Estimated underlying ETF's expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying ETFs and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying ETF's expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

(b)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

(c)  Amount represents less than $0.005.

See Notes to Financial Statements.

14

Financial Highlights (Continued)

PowerShares RiverFront Tactical Growth & Income Portfolio

	Six Months Ended April 30, 2011	Year Ended October 31,		For the Period May 16, 2008* Through
	(Unaudited)	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.60	$11.55	$10.20	$15.08
Net investment income**	0.15	0.29	0.29	0.20
Net realized and unrealized gain (loss) on investments	1.01	1.02	1.34	(4.96)
Total from investment operations	1.16	1.31	1.63	(4.76)
Distributions to shareholders from:
Net investment income	(0.18)	(0.26)	(0.28)	(0.12)
Net asset value at end of period	$13.58	$12.60	$11.55	$10.20
Share price at end of period***	$13.59	$12.61	$11.54	$10.46
NET ASSET VALUE, TOTAL RETURN****	9.34%	11.53%	16.33%	(31.74	)%(a)
SHARE PRICE TOTAL RETURN****	9.25%	11.68%	13.30%	(30.02	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,443	$15,124	$11,545	$7,142
Ratio to average net assets of:
Expenses r	0.25%	0.25%	0.26%	0.25	%†
Net investment income	2.38%	2.42%	2.80%	3.64	%†
Portfolio turnover rate ††	61%	162%	67%	67%
Undistributed net investment income included in price of units issued and redeemed**#	$0.05	$0.03	$0.03	$0.07

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying ETFs in which the Fund invests. Estimated underlying ETF's expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying ETFs and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying ETF's expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

See Notes to Financial Statements.

15

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered forty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Ibbotson Alternative Completion Portfolio	Ibbotson Alternative Completion Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio	RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio	RiverFront Tactical Growth & Income Portfolio

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Ibbotson Alternative Completion Portfolio	Ibbotson Alternative Completion IndexTM

RiverFront Tactical Balanced Growth Portfolio	RiverFront Global Tactical Balanced Growth IndexTM

RiverFront Tactical Growth & Income Portfolio	RiverFront Global Tactical Balanced Growth & Income IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

16

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

17

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Fund of Funds Risk. Each Fund pursues its investment objective by primarily investing its assets in underlying ETFs. A Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the underlying ETFs in which it invests. An investment in a Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Each Fund will indirectly pay a proportional share of the fees and expenses of the Underlying ETFs in which it invests (including operating expenses and management fees). There is a risk that the evaluations and assumptions of each Fund's Index Provider regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

Risks of Investing in ETNs. The return on an exchange-traded note ("ETN") is generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which a Fund may invest may be linked to master limited partnerships ("MLPs"). Investments linked to MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove

18

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Moreover, the tax treatment of ETNs is uncertain and the Internal Revenue Service could assert at any time that ETNs should be taxed in a manner that may adversely affect a Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying ETFs that are paid indirectly as a result of share ownership of the underlying ETFs and other extraordinary expenses.

Expenses included in each of the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the underlying ETFs, in which it invests. The effects of the underlying ETF's expenses are included in the realized and unrealized gain/loss on the investments in the underlying ETFs.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

19

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee of 0.25% of each Fund's average daily net assets. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying ETFs that are paid indirectly as a result of share ownership of the underlying ETFs and other extraordinary expenses.

Each Fund indirectly bears the fees and expenses of the underlying ETFs in which it invests. The Adviser serves as the investment adviser to some of the underlying ETFs. By virtue of the Fund's investments in affiliated underlying ETFs, the management fee received by the Adviser for managing the underlying ETFs will increase.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor has entered into a Marketing Agreement with DB Commodity Services LLC and Deutsche Bank AG, London Branch (collectively, "Deutsche Bank") to assist in marketing activities with respect to the PowerShares DB ETFs in which each Fund may invest. The Distributor receives a fee from Deutsche Bank for these services. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Ibbotson Alternative Completion Portfolio with Ibbotson Associates, and for the RiverFront Tactical Balanced Growth Portfolio and RiverFront Tactical Growth & Income Portfolio with RiverFront Investment Group® (each a "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Underlying Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

20

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 4. Investments in Affiliates

The Funds and other certain underlying ETFs have the same investment adviser and, therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated ETFs for the six-month period ended April 30, 2011.

Ibbotson Alternative Completion Portfolio

	Value 10/31/2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 4/30/2011	Dividend Income
PowerShares Emerging Markets Infrastructure Portfolio	$1,010,109	$23,178	$(323,401)	$94,181	$60,723	$864,790	$5,900
PowerShares Emerging Markets Sovereign Debt Portfolio	1,308,469	130,425	(296,592)	(65,207)	5,969	1,083,064	18,855
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	669,316	7,055	(206,382)	66,405	27,536	563,930	8,874
PowerShares Global Agriculture Portfolio	350,396	2,617	(120,284)	16,498	28,867	278,094	2,400
PowerShares Global Gold and Precious Metals Portfolio	328,848	14,063	(89,216)	14,572	16,241	284,508	5,461
PowerShares MENA Frontier Countries Portfolio	1,318,511	155,777	(285,911)	(105,980)	23,251	1,105,648	17,409
PowerShares Preferred Portfolio	950,399	77,660	(237,718)	8,827	9,674	808,842	17,439
PowerShares S&P 500 BuyWrite Portfolio	431,714	27,262	(113,205)	12,892	5,406	364,069	8,365
Total Investments in Affiliates	$6,367,762	$438,037	$(1,672,709)	$42,188	$177,667	$5,352,945	$84,703

RiverFront Tactical Balanced Growth Portfolio

	Value 10/31/2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2011	Dividend Income
PowerShares Active Low Duration Portfolio	$159,256	$554,036	$(722,766)	$(95)	$9,569	$—	$2,254
PowerShares Active Mega-Cap Portfolio	—	1,197,152	(18,991)	63,163	(134)	1,241,190	2,136
PowerShares Active U.S. Real Estate Fund	292,003	22,469	(309,382)	(33,180)	28,090	—	—
PowerShares Dividend Achievers(TM) Portfolio	1,060,298	1,134,951	(1,492,535)	56,511	39,570	798,795	14,431
PowerShares DWA Technical Leaders Portfolio	176,256	1,157,840	(368,300)	104,617	(2,262)	1,068,151	344
PowerShares Dynamic Basic Materials Sector Portfolio	252,609	261,683	(11,429)	73,564	65	576,492	6,260
PowerShares Dynamic Biotechnology & Genome Portfolio	151,324	46,828	(204,567)	(11,740)	18,155	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	530,762	454,709	(89,797)	99,233	15,084	1,009,991	3,366
PowerShares Dynamic Energy Sector Portfolio	562,070	430,409	(1,157,325)	(61,744)	226,590	—	2,575
PowerShares Dynamic Financial Sector Portfolio	200,254	1,501,534	(169,437)	86,274	19,698	1,638,323	6,200

21

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

	Value 10/31/2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2011	Dividend Income
PowerShares Dynamic Food & Beverage Portfolio	$445,067	$476,746	$(510,972)	$23,500	$29,975	$464,316	$3,386
PowerShares Dynamic Healthcare Sector Portfolio	181,948	1,018,657	(178,916)	106,421	5,754	1,133,864	—
PowerShares Dynamic Industrials Sector Portfolio	661,763	592,604	(90,861)	179,030	17,051	1,359,587	2,262
PowerShares Dynamic Insurance Portfolio	318,707	152,218	(493,088)	(21,229)	43,392	—	5,236
PowerShares Dynamic Large Cap Portfolio	649,733	1,671,793	(1,530,820)	112,497	76,872	980,075	9,956
PowerShares Dynamic Mid Cap Portfolio	—	263,735	—	(460)	—	263,275	—
PowerShares Dynamic Networking Portfolio	160,884	89,882	(299,660)	(20,225)	69,119	—	833
PowerShares Dynamic Oil & Gas Services Portfolio	—	580,692	(189,460)	74,604	(351)	465,485	—
PowerShares Dynamic Pharmaceuticals Portfolio	371,475	210,138	(599,905)	(43,308)	61,600	—	1,043
PowerShares Dynamic Software Portfolio	300,655	117,988	(457,592)	(24,428)	63,377	—	—
PowerShares Dynamic Technology Sector Portfolio	570,650	1,002,242	(18,477)	109,745	(185)	1,663,975	359
PowerShares Dynamic Telecommunications & Wireless Portfolio	251,207	41,638	(297,398)	(35,973)	40,526	—	65
PowerShares Dynamic Utilities Portfolio	278,978	384,626	(665,085)	(10,478)	11,959	—	4,367
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	469,022	1,309,793	(705,032)	77,245	34,865	1,185,893	7,304
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	1,119,710	(502,001)	37,716	2,937	658,362	245
PowerShares FTSE RAFI Emerging Markets Portfolio	1,885,084	1,792,339	(1,229,478)	142,230	(6,641)	2,583,534	17,836
PowerShares Fundamental High Yield® Corporate Bond Portfolio	902,523	605,916	(879,431)	9,931	2,517	641,456	14,009
PowerShares International Dividend Achievers(TM) Portfolio	457,136	264,420	(107,523)	60,527	965	675,525	9,890
PowerShares VRDO Tax-Free Weekly Portfolio	414,084	430,245	(859,697)	217	15,151	—	611
PowerShares Zacks Micro Cap Portfolio	—	2,444,182	(1,344,828)	21,022	19,549	1,139,925	273
Total Investments in Affiliates	$11,703,748	$21,331,175	$(15,504,753)	$1,175,187	$842,857	$19,548,214	$115,241

22

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

RiverFront Tactical Growth & Income Portfolio

	Value 10/31/2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2011	Dividend Income
PowerShares Active Low Duration Portfolio	$474,143	$777,918	$(53,862)	$(7,103)	$477	$1,191,573	$3
PowerShares Active Mega-Cap Portfolio	—	510,541	(19,855)	26,377	306	517,369	807
PowerShares Active U.S. Real Estate Fund	299,517	115,894	(205,331)	11,711	27,319	249,110	4,947
PowerShares Dividend Achievers(TM) Portfolio	2,029,537	1,227,109	(1,480,853)	341,887	68,362	2,186,042	27,583
PowerShares Dynamic Basic Materials Sector Portfolio	—	240,104	(11,105)	27,337	670	257,006	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	308,945	737,329	(508,203)	31,667	49,508	619,246	2,840
PowerShares Dynamic Energy Sector Portfolio	149,599	832,972	(51,084)	179,993	17,070	1,128,550	1,309
PowerShares Dynamic Financial Sector Portfolio	—	899,732	(464,207)	43,731	12,290	491,546	3,645
PowerShares Dynamic Healthcare Sector Portfolio	151,493	505,655	(166,729)	10,190	11,943	512,552	—
PowerShares Dynamic Industrials Sector Portfolio	239,006	796,898	(225,023)	34,529	53,505	898,915	820
PowerShares Dynamic Mid Cap Portfolio	163,804	97,255	(114,944)	135,450	1,698	283,263	1,016
PowerShares Dynamic Pharmaceuticals Portfolio	371,475	210,138	(599,905)	(43,308)	61,600	—	1,043
PowerShares Dynamic Technology Sector Portfolio	492,347	435,252	(43,425)	87,625	7,209	979,008	310
PowerShares Dynamic Telecommunications & Wireless Portfolio	251,207	41,638	(297,398)	(35,973)	40,526	—	65
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	159,537	897,728	(379,592)	14,617	40,564	732,854	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	422,355	(187,110)	12,153	1,275	248,673	84
PowerShares FTSE RAFI Emerging Markets Portfolio	1,366,563	1,325,001	(866,723)	45,244	43,439	1,913,524	13,159
PowerShares Fundamental High Yield® Corporate Bond Portfolio	1,487,641	1,267,399	(1,342,846)	25,495	(3,724)	1,433,965	42,210
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio	527,532	300,988	(50,896)	51,161	2,834	831,619	4,634
PowerShares International Dividend Achievers(TM) Portfolio	311,242	177,378	(139,807)	161,880	2,851	513,544	6,770
PowerShares VRDO Tax Free Weekly Portfolio	499,900	1,464,839	(1,813,295)	12,105	(3,788)	159,761	1,734
Powershares Zacks Micro Cap Portfolio	—	257,305	(13,494)	18,155	699	262,665	294
Total Investments in Affiliates	$9,283,488	$13,541,428	$(9,035,687)	$1,184,923	$436,633	$15,410,785	$113,273

23

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended April 30, 2011, there were no significant transfers between investment levels.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

24

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

The following Funds had capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of each year listed below:

	2016	2017	2018	Total*
Ibbotson Alternative Completion Portfolio	$1,740,326	$1,239,640	$1,091,178	$4,071,144
RiverFront Tactical Balanced Growth Portfolio	1,323,393	967,037	224,350	2,514,780
RiverFront Tactical Growth & Income Portfolio	895,279	793,493	302,380	1,991,152

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six-month period ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Ibbotson Alternative Completion Portfolio	$105,037	$161,611
RiverFront Tactical Balanced Growth Portfolio	19,957,742	18,346,517
RiverFront Tactical Growth & Income Portfolio	12,059,352	11,462,881

For the six-month period ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Ibbotson Alternative Completion Portfolio	$481,534	$2,747,970
RiverFront Tactical Balanced Growth Portfolio	10,411,279	3,103,060
RiverFront Tactical Growth & Income Portfolio	10,253,366	3,128,964

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Ibbotson Alternative Completion Portfolio	$7,953,634	$1,531,129	$1,531,883	$(754)
RiverFront Tactical Balanced Growth Portfolio	24,083,232	2,412,261	2,550,863	(138,602)
RiverFront Tactical Growth & Income Portfolio	22,375,982	2,574,936	2,617,705	(42,769)

25

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 8. Trustees' Fees

The Fund compensates each Trustee who is not an 'interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

26

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 40 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees,

27

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology

28

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals

29

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2012, for PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares MENA Frontier Countries Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

30

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

31

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-11

2011 Semi-Annual Report to Shareholders

April 30, 2011

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

S&P SmallCap Portfolios

Schedules of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	6

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	9

PowerShares S&P SmallCap Energy Portfolio (PSCE)	10

PowerShares S&P SmallCap Financials Portfolio (PSCF)	11

PowerShares S&P SmallCap Health Care Portfolio (PSCH)	13

PowerShares S&P SmallCap Industrials Portfolio (PSCI)	15

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	17

PowerShares S&P SmallCap Materials Portfolio (PSCM)	20

PowerShares S&P SmallCap Utilities Portfolio (PSCU)	21

Statements of Assets and Liabilities	22

Statements of Operations	24

Statements of Changes in Net Assets	26

Financial Highlights	30

Notes to Financial Statements	35

Board Considerations Regarding Continuation of Investment Advisory Agreement	44

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PSCD	PowerShares S&P SmallCap Consumer Discretionary Portfolio	4/7/10	270	130	4	0	0	0	0
PSCC	PowerShares S&P SmallCap Consumer Staples Portfolio	4/7/10	270	136	0	0	0	0	0
PSCE	PowerShares S&P SmallCap Energy Portfolio	4/7/10	270	138	2	0	0	0	0
PSCF	PowerShares S&P SmallCap Financials Portfolio	4/7/10	270	130	4	1	0	0	0
PSCH	PowerShares S&P SmallCap Health Care Portfolio	4/7/10	270	145	6	1	0	0	0
PSCI	PowerShares S&P SmallCap Industrials Portfolio	4/7/10	270	132	0	0	0	0	0
PSCT	PowerShares S&P SmallCap Information Technology Portfolio	4/7/10	270	154	1	1	0	0	0
PSCM	PowerShares S&P SmallCap Materials Portfolio	4/7/10	270	95	1	1	0	0	0
PSCU	PowerShares S&P SmallCap Utilities Portfolio	4/7/10	270	130	3	0	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PSCD	135	0	1	0	0	0
PSCC	134	1	0	0	0	0
PSCE	129	0	0	1	0	0
PSCF	133	1	0	0	0	1
PSCH	118	0	1	0	0	0
PSCI	138	0	0	0	0	0
PSCT	113	1	1	0	0	0
PSCM	171	0	2	0	0	0
PSCU	138	0	0	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Six-Month Period(1)
PowerShares S&P SmallCap Consumer Discretionary Portfolio Actual	$1,000.00	$1,183.49	0.29%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Consumer Staples Portfolio Actual	$1,000.00	$1,171.83	0.29%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Energy Portfolio Actual	$1,000.00	$1,596.81	0.29%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Financials Portfolio Actual	$1,000.00	$1,167.33	0.29%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

4

Fees and Expenses (Continued)

	Beginning Account Value Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Six-Month Period(1)
PowerShares S&P SmallCap Health Care Portfolio Actual	$1,000.00	$1,350.08	0.29%	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Industrials Portfolio Actual	$1,000.00	$1,200.31	0.29%	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Information Technology Portfolio Actual	$1,000.00	$1,238.61	0.29%	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Materials Portfolio Actual	$1,000.00	$1,174.83	0.29%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Utilities Portfolio Actual	$1,000.00	$1,098.93	0.29%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

5

Portfolio Composition

PowerShares S&P SmallCap Consumer Discretionary Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Retail	48.7
Apparel	17.2
Commercial Services	11.1
Leisure Time	4.8
Home Builders	2.6
Home Furnishings	2.5
Distribution/Wholesale	2.0
Entertainment	2.0
Household Products/Wares	1.8
Internet	1.7
Auto Parts & Equipment	1.5
Miscellaneous Manufacturing	1.0
Beverages	0.8
Toys/Games/Hobbies	0.8
Building Materials	0.6
Lodging	0.5
Media	0.4
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Apparel—17.2%
43,598	Carter's, Inc.*	$1,348,050
67,013	Crocs, Inc.*	1,347,631
55,016	Iconix Brand Group, Inc.*	1,347,342
20,534	K-Swiss, Inc., Class A*	252,774
17,661	Maidenform Brands, Inc.*	559,147
10,492	Oxford Industries, Inc.	360,400
9,370	Perry Ellis International, Inc.*	264,047
98,288	Quiksilver, Inc.*	427,553
25,865	Skechers U.S.A., Inc., Class A*	492,728
17,571	Steven Madden Ltd.*	933,899
19,143	True Religion Apparel, Inc.*	578,501
12,878	Volcom, Inc.	254,083
37,487	Wolverine World Wide, Inc.	1,487,484
		9,653,639
	Auto Parts & Equipment—1.5%
25,037	Spartan Motors, Inc.	169,250
14,691	Standard Motor Products, Inc.	209,347
17,569	Superior Industries International, Inc.	443,968
		822,565
	Beverages—0.8%
9,871	Peet's Coffee & Tea, Inc.*	458,804

Number of Shares		Value
	Common Stocks (Continued)
	Building Materials—0.6%
14,410	Drew Industries, Inc.	$346,849
	Commercial Services—11.1%
14,063	American Public Education, Inc.*	594,162
20,455	Arbitron, Inc.	791,199
12,321	Capella Education Co.*	611,121
63,744	Corinthian Colleges, Inc.*	283,661
47,336	Hillenbrand, Inc.	1,084,941
118,054	Live Nation Entertainment, Inc.*	1,309,219
10,699	Midas, Inc.*	77,782
22,957	Monro Muffler Brake, Inc.	697,434
7,378	Pre-Paid Legal Services, Inc.*	486,579
15,790	Universal Technical Institute, Inc.	285,325
		6,221,423
	Distribution/Wholesale—2.0%
36,908	Pool Corp.	1,116,836
	Entertainment—2.0%
46,766	Pinnacle Entertainment, Inc.*	649,112
40,820	Shuffle Master, Inc.*	446,163
		1,095,275

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Home Builders—2.6%
14,051	M/I Homes, Inc.*	$186,738
24,409	Meritage Homes Corp.*	583,619
5,186	Skyline Corp.	101,697
74,294	Standard Pacific Corp.*	286,775
21,945	Winnebago Industries, Inc.*	271,679
		1,430,508
	Home Furnishings—2.5%
14,068	Audiovox Corp., Class A*	103,822
21,707	Ethan Allen Interiors, Inc.	522,922
39,187	La-Z-Boy, Inc.*	460,839
11,187	Universal Electronics, Inc.*	309,768
		1,397,351
	Household Products/Wares—1.8%
4,095	Blyth, Inc.	193,038
23,207	Helen of Troy Ltd.*	722,202
16,241	Kid Brands, Inc.*	118,722
		1,033,962
	Internet—1.7%
11,012	Blue Nile, Inc.*	627,684
20,196	Nutrisystem, Inc.	303,748
		931,432
	Leisure Time—4.8%
9,229	Arctic Cat, Inc.*	154,955
67,201	Brunswick Corp.	1,570,487
48,484	Callaway Golf Co.	343,267
30,621	Interval Leisure Group, Inc.*	492,080
20,391	Multimedia Games, Inc.*	119,695
		2,680,484
	Lodging—0.5%
16,312	Marcus Corp.	180,900
8,514	Monarch Casino & Resort, Inc.*	97,571
		278,471
	Media—0.4%
23,356	E.W. Scripps Co. (The), Class A*	221,882
	Miscellaneous Manufacturing—1.0%
13,052	Movado Group, Inc.	217,838
14,099	Sturm Ruger & Co., Inc.	335,274
		553,112
	Retail—48.7%
16,464	Big 5 Sporting Goods Corp.	196,745
1,083	Biglari Holdings, Inc.*	473,531
17,202	BJ's Restaurants, Inc.*	807,634
33,146	Brown Shoe Co., Inc.	419,297
19,776	Buckle, Inc. (The)	899,610
13,770	Buffalo Wild Wings, Inc.*	841,347
30,497	Cabela's, Inc., Class A*	778,893
18,524	California Pizza Kitchen, Inc.*	296,384

Number of Shares		Value
	Common Stocks (Continued)
22,292	Cato Corp. (The), Class A	$568,669
15,358	CEC Entertainment, Inc.	580,993
19,630	Children's Place Retail Stores, Inc. (The)*	1,043,727
26,872	Christopher & Banks Corp.	165,263
24,049	Coinstar, Inc.*	1,298,165
45,270	Coldwater Creek, Inc.*	138,074
17,510	Cracker Barrel Old Country Store, Inc.	897,037
11,863	DineEquity, Inc.*	592,794
40,353	Finish Line, Inc. (The), Class A	867,186
29,674	Fred's, Inc., Class A	414,249
17,849	Genesco, Inc.*	720,743
17,987	Group 1 Automotive, Inc.	774,161
14,011	Haverty Furniture Cos., Inc.	183,544
21,118	Hibbett Sports, Inc.*	797,838
33,607	Hot Topic, Inc.	225,503
29,373	HSN, Inc.*	974,596
38,358	Jack in the Box, Inc.*	792,093
20,871	Jos. A. Bank Clothiers, Inc.*	1,094,058
11,849	Kirkland's, Inc.*	178,801
16,474	Lithia Motors, Inc., Class A	299,662
71,439	Liz Claiborne, Inc.*	449,351
17,733	Lumber Liquidators Holdings, Inc.*	460,171
17,420	MarineMax, Inc.*	166,535
39,908	Men's Wearhouse, Inc. (The)	1,113,034
14,278	O'Charley's, Inc.*	93,378
64,269	OfficeMax, Inc.*	640,119
17,253	P.F. Chang's China Bistro, Inc.	691,845
15,126	Papa John's International, Inc.*	454,688
39,683	Pep Boys - Manny, Moe & Jack (The)	543,657
16,974	PetMed Express, Inc.	256,138
11,773	Red Robin Gourmet Burgers, Inc.*	320,108
49,077	Ruby Tuesday, Inc.*	515,799
11,396	Rue21, Inc.*	343,248
23,317	Ruth's Hospitality Group, Inc.*	114,487
26,660	Sonic Automotive, Inc., Class A	375,906
46,577	Sonic Corp.*	522,594
27,670	Stage Stores, Inc.	532,924
20,315	Stein Mart, Inc.	221,027
44,338	Texas Roadhouse, Inc.	721,379
27,595	Tuesday Morning Corp.*	137,975
19,323	Vitamin Shoppe, Inc.*	753,984
17,435	Zale Corp.*	64,161
15,757	Zumiez, Inc.*	442,929
		27,256,034
	Toys/Games/Hobbies—0.8%
20,408	JAKKS Pacific, Inc.*	429,384
	Total Common Stocks (Cost $48,383,812)	55,928,011

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
13,178	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class
	(Cost $13,178)	$13,178
	Total Investments (Cost $48,396,990)—100.0%	55,941,189
	Other assets less liabilities—0.0%	1,972
	Net Assets—100.0%	$55,943,161

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares S&P SmallCap Consumer Staples Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Food	59.8
Household Products/Wares	10.2
Environmental Control	9.6
Retail	7.5
Agriculture	6.3
Beverages	4.4
Commercial Services	1.5
Exchange Traded Fund	0.6
Money Market Fund	0.0
Other assets less liabilities	0.1

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—99.3%
	Agriculture—6.3%
116,773	Alliance One International, Inc.*	$465,924
21,041	Andersons, Inc. (The)	1,044,686
		1,510,610
	Beverages—4.4%
11,273	Boston Beer Co., Inc., Class A*	1,062,593
	Commercial Services—1.5%
17,993	Medifast, Inc.*	355,362
	Environmental Control—9.6%
141,330	Darling International, Inc.*	2,285,306
	Food—59.8%
54,576	B&G Foods, Inc.	986,734
16,165	Calavo Growers, Inc.	339,465
17,911	Cal-Maine Foods, Inc.	517,449
17,650	Diamond Foods, Inc.	1,157,840
52,072	Hain Celestial Group, Inc. (The)*	1,770,968
19,173	J & J Snack Foods Corp.	974,372
16,236	Nash Finch Co.	604,304
21,148	Sanderson Farms, Inc.	1,006,645
12,274	Seneca Foods Corp., Class A*	343,181
51,925	Snyders-Lance, Inc.	1,025,519
30,357	Spartan Stores, Inc.	473,873
42,902	TreeHouse Foods, Inc.*	2,602,864
58,336	United Natural Foods, Inc.*	2,490,364
		14,293,578
	Household Products/Wares—10.2%
70,547	Central Garden & Pet Co., Class A*	706,881
67,351	Prestige Brands Holdings, Inc.*	777,904
22,884	WD-40 Co.	949,686
		2,434,471

Number of Shares		Value
	Common Stocks (Continued)
	Retail—7.5%
45,938	Casey's General Stores, Inc.	$1,792,960
	Total Common Stocks (Cost $21,455,063)	23,734,880
	Exchange Traded Fund—0.6%
	Equity Fund—0.6%
4,820	PowerShares Dynamic Consumer Staples Sector Portfolio(~)* (Cost $151,396)	151,348
	Money Market Fund—0.0%
293	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $293)	293
	Total Investments (Cost $21,606,752)—99.9%	23,886,521
	Other assets less liabilities—0.1%	18,769
	Net Assets—100.0%	$23,905,290

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated investment. See Note 4.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares S&P SmallCap Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Oil & Gas	47.0
Oil & Gas Services	36.9
Retail	10.4
Transportation	4.8
Exchange Traded Fund	0.9
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—99.1%
	Oil & Gas—47.0%
89,299	Contango Oil & Gas Co.*	$5,529,394
126,374	GeoResources, Inc.*	3,667,373
258,277	Gulfport Energy Corp.*	8,791,749
248,862	Holly Corp.	14,409,110
316,971	Penn Virginia Corp.	4,900,372
163,112	Petroleum Development Corp.*	6,495,120
386,696	PetroQuest Energy, Inc.*	3,387,457
377,090	Pioneer Drilling Co.*	5,844,895
281,810	Stone Energy Corp.*	9,964,802
182,628	Swift Energy Co.*	7,157,191
		70,147,463
	Oil & Gas Services—36.9%
161,947	Basic Energy Services, Inc.*	4,978,251
99,738	Gulf Island Fabrication, Inc.	3,524,741
161,812	Hornbeck Offshore Services, Inc.*	4,729,765
649,769	ION Geophysical Corp.*	8,213,080
172,948	Lufkin Industries, Inc.	15,968,289
183,675	Matrix Service Co.*	2,655,940
80,089	SEACOR Holdings, Inc.	7,915,196
487,341	TETRA Technologies, Inc.*	7,198,026
		55,183,288
	Retail—10.4%
391,779	World Fuel Services Corp.	15,506,613
	Transportation—4.8%
155,584	Bristow Group, Inc.*	7,219,097
	Total Common Stocks (Cost $133,241,439)	148,056,461

Number of Shares		Value
	Exchange Traded Fund—0.9%
	Equity Fund—0.9%
30,668	PowerShares Dynamic Energy Sector
	Portfolio(~)*
	(Cost $1,371,899)	$1,372,393
	Total Investments (Cost $134,613,338)—100.0%	149,428,854
	Liabilities in excess of other assets—(0.0%)	(10,013)
	Net Assets—100.0%	$149,418,841

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated investment. See Note 4.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares S&P SmallCap Financials Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

REITS	41.4
Banks	29.6
Insurance	12.2
Diversified Financial Services	9.1
Retail	4.2
Savings & Loans	1.7
Investment Companies	1.1
Real Estate	0.7
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Banks—29.6%
29,573	Bank Mutual Corp.	$120,954
8,485	Bank of the Ozarks, Inc.	377,837
49,381	Boston Private Financial Holdings, Inc.	345,173
9,934	City Holding Co.	338,749
25,387	Columbia Banking System, Inc.	478,799
23,775	Community Bank System, Inc.	594,850
13,765	First BanCorp*	68,687
60,971	First Commonwealth Financial Corp.	378,020
37,448	First Financial Bancorp	617,143
13,518	First Financial Bankshares, Inc.	749,168
48,086	First Midwest Bancorp, Inc.	629,927
46,433	Glacier Bancorp, Inc.	697,888
22,271	Hancock Holding Co.	727,371
97,696	Hanmi Financial Corp.*	128,959
14,156	Home Bancshares, Inc.	339,319
13,734	Independent Bank Corp.	402,544
24,543	Nara Bancorp, Inc.*	241,258
79,083	National Penn Bancshares, Inc.	649,271
22,298	NBT Bancorp, Inc.	503,935
61,183	Old National Bancorp	633,244
21,963	Pinnacle Financial Partners, Inc.*	352,945
37,746	PrivateBancorp, Inc.	594,122
16,074	S&T Bancorp, Inc.	328,070
26,186	Signature Bank*	1,524,287
11,166	Simmons First National Corp., Class A	294,671
19,944	Sterling Bancorp	206,420
65,832	Sterling Bancshares, Inc.	585,246
83,921	Susquehanna Bancshares, Inc.	773,752
23,944	Texas Capital Bancshares, Inc.*	617,755
5,352	Tompkins Financial Corp.	218,040
49,911	TrustCo Bank Corp. NY	299,466

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,351	UMB Financial Corp.	$814,871
73,915	Umpqua Holdings Corp.	858,153
24,786	United Bankshares, Inc.	648,402
61,180	United Community Banks, Inc.*	146,832
62,344	Whitney Holding Corp.	844,138
59,074	Wilmington Trust Corp.	266,424
12,571	Wilshire Bancorp, Inc.*	50,284
22,559	Wintrust Financial Corp.	760,013
		19,206,987
	Diversified Financial Services—9.1%
27,243	Interactive Brokers Group, Inc., Class A	477,842
26,829	Investment Technology Group, Inc.*	459,044
23,274	LaBranche & Co., Inc.*	93,794
28,096	National Financial Partners Corp.*	452,065
27,438	optionsXpress Holdings, Inc.	505,957
9,390	Piper Jaffray Cos.*	336,631
11,034	Portfolio Recovery Associates, Inc.*	995,929
33,151	Stifel Financial Corp.*	1,514,338
18,928	SWS Group, Inc.	115,461
25,837	TradeStation Group, Inc.*	249,327
10,225	World Acceptance Corp.*	694,789
		5,895,177
	Insurance—12.2%
11,757	AMERISAFE, Inc.*	262,534
35,182	Delphi Financial Group, Inc., Class A	1,124,065
14,341	eHealth, Inc.*	195,038
24,815	Employers Holdings, Inc.	500,270
25,655	Horace Mann Educators Corp.	458,711
8,003	Infinity Property & Casualty Corp.	472,977
34,399	Meadowbrook Insurance Group, Inc.	352,246
8,038	Navigators Group, Inc. (The)*	416,610

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares S&P SmallCap Financials Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,759	Presidential Life Corp.	$153,275
19,676	ProAssurance Corp.*	1,306,486
10,716	RLI Corp.	634,816
9,701	Safety Insurance Group, Inc.	454,201
34,792	Selective Insurance Group, Inc.	613,731
12,300	Stewart Information Services Corp.	124,722
26,762	Tower Group, Inc.	612,047
13,710	United Fire & Casualty Co.	271,458
		7,953,187
	Investment Companies—1.1%
62,758	Prospect Capital Corp.	759,999
	Real Estate—0.7%
22,849	Forestar Group, Inc.*	449,440
	REITS—41.4%
26,010	Acadia Realty Trust	542,308
84,695	BioMed Realty Trust, Inc.	1,680,349
30,377	Cedar Shopping Centers, Inc.	179,224
52,205	Colonial Properties Trust	1,104,658
107,722	DiamondRock Hospitality Co.	1,296,973
17,399	EastGroup Properties, Inc.	801,398
29,983	Entertainment Properties Trust	1,427,491
56,738	Extra Space Storage, Inc.	1,228,378
45,704	Franklin Street Properties Corp.	646,255
16,178	Getty Realty Corp.	411,083
43,353	Healthcare Realty Trust, Inc.	990,182
24,499	Home Properties, Inc.	1,553,237
49,322	Inland Real Estate Corp.	481,876
37,203	Kilroy Realty Corp.	1,560,294
40,928	Kite Realty Group Trust	212,826
53,379	LaSalle Hotel Properties	1,502,085
81,480	Lexington Realty Trust	813,170
19,253	LTC Properties, Inc.	566,423
72,014	Medical Properties Trust, Inc.	888,653
23,039	Mid-America Apartment Communities, Inc.	1,540,157
54,032	National Retail Properties, Inc.	1,423,203
14,191	Parkway Properties, Inc.	254,445
35,762	Pennsylvania Real Estate Investment Trust	564,682
31,756	Post Properties, Inc.	1,289,294
12,109	PS Business Parks, Inc.	729,688
7,488	Saul Centers, Inc.	327,899
17,859	Sovran Self Storage, Inc.	764,008
52,417	Tanger Factory Outlet Centers, Inc.	1,448,282
8,176	Universal Health Realty Income Trust	352,467
15,077	Urstadt Biddle Properties, Inc., Class A	296,715
		26,877,703

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Retail—4.2%
19,090	Cash America International, Inc.	$905,821
32,205	EZCORP, Inc., Class A*	1,014,135
20,235	First Cash Financial Services, Inc.*	794,021
		2,713,977
	Savings & Loans—1.7%
38,169	Brookline Bancorp, Inc.	351,918
17,882	Dime Community Bancshares	276,456
33,243	Provident Financial Services, Inc.	482,688
		1,111,062
	Total Common Stocks and Other Equity Interests (Cost $53,703,172)	64,967,532
	Money Market Fund—0.0%
15,317	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $15,317)	15,317
	Total Investments (Cost $53,718,489)—100.0%	64,982,849
	Liabilities in excess of other assets—(0.0%)	(31,756)
	Net Assets—100.0%	$64,951,093

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares S&P SmallCap Health Care Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Healthcare - Products	29.3
Healthcare - Services	25.3
Pharmaceuticals	16.4
Commercial Services	9.7
Biotechnology	9.6
Software	4.0
Electronics	3.9
Distribution/Wholesale	1.4
Internet	0.4
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—9.6%
104,950	ArQule, Inc.*	$740,947
70,197	Cambrex Corp.*	369,236
141,571	Cubist Pharmaceuticals, Inc.*	4,792,178
51,261	Emergent Biosolutions, Inc.*	1,189,768
79,967	Enzo Biochem, Inc.*	319,068
175,661	Regeneron Pharmaceuticals, Inc.*	8,978,034
		16,389,231
	Commercial Services—9.7%
93,113	AMN Healthcare Services, Inc.*	803,565
50,305	Chemed Corp.	3,502,737
15,502	CorVel Corp.*	803,004
74,063	Cross Country Healthcare, Inc.*	549,548
66,378	HMS Holdings Corp.*	5,224,612
35,536	Kendle International, Inc.*	357,137
22,408	Landauer, Inc.	1,348,289
139,553	PAREXEL International Corp.*	3,873,991
		16,462,883
	Distribution/Wholesale—1.4%
29,804	MWI Veterinary Supply, Inc.*	2,478,799
	Electronics—3.9%
30,510	Analogic Corp.	1,759,511
41,625	Dionex Corp.*	4,926,319
		6,685,830
	Healthcare - Products—29.3%
53,626	Abaxis, Inc.*	1,557,835
167,977	Affymetrix, Inc.*	907,076
162,935	Align Technology, Inc.*	3,933,251
182,913	American Medical Systems Holdings, Inc.*	5,395,934
30,476	Cantel Medical Corp.	790,243
67,331	CONMED Corp.*	1,890,655

Number of Shares		Value
	Common Stocks (Continued)
65,969	CryoLife, Inc.*	$385,259
58,056	Cyberonics, Inc.*	2,065,052
55,584	Greatbatch, Inc.*	1,504,659
60,535	Haemonetics Corp.*	4,249,557
79,040	Hanger Orthopedic Group, Inc.*	2,147,517
28,309	ICU Medical, Inc.*	1,277,019
49,045	Integra LifeSciences Holdings Corp.*	2,565,544
77,157	Invacare Corp.	2,538,465
20,299	Kensey Nash Corp.*	501,994
44,572	LCA-Vision, Inc.*	300,415
97,556	Meridian Bioscience, Inc.	2,410,609
67,429	Merit Medical Systems, Inc.*	1,572,444
68,842	Natus Medical, Inc.*	1,168,249
45,068	Palomar Medical Technologies, Inc.*	721,539
131,790	PSS World Medical, Inc.*	3,790,280
41,647	SurModics, Inc.*	639,698
85,593	Symmetry Medical, Inc.*	851,650
79,410	West Pharmaceutical Services, Inc.	3,751,328
51,978	Zoll Medical Corp.*	2,946,113
		49,862,385
	Healthcare - Services—25.3%
26,573	Air Methods Corp.*	1,796,866
19,807	Almost Family, Inc.*	686,709
70,225	Amedisys, Inc.*	2,339,897
117,876	AMERIGROUP Corp.*	8,050,931
74,546	AmSurg Corp., Class A*	2,002,306
58,355	Bio-Reference Labs, Inc.*	1,471,129
118,214	Centene Corp.*	4,282,893
31,274	Ensign Group, Inc. (The)	865,039
71,144	Gentiva Health Services, Inc.*	1,992,032
155,614	Healthspring, Inc.*	6,456,425
81,012	Healthways, Inc.*	1,370,723
38,870	IPC The Hospitalist Co., Inc.*	2,015,798

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares S&P SmallCap Health Care Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
37,359	LHC Group, Inc.*	$1,106,574
78,723	Magellan Health Services, Inc.*	4,095,170
48,360	MedCath Corp.*	653,344
40,700	Molina Healthcare, Inc.*	1,750,100
59,335	RehabCare Group, Inc.*	2,229,216
		43,165,152
	Internet—0.4%
102,805	eResearchTechnology, Inc.*	653,840
	Pharmaceuticals—16.4%
117,857	Catalyst Health Solutions, Inc.*	7,019,563
24,293	Hi-Tech Pharmacal Co., Inc.*	671,944
55,045	Neogen Corp.*	2,306,386
85,493	Par Pharmaceutical Cos., Inc.*	2,944,379
69,920	PharMerica Corp.*	920,147
148,695	Questcor Pharmaceuticals, Inc.*	3,048,247
138,520	Salix Pharmaceuticals Ltd.*	5,442,451
168,755	Savient Pharmaceuticals, Inc.*	1,959,246
186,196	ViroPharma, Inc.*	3,591,721
		27,904,084
	Software—4.0%
26,104	Computer Programs & Systems, Inc.	1,534,654
78,514	Omnicell, Inc.*	1,207,545
45,544	Quality Systems, Inc.	4,086,208
		6,828,407
	Total Investments (Cost $143,829,543)—100.0%	170,430,611
	Liabilities in excess of other assets—(0.0%)	(53,477)
	Net Assets—100.0%	$170,377,134

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares S&P SmallCap Industrials Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Aerospace/Defense	17.2
Miscellaneous Manufacturing	15.6
Commercial Services	10.9
Transportation	7.9
Machinery - Diversified	7.8
Electronics	7.1
Engineering & Construction	5.3
Building Materials	5.2
Metal Fabricate/Hardware	4.3
Electrical Components & Equipment	3.6
Housewares	2.5
Distribution/Wholesale	2.3
Airlines	1.9
Environmental Control	1.8
Textiles	1.7
Office Furnishings	1.4
Storage/Warehousing	1.1
Computers	1.0
Machinery - Construction & Mining	0.9
Media	0.4
Household Products/Wares	0.1
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—17.2%
17,596	AAR Corp.	$458,200
6,677	Aerovironment, Inc.*	191,296
6,995	Cubic Corp.	378,290
20,540	Curtiss-Wright Corp.	682,955
13,544	Esterline Technologies Corp.*	972,459
26,279	GenCorp, Inc.*	171,602
11,548	Kaman Corp.	429,586
20,198	Moog, Inc., Class A*	891,136
2,314	National Presto Industries, Inc.	256,923
25,858	Orbital Sciences Corp.*	486,906
16,291	Teledyne Technologies, Inc.*	822,532
7,307	Triumph Group, Inc.	629,279
		6,371,164
	Airlines—1.9%
6,659	Allegiant Travel Co.	298,789
23,908	SkyWest, Inc.	395,199
		693,988
	Building Materials—5.2%
5,277	AAON, Inc.	173,349
12,476	Apogee Enterprises, Inc.	178,157

Number of Shares		Value
	Common Stocks (Continued)
16,809	Comfort Systems USA, Inc.	$205,238
13,482	Gibraltar Industries, Inc.*	157,470
7,613	NCI Building Systems, Inc.*	94,249
16,630	Quanex Building Products Corp.	348,565
17,777	Simpson Manufacturing Co., Inc.	496,334
8,580	Universal Forest Products, Inc.	277,048
		1,930,410
	Commercial Services—10.9%
21,115	ABM Industries, Inc.	513,517
5,742	CDI Corp.	85,096
4,411	Consolidated Graphics, Inc.*	247,678
28,579	Geo Group, Inc. (The)*	762,488
29,365	Healthcare Services Group, Inc.	521,522
7,779	Heidrick & Struggles International, Inc.	182,029
9,962	Insperity, Inc.	301,749
12,536	Kelly Services, Inc., Class A*	239,563
22,883	Navigant Consulting, Inc.*	266,587
16,216	On Assignment, Inc.*	177,889
22,664	SFN Group, Inc.*	238,652
19,560	TrueBlue, Inc.*	275,405
8,964	Viad Corp.	222,397
		4,034,572

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares S&P SmallCap Industrials Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Computers—1.0%
18,162	Sykes Enterprises, Inc.*	$363,785
	Distribution/Wholesale—2.3%
7,113	School Specialty, Inc.*	105,344
10,270	United Stationers, Inc.	740,056
		845,400
	Electrical Components & Equipment—3.6%
21,002	Belden, Inc.	798,706
8,443	Encore Wire Corp.	235,644
3,950	Powell Industries, Inc.*	156,104
8,707	Vicor Corp.	145,494
		1,335,948
	Electronics—7.1%
4,026	American Science & Engineering, Inc.	354,691
6,674	Badger Meter, Inc.	253,011
23,421	Brady Corp., Class A	883,206
11,328	II-VI, Inc.*	655,325
12,986	Watts Water Technologies, Inc., Class A	502,558
		2,648,791
	Engineering & Construction—5.3%
15,618	Dycom Industries, Inc.*	232,083
29,638	EMCOR Group, Inc.*	917,889
6,225	Exponent, Inc.*	267,115
17,473	Insituform Technologies, Inc., Class A*	442,241
11,975	Orion Marine Group, Inc.*	123,702
		1,983,030
	Environmental Control—1.8%
27,628	Tetra Tech, Inc.*	652,573
	Household Products/Wares—0.1%
5,650	Standard Register Co. (The)	19,436
	Housewares—2.5%
13,796	Toro Co. (The)	936,886
	Machinery - Construction & Mining—0.9%
8,839	Astec Industries, Inc.*	342,776
	Machinery - Diversified—7.8%
12,314	Albany International Corp., Class A	311,667
16,757	Applied Industrial Technologies, Inc.	590,852
22,323	Briggs & Stratton Corp.	526,600
4,084	Cascade Corp.	187,047
5,563	Lindsay Corp.	407,879
20,184	Robbins & Myers, Inc.	877,399
		2,901,444
	Media—0.4%
13,532	Dolan Co. (The)*	159,272
	Metal Fabricate/Hardware—4.3%
7,594	CIRCOR International, Inc.	344,996
14,546	Kaydon Corp.	562,930

Number of Shares		Value
	Common Stocks (Continued)
1,779	Lawson Products, Inc.	$39,191
16,789	Mueller Industries, Inc.	656,786
		1,603,903
	Miscellaneous Manufacturing—15.6%
14,842	A.O. Smith Corp.	652,603
30,454	Actuant Corp., Class A	845,403
5,543	AZZ, Inc.	242,673
20,002	Barnes Group, Inc.	494,849
11,011	Ceradyne, Inc.*	515,975
22,388	CLARCOR, Inc.	1,011,714
9,133	EnPro Industries, Inc.*	366,051
11,781	ESCO Technologies, Inc.	432,127
27,591	Federal Signal Corp.	186,239
20,661	Griffon Corp.*	263,221
12,701	John Bean Technologies Corp.	256,687
7,599	Lydall, Inc.*	74,090
5,542	Standex International Corp.	202,616
10,180	Tredegar Corp.	222,738
		5,766,986
	Office Furnishings—1.4%
28,506	Interface, Inc., Class A	531,352
	Storage/Warehousing—1.1%
16,315	Mobile Mini, Inc.*	406,407
	Textiles—1.7%
8,289	G&K Services, Inc., Class A	274,366
6,509	UniFirst Corp.	336,906
		611,272
	Transportation—7.9%
11,269	Arkansas Best Corp.	259,300
12,923	Forward Air Corp.	434,471
22,524	Heartland Express, Inc.	388,539
16,623	Hub Group, Inc., Class A*	669,574
27,501	Knight Transportation, Inc.	495,293
18,602	Old Dominion Freight Line, Inc.*	696,087
		2,943,264
	Total Investments (Cost $30,556,607)—100.0%	37,082,659
	Other assets less liabilities—0.0%	1,515
	Net Assets—100.0%	$37,084,174

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares S&P SmallCap Information Technology Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Semiconductors	22.4
Software	18.9
Electronics	13.8
Telecommunications	11.7
Computers	11.1
Internet	8.3
Commercial Services	6.2
Machinery - Diversified	2.4
Electrical Components & Equipment	1.9
Distribution/Wholesale	1.6
Media	0.9
Home Furnishings	0.8
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—6.2%
35,929	Cardtronics, Inc.*	$763,491
17,155	Forrester Research, Inc.	677,794
45,210	Heartland Payment Systems, Inc.	902,392
20,208	MAXIMUS, Inc.	1,616,438
14,058	StarTek, Inc.*	76,475
32,845	TeleTech Holdings, Inc.*	652,630
45,239	Wright Express Corp.*	2,548,313
		7,237,533
	Computers—11.1%
23,060	Agilysys, Inc.*	120,373
35,780	CACI International, Inc., Class A*	2,186,516
83,520	CIBER, Inc.*	477,734
27,505	Hutchinson Technology, Inc.*	73,438
34,429	iGATE Corp.	583,916
54,560	Insight Enterprises, Inc.*	936,250
20,782	Integral Systems, Inc.*	259,567
52,611	LivePerson, Inc.*	702,883
25,699	Manhattan Associates, Inc.*	929,019
35,475	Mercury Computer Systems, Inc.*	685,022
18,054	MTS Systems Corp.	799,251
9,331	NCI, Inc., Class A*	229,636
41,253	NetScout Systems, Inc.*	1,055,664
39,476	Radiant Systems, Inc.*	786,362
28,658	RadiSys Corp.*	252,477
24,818	Stratasys, Inc.*	1,336,449
29,842	Super Micro Computer, Inc.*	509,105
39,893	Synaptics, Inc.*	1,133,759
		13,057,421

Number of Shares		Value
	Common Stocks (Continued)
	Distribution/Wholesale—1.6%
79,998	Brightpoint, Inc.*	$809,580
31,650	ScanSource, Inc.*	1,132,120
		1,941,700
	Electrical Components & Equipment—1.9%
45,512	Advanced Energy Industries, Inc.*	643,995
26,541	Littelfuse, Inc.	1,651,115
		2,295,110
	Electronics—13.8%
13,769	Bel Fuse, Inc., Class B	277,170
71,961	Benchmark Electronics, Inc.*	1,216,141
46,931	Checkpoint Systems, Inc.*	988,367
40,395	CTS Corp.	443,941
35,487	Cymer, Inc.*	1,707,280
41,576	Daktronics, Inc.	446,111
28,200	Electro Scientific Industries, Inc.*	463,890
19,084	FARO Technologies, Inc.*	823,856
45,386	FEI Co.*	1,473,230
21,532	LoJack Corp.*	98,617
43,473	Methode Electronics, Inc.	537,326
43,509	Newport Corp.*	814,924
22,282	OSI Systems, Inc.*	855,406
24,326	Park Electrochemical Corp.	777,702
47,707	Plexus Corp.*	1,740,828
48,831	Pulse Electronics Corp.	292,009
33,580	Rofin-Sinar Technologies, Inc.*	1,454,350
18,681	Rogers Corp.*	775,635
50,887	TTM Technologies, Inc.*	972,959
		16,159,742

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares S&P SmallCap Information Technology Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Home Furnishings—0.8%
20,406	DTS, Inc.*	$899,088
	Internet—8.3%
51,191	Blue Coat Systems, Inc.*	1,474,301
29,956	comScore, Inc.*	892,988
48,088	DealerTrack Holdings, Inc.*	1,080,057
42,529	InfoSpace, Inc.*	382,761
54,000	j2 Global Communications, Inc.*	1,590,840
37,201	Knot, Inc. (The)*	379,822
20,457	Liquidity Services, Inc.*	397,889
21,521	PC-Tel, Inc.*	157,103
34,862	Perficient, Inc.*	435,427
32,965	Sourcefire, Inc.*	877,528
14,014	Stamps.com, Inc.	189,469
103,578	United Online, Inc.	683,615
47,803	Websense, Inc.*	1,232,839
		9,774,639
	Machinery - Diversified—2.4%
48,508	Cognex Corp.	1,517,330
29,587	Gerber Scientific, Inc.*	282,852
56,719	Intermec, Inc.*	651,134
26,787	Intevac, Inc.*	327,605
		2,778,921
	Media—0.9%
28,269	DG Fastchannel, Inc.*	1,034,363
	Semiconductors—22.4%
37,162	ATMI, Inc.*	739,895
76,987	Brooks Automation, Inc.*	941,551
27,357	Cabot Microelectronics Corp.*	1,336,389
25,898	CEVA, Inc.*	791,961
28,250	Cohu, Inc.	407,083
42,704	Diodes, Inc.*	1,461,331
27,491	DSP Group, Inc.*	222,127
52,389	Exar Corp.*	320,097
29,426	Hittite Microwave Corp.*	1,894,740
76,380	Kopin Corp.*	367,388
84,039	Kulicke & Soffa Industries, Inc.*	761,393
59,070	Micrel, Inc.	756,687
100,921	Microsemi Corp.*	2,381,736
60,888	MKS Instruments, Inc.	1,728,001
41,564	Monolithic Power Systems, Inc.*	705,757
29,372	Pericom Semiconductor Corp.*	266,991
33,818	Power Integrations, Inc.	1,364,218
37,006	Rudolph Technologies, Inc.*	418,538
32,497	Sigma Designs, Inc.*	414,662
26,919	Standard Microsystems Corp.*	730,851
15,281	Supertex, Inc.*	329,917
60,072	Tessera Technologies, Inc.*	1,187,023

Number of Shares		Value
	Common Stocks (Continued)
191,481	TriQuint Semiconductor, Inc.*	$2,636,693
29,518	Ultratech, Inc.*	924,209
47,801	Veeco Instruments, Inc.*	2,444,065
28,704	Volterra Semiconductor Corp.*	754,628
		26,287,931
	Software—18.9%
34,111	Avid Technology, Inc.*	633,782
52,373	Blackbaud, Inc.	1,448,637
39,089	Bottomline Technologies, Inc.*	1,085,892
51,306	CommVault Systems, Inc.*	2,020,943
40,753	CSG Systems International, Inc.*	865,594
29,654	Digi International, Inc.*	350,214
45,234	Ebix, Inc.*	1,033,597
54,436	Epicor Software Corp.*	680,450
36,870	EPIQ Systems, Inc.	524,660
15,723	Interactive Intelligence, Inc.*	588,355
49,687	JDA Software Group, Inc.*	1,628,243
9,662	MicroStrategy, Inc., Class A*	1,365,241
78,967	Progress Software Corp.*	2,341,372
28,019	RightNow Technologies, Inc.*	1,013,727
36,219	Smith Micro Software, Inc.*	279,611
29,544	Synchronoss Technologies, Inc.*	953,089
28,203	SYNNEX Corp.*	945,647
100,661	Take-Two Interactive Software, Inc.*	1,628,695
48,027	Taleo Corp., Class A*	1,741,939
80,080	THQ, Inc.*	323,523
29,363	Tyler Technologies, Inc.*	727,909
		22,181,120
	Telecommunications—11.7%
33,378	Anixter International, Inc.	2,508,023
142,901	Arris Group, Inc.*	1,714,812
20,907	Black Box Corp.	730,490
32,336	Comtech Telecommunications Corp.	915,109
18,019	EMS Technologies, Inc.*	455,160
116,596	Harmonic, Inc.*	965,415
19,434	LogMeIn, Inc.*	837,022
42,805	NETGEAR, Inc.*	1,787,109
35,567	Network Equipment Technologies, Inc.*	119,861
37,234	Novatel Wireless, Inc.*	230,851
23,448	Oplink Communications, Inc.*	464,270
51,146	Symmetricom, Inc.*	311,991
80,835	Tekelec*	674,972
12,551	Tollgrade Communications, Inc.*	126,640
48,957	ViaSat, Inc.*	1,954,363
		13,796,088
	Total Common Stocks (Cost $102,079,093)	117,443,656

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares S&P SmallCap Information Technology Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
11,493	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,493)	$11,493
	Total Investments (Cost $102,090,586)—100.0%	117,455,149
	Liabilities in excess of other assets—(0.0%)	(10,872)
	Net Assets—100.0%	$117,444,277

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares S&P SmallCap Materials Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Chemicals	34.0
Forest Products & Paper	19.7
Mining	14.6
Miscellaneous Manufacturing	10.6
Building Materials	9.8
Metal Fabricate/Hardware	6.2
Environmental Control	3.8
Energy - Alternate Sources	1.3
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Building Materials—9.8%
5,384	Eagle Materials, Inc.	$156,621
3,390	Texas Industries, Inc.	142,956
		299,577
	Chemicals—34.0%
3,836	A. Schulman, Inc.	97,127
2,608	American Vanguard Corp.	23,263
3,063	Arch Chemicals, Inc.	118,446
3,504	Balchem Corp.	139,074
5,987	H.B. Fuller Co.	130,816
1,043	Hawkins, Inc.	49,063
3,761	OM Group, Inc.*	136,299
11,453	PolyOne Corp.	165,839
1,401	Quaker Chemical Corp.	63,297
948	Stepan Co.	68,228
2,660	Zep, Inc.	50,540
		1,041,992
	Energy - Alternate Sources—1.3%
7,399	Headwaters, Inc.*	40,399
	Environmental Control—3.8%
6,870	Calgon Carbon Corp.*	117,889
	Forest Products & Paper—19.7%
4,706	Buckeye Technologies, Inc.	132,521
1,398	Clearwater Paper Corp.*	109,715
1,310	Deltic Timber Corp.	88,818
4,651	KapStone Paper and Packaging Corp.*	80,834
1,812	Neenah Paper, Inc.	42,274
2,103	Schweitzer-Mauduit International, Inc.	109,020
5,986	Wausau Paper Corp.	40,405
		603,587

Number of Shares		Value
	Common Stocks (Continued)
	Metal Fabricate/Hardware—6.2%
2,041	A.M. Castle & Co.*	$38,534
1,115	Olympic Steel, Inc.	32,747
3,674	RTI International Metals, Inc.*	117,348
		188,629
	Mining—14.6%
3,092	AMCOL International Corp.	115,085
6,890	Century Aluminum Co.*	137,662
1,802	Kaiser Aluminum Corp.	90,298
2,480	Materion Corp.*	103,565
		446,610
	Miscellaneous Manufacturing—10.6%
2,506	Koppers Holdings, Inc.	114,599
1,984	LSB Industries, Inc.*	80,055
4,302	Myers Industries, Inc.	45,902
5,038	STR Holdings, Inc.*	82,976
		323,532
	Total Investments (Cost $2,807,805)—100.0%	3,062,215
	Liabilities in excess of other assets—(0.0%)	(550)
	Net Assets—100.0%	$3,061,665

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares S&P SmallCap Utilities Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Gas	42.0
Electric	36.3
Telecommunications	18.0
Water	3.7
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Electric—36.3%
53,176	ALLETE, Inc.	$2,153,096
89,087	Avista Corp.	2,169,268
35,010	Central Vermont Public Service Corp.	819,584
41,343	CH Energy Group, Inc.	2,216,812
70,542	El Paso Electric Co.*	2,185,391
68,764	NorthWestern Corp.	2,238,268
104,797	UIL Holdings Corp.	3,334,641
57,774	Unisource Energy Corp.	2,145,149
		17,262,209
	Gas—42.0%
54,131	Laclede Group, Inc. (The)	2,077,007
86,013	New Jersey Resources Corp.	3,765,649
42,980	Northwest Natural Gas Co.	1,987,395
150,403	Piedmont Natural Gas Co., Inc.	4,775,295
62,062	South Jersey Industries, Inc.	3,565,462
95,082	Southwest Gas Corp.	3,781,411
		19,952,219
	Telecommunications—18.0%
24,229	Atlantic Tele-Network, Inc.	889,931
82,317	Cbeyond, Inc.*	1,050,365
530,777	Cincinnati Bell, Inc.*	1,587,023
103,742	General Communication, Inc., Class A*	1,193,033
88,653	Neutral Tandem, Inc.*	1,355,505
79,578	NTELOS Holdings Corp.	1,570,074
58,933	USA Mobility, Inc.	910,515
		8,556,446
	Water—3.7%
49,721	American States Water Co.	1,735,760
	Total Investments (Cost $41,733,031)—100.0%	47,506,634
	Other assets less liabilities—0.0%	19,505
	Net Assets—100.0%	$47,526,139

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

21

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	PowerShares S&P SmallCap Consumer Discretionary Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio	PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Health Care Portfolio
ASSETS:
Unaffiliated investments, at value	$55,941,189	$23,735,173	$148,056,461	$64,982,849	$170,430,611
Affiliated investments, at value (Note 5)	—	151,348	1,372,393	—	—
Total investments, at value	55,941,189	23,886,521	149,428,854	64,982,849	170,430,611
Cash	2,563	—	18,389	—	—
Receivables:
Dividends and interest	11,444	22,534	1	57,602	31,923
Investments sold	—	152,776	14,507,846	51,151	—
Shares sold	—	—	12,246,423	—	6,873,374
Other assets	—	—	—	—	—
Total Assets	55,955,196	24,061,831	176,201,513	65,091,602	177,335,908
LIABILITIES:
Due to custodian	—	341	—	—	43,198
Payables:
Shares repurchased	—	—	12,246,423	—	—
Investments purchased	—	151,396	14,501,788	125,487	6,880,237
Accrued unitary management fees	12,035	4,804	34,461	15,022	35,339
Total Liabilities	12,035	156,541	26,782,672	140,509	6,958,774
NET ASSETS	$55,943,161	$23,905,290	$149,418,841	$64,951,093	$170,377,134
NET ASSETS CONSIST OF:
Shares of beneficial interest	$46,362,820	$21,822,647	$127,278,085	$53,252,564	$142,651,045
Undistributed net investment income (loss)	81,316	67,036	(225,130)	294,829	(421,482)
Undistributed net realized gain (loss)	1,954,826	(264,162)	7,550,370	139,340	1,546,503
Net unrealized appreciation	7,544,199	2,279,769	14,815,516	11,264,360	26,601,068
Net Assets	$55,943,161	$23,905,290	$149,418,841	$64,951,093	$170,377,134
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,900,000	750,000	3,600,000	2,250,000	5,000,000
Net asset value	$29.44	$31.87	$41.51	$28.87	$34.08
Share price	$29.49	$31.90	$41.48	$28.89	$34.10
Unaffiliated investments, at cost	$48,396,990	$21,455,356	$133,241,439	$53,718,489	$143,829,543
Affiliated investments, at cost	$—	$151,396	$1,371,899	$—	$—
Total investments, at cost	$48,396,990	$21,606,752	$134,613,338	$53,718,489	$143,829,543

See Notes to Financial Statements.

22

	PowerShares S&P SmallCap Industrials Portfolio	PowerShares S&P SmallCap Information Technology Portfolio	PowerShares S&P SmallCap Materials Portfolio	PowerShares S&P SmallCap Utilities Portfolio
ASSETS:
Unaffiliated investments, at value	$37,082,659	$117,455,149	$3,062,215	$47,506,634
Affiliated investments, at value (Note 5)	—	—	—	—
Total investments, at value	37,082,659	117,455,149	3,062,215	47,506,634
Cash	—	4,000	—	—
Receivables:
Dividends and interest	14,088	12,270	2,354	49,052
Investments sold	—	—	46,676	—
Shares sold	—	3,233,991	—	—
Other assets	—	—	606	—
Total Assets	37,096,747	120,705,410	3,111,851	47,555,686
LIABILITIES:
Due to custodian	3,866	—	1,498	18,600
Payables:
Shares repurchased	—	—	—	—
Investments purchased	—	3,235,351	47,973	—
Accrued unitary management fees	8,707	25,782	715	10,947
Total Liabilities	12,573	3,261,133	50,186	29,547
NET ASSETS	$37,084,174	$117,444,277	$3,061,665	$47,526,139
NET ASSETS CONSIST OF:
Shares of beneficial interest	$29,729,770	$99,366,003	$2,380,890	$41,412,867
Undistributed net investment income (loss)	16,755	(84,750)	(5,810)	175,894
Undistributed net realized gain (loss)	811,597	2,798,461	432,175	163,775
Net unrealized appreciation	6,526,052	15,364,563	254,410	5,773,603
Net Assets	$37,084,174	$117,444,277	$3,061,665	$47,526,139
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	3,600,000	100,000	1,600,000
Net asset value	$30.90	$32.62	$30.62	$29.70
Share price	$30.89	$32.68	$30.62	$29.70
Unaffiliated investments, at cost	$30,556,607	$102,090,586	$2,807,805	$41,733,031
Affiliated investments, at cost	$—	$—	$—	$—
Total investments, at cost	$30,556,607	$102,090,586	$2,807,805	$41,733,031

23

Statements of Operations

For the Six Months Ended April 30, 2011 (Unaudited)

	PowerShares S&P SmallCap Consumer Discretionary Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio	PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Health Care Portfolio
INVESTMENT INCOME:
Dividend income	$199,548	$109,354	$317,102	$864,663	$97,641
EXPENSES:
Unitary management fees	61,620	17,685	105,747	82,854	109,933
Other expenses	—	—	—	—	—
Total Expenses	61,620	17,685	105,747	82,854	109,933
Net Investment Income (Loss)	137,928	91,669	211,355	781,809	(12,292)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(46,758)	(227,255)	(997,398)	(80,186)	950,008
In-kind redemptions	2,098,108	—	8,575,729	291,972	540,877
Net realized gain (loss)	2,051,350	(227,255)	7,578,331	211,786	1,490,885
Net change in unrealized appreciation on:
Investments	4,532,436	1,983,025	14,709,673	7,816,853	25,400,771
Net realized and unrealized gain	6,583,786	1,755,770	22,288,004	8,028,639	26,891,656
Net increase in net assets resulting from operations	$6,721,714	$1,847,439	$22,499,359	$8,810,448	$26,879,364

See Notes to Financial Statements.

24

	PowerShares S&P SmallCap Industrials Portfolio	PowerShares S&P SmallCap Information Technology Portfolio	PowerShares S&P SmallCap Materials Portfolio	PowerShares S&P SmallCap Utilities Portfolio
INVESTMENT INCOME:
Dividend income	$159,248	$110,516	$18,044	$726,046
EXPENSES:
Unitary management fees	48,247	102,730	5,694	61,098
Other expenses	—	—	89	—
Total Expenses	48,247	102,730	5,783	61,098
Net Investment Income (Loss)	111,001	7,786	12,261	664,948
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	51,737	(174,182)	(21,857)	(107,426)
In-kind redemptions	733,539	3,096,171	441,054	291,690
Net realized gain (loss)	785,276	2,921,989	419,197	184,264
Net change in unrealized appreciation on:
Investments	4,467,636	10,707,610	233,919	3,146,210
Net realized and unrealized gain	5,252,912	13,629,599	653,116	3,330,474
Net increase in net assets resulting from operations	$5,363,913	$13,637,385	$665,377	$3,995,422

25

Statements of Changes in Net Assets

	PowerShares S&P SmallCap Consumer Discretionary Portfolio		PowerShares S&P SmallCap Consumer Staples Portfolio		PowerShares S&P SmallCap Energy Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
OPERATIONS:
Net investment income (loss)	$137,928	$32,743	$91,669	$15,118	$211,355	$566
Net realized gain (loss)	2,051,350	(45,636)	(227,255)	231,940	7,578,331	192,251
Net change in unrealized appreciation	4,532,436	3,011,763	1,983,025	296,744	14,709,673	105,843
Net increase (decrease) in net assets resulting from operations	6,721,714	2,998,870	1,847,439	543,802	22,499,359	298,660
Undistributed net investment income (loss) included in the price of units issued and redeemed	45,927	64,204	66,428	3,077	62,857	1,248
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(135,282)	—	(97,332)	(8,847)	(499,908)	—
Total distributions to shareholders	(135,282)	—	(97,332)	(8,847)	(499,908)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,750,255	31,696,923	16,670,277	11,574,144	164,302,481	13,636,095
Value of shares repurchased	(9,599,246)	(3,490,073)	—	(6,624,193)	(44,781,791)	(6,036,055)
Net income equalization	(45,927)	(64,204)	(66,428)	(3,077)	(62,857)	(1,248)
Net increase in net assets resulting from shares transactions	18,105,082	28,142,646	16,603,849	4,946,874	119,457,833	7,598,792
Increase in Net Assets	24,737,441	31,205,720	18,420,384	5,484,906	141,520,141	7,898,700
NET ASSETS:
Beginning of period	31,205,720	—	5,484,906	—	7,898,700	—
End of period	$55,943,161	$31,205,720	$23,905,290	$5,484,906	$149,418,841	$7,898,700
Undistributed net investment income (loss) at end of period	$81,316	$32,743	$67,036	$6,271	$(225,130)	$566
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	1,400,000	550,000	450,000	4,450,000	550,000
Shares repurchased	(350,000)	(150,000)	—	(250,000)	(1,150,000)	(250,000)
Shares outstanding, beginning of period	1,250,000	—	200,000	—	300,000	—
Shares outstanding, end of period	1,900,000	1,250,000	750,000	200,000	3,600,000	300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

26

	PowerShares S&P SmallCap Financials Portfolio		PowerShares S&P SmallCap Health Care Portfolio		PowerShares S&P SmallCap Industrials Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
OPERATIONS:
Net investment income (loss)	$781,809	$212,411	$(12,292)	$(12,299)	$111,001	$53,147
Net realized gain (loss)	211,786	(246,373)	1,490,885	55,512	785,276	(62,480)
Net change in unrealized appreciation	7,816,853	3,447,507	25,400,771	1,200,297	4,467,636	2,058,416
Net increase (decrease) in net assets resulting from operations	8,810,448	3,413,545	26,879,364	1,243,510	5,363,913	2,049,083
Undistributed net investment income (loss) included in the price of units issued and redeemed	26,380	89,663	(271,476)	(1,682)	39,170	27,887
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(682,194)	(43,577)	(137,714)	—	(184,052)	(2,511)
Total distributions to shareholders	(682,194)	(43,577)	(137,714)	—	(184,052)	(2,511)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,676,568	53,893,792	105,072,020	49,181,669	12,917,889	24,826,069
Value of shares repurchased	(3,933,610)	(7,183,879)	(7,000,877)	(4,860,838)	(3,007,931)	(4,878,286)
Net income equalization	(26,380)	(89,663)	271,476	1,682	(39,170)	(27,887)
Net increase in net assets resulting from shares transactions	6,716,578	46,620,250	98,342,619	44,322,513	9,870,788	19,919,896
Increase in Net Assets	14,871,212	50,079,881	124,812,793	45,564,341	15,089,819	21,994,355
NET ASSETS:
Beginning of period	50,079,881	—	45,564,341	—	21,994,355	—
End of period	$64,951,093	$50,079,881	$170,377,134	$45,564,341	$37,084,174	$21,994,355
Undistributed net investment income (loss) at end of period	$294,829	$168,834	$(421,482)	$—	$16,755	$50,636
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	2,300,000	3,450,000	2,000,000	450,000	1,050,000
Shares repurchased	(150,000)	(300,000)	(250,000)	(200,000)	(100,000)	(200,000)
Shares outstanding, beginning of period	2,000,000	—	1,800,000	—	850,000	—
Shares outstanding, end of period	2,250,000	2,000,000	5,000,000	1,800,000	1,200,000	850,000

27

Statements of Changes in Net Assets (Continued)

	PowerShares S&P SmallCap Information Technology Portfolio		PowerShares S&P SmallCap Materials Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
OPERATIONS:
Net investment income (loss)	$7,786	$32,377	$12,261	$11,146
Net realized gain (loss)	2,921,989	(237,164)	419,197	(148,696)
Net change in unrealized appreciation	10,707,610	4,656,953	233,919	20,491
Net increase (decrease) in net assets resulting from operations	13,637,385	4,452,166	665,377	(117,059)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(23,168)	(5,017)	123	(1,769)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(101,745)	—	(20,930)	(8,410)
Total distributions to shareholders	(101,745)	—	(20,930)	(8,410)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	87,489,029	35,903,305	5,557,854	5,028,730
Value of shares repurchased	(19,206,505)	(4,729,358)	(5,762,995)	(2,280,902)
Net income equalization	23,168	5,017	(123)	1,769
Net increase (decrease) in net assets resulting from shares transactions	68,305,692	31,178,964	(205,264)	2,749,597
Increase in Net Assets	81,818,164	35,626,113	439,306	2,622,359
NET ASSETS:
Beginning of period	35,626,113	—	2,622,359	—
End of period	$117,444,277	$35,626,113	$3,061,665	$2,622,359
Undistributed net investment income (loss) at end of period	$(84,750)	$32,377	$(5,810)	$2,736
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,900,000	1,550,000	200,000	200,000
Shares repurchased	(650,000)	(200,000)	(200,000)	(100,000)
Shares outstanding, beginning of period	1,350,000	—	100,000	—
Shares outstanding, end of period	3,600,000	1,350,000	100,000	100,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

28

	PowerShares S&P SmallCap Utilities Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
OPERATIONS:
Net investment income (loss)	$664,948	$255,030
Net realized gain (loss)	184,264	19,283
Net change in unrealized appreciation	3,146,210	2,627,393
Net increase (decrease) in net assets resulting from operations	3,995,422	2,901,706
Undistributed net investment income (loss) included in the price of units issued and redeemed	12,402	80,522
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(716,638)	(39,848)
Total distributions to shareholders	(716,638)	(39,848)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,987,147	40,677,310
Value of shares repurchased	(4,240,289)	(5,038,671)
Net income equalization	(12,402)	(80,522)
Net increase (decrease) in net assets resulting from shares transactions	5,734,456	35,558,117
Increase in Net Assets	9,025,642	38,500,497
NET ASSETS:
Beginning of period	38,500,497	—
End of period	$47,526,139	$38,500,497
Undistributed net investment income (loss) at end of period	$175,894	$215,182
CHANGES IN SHARES OUTSTANDING:
Shares sold	350,000	1,600,000
Shares repurchased	(150,000)	(200,000)
Shares outstanding, beginning of period	1,400,000	—
Shares outstanding, end of period	1,600,000	1,400,000

29

Financial Highlights

PowerShares S&P SmallCap Consumer Discretionary Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.96	$25.61
Net investment income**	0.09	0.05
Net realized and unrealized gain (loss) on investments	4.49	(0.70	)>
Total from investment operations	4.58	(0.65)
Distributions to shareholders from:
Net investment income	(0.10)	—
Net asset value at end of period	$29.44	$24.96
Share price at end of period***	$29.49	$24.96
NET ASSET VALUE, TOTAL RETURN****	18.35%	(2.54	)%(a)
SHARE PRICE TOTAL RETURN****	18.55%	(2.54	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$55,943	$31,206
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income	0.65%†	0.41	%†
Portfolio turnover rate ††	3%	6%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.10

PowerShares S&P SmallCap Consumer Staples Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.42	$25.40
Net investment income**	0.22	0.09
Net realized and unrealized gain on investments	4.47	1.98
Total from investment operations	4.69	2.07
Distributions to shareholders from:
Net investment income	(0.24)	(0.05)
Net asset value at end of period	$31.87	$27.42
Share price at end of period***	$31.90	$27.44
NET ASSET VALUE, TOTAL RETURN****	17.18%	8.15	%(b)
SHARE PRICE TOTAL RETURN****	17.21%	8.23	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,905	$5,485
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income	1.50%†	0.61	%†
Portfolio turnover rate ††	20%	10%
Undistributed net investment income included in price of units issued and redeemed**#	$0.16	$0.02

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was (3.37)%. The share price total return from Fund inception to October 31, 2010 was (3.29)%.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 8.15%. The share price total return from Fund inception to October 31, 2010 was 8.23%.

See Notes to Financial Statements.

30

Financial Highlights (Continued)

PowerShares S&P SmallCap Energy Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.33	$25.76
Net investment income**	0.11	0.00	(a)
Net realized and unrealized gain on investments	15.49	0.57
Total from investment operations	15.60	0.57
Distributions to shareholders from:
Net investment income	(0.42)	—
Net asset value at end of period	$41.51	$26.33
Share price at end of period***	$41.48	$26.33
NET ASSET VALUE, TOTAL RETURN****	59.68%	2.21	%(b)
SHARE PRICE TOTAL RETURN****	59.56%	2.21	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$149,419	$7,899
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income	0.58%†	0.02	%†
Portfolio turnover rate ††	16%	13%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.01

PowerShares S&P SmallCap Financials Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.04	$25.41
Net investment income**	0.37	0.24
Net realized and unrealized gain (loss) on investments	3.79	(0.46	)>
Total from investment operations	4.16	(0.22)
Distributions to shareholders from:
Net investment income	(0.33)	(0.15)
Net asset value at end of period	$28.87	$25.04
Share price at end of period***	$28.89	$25.02
NET ASSET VALUE, TOTAL RETURN****	16.73%	(0.84	)%(c)
SHARE PRICE TOTAL RETURN****	16.91%	(0.92	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$64,951	$50,080
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income	2.74%†	1.90	%†
Portfolio turnover rate ††	5%	5%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.10

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 2.89%. The share price total return from Fund inception to October 31, 2010 was 3.05%.

(c)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was (2.30)%. The share price total return from Fund inception to October 31, 2010 was (2.42)%.

See Notes to Financial Statements.

31

Financial Highlights (Continued)

PowerShares S&P SmallCap Health Care Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.31	$25.30
Net investment income (loss)**	(0.01)	(0.01)
Net realized and unrealized gain on investments	8.85	0.02
Total from investment operations	8.84	0.01
Distributions to shareholders from:
Net investment income	(0.07)	—
Net asset value at end of period	$34.08	$25.31
Share price at end of period***	$34.10	$25.31
NET ASSET VALUE, TOTAL RETURN****	35.01%	0.04	%(b)
SHARE PRICE TOTAL RETURN****	35.09%	0.04	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$170,377	$45,564
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income (loss)	(0.03)%†	(0.08	)%†
Portfolio turnover rate ††	12%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.10)	$(0.00	)(a)

PowerShares S&P SmallCap Industrials Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.88	$25.41
Net investment income**	0.10	0.12	^
Net realized and unrealized gain on investments	5.08	0.38
Total from investment operations	5.18	0.50
Distributions to shareholders from:
Net investment income	(0.16)	(0.03)
Net asset value at end of period	$30.90	$25.88
Share price at end of period***	$30.89	$25.88
NET ASSET VALUE, TOTAL RETURN****	20.03%	1.95	%(c)
SHARE PRICE TOTAL RETURN****	19.99%	1.95	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$37,084	$21,994
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income	0.67%†	0.95	%†^
Portfolio turnover rate ††	4%	11%
Undistributed net investment income included in price of units issued and redeemed**#	$0.04	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

^  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Heartland Express, Inc. on October 5, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 0.68%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 0.92%. The share price total return from Fund inception to October 31, 2010 was 1.00%.

(c)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 2.24%. The share price total return from Fund inception to October 31, 2010 was 2.28%.

See Notes to Financial Statements.

32

Financial Highlights (Continued)

PowerShares S&P SmallCap Information Technology Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.39	$25.53
Net investment income**	0.00 (a)	0.06	^
Net realized and unrealized gain on investments	6.29	0.80
Total from investment operations	6.29	0.86
Distributions to shareholders from:
Net investment income	(0.06)	—
Net asset value at end of period	$32.62	$26.39
Share price at end of period***	$32.68	$26.38
NET ASSET VALUE, TOTAL RETURN****	23.86%	3.37	%(b)
SHARE PRICE TOTAL RETURN****	24.14%	3.33	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$117,444	$35,626
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income (loss)	0.02%†	0.48	%†^
Portfolio turnover rate ††	3%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)

PowerShares S&P SmallCap Materials Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.22	$25.60
Net investment income**	0.09	0.10
Net realized and unrealized gain on investments	4.48	0.60	>
Total from investment operations	4.57	0.70
Distributions to shareholders from:
Net investment income	(0.17)	(0.08)
Net asset value at end of period	$30.62	$26.22
Share price at end of period***	$30.62	$26.22
NET ASSET VALUE, TOTAL RETURN****	17.48%	2.79	%(c)
SHARE PRICE TOTAL RETURN****	17.48%	2.79	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,062	$2,622
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income	0.62%†	0.70	%†
Portfolio turnover rate ††	8%	28%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

^  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.25 per share owned of Anixter International, Inc. on October 28, 2010. Net investment income(loss) per share and the ratio of net investment income(loss) to average net assets excluding the special dividend are less than $(0.005) and (0.005)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 3.33%. The share price total return from Fund inception to October 31, 2010 was 3.33%.

(c)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 2.23%. The share price total return from Fund inception to October 31, 2010 was 2.23%.

See Notes to Financial Statements.

33

Financial Highlights (Continued)

PowerShares S&P SmallCap Utilities Portfolio

	Six Months Ended April 30, 2011 (Unaudited)	For Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.50	$25.30
Net investment income**	0.44	0.40
Net realized and unrealized gain on investments	2.25	2.03
Total from investment operations	2.69	2.43
Distributions to shareholders from:
Net investment income	(0.49)	(0.23)
Net asset value at end of period	$29.70	$27.50
Share price at end of period***	$29.70	$27.49
NET ASSET VALUE, TOTAL RETURN****	9.89%	9.70	%(a)
SHARE PRICE TOTAL RETURN****	9.93%	9.66	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$47,526	$38,500
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income	3.16%†	3.14	%†
Portfolio turnover rate ††	3%	8%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.13

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 9.05%. The share price total return from Fund Inception to October 31, 2010 was 9.01%.

See Notes to Financial Statements.

34

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered forty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares S&P SmallCap Consumer Discretionary Portfolio	"S&P SmallCap Consumer Discretionary Portfolio"

PowerShares S&P SmallCap Consumer Staples Portfolio	"S&P SmallCap Consumer Staples Portfolio"

PowerShares S&P SmallCap Energy Portfolio	"S&P SmallCap Energy Portfolio"

PowerShares S&P SmallCap Financials Portfolio	"S&P SmallCap Financials Portfolio"

PowerShares S&P SmallCap Health Care Portfolio	"S&P SmallCap Health Care Portfolio"

PowerShares S&P SmallCap Industrials Portfolio	"S&P SmallCap Industrials Portfolio"

PowerShares S&P SmallCap Information Technology Portfolio	"S&P SmallCap Information Technology Portfolio"

PowerShares S&P SmallCap Materials Portfolio	"S&P SmallCap Materials Portfolio"

PowerShares S&P SmallCap Utilities Portfolio	"S&P SmallCap Utilities Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The NASDAQ Stock Market LLC ("NASDAQ").

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
S&P SmallCap Consumer Discretionary Portfolio	S&P SmallCap 600 Capped Consumer Discretionary Index®

S&P SmallCap Consumer Staples Portfolio	S&P SmallCap 600 Capped Consumer Staples Index®

S&P SmallCap Energy Portfolio	S&P SmallCap 600 Capped Energy Index®

S&P SmallCap Financials Portfolio	S&P SmallCap 600 Capped Financials Index®

S&P SmallCap Health Care Portfolio	S&P SmallCap 600 Capped Health Care Index®

S&P SmallCap Industrials Portfolio	S&P SmallCap 600 Capped Industrials Index®

S&P SmallCap Information Technology Portfolio	S&P SmallCap 600 Capped Information Technology Index®

S&P SmallCap Materials Portfolio	S&P SmallCap 600 Capped Materials Index®

S&P SmallCap Utilities Portfolio	S&P SmallCap 600 Capped Utilities & Telecom Services Index®

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per Share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices,

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Each Fund has agreed to pay the Adviser an annual unitary management fee of 0.29% of the Fund's average daily net assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Standard & Poor's (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Funds and other certain underlying ETFs have the same investment adviser and, therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated ETFs for the six-month period ended April 30, 2011.

PowerShares S&P SmallCap Consumer Staples Portfolio

	Value 10/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Depreciation	Realized Gain (Loss)	Value 4/30/11	Dividend Income
PowerShares Dynamic Consumer Staples Sector Portfolio	$—	$151,396	$—	$(48)	$—	$151,348	$—

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

PowerShares S&P SmallCap Energy Portfolio

	Value 10/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 4/30/11	Dividend Income
PowerShares Dynamic Energy Sector Portfolio	$—	$1,371,899	$—	$494	$—	$1,372,393	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended April 30, 2011, there were no significant transfers between investment levels.

Note 6. Federal Income Tax

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of the year listed below:

2018*
S&P SmallCap Consumer Discretionary Portfolio	$37,390
S&P SmallCap Consumer Staples Portfolio	22,594

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six-month period ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
S&P SmallCap Consumer Discretionary Portfolio	$1,206,190	$1,287,308
S&P SmallCap Consumer Staples Portfolio	2,535,726	2,529,358
S&P SmallCap Energy Portfolio	12,735,522	12,270,198
S&P SmallCap Financials Portfolio	3,402,264	2,875,525
S&P SmallCap Health Care Portfolio	10,483,119	9,661,235
S&P SmallCap Industrials Portfolio	1,224,259	1,273,960
S&P SmallCap Information Technology Portfolio	2,203,379	2,806,396
S&P SmallCap Materials Portfolio	317,692	412,726
S&P SmallCap Utilities Portfolio	1,109,472	1,291,783

For the six-month period ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
S&P SmallCap Consumer Discretionary Portfolio	$26,977,914	$8,737,357
S&P SmallCap Consumer Staples Portfolio	16,641,284	—
S&P SmallCap Energy Portfolio	167,648,870	48,869,620
S&P SmallCap Financials Portfolio	8,429,353	2,048,714
S&P SmallCap Health Care Portfolio	99,169,719	2,047,359
S&P SmallCap Industrials Portfolio	12,894,819	3,010,947
S&P SmallCap Information Technology Portfolio	80,203,968	11,402,080
S&P SmallCap Materials Portfolio	2,842,920	2,959,570
S&P SmallCap Utilities Portfolio	7,795,424	1,888,132

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

At April 30, 2011, the cost of investments on a tax basis, includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

	Cost	Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
S&P SmallCap Consumer Discretionary Portfolio	$48,456,124	$7,485,065	$8,550,102	$(1,065,037)
S&P SmallCap Consumer Staples Portfolio	21,621,065	2,265,456	2,433,130	(167,674)
S&P SmallCap Energy Portfolio	134,680,726	14,748,128	16,115,940	(1,367,812)
S&P SmallCap Financials Portfolio	53,805,969	11,176,880	11,530,946	(354,066)
S&P SmallCap Health Care Portfolio	143,911,633	26,518,978	27,056,801	(537,823)
S&P SmallCap Industrials Portfolio	30,577,570	6,505,089	6,665,873	(160,784)
S&P SmallCap Information Technology Portfolio	102,242,815	15,212,334	16,114,683	(902,349)
S&P SmallCap Materials Portfolio	2,812,706	249,509	343,699	(94,190)
S&P SmallCap Utilities Portfolio	41,763,258	5,743,376	6,135,553	(392,177)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

43

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 40 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees,

44

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology

45

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals

46

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2012, for PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares MENA Frontier Countries Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

47

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

48

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC   P-SCS-SAR-1

2011 Semi-Annual Report to Shareholders

April 30, 2011

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

PowerShares KBW International Financial Portfolio (KBWX)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

KBW Portfolios

Schedules of Investments

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	5

PowerShares KBW International Financial Portfolio (KBWX)	6

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	8

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	9

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	15

Board Considerations Regarding Approval of Investment Advisory Agreement	24

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
KBWD	PowerShares KBW High Dividend Yield Financial Portfolio	12/2/10	104	91	2	0	0	0	1
KBWX	PowerShares KBW International Financial Portfolio	12/2/10	104	70	0	0	1	0	0
KBWY	PowerShares KBW Premium Yield Equity REIT Portfolio	12/2/10	104	64	0	0	0	0	1
KBWP	PowerShares KBW Property & Casualty Insurance Portfolio	12/2/10	104	53	2	2	2	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
KBWD	10	0	0	0	0	0
KBWX	32	0	1	0	0	0
KBWY	39	0	0	0	0	0
KBWP	31	1	4	1	2	6

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2011.

In pursuing its investment objective, PowerShares KBW High Dividend Yield Financial Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 2, 2010 (Fund Inception)	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During December 2, 2010 (Fund Inception) to April 30, 2011 (1)
PowerShares KBW High Dividend Yield Financial Portfolio Actual	$1,000.00	$1,080.29	0.36%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.36%	$1.81
PowerShares KBW International Financial Portfolio Actual	$1,000.00	$1,066.95	0.40%	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.40%	$2.01
PowerShares KBW Premium Yield Equity REIT Portfolio Actual	$1,000.00	$1,111.12	0.35%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
PowerShares KBW Property & Casualty Insurance Portfolio Actual	$1,000.00	$1,073.85	0.36%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.36%	$1.81

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 2, 2010 (Fund Inception) to April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 150 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

4

Portfolio Composition

PowerShares KBW High Dividend Yield Financial Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

REITS	52.4
Banks	14.8
Insurance	11.9
Investment Companies	10.5
Diversified Financial Services	5.6
Savings & Loans	3.6
Trucking & Leasing	1.2
Other assets less liabilities	0.0

Schedule of Investments

PowerShares KBW High Dividend Yield Financial Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Banks—14.8%
4,254	Bank of Hawaii Corp.	$207,553
8,110	Bryn Mawr Bank Corp.	163,417
5,584	City Holding Co.	190,414
25,526	CVB Financial Corp.	248,623
22,734	F.N.B. Corp.	248,937
11,168	FirstMerit Corp.	195,105
4,387	Park National Corp.	303,054
14,624	Renasant Corp.	245,391
8,908	Trustmark Corp.	207,022
		2,009,516
	Diversified Financial Services—5.6%
34,434	BGC Partners, Inc., Class A	332,288
6,913	Federated Investors, Inc., Class B	178,217
47,596	GFI Group, Inc.	243,216
		753,721
	Insurance—11.9%
6,780	Arthur J. Gallagher & Co.	201,908
12,231	Fidelity National Financial, Inc., Class A	188,847
6,780	Harleysville Group, Inc.	217,502
24,861	Maiden Holdings Ltd. (Bermuda)	185,214
4,520	Marsh & McLennan Cos., Inc.	136,866
8,110	Mercury General Corp.	322,291
4,786	Safety Insurance Group, Inc.	224,081
3,324	Willis Group Holdings PLC (Ireland)	137,348
		1,614,057
	Investment Companies—10.5%
41,613	Apollo Investment Corp.	493,114
24,994	Ares Capital Corp.	442,643
39,220	PennantPark Investment Corp.	483,975
		1,419,732
	REITs—52.4%
29,648	American Capital Agency Corp.	863,053

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REITs — (Continued)
38,954	Annaly Capital Management, Inc.	$694,939
84,954	Anworth Mortgage Asset Corp.	609,970
42,942	Capstead Mortgage Corp.	568,552
185,729	Chimera Investment Corp.	752,202
20,208	Hatteras Financial Corp.	574,109
17,150	Hospitality Properties Trust	414,173
34,567	Invesco Mortgage Capital, Inc. (~)	786,054
67,671	MFA Financial, Inc.	540,015
23,532	PennyMac Mortgage Investment Trust	431,106
10,769	Sun Communities, Inc.	414,391
26,457	Walter Investment Management Corp.	471,464
		7,120,028
	Savings & Loans—3.6%
15,821	First Niagara Financial Group, Inc.	227,823
15,422	New York Community Bancorp, Inc.	256,005
		483,828
	Trucking & Leasing—1.2%
4,786	Textainer Group Holdings Ltd.	169,711
	Total Investments (Cost $13,338,336)—100.0%	13,570,593
	Other assets less liabilities—0.0%	5,491
	Net Assets—100.0%	$13,576,084

Investment Abbreviations:

REIT Real Estate Investment Trust

Notes to Schedule of Investments:

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

5

Portfolio Composition

PowerShares KBW International Financial Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Banks	72.7
Insurance	15.0
Diversified Financial Services	7.0
Real Estate	3.1
Investment Companies	1.4
Building Materials	0.6
Commercial Services	0.1
Home Builders	0.1
Other assets less liabilities	0.0

Schedule of Investments

PowerShares KBW International Financial Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Foreign Stocks and Other Equity Interests—100.0%
	Argentina—2.2%
465	Banco Macro SA ADR	$17,200
1,438	BBVA Banco Frances SA ADR	14,970
1,319	Grupo Financiero Galicia SA ADR*	16,857
893	IRSA Inversiones y Representaciones SA ADR	11,314
		60,341
	Australia—5.2%
1,026	Westpac Banking Corp. ADR	140,808
	Bermuda—2.2%
520	Alterra Capital Holdings Ltd.	11,430
537	Aspen Insurance Holdings Ltd.	15,342
743	Montpelier Re Holdings Ltd.	13,441
245	PartnerRe Ltd.	19,688
		59,901
	Brazil—10.3%
3,176	Banco Bradesco SA ADR	64,250
6,600	Banco Santander Brasil SA ADR	76,626
2,255	Gafisa SA ADR*	27,872
4,636	Itau Unibanco Holding SA ADR	110,105
		278,853
	Canada—16.2%
789	Bank of Montreal	51,782
1,288	Bank of Nova Scotia	78,620
1,033	Brookfield Asset Management, Inc., Class A	34,730
551	Canadian Imperial Bank of Commerce	47,617
1,654	Manulife Financial Corp.	29,722
1,235	Royal Bank of Canada	77,756
975	Sun Life Financial, Inc.	31,941
1,002	Toronto-Dominion Bank (The)	86,803
		438,971

Number of Shares		Value
	Foreign Stocks and Other Equity Interests (Continued)
	Cayman Islands—0.9%
416	China Real Estate Information Corp. ADR*	$3,636
582	CNinsure, Inc. ADR	8,543
942	E-House China Holdings Ltd. ADR	11,257
681	Xinyuan Real Estate Co. Ltd. ADR*	1,478
		24,914
	Chile—5.9%
458	A.F.P. Provida SA ADR	37,098
448	Banco de Chile ADR	39,939
522	Banco Santander Chile ADR	47,810
1,592	Corpbanca SA ADR	36,855
		161,702
	China—2.5%
1,272	China Life Insurance Co. Ltd. ADR	68,294
	Colombia—2.7%
1,091	Bancolombia SA ADR	72,279
	Germany—3.6%
1,478	Deutsche Bank AG	96,543
	Greece—1.0%
16,282	National Bank of Greece SA ADR	25,888
	India—5.6%
492	HDFC Bank Ltd. ADR	84,673
1,328	ICICI Bank Ltd. ADR	66,931
		151,604
	Ireland—0.7%
748	Allied Irish Banks PLC ADR*	2,611
3,098	Bank of Ireland ADR	6,196
453	XL Group PLC	11,062
		19,869

See Notes to Financial Statements.
6

Schedule of Investments (Continued)

PowerShares KBW International Financial Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Foreign Stocks and Other Equity Interests (Continued)
	Japan—7.8%
15,888	Mitsubishi UFJ Financial Group, Inc. ADR	$75,786
2,570	Mizuho Financial Group, Inc. ADR	8,198
5,436	Nomura Holdings, Inc. ADR	27,724
545	ORIX Corp. ADR	26,798
11,676	Sumitomo Mitsui Financial Group, Inc. ADR	72,858
		211,364
	Mexico—0.6%
598	Desarrolladora Homex SAB de CV ADR*	16,881
	Netherlands—2.3%
3,035	Aegon NV*	24,159
2,882	ING Groep NV ADR*	38,013
		62,172
	South Korea—5.0%
936	KB Financial Group, Inc. ADR	49,880
551	Shinhan Financial Group Co. Ltd. ADR	53,458
823	Woori Finance Holdings Co. Ltd. ADR	33,356
		136,694
	Spain—8.4%
9,614	Banco Bilbao Vizcaya Argentaria SA ADR	123,155
8,556	Banco Santander SA ADR	106,095
		229,250
	Switzerland—8.4%
725	ACE Ltd.	48,756
2,079	Credit Suisse Group AG ADR	94,574
4,262	UBS AG*	85,240
		228,570
	United Kingdom—8.5%
2,356	Aviva PLC ADR	35,717
2,187	Barclays PLC ADR	41,662
1,017	HSBC Holdings PLC ADR	55,396
9,378	Lloyds Banking Group PLC ADR*	37,043
1,996	Prudential PLC ADR	51,577
765	Royal Bank of Scotland Group PLC ADR*	10,672
		232,067
	Total Investments (Cost $2,481,129)—100.0%	2,716,965
	Other assets less liabilities—0.0%	600
	Net Assets—100.0%	$2,717,565

Investment Abbreviations:

ADR American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares KBW Premium Yield Equity REIT Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Health Care	29.5
Diversified	15.5
Office Property	13.8
Single Tenant	11.8
Shopping Centers	11.5
Warehouse/Industrial	9.0
Hotels	4.5
Manufactured Homes	4.4
Other assets less liabilities	0.0

Schedule of Investments

PowerShares KBW Premium Yield Equity REIT Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trust, Common Stocks and Other Equity Interests—100.0%
	Diversified—15.5%
10,344	Duke Realty Corp.	$157,746
3,757	Entertainment Properties Trust	178,870
15,947	Lexington Realty Trust	159,151
5,577	Washington REIT	180,695
13,791	Winthrop Realty Trust	167,285
		843,747
	Health Care—29.5%
34,220	Cogdell Spencer, Inc.	207,031
3,854	HCP, Inc.	152,695
2,945	Health Care REIT, Inc.	158,353
6,500	Healthcare Realty Trust, Inc.	148,460
5,989	LTC Properties, Inc.	176,196
18,378	Medical Properties Trust, Inc.	226,784
3,147	National Health Investors, Inc.	153,039
8,121	OMEGA Healthcare Investors, Inc.	186,458
4,569	Universal Health Realty Income Trust	196,970
		1,605,986
	Hotels—4.5%
10,054	Hospitality Properties Trust	242,804
	Manufactured Homes—4.4%
6,293	Sun Communities, Inc.	242,155
	Office Property—13.8%
12,182	Brandywine Realty Trust	154,711
8,832	CommonWealth REIT	241,909
6,801	Government Properties Income Trust	186,483
4,766	Mack-Cali Realty Corp.	168,335
		751,438

Number of Shares		Value
	Real Estate Investment Trust, Common Stocks and Other Equity Interests (Continued)
	Shopping Centers—11.5%
7,404	Equity One, Inc.	$146,747
18,682	Inland Real Estate Corp.	182,523
11,259	Ramco-Gershenson Properties Trust	145,129
7,810	Urstadt Biddle Properties, Inc., Class A	153,701
		628,100
	Single Tenant—11.8%
8,115	Agree Realty Corp.	189,810
10,561	Getty Realty Corp.	268,355
7,005	National Retail Properties, Inc.	184,512
		642,677
	Warehouse/Industrial—9.0%
29,856	DCT Industrial Trust, Inc.	173,463
3,350	EastGroup Properties, Inc.	154,301
10,154	First Potomac Realty Trust	164,800
		492,564
	Total Investments (Cost $5,157,617)—100.0%	5,449,471
	Other assets less liabilities—0.0%	821
	Net Assets—100.0%	$5,450,292

Investment Abbreviations:

REIT Real Estate Investment Trust

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares KBW Property & Casualty Insurance Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

Property/Casualty Insurance	50.5
Reinsurance	33.4
Multi-line Insurance	16.1
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares KBW Property & Casualty Insurance Portfolio

April 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Multi-line Insurance—16.1%
7,867	Allstate Corp. (The)	$266,219
2,927	American Financial Group, Inc.	104,699
1,995	Unitrin, Inc.	60,329
		431,247
	Property/Casualty Insurance—50.5%
1,379	Arch Capital Group Ltd.*	143,416
3,747	Chubb Corp. (The)	244,267
1,920	Hanover Insurance Group, Inc. (The)	81,063
2,908	HCC Insurance Holdings, Inc.	94,626
1,491	Mercury General Corp.	59,252
1,342	ProAssurance Corp.*	89,109
9,787	Progressive Corp. (The)	214,727
317	RLI Corp.	18,779
3,020	Selective Insurance Group, Inc.	53,273
3,989	Travelers Cos., Inc. (The)	252,424
3,113	W.R. Berkley Corp.	101,515
		1,352,451
	Reinsurance—33.4%
1,715	Allied World Assurance Co. Holdings Ltd. (Switzerland)	111,424
2,927	Aspen Insurance Holdings Ltd. (Bermuda)	83,624
2,964	Axis Capital Holdings Ltd. (Bermuda)	104,807
1,901	Endurance Specialty Holdings Ltd. (Bermuda)	84,290
3,896	Montpelier Re Holdings Ltd. (Bermuda)	70,479
1,435	PartnerRe Ltd. (Bermuda)	115,317
1,957	Platinum Underwriters Holdings Ltd. (Bermuda)	73,994
1,417	RenaissanceRe Holdings Ltd. (Bermuda)	99,587
1,883	Transatlantic Holdings, Inc.	92,813
1,734	Validus Holdings Ltd.	56,424
		892,759
	Total Common Stocks (Cost $2,536,032)	$2,676,457

Number of Shares		Value
	Money Market Fund—0.0%
1,364	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class
	(Cost $1,364)	$1,364
Total Investments	(Cost $2,537,396)—100.0%	2,677,821
	Liabilities in excess of other assets—(0.0%)	(128)
	Net Assets—100.0%	$2,677,693

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following countries:

Bermuda	23.6%

*  Non-income producing security.

See Notes to Financial Statements.

9

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares KBW International Financial Portfolio	PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares KBW Property & Casualty Insurance Portfolio
ASSETS:
Unaffiliated investments, at value	$12,784,539	$2,716,965	$5,449,471	$2,677,821
Affiliated investments, at value (Note 4)	786,054	—	—	—
Total investments, at value	13,570,593	2,716,965	5,449,471	2,677,821
Receivables:
Dividends	8,498	12,739	15,240	—
Foreign tax reclaims	—	189	—	—
Shares sold	—	—	1,362,563	—
Other assets	2,182	102	422	625
Total Assets	13,581,273	2,729,995	6,827,696	2,678,446
LIABILITIES:
Due to custodian	1,547	6,007	6,398	—
Payables:
Investments purchased	—	5,548	1,369,866	—
Accrued unitary management fees	3,642	875	1,140	753
Total Liabilities	5,189	12,430	1,377,404	753
NET ASSETS	$13,576,084	$2,717,565	$5,450,292	$2,677,693
NET ASSETS CONSIST OF:
Shares of beneficial interest	$13,353,850	$2,470,285	$5,160,747	$2,435,321
Undistributed net investment income (loss)	(1,399)	14,662	6,163	1,617
Undistributed net realized gain (loss)	(8,624)	(3,218)	(8,472)	100,330
Net unrealized appreciation	232,257	235,836	291,854	140,425
Net Assets	$13,576,084	$2,717,565	$5,450,292	$2,677,693
Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	100,000	200,000	100,000

Net asset value	$24.68	$27.18	$27.25	$26.78
Share price	$24.72	$27.19	$27.26	$26.79
Unaffiliated investments, at cost	$12,564,121	$2,481,129	$5,157,617	$2,537,396
Affiliated investments, at cost	$774,215	$—	$—	$—
Total investments, at cost	$13,338,336	$2,481,129	$5,157,617	$2,537,396

See Notes to Financial Statements.

10

Statements of Operations

For the Period November 29, 2010* through April 30, 2011 (Unaudited)

	PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares KBW International Financial Portfolio	PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares KBW Property & Casualty Insurance Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$284,147	$34,513	$86,820	$39,360
Affiliated dividend income (Note 4)	37,441	—	—	—
Foreign withholding tax	—	(4,038)	—	—
Total Income	321,588	30,475	86,820	39,360
EXPENSES:
Unitary management fees	11,644	4,299	4,690	3,955
Other expenses	320	15	62	92
Total Expenses	11,964	4,314	4,752	4,047
Net Investment Income	309,624	26,161	82,068	35,313
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(24,774)	(5,605)	(12,764)	(11)
In-kind redemptions	16,150	2,387	4,292	100,341
Net realized gain (loss)	(8,624)	(3,218)	(8,472)	100,330
Net unrealized appreciation on investments	232,257	235,836	291,854	140,425
Net realized and unrealized gain	223,633	232,618	283,382	240,755
Net increase in net assets resulting from operations	$533,257	$258,779	$365,450	$276,068

*  Commencement of Investment Operations.

See Notes to Financial Statements.

11

Statements of Changes in Net Assets

For the Period November 29, 2010* through April 30, 2011 (Unaudited)

	PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares KBW International Financial Portfolio	PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares KBW Property & Casualty Insurance Portfolio
OPERATIONS:
Net investment income	$309,624	$26,161	$82,068	$35,313
Net realized gain (loss)	(8,624)	(3,218)	(8,472)	100,330
Net unrealized appreciation	232,257	235,836	291,854	140,425
Net increase in net assets resulting from operations	533,257	258,779	365,450	276,068
Undistributed net investment income (loss) included in the price of units issued and redeemed	48,947	—	4,007	(3,489)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(359,970)	(11,499)	(79,912)	(30,207)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,616,039	3,738,836	6,399,045	5,009,888
Value of shares repurchased	(1,213,242)	(1,268,551)	(1,234,291)	(2,578,056)
Net income (loss) equalization	(48,947)	—	(4,007)	3,489
Net increase in net assets resulting from shares transactions	13,353,850	2,470,285	5,160,747	2,435,321
Increase in Net Assets	13,576,084	2,717,565	5,450,292	2,677,693
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$13,576,084	$2,717,565	$5,450,292	$2,677,693
Undistributed net investment income (loss) at end of period	$(1,399)	$14,662	$6,163	$1,617
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	150,000	250,000	200,000
Shares repurchased	(50,000)	(50,000)	(50,000)	(100,000)
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	550,000	100,000	200,000	100,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

12

Financial Highlights

PowerShares KBW High Dividend Yield Financial Portfolio

	For the Period November 29, 2010* through April 30, 2011 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.51
Net investment income**	0.91
Net realized and unrealized gain on investments	1.35
Total from investment operations	2.26
Distributions to shareholders from:
Net investment income	(1.09)
Net asset value at end of period	$24.68
Share price at end of period***	$24.72
NET ASSET VALUE, TOTAL RETURN****	9.78	%(a)
SHARE PRICE TOTAL RETURN****	9.95	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,576
Ratio to average net assets of:
Expenses>	0.36	%†
Net investment income	9.31	%†
Portfolio turnover rate ††	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.14

PowerShares KBW International Financial Portfolio

	For the Period November 29, 2010* through April 30, 2011 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.70
Net investment income**	0.26
Net realized and unrealized gain on investments	2.33
Total from investment operations	2.59
Distributions to shareholders from:
Net investment income	(0.11)
Net asset value at end of period	$27.18
Share price at end of period***	$27.19
NET ASSET VALUE, TOTAL RETURN****	10.54	%(b)
SHARE PRICE TOTAL RETURN****	10.58	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,718
Ratio to average net assets of:
Expenses	0.40	%†
Net investment income	2.43	%†
Portfolio turnover rate ††	3%
Undistributed net investment income included in price of units issued and redeemed**#	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (December 2, 2010, first day of trading on the Exchange) to April 30, 2011 was 8.03%. The share price total return from Fund Inception to April 30, 2011 was 8.34%.

(b)  The net asset value total return from Fund Inception (December 2, 2010, first day of trading on the Exchange) to April 30, 2011 was 6.70%. The share price total return from Fund Inception to April 30, 2011 was 6.82%.

See Notes to Financial Statements.

13

Financial Highlights (Continued)

PowerShares KBW Premium Yield Equity REIT Portfolio

	For the Period November 29, 2010* through April 30, 2011 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.96
Net investment income**	0.62
Net realized and unrealized gain on investments	2.30
Total from investment operations	2.92
Distributions to shareholders from:
Net investment income	(0.63)
Net asset value at end of period	$27.25
Share price at end of period***	$27.26
NET ASSET VALUE, TOTAL RETURN****	11.87	%(a)
SHARE PRICE TOTAL RETURN****	11.91	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,450
Ratio to average net assets of:
Expenses	0.35	%†
Net investment income	6.13	%†
Portfolio turnover rate ††	22%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03

PowerShares KBW Property & Casualty Insurance Portfolio

	For the Period November 29, 2010* through April 30, 2011 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.75
Net investment income**	0.30
Net realized and unrealized gain on investments	2.03
Total from investment operations	2.33
Distributions to shareholders from:
Net investment income	(0.30)
Net asset value at end of period	$26.78
Share price at end of period***	$26.79
NET ASSET VALUE, TOTAL RETURN****	9.51	%(b)
SHARE PRICE TOTAL RETURN****	9.55	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,678
Ratio to average net assets of:
Expenses	0.36	%†
Net investment income	3.13	%†
Portfolio turnover rate ††	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (December 2, 2010, first day of trading on the Exchange) to April 30, 2011 was 11.11%. The share price total return from Fund inception to April 30, 2011 was 11.37%.

(b)  The net asset value total return from Fund Inception (December 2, 2010, first day of trading on the Exchange) to April 30, 2011 was 7.39%. The share price total return from Fund Inception to April 30, 2011 was 7.47%.

See Notes to Financial Statements.

14

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered forty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares KBW High Dividend Yield Financial Portfolio	"KBW High Dividend Yield Financial Portfolio"

PowerShares KBW International Financial Portfolio	"KBW International Financial Portfolio"

PowerShares KBW Premium Yield Equity REIT Portfolio	"KBW Premium Yield Equity REIT Portfolio"

PowerShares KBW Property & Casualty	"KBW Property & Casualty Insurance Portfolio" Insurance Portfolio

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index

KBW International Financial Portfolio	KBW Global ex-U.S. Financial Sector Index

KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index

KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

15

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable with one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures

16

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Equity Securities Risk. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

High Dividend Yield Securities Risk. The KBW High Dividend Yield Financial Portfolio's and the KBW Premium Yield Equity REIT Portfolio's investments in high yielding, dividend paying securities, at times, may be out of favor and underperform other market segments (e.g., growth stocks).

REIT Risk. The KBW High Dividend Yield Financial Portfolio's and the KBW Premium Yield Equity REIT Portfolio's investments in securities of real estate companies involve risks. Although the Funds will not invest in real estate directly, the REITs in which the Funds will invest will be subject to risks inherent

17

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Financial Sector Risk. The KBW High Dividend Yield Financial Portfolio's and KBW International Financial Portfolio's investments in securities of the financial sector involve risks. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Risk of Investing in BDCs. The KBW High Dividend Yield Financial Portfolio's investments in business development companies ("BDCs") involve risks. The Investment Company Act of 1940, as amended (the "1940 Act"), imposes certain restraints upon the operations of a BDC. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. The limitations on a BDC's asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies which involve greater risk than well-established publicly-traded companies. To the extent that the Fund invests a portion of its assets in BDCs, a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly the expenses of the BDCs.

Foreign Institutions Risk. For KBW International Financial Portfolio, foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Property and Casualty Insurance Industry Risk. The KBW Property & Casualty Insurance Portfolio's investments in securities of property and casualty insurance companies involve risks. Property and casualty insurance companies can be significantly affected by many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as natural disasters and terrorist acts.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

18

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies in which KBW High Dividend Yield Financial Portfolio invests and other extraordinary expenses.

Expenses included for KBW High Dividend Yield Financial Portfolio, in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment companies' expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly for the KBW International Financial Portfolio and KBW Property & Casualty Insurance, and monthly for the KBW Premium Yield Equity REIT Portfolio and KBW High Dividend Yield Financial Portfolio and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of

19

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies in which KBW High Dividend Yield Financial Portfolio invests and other extraordinary expenses. Each Fund (except for the KBW International Financial Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.35% of the Fund's average daily net assets. The KBW International Financial Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.40% of the Fund's average daily net assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Mortgage Capital, Inc. for the six-month period ended April 30, 2011.

KBW High Dividend Yield Financial Portfolio
	Value 10/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/11	Dividend Income
Invesco Mortgage Capital, Inc.	$—	$801,303	$(25,873)	$11,839	$(1,215)	$786,054	$37,441

20

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. With respect to each Fund, during the six-month period ended April 30, 2011, there were no significant transfers between investment levels.

Note 6. Federal Income Tax

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal period-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code rules and related regulations based on the results of future transactions.

21

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 7. Investment Transactions

For the period ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
KBW High Dividend Yield Financial Portfolio	$982,800	$986,784
KBW International Financial Portfolio	84,053	75,492
KBW Premium Yield Equity REIT Portfolio	871,666	779,500
KBW Property & Casualty Insurance Portfolio	87,593	65,745

For the period ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
KBW High Dividend Yield Financial Portfolio	$13,676,849	$325,905
KBW International Financial Portfolio	2,513,753	37,967
KBW Premium Yield Equity REIT Portfolio	5,313,780	239,857
KBW Property & Casualty Insurance Portfolio	4,991,738	2,577,884

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, costs of investments for tax and financial reporting purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
KBW High Dividend Yield Financial Portfolio	$13,338,336	$232,257	$366,191	$(133,934)
KBW International Financial Portfolio	2,481,129	235,836	300,588	(64,752)
KBW Premium Yield Equity REIT Portfolio	5,157,617	291,854	319,541	(27,687)
KBW Property & Casualty Insurance Portfolio	2,537,396	140,425	185,710	(45,285)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or

22

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

23

Board Considerations Regarding Approval of Investment Advisory Agreement for the New KBW Funds

At a meeting held on September 23, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio and PowerShares KBW Property & Casualty Insurance Portfolio (each, a "New Fund" and collectively, the "New Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as each New Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationships with the New Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each New Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each New Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the New Funds, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the New Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the New Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to each New Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each New Fund's proposed advisory fee, as compared to the expense ratios of various comparable ETFs for each New Fund, as well as the average and median expense ratios of each New Fund's respective Lipper peer group, which includes ETF and non-ETF funds. The Trustees noted the information compiled by the Adviser from Lipper Inc. databases on the expense ratios and advisory fees of various types of ETFs and open-end actively managed funds that they had received in connection with the 2010 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the annual advisory fee to be charged to each New Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the New Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that each New

24

Board Considerations Regarding Approval of Investment Advisory Agreement for the New KBW Funds (Continued)

Fund's unitary advisory fee generally was lower than or within an acceptable range of the expense ratios of the ETFs in its ETF universe, and was lower than the average and median expense ratios of each New Fund's Lipper peer group. The Trustees considered each New Fund's proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Trustees also noted that each New Fund's licensing fee was payable out of the unitary fee to be charged to the New Fund. The Trustees also noted the Adviser's representation that each New Fund's advisory fee was competitive with those of its ETF peers. The Board concluded that the unitary advisory fee to be charged to each New Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the New Funds and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceed the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the New Funds appeared to be reasonable in comparison with the cost of providing investment advisory services to the New Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each New Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the New Funds would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for the New Funds. The Trustees considered whether the advisory fee rate for each New Fund is reasonable in relation to the projected asset size of the New Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the New Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each New Fund. No single factor was determinative in the Board's analysis.

25

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2011 Semi-Annual Report to Shareholders

April 30, 2011

PowerShares Senior Loan Portfolio (BKLN)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Statement of Cash Flows	13

Financial Highlights	14

Notes to Financial Statements	15

Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	25

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
BKLN	PowerShares Senior Loan Portfolio	03/03/11	41	5	11	22	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
BKLN	0	2	1	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2011.

In pursuing its investment objective, PowerShares Senior Loan Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The effects of the investment companies' expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 3, 2011 (Fund Inception)	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period March 3, 2011 (Fund Inception) to April 30, 2011 (1)
PowerShares Senior Loan Portfolio Actual	$1,000.00	$1,010.58	0.65%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period March 3, 2011 (Fund Inception) to April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 59 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365.

4

Portfolio Composition

PowerShares Senior Loan Portfolio

Credit Quality Rating Breakdown (% of the Fund's Net Assets) as of April 30, 2011 (Unaudited)

BBB	0.8
BBB-	1.0
BB	4.4
BB-	10.7
B+	28.7
B	19.5
B-	11.2
CCC+	2.4
CCC	4.7
Not-Rated	3.4
Equity	7.8
Bond	4.4
Money Market Fund	14.4
Liabilities in excess of other assets	(13.4)

Schedule of Investments

PowerShares Senior Loan Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—86.8% (a)(b)
	Advertising—2.2%
$998,747	Getty Images, Inc., Term Loan B (c)	5.250%	11/7/16	$1,011,386
636,611	RH Donnelley, Inc., Term Loan D3-EXIT (c)	9.000	10/24/14	503,101
998,750	Visant Corp. (c)	5.250	12/22/16	1,005,407
				2,519,894
	Aerospace/Defense—1.4%
	Hawker Beechcraft Acquisition Co. LLC
40,741	Term Loan (c)	2.070	3/26/14	35,988
658,836	Term Loan OLD (c)	2.307	3/26/14	581,973
997,500	TransDigm, Inc.	4.000	2/14/17	1,008,378
				1,626,339
	Airlines—0.8%
500,000	United Air Lines, Inc., Term Loan B	2.313	2/3/14	487,918
542,361	US Airways Group, Inc.	2.753	3/21/14	500,705
				988,623
	Auto Manufacturers—1.9%
2,200,675	Ford Motor Co., Term Loan B1	3.010	12/16/13	2,205,802
	Auto Parts & Equipment—3.0%
1,497,114	Allison Transmission, Inc., Term Loan B (c)	3.010	8/7/14	1,498,634
	Federal-Mogul Corp.
1,185,809	Term Loan B-EXIT (c)	2.198	12/29/14	1,158,808
337,838	Term Loan C-EXIT (c)		12/27/15	330,145
500,000	Goodyear Tire & Rubber Co. (The)	1.960	4/30/14	492,290
				3,479,877
	Banks—1.4%
1,625,000	CIT Group, Inc., Term Loan 3-DD	6.250	8/11/15	1,652,422

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Building Materials—0.9%
$1,048,622	Goodman Global, Inc., Term Loan B-NEW (c)	5.750%	10/28/16	$1,058,961
	Chemicals—3.6%
1,000,000	Celanese Holdings, LLC, Term Loan C-EXT	3.303	10/31/16	1,009,600
500,000	Huntsman International, LLC, Term Loan B-NONEXT	1.742	4/21/14	494,553
498,705	ISP Chemco, LLC, Term Loan B	1.750	6/4/14	492,733
498,213	PQ Corp.	3.560	7/30/14	486,607
673,313	Styron, LLC, Term Loan B	6.000	8/2/17	682,402
997,500	Univar, Inc., Term Loan B	5.000	6/30/17	1,006,168
				4,172,063
	Commercial Services—3.7%
	ARAMARK Corp.
61,706	Term Loan	3.494	7/26/16	61,912
938,293	Term Loan EXT	3.557	7/26/16	941,422
1,000,000	Hertz Corp. (The) (c)		3/11/18	1,010,110
500,000	KAR Auction Services, Inc.	3.000	10/18/13	499,845
	ServiceMaster Co. (The)
1,679,485	Term Loan B (c)	2.810	7/24/14	1,655,812
67,925	Term Loan DD (c)(d)	—	7/24/14	66,967
				4,236,068
	Computers—2.0%
	SunGard Data Systems, Inc.
500,000	Term Loan A-NONEXT (c)(d)	—	2/28/14	493,250
1,850,000	Term Loan B	3.912	2/26/16	1,866,410
				2,359,660
	Diversified Financial Services—5.1%
2,150,000	AGFS Funding Co., Term Loan NEW (c)	7.250	4/21/15	2,155,182
998,750	Fifth Third Processing Solutions, Inc., Term Loan B (c)	5.500	11/3/16	1,008,348
	Nuveen Investments, Inc.
600,000	Term Loan B-NONEXT	3.307	11/13/14	583,455
750,000	Term Loan EXT	5.807	5/12/17	753,518
998,750	Pinafore, LLC, Term Loan B-NEW (c)	4.250	9/29/16	1,009,267
500,000	Pinnacle Foods Finance, LLC, Term Loan B-OLD	2.743	4/2/14	499,093
				6,008,863
	Electric—3.7%
	Texas Competitive Electric Holdings Co. LLC
1,164,341	Term Loan B1 (c)	3.746	10/10/14	1,006,026
2,480,233	Term Loan B2 (c)	3.803	10/10/14	2,142,995
1,393,798	Term Loan B3	3.803	10/10/14	1,204,284
				4,353,305
	Entertainment—1.0%
548,625	Cedar Fair L.P.	4.000	2/15/17	554,536
600,000	Penn National Gaming, Inc., Term Loan B	2.050	10/3/12	600,000
				1,154,536
	Food—2.1%
1,500,000	Del Monte Foods Co., Term Loan B	4.500	3/8/18	1,508,055
997,409	U.S. Foodservice	2.760	7/3/14	968,619
				2,476,674

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Forest Products & Paper—0.8%
$998,684	Georgia-Pacific, LLC, Term Loan B1-OLD (c)	2.307%	12/21/12	$1,000,077
	Healthcare - Products—2.5%
498,711	Bausch & Lomb, Inc., Term Loan B	3.557	4/24/15	499,709
1,498,708	Biomet, Inc., Term Loan B (c)	3.308	3/25/15	1,499,412
1,000,000	Carestream Health, Inc., Term Loan B	5.000	2/25/17	940,240
				2,939,361
	Healthcare - Services—8.2%
	CHS/Community Health Systems, Inc.
2,411,666	Term Loan B-NONEXT	2.561	7/25/14	2,354,521
85,440	Term Loan DD	2.561	7/25/14	83,416
998,747	Term Loan EXT (c)	3.811	1/25/17	983,596
1,048,625	DaVita, Inc., Term Loan B-NEW (c)	4.500	10/20/16	1,059,190
1,000,000	Fresenius Medical Care Holdings, Inc., Term Loan B-OLD	1.682	3/31/13	1,000,075
	HCA, Inc.
500,000	Term Loan A1	1.557	11/19/12	499,875
1,250,000	Term Loan B1	2.557	11/18/13	1,250,863
750,000	Term Loan B2	3.553	3/31/17	752,051
1,747,229	Health Management Associates, Inc., Term Loan B (c)	2.057	2/28/14	1,725,520
				9,709,107
	Household Products/Wares—0.6%
700,000	Reynolds Group Holdings, Inc., Term Loan E	4.250	2/9/18	704,774
	Insurance—0.8%
990,531	Asurion Corp., Term Loan B (c)	3.312	7/3/14	987,777
	Investment Companies—1.0%
1,234,746	Royalty Pharma AG, Term Loan B (c)	2.557	4/16/13	1,236,296
	Leisure Time—1.4%
1,841,169	Sabre, Inc. (c)	2.304	9/30/14	1,673,926
	Lodging—4.6%
	Caesars Entertainment Operating Co., Inc.
1,050,000	Term Loan B1	3.303	1/28/15	985,588
2,900,000	Term Loan B2	3.303	1/28/15	2,722,099
548,259	Term Loan B3	3.307	1/28/15	514,626
	Las Vegas Sands, LLC
1,123,231	Term Loan B-EXT (c)(d)	—	11/23/16	1,107,084
125,513	Term Loan I-DD-EXT (c)(d)	—	11/23/16	123,709
				5,453,106
	Media—15.0%
1,747,416	Cengage Learning Acquisitions, Inc. (c)	2.500	7/3/14	1,685,164
1,498,701	Cequel Communications, LLC (c)	2.260	11/5/13	1,494,850
	Charter Communications Operating, LLC
498,711	Term Loan B1-OLD	2.250	3/6/14	498,973
1,847,854	Term Loan C-EXT (c)	3.560	9/6/16	1,856,511
2,450,000	Clear Channel Communications, Inc., Term Loan B (c)	3.896	1/28/16	2,185,105
	CSC Holdings, Inc.
1,296,588	Term Loan B2-NEW	2.059	3/29/16	1,303,013
500,000	Term Loan B3 (c)		3/29/16	502,465

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio

April 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Nielsen Finance, LLC
$650,000	Term Loan A	2.231%	8/9/13	$648,619
822,927	Term Loan C-EXT	3.759	5/2/16	824,470
1,375,000	SuperMedia, Inc., Term Loan B-EXIT (c)	10.853	12/31/15	926,867
3,000,000	Tribune Co., Term Loan B	5.250	6/4/14	2,097,915
997,500	TWCC Holding Corp., Term Loan B	4.250	2/11/17	1,009,415
	Univision Communications, Inc.
520,385	Term Loan B-NONEXT	2.246	9/29/14	510,467
2,216,430	Term Loan EXT (c)	4.496	3/31/17	2,172,211
				17,716,045
	Miscellaneous Manufacturing—0.8%
1,022,582	Harland Clarke Holdings, Corp., Term Loan B	2.807	6/30/14	985,299
	Real Estate—1.0%
	Realogy Corp.
1,096,973	Term Loan B-EXT (c)	4.562	10/10/16	1,035,115
102,876	Term Loan NONEXT (c)	4.513	10/10/16	97,075
				1,132,190
	Retail—4.4%
1,183,094	Claire's Stores, Inc., Term Loan B (c)	3.054	5/29/14	1,122,733
1,000,000	Dollar General Corp., Term Loan B1 (c)	3.054	7/7/14	1,001,500
750,000	Michaels Stores, Inc., Term Loan B1	2.563	10/31/13	745,129
500,000	Neiman Marcus Group, Inc. (The), Term Loan B2	4.310	4/6/16	501,535
498,418	OSI Restaurant Partners, LLC	2.563	6/14/14	489,950
990,000	Petco Animal Supplies, Inc., Term Loan B-NEW	4.500	11/24/17	999,776
510,256	Rite Aid Corp., Term Loan 2	1.970	6/4/14	492,504
				5,353,127
	Semiconductors—1.2%
1,397,895	Freescale Semiconductor, Inc. (c)	4.494	12/1/16	1,399,649
	Software—5.3%
	First Data Corp.
1,924,116	Term Loan B1-OLD (c)	3.002	9/24/14	1,830,007
1,860,960	Term Loan B2-OLD (c)	3.002	9/24/14	1,771,401
2,250,875	Term Loan B3-OLD (c)	3.002	9/24/14	2,142,956
468,043	MSCI, Inc., Term Loan B1	3.750	3/14/17	475,064
				6,219,428
	Telecommunications—6.4%
1,248,049	Avaya, Inc., Term Loan B3-EXT (c)	4.811	10/26/17	1,222,183
600,000	Insight Midwest Holdings, LLC, Term Loan B (c)		4/7/14	594,810
2,000,000	Intelsat Jackson Holdings S.A., Term Loan B-NEW (c)	5.250	4/2/18	2,022,030
1,000,000	Level 3 Financing, Inc., Term Loan A-OLD (c)	2.553	3/13/14	987,015
498,750	Syniverse Holdings, Inc., Term Loan NEW	5.250	12/21/17	504,466
	Telesat Canada
919,711	Term Loan I (Canada) (c)	3.250	10/31/14	920,691
79,001	Term Loan II-DD (c)	3.250	10/31/14	79,085
600,000	UPC Financing Partnership, Term Loan X	3.744	12/31/17	602,358
750,000	Windstream Corp., Term Loan B2-EXT (c)		12/17/15	753,746
				7,686,384
	Total Senior Floating Rate Loans (Cost $102,602,186)			102,489,633

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio

April 30, 2011 (Unaudited)

Number of Shares				Value
	Closed-End Funds—7.8%
15,745	BlackRock Floating Rate Income *			$246,409
18,761	Eaton Vance Senior Floating-Rate Trust *			315,748
301,078	Eaton Vance Senior Income Trust *			2,203,891
171,542	First Trust Senior Floating Rate Income Fund II *			2,643,462
416,670	ING Prime Rate Trust *			2,608,354
98,390	LMP Corporate Loan Fund, Inc. *			1,232,827
	Total Closed-End Funds (Cost $9,146,388)			9,250,691
Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds—4.4%
	Electric—1.8%
$1,250,000	Calpine Corp. (e)	7.250%	10/15/17	1,318,750
750,000	Calpine Corp. (e)	7.875	1/15/23	799,688
				2,118,438
	Household Products/Wares—1.3%
1,500,000	Reynolds Group Holdings Ltd., (e)	7.125	4/15/19	1,571,250
	Packaging & Containers—1.3%
1,500,000	Berry Plastics Corp. (f)	5.028	2/15/15	1,485,000
	Total Corporate Bonds (Cost $5,137,715)			5,174,688
Number of Shares
	Money Market Fund—14.4%
16,942,874	Bank of New York (The) Cash Reserve (g) (Cost $16,942,874)			16,942,874
	Total Investments (Cost $133,829,163)—113.4%			133,857,886
	Liabilities in excess of other assets—(13.4)%			(15,798,186)
	Net Assets—100.0%			$118,059,700

Notes to Schedule of Investments:

(a)  Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year, and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designed U.S. bank.

(b)  Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have a expected average life of three to five years.

(c)  All or a portion of this holding is subject to unfunded loan commitments. See Note 7.

(d)  This floating rate interest will settle after April 30, 2011, at which time the interest rate will be determined.

(e)  Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2011 was $3,689,688, which represented 3.00% of the Fund's Net Assets.

(f)  Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2011.

(g)  Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 2C.

*  Non-income producing security.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

PowerShares Senior Loan Portfolio

April 30, 2011 (Unaudited)

ASSETS:
Investments, at value	$133,857,886
Receivables:
Investments sold	80,086,182
Shares sold	12,616,111
Interest	174,919
Total Assets	226,735,098
LIABILITIES:
Due to custodian	789,736
Payables:
Investments purchased	107,836,871
Accrued advisory fees	48,791
Total Liabilities	108,675,398
NET ASSETS	$118,059,700
NET ASSETS CONSIST OF:
Shares of beneficial interest	$117,799,752
Undistributed net investment income	225,934
Undistributed net realized gain	5,291
Net unrealized appreciation	28,723
Net Assets	$118,059,700
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,700,100
Net asset value	$25.12
Share price	$25.28
Investments, at cost	$133,829,163

See Notes to Financial Statements.

10

Statement of Operations

PowerShares Senior Loan Portfolio

For the Period March 1, 2011* through April 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest income	$424,235
Dividend income	58,440
Total Income	482,675
EXPENSES:
Advisory fees	80,871
Total Expenses	80,871
Net Investment Income	401,804
REALIZED AND UNREALIZED GAIN ON:
Net realized gain	5,291
Net unrealized appreciation	28,723
Net realized and unrealized gain	34,014
Net increase in net assets resulting from operations	$435,818

*  Commencement of Investment Operations.

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

PowerShares Senior Loan Portfolio

For the Period March 1, 2011* through April 30, 2011 (Unaudited)
OPERATIONS:
Net investment income	$401,804
Net realized gain	5,291
Net unrealized appreciation	28,723
Net increase in net assets resulting from operations	435,818
Undistributed net investment income included in the price of units issued and redeemed	111,060
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(286,930)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	117,910,812
Net income equalization	(111,060)
Net increase in net assets resulting from shares transactions	117,799,752
Increase in Net Assets	118,059,700
NET ASSETS:
Beginning of period	—
End of period	118,059,700
Undistributed net investment income at end of period	$225,934
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,700,100
Shares repurchased	—
Shares outstanding, beginning of period	—
Shares outstanding, end of period	4,700,100

*  Commencement of Investment Operations.

See Notes to Financial Statements.

12

Statement of Cash Flows

PowerShares Senior Loan Portfolio

For the Period March 1, 2011* through April 30, 2011 (Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$435,818
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Purchases of investments	(202,453,611)
Proceeds from disposition of investments sold	85,644,481
Increase in receivables	(92,877,212)
Amortization of premiums and accretion of discounts on investment securities	(71,868)
Increase in payables and accrued expenses	107,885,662
Unrealized appreciation on investments	(28,723)
Net realized gain from investments securities	(5,291)
Net cash provided by (used in) operating activities	(101,470,744)
CASH PROVIDED BY FINANCING ACTIVITIES
Dividends paid to shareholders	(286,930)
Proceeds from shares of beneficial interest sold	117,910,812
Increase in payable for amount due to custodian	789,736
Net cash provided by financing activities	118,413,618
Net increase in cash and cash equivalents	16,942,874
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$16,942,874

*  Commencement of Investment Operations.

See Notes to Financial Statements.

13

Financial Highlights

PowerShares Senior Loan Portfolio

	For the Period March 1, 2011* through April 30, 2011 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income**	0.11
Net realized and unrealized gain on investments	0.08
Total from investment operations	0.19
Distributions to shareholders from:
Net investment income	(0.07)
Net asset value at end of period	$25.12
Share price at end of period***	$25.28
NET ASSET VALUE, TOTAL RETURN****	0.77	%(a)
SHARE PRICE TOTAL RETURN****	1.42	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$118,060
Ratio to average net assets of:
Expenses>	0.63	%†
Net investment income	3.12	%†
Portfolio turnover rate ††	92%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effects of the investment companies' expenses are included in the Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (March 3, 2011, first day of trading on the Exchange) to April 30, 2011 was 1.06%. The share price total return from Fund Inception to April 30, 2011 was 1.13%.

See Notes to Financial Statements.

14

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered forty-five portfolios. This report includes the following portfolio:

Full Name	Short Name
PowerShares Senior Loan Portfolio	Senior Loan Portfolio

The portfolio (the "Fund") represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund's Shares." The Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Fund's market price may differ to some degree from the net asset value ("NAV") of the Fund's Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally for cash only. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (the "Underlying Index").

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are generally valued according to the following policies. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which

15

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable with one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depository receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and

16

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund's investments and a potential decrease in the NAV of the Fund. There can be no assurance that the collateral for a loan would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, the Fund may not realize full value in the event of the need to sell a loan. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans are also subject to the risk of changes in legislation or state or federal regulations, which may adversely affect the availability of loans for investment. Generally there is less readily available, reliable information about most loans than is the case for many other types of securities. From time to time, one or more of the factors described above may create volatility in the markets for debt instruments and decrease the liquidity of the loan market.

Non-Investment Grade Securities Risk. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower's or issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.

Reinvestment Risk. Proceeds from a current investment of the Fund, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment. Reinvestment risk is greater on short to intermediate-term loans.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be

17

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Risks of Investing in Closed-End Funds. The shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund's portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently effects creations and redemptions principally for cash and partially inkind, rather than primarily in-kind, because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Non-Correlation and Sampling Risks. The Fund's return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. The Fund's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset values than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

18

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

G. Expenses

The Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the investment companies and other extraordinary expenses.

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment

19

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

companies' expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

H. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records on ex-dividend date. The Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a tax return of capital at fiscal period-end.

I. Equalization

The Fund uses the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.75% of the Fund's average daily net assets. The Adviser has agreed to waive 0.10% of its unitary management fee until April 20, 2012. The Adviser has agreed to pay substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the investment companies and other extraordinary expenses.

The Adviser has entered into a sub-advisory agreement with Invesco Senior Secured Management Inc. (the "Sub-Adviser"), the primary sub-adviser to the Fund. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Standard & Poor's (the "Licensor"). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use with the Fund. The Fund is not sponsored, endorsed, sold or promoted by the Licensor

20

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

and the Licensor makes no representation regarding the advisability of investing in the Fund. The Trust has entered into a sub-licensing agreement under which the Fund may track its respective Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period ended April 30, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$9,250,691	$—	$—	$9,250,691
Corporate Debt Securities	—	107,664,321	—	107,664,321
Money Market Fund	16,942,874	—	—	16,942,874
Total Investments	$26,193,565	$107,664,321	$—	$133,857,886
21

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Note 6. Investment Transactions

The aggregate amount of investment securities purchased and sold by the Fund during the period ended April 30, 2011 was $202,453,611 and $85,644,481, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$449,013
Aggregate unrealized (depreciation) of investment securities	(420,290)
Net unrealized appreciation of investment securities	$28,723
Cost of investments for tax and financial reporting purposes is $133,829,163.

Note 7. Unfunded Loan Commitments

As of April 30, 2011, the Fund had unfunded loan commitments of $27,667,661, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Unfunded Commitments
Allison Transmission, Inc.	Term Loan B	$500,507
AGFS Funding Co.	Term Loan NEW	1,002,410
Asurion Corp.	Term Loan B	498,610
Avaya, Inc.	Term Loan B3-EXT	489,637
Biomet, Inc.	Term Loan B	500,235
Cengage Learning Acquisitions, Inc.	Term Loan	723,281
Cequel Communications, LLC	Term Loan	997,430
Charter Communications Operating, LLC	Term Loan C-EXT	502,342
Claire's Stores Inc.	Term Loan B	711,735
Clear Channel Communications, Inc.	Term Loan B	891,880
CHS/Community Health Systems, Inc.	Term Loan EXT	492,415
CSC Holdings, Inc.	Term Loan B3	502,465
DaVita Inc.	Term Loan B-NEW	505,037
Dollar General Corp.	Term Loan B1	500,750
Federal-Mogul Corp.	Term Loan C-EXIT	330,145
Federal-Mogul Corp.	Term Loan B-EXIT	647,085
Fifth Third Processing Solutions, Inc.	Term Loan B	504,805
First Data Corp.	Term Loan B1-OLD	713,318
First Data Corp.	Term loan B2-OLD	833,307
First Data Corp.	Term Loan B3-OLD	1,428,083
Freescale Semiconductor, Inc.	Term Loan	750,941
Georgia-Pacific, LLC	Term Loan B1-OLD	500,698

22

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Borrower		Unfunded Commitments
Getty Images, Inc.	Term Loan B	$506,328
Goodman Global, Inc.	Term Loan B-NEW	504,930
Hawker Beechcraft Acquisition Co. LLC	Term Loan	18,005
Hawker Beechcraft Acquisition Co. LLC	Term Loan OLD	291,162
Health Management Associates, Inc.	Term Loan B	740,681
Hertz Corp.(The)	Term Loan	1,010,110
Insight Midwest Holdings, LLC	Term Loan B	594,810
Intelsat Jackson Holdings S.A.	Term Loan B-NEW	505,508
Las Vegas Sands, LLC	Term Loan I-DD-EXT	123,709
Las Vegas Sands, LLC	Term Loan B-EXT	1,107,084
Level 3 Financing, Inc	Term Loan A-OLD	493,508
Pinafore, LLC	Term Loan B-NEW	505,265
RH Donnelley, Inc.	Term Loan D3-EXIT	237,084
Realogy Corp.	Term Loan NONEXT	40,453
Realogy Corp.	Term Loan B-EXT	431,352
Royalty Pharma AG	Term Loan B	750,941
Sabre, Inc.	Term Loan	454,583
ServiceMaster Co.(The)	Term Loan DD	66,967
ServiceMaster Co.(The)	Term Loan B	672,462
SunGard Data Systems Inc.	Term Loan A-NONEXT	493,250
SuperMedia Inc.	Term Loan B-EXIT	438,155
Telesat Canada	Term Loan I(Canada)	460,939
Telesat Canada	Term Loan II-DD	39,593
Texas Competitive Electric Holdings Co. LLC	Term Loan B1	258,539
Texas Competitive Electric Holdings Co. LLC	Term loan B2	648,023
Univision Communications Inc.	Term Loan EXT	490,025
Visant Corp.	Term Loan	503,333
Windstream Corp.	Term Loan B2-EXT	753,746
		$27,667,661

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

23

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2011 (Unaudited)

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most exchange-traded funds ("ETFs"), the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

The Fund charges fixed and variable transaction fees for creations and redemptions which are treated as increases in capital.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

24

Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting held on January 18, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved for the PowerShares Senior Loan Portfolio (the "Fund") the Investment Advisory Agreement between the Trust and Invesco PowerShares Capital Management LLC (the "Adviser") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Adviser and the following eight affiliated sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc. ("ISSM"); and Invesco Trimark Ltd.

The Trustees considered that the Sub-Advisers serve as sub-advisers for other exchange-traded funds ("ETFs") managed by the Adviser, and that as part of their annual contract renewal process, they had renewed the investment sub-advisory agreement for those funds following a multi-month review process that concluded at their April 2010 meeting. The Trustees also considered that the Trust's Chief Compliance Officer had represented that the information provided with respect to the Sub-Advisers, and particularly with respect to ISSM, whose portfolio managers would be primarily responsible for day-to-day management of the Fund's portfolio, in connection with that contract renewal meeting had not changed materially.

In approving the Investment Advisory and Sub-Advisory Agreements, the Trustees considered: (i) the nature, extent and quality of services to be provided, (ii) the cost of services to be provided, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser and the Sub-Advisers from their relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory and Sub-Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided under the Investment Advisory and Sub-Advisory Agreement. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and considered the quality of services provided by the Adviser to other ETFs. The Trustees also reviewed reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian, transfer agent and the Sub-Advisers. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund. The Trustees noted that the Adviser is responsible for overseeing the Fund's operations and management, including trade execution.

The Board considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board noted that the Sub-Advisory Agreement will provide flexibility to access a broad talent base of portfolio managers and facilitate Invesco's global trading desk strategy. The Board reviewed the

25

Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements (Continued)

qualifications and background of ISSM's portfolio managers and noted the qualifications and background of the other Sub-Advisers and the resources made available to the Sub-Advisers' personnel.

Based on their review, the Trustees concluded that the nature and extent of services to be provided under the Advisory and Sub-Advisory Agreements were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the proposed advisory fee and on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted the Adviser's statement that the Fund would be the first ETF investing in bank loans and the comparison of the proposed advisory fee to the expense ratios of a comparable peer group of funds investing in bank loans or other leveraged or floating-rate loans. The Trustees noted the information compiled by the Adviser from Lipper Inc. databases on the expense ratios and advisory fees of various types of ETFs and open-end funds, including index funds, that they had received in connection with the 2010 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including the set-up and commitment fees associated with the Fund's line of credit, except brokerage commissions and other trading expenses, taxes, interest, including interest on the line of credit, and extraordinary expenses. The Trustees also considered that the Adviser has agreed to waive 0.10% of the unitary management fee until April 20, 2012. The Trustees noted that the Fund's unitary advisory fee was within an acceptable range of the expense ratios of the comparable peer group funds. The Trustees considered the proposed advisory fee in light of the distinguishing factors of the Fund and the higher administrative, operational and management oversight costs for the Adviser. The Trustees noted that the Fund's licensing fee, the sub-advisory fee and interest payable for use of the line of credit are payable out of the unitary fee to be charged to the Fund. The Board concluded that the unitary advisory fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the Fund and fees to be paid by the Adviser. The Trustees considered information previously provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceed the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profit to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

The Trustees noted that the sub-advisory fee to be paid to each Sub-Adviser is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services to other Invesco affiliates and reasonable in comparison to fees charged to other clients. The Board considered how the sub-advisory fee relates to the overall advisory fees for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees noted that the Sub-Advisers did not provide an estimate of their profitability in connection with the management of the Fund, but that ISSM anticipates the Fund will be operated at a loss for the first 6 to 12 months of operation. The Board concluded that the estimated profit to be realized by ISSM appeared to be reasonable in comparison with the costs of providing sub-advisory services to the Fund.

26

Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements (Continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the sub-advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory and sub-advisory fees were reasonable and appropriate.

The Trustees noted that the Adviser and the Sub-Advisers had not identified any further benefits that they will derive from their relationship with the Fund, and that there were no soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

27

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-BKLN-SAR-1

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date:	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date:	June 30, 2011

By:	/s/ Bruce T. Duncan
Name:	Bruce T. Duncan
Title:	Treasurer

Date:	June 30, 2011